As filed with Securities and Exchange Commission on April 13, 2023

File Nos. 333-226804 and 811-23092

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Registration Statement Under the Securities Act of 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 9 ☒

and/or

Registration Statement Under the Investment Company Act of 1940 ☒

Amendment No. 22 ☒

MEMBERS Horizon Variable Separate Account

(Exact Name of Registrant)

MEMBERS Life Insurance Company

(Name of Depositor)

2000 Heritage Way

Waverly, Iowa 50677-9202

(Address of Depositor’s Principal Executive Offices)

(319) 352-4090

(Depositor’s Telephone Number)

Britney Schnathorst, Esq.

MEMBERS Life Insurance Company

2000 Heritage Way

Waverly, Iowa 50677-9202

(319) 352-4090

(Name and Address of Agent for Service)

COPY TO:
Stephen E. Roth, Esq.
Thomas E. Bisset, Esq.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, DC 20001
(202) 383-0100

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	On May 1, 2023 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in TruStage™ Horizon II Variable Separate Account under the TruStage™ Horizon II Annuity contract (f/k/a MEMBERS Horizon II Flexible Premium Deferred Variable and Index Linked Annuity contract).

TruStage™ Horizon II Annuity

(f/k/a MEMBERS® Horizon II Flexible Premium Deferred Variable
and Index Linked Annuity)

MEMBERS Horizon Variable Separate Account

Issued by:

MEMBERS Life Insurance Company

2000 Heritage Way

Waverly, Iowa 50677

Telephone number: 800-798-5500

Offered Through: CUNA Brokerage Services, Inc.

May 1, 2023

This Prospectus describes the TruStage™ Horizon II Annuity (f/k/a MEMBERS® Horizon II Flexible Premium Deferred Variable and Index Linked Annuity), an individual or joint owned, flexible premium variable and index-linked deferred annuity contract (the “Contract”) issued by MEMBERS Life Insurance Company (the “Company”, “we”, “us”, or “our”). Capitalized terms used in this Prospectus and not otherwise defined have the meanings set forth in the “Glossary.”

The Contract, which you may purchase with an initial Purchase Payment that is at least $5,000, is designed primarily for individuals, trusts, and certain retirement plans that qualify for the special federal income tax treatment associated with annuity contracts. The Contract provides for the accumulation of retirement savings by allocating your monies among various Variable Subaccounts and/or Risk Control Accounts, and also offers a number of payout options. The Contract is a complex insurance and investment vehicle. You should speak with a financial professional about the Contract’s features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. The Prospectus describes all material rights and obligations of Owners, including all state variations.

The variable annuity portion of the Contract is supported by the assets of the MEMBERS Horizon Variable Separate Account, a Separate Account of the Company, which is divided into Variable Subaccounts that each invest in an underlying Fund. You may allocate your Purchase Payments among one or more Variable Subaccounts, and your investment results in a Variable Subaccount will depend on the investment performance of the related Fund. You bear the entire investment risk of any amounts you allocate to the Variable Subaccounts. This Prospectus is accompanied by a current prospectus for each underlying Fund. You should read a Fund’s prospectus carefully before investing. Additional information about each Fund is provided in Appendix A of this Prospectus.

The index-linked portion of the Contract is supported by the assets of a non-registered Separate Account of the Company which has been established to support the Company’s obligations with respect to the Risk Control Accounts. You may allocate your Purchase Payments to one or more Risk Control Accounts. The Risk Control Accounts do not involve an investment in any underlying Fund, and instead are based in part on the investment experience of external Indices. Each Risk Control Account has a reference Index. We currently offer two reference indices: the S&P 500 Price Return Index (“S&P 500”) and the MSCI EAFE Price Return Index (“MSCI EAFE”). Each Risk Control Account has two investment options, a Secure Account Option and a Growth Account Option. We credit interest under each Risk Control Account based in part on the performance of the reference Index, subject to the applicable Index Rate Cap and Index Rate Floor. Each Risk Control Account Anniversary prior to the Risk Control Account Maturity Date starts a new year for purposes of calculating index interest. When funds are withdrawn from a Risk Control Account prior to the Risk Control Account Anniversary for a surrender, partial withdrawal, transfer, annuitization or payment of the Death Benefit, index interest is calculated up to the date of withdrawal. It is possible that you will not earn any interest in the Risk Control Accounts. Contract Value allocated to a Risk Control Account must remain in such Account for the entire Risk Control Account Period to avoid imposition of a Surrender Charge and a Market Value Adjustment. Each Risk Control Account Period is six years. Only one Risk Control Account Period can be in force at any time. This would allow for both a Secure Account and Growth Account for both reference Indices (the S&P 500 Index and the MSCI EAFE Index) to be established for the same Risk Control Account Period. However, once a Risk Control Account(s) is in force, new Risk Control Accounts cannot be established until the termination of the existing Risk Control Accounts on the Risk Control Account Maturity Date. Accordingly, no additional values can be transferred into a Risk Control Account and no additional Purchase Payments can be allocated to a Risk Control Account until the end of the current Risk Control Account Period.

The Secure Account option has an Index Rate Floor of 0%. The Index Rate Floor protects amounts allocated to the Secure Account from declines in the external Indices. This means that negative investment performance of the applicable Index would not reduce your Risk Control Account Value. The Secure Account provides your Risk Control Account Value the most protection from negative investment performance of the reference Index. The Growth Account option has an Index Rate Floor of -10%. This means that negative investment performance of the applicable reference Index could result in a negative Index rate of return that would reduce your Risk Control Account Value. However, Risk Control Account Value will not decline by more than 10% as a result of Index performance for any one-year period even if Index performance is less than -10%. In return for accepting some risk of loss to your Risk Control Account Value allocated to the Growth Account, the Index Rate Cap for the Growth Account is higher than the Index Rate Cap for the Secure Accounts, which allows for the potential for greater increases to your Risk Control Account Value allocated to the Growth Account. The Index Rate Caps place a limit on the positive performance of an Index and therefore limit the amount of Index interest that can be credited to an Owner’s investment in a Risk Control Account. The Index Rate Cap will never be less than 1% for either Risk Control Account. For funds allocated to the Growth Account, there is a risk of loss of your principal and any previously credited interest because each year you agree to absorb all losses less than or equal to the applicable Index Rate Floor. In addition, if the performance of the reference Index equaled or approached the Index Rate Floor, the deduction of Contract charges, Surrender Charges, any negative Market Value Adjustment, and Federal Income Tax Penalties could result in a reduction of Contract Value greater than if only the Index Rate Floor applied.

Purchase Payments and transfer amounts allocated to a Variable Subaccount or Risk Control Account are held in insulated Separate Accounts, the assets of which are not chargeable with liabilities arising out of any other business that we conduct. Our General Account assets are also available to meet the guarantees under the Contract as well as our other general obligations. The guarantees in this Contract are subject to the Company’s financial strength and claims-paying ability.

We may make available additional Variable Subaccounts and Risk Control Accounts in the future. Not all Variable Subaccounts, Risk Control Accounts, or Risk Control Account Periods may be available in all markets where we offer the Contract.

Each Purchase Payment has an individual Surrender Charge schedule which begins when the Purchase Payment is credited to your Contract and continues for six years. If you surrender your Contract or take a partial withdrawal during the six years following allocation of a Purchase Payment, we will apply a Surrender Charge to the Purchase Payment being surrendered or withdrawn that is in excess of the free annual withdrawal amount unless you qualify for the Nursing Home or Hospital waiver or Terminal Illness waiver, described in this Prospectus. The maximum Surrender Charge is 9% of the Purchase Payment withdrawn. Not all waiver benefits are available in all states. The terms under which the Surrender Charge will be waived may vary in some states and are described in Appendix C of this prospectus. All other state Contract variations are also described in Appendix C. Please review Appendix C for any variations from standard Contract provisions that may apply to your Contract based on the state in which your Contract was issued. If you surrender your Contract or take a partial withdrawal during the Accumulation Period, your Risk Control Account Value (if any) will be subject to a Market Value Adjustment. A surrender or partial withdrawal from a Risk Control Account on its Risk Control Account Maturity Date will not be subject to a Surrender Charge or Market Value Adjustment. See “Fees and Expenses,” “Market Value Adjustment,” and “Access to Your Money.” The Market Value Adjustment may be either positive or negative, which means the Market Value Adjustment may increase or decrease the amount you receive upon surrender or partial withdrawal. If the Market Value Adjustment is negative, you may lose a portion of your principal and previously credited interest.

You have the right to cancel your Contract. If you are a new purchaser of a Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. If you cancel your Contract, you will receive either a full refund of the amount you paid with your application or your total Contract value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply. See “Getting Started – The Accumulation Period – Right to Examine.”

There are risks associated with the Contract. These risks include liquidity risks, investment risks, market risks, Company risks, and interest rate risks. Also, a Market Value Adjustment, and Surrender Charges, may apply for a number of years, so that the Contract should only be purchased for the long-term. Under some circumstances, you may receive less than the sum of your Purchase Payments and lose previously credited interest under the Contract. In addition, partial withdrawals and surrenders will be subject to income tax and may be subject to a 10% Internal Revenue Service (“IRS”) additional tax if taken before age 59½. Accordingly, you should carefully consider your income and liquidity needs before purchasing a Contract. Additional information about these risks appears under “Principal Risks of Investing in the Contract” on page 21, as well as under “Fees and Expenses,” and “Federal Income Tax Matters.” Please note that you could lose significantly more than 10% of your investment in a Risk Control Account under the Contract. For example, if you invested $10,000 with a 1.50% Contract Fee and allocated your investment to the Growth Account and the Index then declined by 10% or more in each of three consecutive years, your investment in the Contract at the end of the third year would be equal to $6,932. If you surrendered the Contract at the end of that third year, you would pay a Surrender Charge equal to 7% of your investment or $700 which would leave you with $6,232. That amount would be reduced further if a negative MVA applied. In addition, if you were age 59½ or younger at the time of the surrender, a ten percent additional tax of $623 would apply and would reduce the amount you would have from the Contract to $5,608. This example, however, does not take into account your ability to allocate some or all of your initial investment to the Secure Account which has a floor that protects amounts allocated to that Account from declines in the Index.

The Company has the right to refuse or limit the amount and frequency of additional Purchase Payments allocated under the Contract and to refuse or limit the amount and frequency of additional Purchase Payments that may be allocated to the Risk Control Accounts. If we exercise this right, it will limit your ability to make further investments in the Contract and increase Contract Values and the Death Benefit through additional Purchase Payments.

The Contract is offered through CUNA Brokerage Services, Inc. (“CBSI”), which is the principal underwriter. The principal business address of CBSI is 2000 Heritage Way, Waverly, IA 50677. The principal underwriter is not required to sell any specific number or dollar amount of Contracts, but will use its best efforts to sell the Contracts. There are no arrangements to place funds in an escrow, trust, or similar account. The offering of the Contract is intended to be continuous.

This Prospectus provides important information you should know before investing, including risks related to the Company’s business. Please see “Potential Risk Factors That May Affect Our Business and Our Future Results” for more information regarding these risks. Please keep this Prospectus for future reference.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at investor.gov/.

Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. The Contracts are not insured by the Federal Deposit Insurance Corporation or any other government agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal and previously credited interest and prior earnings.

The Contract may not be available in all states. This Prospectus does not constitute an offer to sell any Contract and it is not soliciting an offer to buy any Contract in any state in which the offer or sale is not permitted. We do not authorize anyone to provide any information or representations regarding the offering described in this Prospectus other than the information and representations contained in this Prospectus.

GLOSSARY

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. We define these terms below.

1940 Act – The Investment Company Act of 1940, as amended.

Accumulation Credit – A unit of measure used to calculate Risk Control Account Value.

Accumulation Credit Factor – A dollar value for each Accumulation Credit in a Risk Control Account on a given Business Day.

Accumulation Period – The phase of the Contract that begins on the Contract Issue Date and ends on the Payout Date, or the date the Contract is terminated if earlier.

Accumulation Unit – A unit of measure used to calculate Variable Subaccount Value.

Accumulation Unit Value – A dollar value for each Accumulation Unit in a Variable Subaccount on a given Business Day.

Adjusted Index Value – The Closing Index Value adjusted for the Index Rate Cap or Index Rate Floor for the current Risk Control Account Year.

Administrative Office – MEMBERS Life Insurance Company, 2000 Heritage Way, Waverly, Iowa 50677. Phone: 1-800-798-5500.

Age – Age as of last birthday.

Allocation Level – Specific levels identified in your Contract for the sole purpose of administering allocation instructions according to the requirements of the Contract.

Annuitant (Joint Annuitant) – The natural person(s) whose life (or lives) determines the amount of annuity payments under the Contract.

Authorized Request – A signed and dated request that is in Good Order. A request to change your allocation instructions must be signed by all Owners. A request to change a party to the Contract, change the Payout Date or request a partial withdrawal or full surrender of the Contract must be signed by all Owners and any irrevocable Beneficiary or an assignee.

Automatic Rebalance Program – A program to automatically transfer values among the Risk Control Accounts and/or Variable Subaccounts to achieve the balance of Contract Value equal to the Allocation Levels you requested.

Bailout Provision – If the Index Rate Cap for your Risk Control Account is set below the bailout rate prominently displayed on your Contract Data Page attached to the front of the cover page of the Contract, the Bailout Provision allows you to transfer the Risk Control Account Value from that Risk Control Account during the 30-day period following the Risk Control Account Anniversary. A Market Value Adjustment will not apply to such transfer.

Beneficiary – The person(s) (or entity) you named to receive proceeds payable due to the death of the Owner. Before the Payout Date, if no Beneficiary survives the Owner, we will pay the Death Benefit proceeds to the Owner’s estate.

Business Day – Any day that the New York Stock Exchange is open for trading. All requests for transactions that are received at our Administrative Office in Good Order on any Business Day prior to market close, generally 4:00 P.M. Eastern Time, will be processed as of the end of that Business Day. However, with respect to a subaccount, no valuation may be made on days that the subaccount’s corresponding fund does not value its share.

Closing Index Value – The closing value for an Index as of a Business Day.

Company – MEMBERS Life Insurance Company; also referred to as “we”, “our” and “us”.

Contract – The TruStage™ Horizon II Annuity (f/k/a MEMBERS Horizon II Flexible Premium Deferred Variable and Index Linked Annuity), an individual or joint owned, flexible premium deferred variable and index-linked annuity contract issued by MEMBERS Life Insurance Company.

Contract Anniversary – The same day and month as the Contract Issue Date for each year the Contract remains in force. If a Contract Anniversary does not fall on a Business Day, any transactions required as of that date will be processed on the next Business Day but will be effective as of that Contract Anniversary.

Contract Fee – A fee assessed against Contract Value allocated to the Variable Subaccounts and the Risk Control Accounts. The portion of the fee assessed to the Variable Subaccounts equals a percentage of the average daily value of the assets of the Variable Subaccounts to which the Variable Subaccount Value is allocated. The portion of the fee assessed to the Risk Control Accounts equals a percentage of the Accumulation Credit Factor for the Risk Control Account at the start of a Risk Control Account Year. The Contract Fee is shown on your Contract Data Page. This fee compensates us for the expenses, expense risk, and mortality risk assumed by us.

Contract Issue Date – The date we use to determine Contract Years and Contract Anniversaries.

Contract Value – The total value of your annuity during the Accumulation Period. All values are calculated as of the end of a Business Day.

Contract Year – Any twelve-month period beginning on the Contract Issue Date or Contract Anniversary and ending on the next Contract Anniversary.

Data Page – Pages attached to your Contract that describe certain terms applicable to your specific Contract.

Death Benefit – The Return of Purchase Payment Death Benefit Endorsement is attached to this Contract. It provides a Death Benefit of the greater of Contract Value as of the date Death Benefits are payable or total Purchase Payments adjusted for withdrawals. We do not apply the Surrender Charge or Market Value Adjustment in determining the Death Benefit payable.

Earnings – Your Contract Value minus Purchase Payments not previously withdrawn.

Frequent Transfers Procedures – Policies and procedures that we have adopted in order to try to protect Owners and the Funds from potentially harmful trading activity.

Fund – Each investment portfolio or any other open-end management investment company or unit investment trust in which a Variable Subaccount invests.

General Account – All of the Company’s assets other than the assets in the Separate Accounts.

Good Order – A request or transaction generally is considered in "Good Order" if we receive it in our Administrative Office within the time limits, if any, prescribed in this Prospectus for a particular transaction or instruction, it includes all information and supporting legal documentation necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A request or transaction may be rejected or delayed if not in Good Order. This information and documentation necessary for a transaction or instruction generally includes, to the extent applicable: the completed application or instruction form; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funds affected by the requested transaction; the signatures of all Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial professional before submitting the form or request.

Holding Account – An account that holds each Purchase Payment pending investment in a Risk Control Account. The Holding Account cannot be elected as an Investment Option. There are two holding accounts: a fixed Holding Account and a money market Holding Account. The fixed Holding Account is part of our General Account and is used in all states where the Contract is available for sale except Missouri. The money market Holding Account is a variable subaccount and is used only for Contracts issued in the state of Missouri.

Holding Account Value – The value of the Contract in the Holding Account.

Hospital – A facility that is licensed and operated as a hospital according to the law of the jurisdiction in which it is located.

Income Payout Option – The choices available under the Contract for payout of your Contract Value.

Index, Indices – The reference index (or indices) we use in determining interest credited to the Risk Control Account Value.

Index Rate Cap – The maximum annual Index rate of return the Company will use in calculating interest credited to Risk Control Account Value for a Risk Control Account Year. The Index Rate Cap does not reflect deduction of the Contract Fee.

Index Rate Floor – The minimum annual Index rate of return the Company will use in calculating interest credited to Risk Control Account Value for the life of the Contract. The Index Rate Floor does not reflect deduction of the Contract Fee.

Initial Index Value – The value for the reference Index as of the start of a Risk Control Account Year.

Internal Revenue Code – The Internal Revenue Code of 1986, as amended.

Investment Options – The choices available under this Contract for allocation of your Purchase Payment(s) and Contract Value. Choices include the Risk Control Accounts (“Risk Control Account Option”) and the Variable Subaccounts (“Variable Subaccount Option”).

Irrevocable Beneficiary – A Beneficiary who has certain rights which cannot be changed unless he or she consents to the change.

Market Value Adjustment – The amount of an adjustment (increase or decrease) that may be applied to a full surrender or partial withdrawal from a Risk Control Account, also referred to as the MVA.

Multiple Source Waiting Period – The maximum period of time we will wait for multiple sources of payment to be received by us prior to allocation to a Risk Control Account. It applies only to the sources of payment indicated on your application. The Multiple Source Waiting Period cannot be longer than six months.

Non-Qualified Contract – An annuity contract that is independent of any formal retirement or pension plan.

Nursing Home – A facility that is licensed and operates as a nursing facility according to the law of the jurisdiction in which it is located.

Owner – The person(s) (or entity) who owns the Contract and whose death determines the Death Benefit. The Owner is also the person(s) (or entity) who receives income payments during the Payout Period while the Annuitant is living. If there are multiple Owners, each Owner will be a joint Owner of the Contract and all references to Owner will mean joint Owners. The Owner has all rights, title and interest in the Contract. The Owner may exercise all rights and options stated in the Contract, subject to the rights of any Irrevocable Beneficiary or assignee. The Owner is also referred to as “you” or “your.”

Payout Date – The date the first income payment is paid from the Contract to the Owner.

Payout Period – The phase the Contract is in once income payments begin.

Pro Rata – A method of allocating, withdrawing or transferring values across all Variable Subaccounts and/or Risk Control Accounts that is proportional to the value in each.

Proof of Death – Proof of Death may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death or other similar proof.

Purchase Payment – Payment(s) made by or on behalf of the Owner for the Contract.

Qualified Contract – An annuity that is part of an individual retirement plan, pension plan or employer-sponsored retirement program that is qualified for special treatment under the Internal Revenue Code.

Risk Control Account – A subdivision of the Risk Control Account Option wherein two account types are available: the Secure Account and the Growth Account. Each Risk Control Account has an Index Rate Cap and Index Rate Floor.

Risk Control Account Anniversary – The same day and month as a Risk Control Account Start Date for each year of a Risk Control Account Period. If a Risk Control Account Anniversary does not fall on a Business Day, any transactions required as of that date will be processed on the next Business Day.

Risk Control Account Daily Contract Fee – The Contract Fee divided by the number of days in the Risk Control Account Year and then multiplied by the Accumulation Credit Factor for the Risk Control Account at the start of a Risk Control Account Year.

Risk Control Account Maturity Date – The last day of a Risk Control Account Period. If a Risk Control Account Maturity Date does not fall on a Business Day, any transactions required as of that date will be processed on the next Business Day.

Risk Control Account Period – The period that begins on a Risk Control Account Start Date and ends on a Risk Control Account Maturity Date. Each Risk Control Account Period is six years.

Risk Control Account Start Date – The first day of a Risk Control Account Period. It must be a date that we offer as a Risk Control Account Start Date (as shown on your Contract Data Page). If a Risk Control Account Start Date does not fall on a Business Day, any transactions required as of that date will be processed on the next Business Day.

Risk Control Account Value – The value of the Contract in a Risk Control Account.

Risk Control Account Year – Any 12-month period beginning on a Risk Control Account Start Date or Risk Control Account Anniversary and ending on the next Risk Control Account Anniversary.

Risk Control Separate Account – The Separate Account for the Risk Control Accounts.

SAI – The statement of additional information relating to the variable annuity aspect of the Contract.

SEC – The U.S. Securities and Exchange Commission.

SAP – The statutory accounting principles and practices prescribed by the insurance regulatory authorities in the Company’s state of domicile.

Separate Account – A legally insulated investment account that is maintained separately from our General Account. The Separate Account established for the variable portion of the Contract is registered under the Investment Company Act of 1940 (the “1940 Act”), while the Separate Account established for the index-linked aspect of the Contract is not registered under the 1940 Act.

Spouse – The person to whom you are legally married. The term Spouse includes the person with whom you have entered into a legally-sanctioned same-sex marriage that grants you the rights, responsibilities, and obligations married couples have in accordance with applicable state laws. Individuals who do not meet the definition of Spouse may have adverse tax consequences when exercising provisions under this Contract. Additionally, individuals in other arrangements that are not recognized as marriage under the relevant state law will not be treated as married or as Spouses as defined in this Contract for federal tax purposes. Consult with a tax adviser for more information on this subject and before exercising benefits under the Contract.

Surrender Charge – The charge associated with surrendering either some or all of the Contract Value.

Surrender Value – The amount you are entitled to receive if you elect to surrender the Contract during the Accumulation Period.

Terminally Ill, Terminal Illness – A life expectancy of 12 months or less due to any illness or accident.

Thirty Day Period to Discontinue Initial Risk Control Account – If a portion of the initial Purchase Payment is allocated to a Risk Control Account, a 30-day period beginning on the initial Risk Control Account Start Date will commence during which the Owner can discontinue the Risk Control Account(s) and transfer the entire Risk Control Account Value to the Variable Subaccounts without the application of a Market Value Adjustment.

Valuation Period – The period beginning at the close of one Business Day and continuing to the close of the next succeeding Business Day.

Variable Separate Account – The Separate Account for the Variable Subaccounts.

Variable Subaccount – A subdivision of the Variable Separate Account, the assets of which are invested in a corresponding Fund.

Variable Subaccount Value – The value of the Contract in a Variable Subaccount, including the money market Holding Account.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE TRUSTAGE™ HORIZON II ANNUITY

FEES AND EXPENSES		LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you withdraw money from your Contract during the six years following allocation of a Purchase Payment you may be assessed a Surrender Charge of up to 9% of the Purchase Payment withdrawn in excess of the Annual Free Withdrawal Amount.

For example, if you were to surrender your Contract during the first Contract Year, you could pay a surrender charge of up to $8,100 on a $100,000 investment.

Withdrawals from Risk Control Accounts prior to the Risk Control Account Maturity Date will also be subject to a Market Value Adjustment which may be positive or negative and could result in the loss of principal and previously credited interest.

“Fees and Expenses”
Transaction Charges	In addition to Surrender Charges and a Market Value Adjustment, you may also be charged for other transactions, such as transfers, wire transfers, use of express mail, providing a duplicate contract and information previously provided to you that requires research on our part.	“Fees and Expenses”
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.	“Fees and Expenses”

Annual Fee	Minimum	Maximum
Base Contract (“Contract Fee”)(1)	1.50%	1.50%
Investment Options (Fund fees and expenses)(2)	0.13%	1.50%

(1) As a percentage of average daily Variable Subaccount Value or as a percentage of beginning of Risk Control Account Year Risk Control Account Value, adjusted for any withdrawals. We do not assess a Contract Fee against Contract Value held in the Holding Account.

(2) As a percentage of Fund assets.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges and a negative Market Value Adjustment that substantially increase costs.

Lowest Annual Cost: $1,364	Highest Annual Cost: $2,542
Assumes:	Assumes:

● Investment of $100,000 ● 5% annual appreciation ● Least expensive combination of Fund fees and expenses ● No additional purchase payments, transfers or withdrawals	● Investment of $100,000 ● 5% annual appreciation ● Most expensive combination of Fund fees and expenses ● No additional purchase payments, transfers or withdrawals
RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in the Contract, including loss of principal and previously credited interest because the Contract is designed to provide for the accumulation of retirement savings and income on a long-term basis.	“Principal Risks of Investing in the Contract”
Not a Short-Term Investment

The Contract is not a short-term investment and is not appropriate if you need ready access to cash.

Withdrawals and surrenders may be subject to a Surrender Charge, a Market Value Adjustment and federal and state income taxes and tax penalties. Withdrawals will also reduce the Return of Purchase Payment Death Benefit, perhaps by significantly more than the amount of the withdrawal.

The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.

“Principal Risks of Investing in the Contract” “Fees and Expenses” “Market Value Adjustment” “Federal Income Tax Matters”
Risks Associated with Investment Options	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option, including the Holding Account, the Risk Control Accounts, and the Variable Subaccounts, has its own unique risks. You should review the investment options carefully before making an investment decision.	“Principal Risks of Investing in the Contract” “Variable Subaccount Option” “Risk Control Account Option” “Appendix A”
Insurance Company Risks	An investment in the Contract is subject to the risks related to MEMBERS Life Insurance Company. Any obligations (including under the fixed Holding Account and the Risk Control Account options), guarantees (such as the Return of Purchase Payment Death Benefit), or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.	“Principal Risks of Investing in the Contract”
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments

The Subaccount that invests in the Vanguard VIF Small Company Growth Portfolio is no longer available for new investments. However, Contract Owners with Contract Value already allocated to the Vanguard VIF Small Company Growth Subaccount can continue to invest in the Subaccount.

Contract Value in the Holding Account cannot be transferred to the Variable Subaccount options.

“Appendix A” “Risk Control Account Option – Holding Account Value” “Allocating Your Purchase

Partial withdrawals from the Risk Control Accounts are not permitted while there is Variable Subaccount Value, except for withdrawals from the Risk Control Accounts on the Risk Control Account Maturity Date (the end of each six-year Risk Control Account Period). Only one Risk Control Account Period can be in force at any time.

Contract Value in the Risk Control Accounts can only be transferred to the Variable Subaccount options on the Risk Control Account Maturity Date.

The Risk Control Account investment options are not available within six years of the Payout Date.

We reserve the right to make additions to, deletions from, or substitutions for the shares of a Fund that are held in the Variable Separate Account or that the Variable Separate Account may purchase, subject to applicable law.

We reserve the right to add or substitute an Index associated with the Risk Control Accounts.

We reserve the right, at our discretion, to restrict transfers into the Risk Control Account in the event the Index Rate Cap for your Risk Control Account is less than the rate specified in the Bailout Provision (as shown on your Contract Data Page).

Payments – Transfers”

“Risk Control Account Option – Risk Control Account Maturity Date”

“Variable Subaccount Option – Addition, Deletion, or Substitution of Investments”

“Risk Control Account Option – Addition or Substitution of an Index”

“Risk Control Account Option – Bailout Provision”

Optional Benefits

Express Portfolios are only available at the time of purchase, and you must allocate all of your Purchase Payment to your selected Express Portfolio.

Systematic Withdrawals may be taken on a monthly, quarterly, semi-annual, or annual basis. The withdrawals must be at least $100 each. Unless taken to satisfy minimum required distributions, a Market Value Adjustment may be applied to Systematic Withdrawals taken from a Risk Control Account. If the Systematic Withdrawal exceeds the 10% Annual Free Withdrawal Amount, a Surrender Charge may also apply.

“Benefits Available Under the Contract – Express Portfolios” “Benefits Available Under the Contract – Systematic Withdrawals”
TAXES		LOCATION IN PROSPECTUS
Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and Purchase Payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a qualified retirement plan or individual retirement account (IRA). Withdrawals from the Contract are subject to ordinary income tax, and may be subject to tax penalties.	“Federal Income Tax Matters”
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation

Some investment professionals may receive compensation for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may include cash bonuses, insurance benefits and financing arrangements. Non-cash benefits may include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may also pay asset-based

“Other Information – Distribution of the Contract”

commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment professionals may also receive other payments from us for services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of promotional literature and similar services.

As a result of these compensation arrangements, these investment professionals may have a financial incentive to offer or recommend the Contract over another investment. You should ask your investment professional for additional information about the compensation he or she receives in connection with your purchase of the Contract.

Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	Tax-Free Section 1035 Exchanges

OVERVIEW OF THE CONTRACT

The following is a summary of the key features of the Contract. This summary does not include all of the information you should consider before purchasing a Contract. You should carefully read the entire Prospectus, which contains more detailed information concerning the Contract and the Company, before making an investment decision.

The Company is not an investment adviser and does not provide any investment advice to you in connection with your Contract.

How Your Contract Works

Purpose. Your Contract is an individual or joint owned, flexible premium variable and index-linked deferred annuity contract. The Contract is designed for long-term investors and is not intended for someone who needs ready access to cash. Your Contract can help you save for retirement because it can allow your Contract Value to earn interest from the Risk Control Accounts and/or gains from the Variable Subaccounts on a tax-deferred basis and you can later elect to receive retirement income for life or a period of years. You generally will not pay taxes on your earnings until you withdraw them.

Contract Periods. There are two periods to your Contract: an Accumulation Period and a Payout Period.

During the Accumulation Period of your Contract, you allocate your Contract Value to the Variable Subaccounts and/or the Risk Control Accounts. Each of these options is described below.

●	Each Variable Subaccount invests its assets solely in the shares or units of designated Funds. Depending on the performance of the Funds underlying the Variable Subaccounts selected by you, you could lose money. Additional information about each Fund is provided in Appendix A of this Prospectus.

●	The portion of Contract Value allocated to a Risk Control Account is credited with interest based in part on the investment performance of external Indices (currently, the S&P 500 Index and the MSCI EAFE Index), subject to an Index Rate Cap and Index Rate Floor that is unique to each Risk Control Account. The S&P 500 Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. The MSCI EAFE Index is a stock market index which is designed to measure the equity market performance of developed markets outside of the U.S. and Canada. The Indices can go up or down based on the stock prices of the companies that comprise the applicable Index. Neither Index includes dividends paid on the stocks comprising the Index and therefore does not reflect the full investment performance of the underlying stocks.

The Index rate of return is determined on each Risk Control Account Anniversary and is measured over the Risk Control Account Year. Index interest is calculated on each Risk Control Account Anniversary. Because Index interest is calculated at a single point in time, you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Index Period.

The Accumulation Period begins on the Contract Issue Date and continues until the Payout Date.

During the Payout Period of your Contract, you can elect to receive income payments by applying Contract Value to the income options offered in your Contract. The Payout Period begins on the Payout Date and continues while income payments are paid. When the Payout Period begins, you will no longer be able to make withdrawals. The Death Benefit terminates when the Contract is applied to an Income Payout Option.

Please call your financial professional or the Company at 1-800-798-5500 if you have questions about how your Contract works.

Contract Features

Purchase Payments. You may purchase the Contract with an initial Purchase Payment of at least $5,000. Additional Purchase Payments can be made during the Accumulation Period, subject to certain restrictions, but are not required. We reserve the right in our sole discretion to refuse additional Purchase Payments and to limit the amount and frequency of additional Purchase Payments under the Contract or that may be allocated to the Risk Control Accounts at any time. See “Allocating Your Purchase Payments – Purchase Payment” for more details.

Allocation Options. There are four Allocation Levels for your Contract, among which you may allocate your Purchase Payment(s) and Contract Value: Level C (Contract Allocation Level), Level V (Variable Subaccount Allocation Level), Level I (Index Allocation Level), and Level R (Risk Control Allocation Level). Each is described below.

●	At Level C, the allocation is split between the Variable Subaccounts and the Risk Control Accounts;

●	At Level V, the allocation is split among the Variable Subaccounts;

●	Level I only applies to Risk Control Accounts, and the allocation is split between Risk Control Accounts based on the reference Index; and

●	Level R only applies to Risk Control Accounts, and the allocation is split among Risk Control Accounts with the same reference Index.

Your Purchase Payments will be allocated according to your allocation instructions on file with us for the applicable Allocation Levels. See “Allocating Your Purchase Payments” for more details.

Express Portfolios. Rather than choosing amounts to be directed to particular Allocation Levels, you can select one of three model asset allocation portfolios or “Express Portfolios” we make available. At the time you purchase the Contract, you may elect to allocate all of your Purchase Payments according to one of the Express Portfolios. Each Express Portfolio employs different investment styles and allocates Purchase Payments among the Variable Subaccounts and Risk Control Accounts to match a specified level of risk tolerance (e.g., conservative, moderate and aggressive). See “Allocating Your Purchase Payments – Express Portfolios” for more details.

Automatic Rebalance Program. The Automatic Rebalance Program, which applies to all Contracts and may not be terminated, automatically transfers values between Risk Control Accounts and/or Variable Subaccounts to return your Contract Values to the Allocation Levels on file with us. Transfers that occur pursuant to the Automatic Rebalance Program will not count towards the number of transfers allowed in a Contract Year without incurring a transfer fee. Rebalancing occurs at set intervals depending on Allocation Level, subject to certain conditions. See “Allocating Your Purchase Payments – Automatic Rebalance Program” for more details.

Variable Subaccount Option. You may allocate your Purchase Payments to the Variable Subaccount Option, which invests in the underlying Funds. The Funds currently available for investment are described in Appendix A to this Prospectus. Purchase Payments allocated to a Variable Subaccount become part of the total Variable Subaccount Value which fluctuates according to the investment performance of the selected Variable Subaccounts. See “Variable Subaccount Option” for more details.

Risk Control Account Option. Only one Risk Control Account can be in force at any time, which can include both a Secure Account and a Growth Account for each reference Index. Purchase Payments allocated to a Risk Control Account become part of the Risk Control Account Value and may be credited with interest based in part on the performance of the reference Index, subject to the applicable Index Rate Cap and Index Rate Floor. Once you have established a Risk Control Account you may not allocate your subsequent Purchase Payments or make transfers to a new Risk Control Account until the existing Risk Control Account matures at the end of six years. You may not allocate subsequent Purchase Payments to existing Risk Control Accounts (other than during 30 days prior to the Risk Control Account Maturity Date). You may transfer between Risk Control Accounts with the same reference Index as of each Risk Control Account Anniversary. You may allocate Risk Control Account Value from the maturity of a current Risk Control Account and Variable Subaccount Value to new Risk Control Accounts we make available. See “Risk Control Account Option” for more details.

●	The Index Rate Floor is the minimum Index rate of return for determining the value of a Risk Control Account, prior to the deduction of the Contract Fee. This rate will not change during the life of your Contract. The Secure Account has an Index Rate Floor of 0% and the Growth Account has an Index Rate Floor of -10%. For the Secure Account, this means that any negative investment performance of the Index would not reduce your Contract Value at the end of a Risk Control Account Year; and for the Growth Account, this means that any negative investment performance of the Index would not reduce your Contract Value at the end of a Risk Control Account Year by more than 10% even if such negative investment performance is worse than -10%. However, as noted on the cover page of this Prospectus, you could lose more than 10% of your investment in a Risk Control Account due to the application of Surrender Charges, Contract fees, negative MVAs and federal tax penalties.

●	The Index Rate Cap is the maximum Index rate of return for determining the value of a Risk Control Account, prior to the deduction of the Contract Fee. For each Risk Control Account, we set an Index Rate Cap for the first Risk Control Account Year, which is made available at least two weeks in advance of the Risk Control Account Start Date. We may set a new Index Rate Cap prior to each Risk Control Account Anniversary for the subsequent Risk Control Account Year and will send you written notice at least two weeks prior to the Risk Control Account Anniversary.

●	The Index Rate Caps will always be positive and will range between 1% and 75%. In return for accepting some risk of loss to your Contract Value allocated to the Growth Accounts, the Index Rate Caps declared for the Growth Accounts will be higher than the Index Rate Cap declared for the Secure Account for the same period which allows the potential for a higher positive increase in Contract Value for the Growth Account.

The same Index will generally be used for each Risk Control Account for the duration of the Risk Control Account Period. However, if the publication of an Index is discontinued, or calculation of the Index is materially changed, we will substitute a suitable Index that will be used for the remainder of the Risk Control Account Period and will notify you of the change in advance. If we substitute an Index, the performance of the new Index may differ from the original Index, which may, in turn, affect your Contract Value.

Bailout Provision. If the Index Rate Cap for your Risk Control Account is set below the bailout rate for that Risk Control Account, the Bailout Provision allows you to transfer the Risk Control Account Value from that Risk Control Account during the 30-day period following the Risk Control Account Anniversary by Authorized Request without the application of a Market Value Adjustment. If the bailout rate equals the Index Rate Cap for your Risk Control Account, you will not be eligible to transfer your Risk Control Account Value under the Bailout Provision.

If at any time the Index Rate Cap for your Risk Control Account is less than the bailout rate specified on your Contract Data Page, we may at our discretion restrict transfers into that Risk Control Account. See “Risk Control Account Option – Bailout Provision” for more details.

Withdrawal Options. The Contract offers the following liquidity features during the Accumulation Period:

●	Annual Free Withdrawal Amount – Each Contract Year, you may withdraw up to 10% of the total Purchase Payments allocated in the six years preceding the withdrawal for that Contract Year without incurring a Surrender Charge (the “Annual Free Withdrawal Amount”). If the withdrawal is taken from a Risk Control Account, a Market Value Adjustment will apply. See “Fees and Expenses – Surrender Charge – Annual Free Withdrawal Amount” for more details.

●	Systematic Withdrawals – If elected at the time of the application or requested at any other time by Authorized Request in Good Order, you may elect to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis), as specified by you. Surrender Charges and a Market Value Adjustment may apply. See “Benefits Available Under The Contract – Systematic Withdrawals” for more details.

●	Partial Withdrawal Option – You may make partial withdrawals during the Accumulation Period by Authorized Request, but a withdrawal of Risk Control Account Value is not permitted while there is Variable Subaccount Value. Any applicable Surrender Charge and/or Market Value Adjustment will affect the amount available for a partial withdrawal. See “Access To Your Money – Partial Withdrawals” for more details.

●	Full Surrender Option – You may surrender your Contract during the Accumulation Period by Authorized Request. Upon full surrender, a Surrender Charge and/or a Market Value Adjustment may apply. See “ACCESS TO YOUR MONEY – Surrenders” for more details.

Withdrawals will reduce the Return of Purchase Payment Death Benefit, perhaps by significantly more than the amount of the withdrawal. Additionally, withdrawals from Risk Control Accounts prior to the Risk Control Account Maturity Date will be subject to a Market Value Adjustment which may be positive or negative and could result in the loss of principal and previously credited interest. Withdrawals and surrenders are subject to income taxes, and if taken before the owner is age 59½, tax penalties may apply. See “Federal Income Tax Matters”, “Fees and Expenses – Surrender Charges”, “Market Value Adjustment”, and “Benefits Available Under the Contract – Return of Purchase Payment Death Benefit” for more details.

Death Benefit. The Return of Purchase Payment Death Benefit Endorsement is attached to the Contract and provides a Death Benefit if the Owner dies during the Accumulation Period. The Death Benefit is equal to the greater of Contract Value as of the date Death Benefits are payable or total Purchase Payments adjusted for withdrawals. We do not apply the Surrender Charge or Market Value Adjustment in determining the Death Benefit payable. See “Death Benefit” for more details.

Income Payout Options. You have several income options to choose from during the Payout Period. Income payments will start on the Payout Date and continue based on the option you elect. See “Income Payout Options” for more details.

Right to Examine. You may cancel your Contract and receive either your Purchase Payments or your Contract Value depending upon applicable state law. See “Getting Started – The Accumulation Period – Right to Examine” for more details.

TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Data Page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, transfer Contract value between investment options, or request special services. State premium taxes may also be deducted.

Transaction Expenses	Charge
Maximum Surrender Charge (as a percentage of Purchase Payment surrendered or withdrawn)(1)	9%
Market Value Adjustment (positive or negative adjustment that may be applied to a full surrender or partial withdrawal from a Risk Control Account)	—(2)
Transfer Fee(3)	$25
Research Fee	$50
Wire Transfer Fee	$90
Express Mail Charge	$35
Duplicate Contract Charge (per duplicate Contract)	$30

(1)	If you surrender your Contract or make a partial withdrawal during the Accumulation Period, we may assess a Surrender Charge on Purchase Payments withdrawn during the six years following Purchase Payment allocation. We do not assess a surrender charge on the Annual Free Withdrawal Amount, withdrawals under the Nursing Home or Hospital/Terminal Illness waiver, required minimum distributions under the Internal Revenue Code that are withdrawn under a systematic withdrawal program and Risk Control Account Value withdrawn on a Risk Control Account Maturity Date. No Surrender Charge is assessed on death or when values are applied on an Income Payout Option. For information about the Surrender Charge, see “Fees and Expenses – Surrender Charge.”

(2)	The Market Value Adjustment may be positive or negative, increasing or decreasing the amount you receive from a partial withdrawal or your Surrender Value. If negative, the Market Value Adjustment could result in the loss of principal and previously credited interest.

(3)	Currently no fee is charged for transfers between the Risk Control Accounts and/or Variable Subaccounts. However, we reserve the right to impose a transfer fee of $25 per transfer after the first twelve transfers in a Contract Year.

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Charge
Base Contract Expense (“Contract Fee”) (as a percentage of average daily Variable Subaccount Value or as a percentage of beginning of Risk Control Account Year Risk Control Account Value, adjusted for any withdrawals)(1)	1.50%

(1)	The Contract Fee is assessed against the Contract Value held in the Variable Subaccounts and Risk Control Accounts. We do not assess a Contract Fee against Contract Value held in the Holding Account. For information about the Contract Fee, see “Fees and Expenses – Contract Fee.”

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. The range below is for the year ended December 31, 2022. The expenses may change from year to year. A complete list of the Funds available under the Contract, including their annual expenses, may be found in “Appendix A” of this Prospectus.

Annual Fund Expenses (As of 12/31/22)	Minimum	Maximum
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.50%
Annual Fund Expenses After Expense Reimbursements or Fee Waivers(1)	0.13%	1.39%

(1)	The annual fund expenses after expense reimbursements or fee waivers shows the minimum and maximum fees and expenses as of December 31, 2022, charged by the Funds after contractual reductions or expense reimbursements are considered. These contractual reductions or expense reimbursements are intended to reduce the overall expense of the Investment Options and will continue for at least one year from the date of this prospectus.

Examples

The Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Transaction Expenses, the Annual Contract Expenses, and the Annual Fund Expenses. These Examples do not reflect charges for any special services you may request.

The Examples assume that you invest $100,000 in the Contract for the time periods indicated, and that your investment has a 5% return each year with a Contract Fee of 1.50%. The Examples assume that all Contract Value is allocated to the MEMBERS Horizon Variable Separate Account. The Examples also assume (i) the maximum Annual Fund Expenses; and (ii) there is no waiver of any Surrender Charge. These Examples do not include transfer fees or premium taxes. Transfer fees and premium taxes are not currently charged to Contract holders.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$11,130	$15,573	$20,268	$33,178
If you do not surrender your Contract	$3,030	$9,273	$15,768	$33,178

FEES AND EXPENSES

Surrender Charge. We deduct a Surrender Charge from each Purchase Payment withdrawn during the six years following the allocation of such Purchase Payment that exceeds the Annual Free Withdrawal Amount. The deduction of the Surrender Charge will reduce the amount you receive from a partial withdrawal or surrender of the Contract during the Accumulation Period. Each Purchase Payment has an individual Surrender Charge schedule which begins when the Purchase Payment is credited to your Contract and continues for a period of six years, as shown in the table below. The amount of the Surrender Charge is determined separately for each Purchase Payment withdrawn and is expressed as a percentage of the Purchase Payment as follows:

Number of Years Since Purchase Payment Credited	Surrender Charge as a Percent of Purchase Payments Withdrawn
Less than 1	9%
At least 1 but less than 2	9%
At least 2 but less than 3	8%
At least 3 but less than 4	7%
At least 4 but less than 5	6%
At least 5 but less than 6	5%
6 or more	0%

For purposes of calculating the Surrender Charge, Purchase Payments are assumed to be withdrawn on a first-in-first-out basis. This means that Purchase Payments that were allocated to your Contract first are considered to be withdrawn first and Purchase Payments are considered to be withdrawn before Earnings. Therefore, withdrawals will be processed to occur in the following order: (1) Purchase Payments that are no longer subject to a Surrender Charge as of the date of the withdrawal; (2) your Annual Free Withdrawal Amount; (3) Purchase Payments that are subject to a Surrender Charge on a first-in-first-out basis; and (4) Earnings, if any, after all Purchase Payments have been withdrawn. We will deduct the Surrender Charge from your withdrawal proceeds. We will deduct the Surrender Charge before we apply any Market Value Adjustment to withdrawal proceeds from the Risk Control Accounts. For an example of how we calculate the Surrender Charge, see Appendix B of this Prospectus.

We will not assess the Surrender Charge on:

●	Withdrawals under the Nursing Home or Hospital/Terminal Illness waiver;

●	Required minimum distributions under the Internal Revenue Code that are withdrawn under the systematic withdrawal program provided by the Company;

●	Withdrawal of Risk Control Account Value on a Risk Control Account Maturity Date;

●	Purchase Payments that are no longer subject to a Surrender Charge as of the date of the partial withdrawal or full surrender;

●	Your Annual Free Withdrawal Amount;

●	Earnings, if any, after all Purchase Payments have been withdrawn;

●	Death;

●	At the time Contract Value is applied to an Income Payout Option; and

●	Transfers.

We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where the Owner or Annuitant qualifies for the Nursing Home or Hospital or Terminal Illness waiver, as described below. Before granting the waiver, we may request a second opinion or examination of the Owner or Annuitant by one of our examiners. We will bear the cost of such second opinion or examination. Each waiver may be exercised only one time.

●	Nursing Home or Hospital Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant is confined to a licensed Nursing Home or Hospital, and has been confined to such Nursing Home or Hospital for at least 180 consecutive days after the latter of the Contract Issue Date or the date of change of the Owner or Annuitant. We require verification of confinement to the Nursing Home or Hospital, and such verification must be signed by the administrator of the facility (not available in Massachusetts).

●	Terminal Illness Waiver. We will not deduct a Surrender Charge in the case of a partial withdrawal or surrender where any Owner or Annuitant has a life expectancy of 12 months or less due to illness or accident. As proof, we require a determination of the Terminal Illness. Such determination must be signed by the licensed physician making the determination after the latter of Contract Issue Date or the date of change of the Owner or Annuitant. The physician may not be a member of your or the Annuitant’s immediate family (not available in New Jersey).

The laws of your state may limit the availability of the Surrender Charge waivers and may also change certain terms and/or benefits under the waivers. You should consult Appendix C to this Prospectus and your Contract for further details on these variations. Also, even if you do not pay a Surrender Charge because of the waivers, a Market Value Adjustment may apply and you may be required to pay taxes or tax penalties on the amount withdrawn. You should consult a tax adviser to determine the effect of a partial withdrawal on your taxes.

Surrender Charges offset promotion, distribution expenses, and investment risks born by the Company. To the extent Surrender Charges are insufficient to cover these risks and expenses, the Company will pay for the costs that it incurs out of the Contract Fees it collects and from its General Account.

Annual Free Withdrawal Amount. Each Contract Year, you may withdraw up to 10% of the total Purchase Payments allocated within the six years preceding the time of the withdrawal for that Contract Year without incurring a Surrender Charge, although a Market Value Adjustment may apply. As long as the partial withdrawals you take during a Contract Year do not exceed the Annual Free Withdrawal Amount, we will not assess a Surrender Charge.

If you make a partial withdrawal of less than the Annual Free Withdrawal Amount, the remaining Annual Free Withdrawal Amount will be applied to any subsequent partial withdrawal which occurs during the same Contract Year. Any remaining Annual Free Withdrawal Amount will not carry over to a subsequent Contract Year. Partial annuitization will count toward the Annual Free Withdrawal Amount.

The Annual Free Withdrawal Amount is subtracted from full surrenders for purposes of calculating the Surrender Charge.

Market Value Adjustment (MVA). Withdrawals from Risk Control Accounts prior to the Risk Control Account Maturity Date will be subject to a Market Value Adjustment which may be positive or negative and could result in the loss of principal and previously credited interest. See “Market Value Adjustment” for more details.

Contract Fee. We deduct a Contract Fee from your Contract Value in the Variable Subaccounts and Risk Control Accounts on a daily basis to compensate us for the expenses, expense risks, and mortality risk we assume under the Contract. The Contract Fee assessed against Contract Value held in the Variable Subaccounts is equal on an annual basis to the annual Contract Fee percentage multiplied by the average daily value of the Contract Value held in the Variable Subaccounts. The deduction of the Contract Fee reduces the Accumulation Unit Value for each Variable Subaccount in which you are invested.

The Contract Fee assessed against Contract Value held in the Risk Control Accounts is equal on an annual basis to the annual Contract Fee percentage multiplied by the Accumulation Credit Factor for each Risk Control Account at the start of the Risk Control Account Year. The deduction of the Contract Fee reduces the Accumulation Credit Factor for each Risk Control Account in which you are invested, thereby reducing the Index interest credited, if any, to values held in the Risk Control Accounts.

The annual Contract Fee percentage is 1.50%. We do not assess the Contract Fee against Contract Value held in the Holding Account.

Transfer Fee. Currently no fee is charged for transfers among the Risk Control Accounts and Variable Subaccounts. However, we reserve the right to impose a transfer fee of $25 per transfer after the first 12 transfers in a Contract Year. Each Written Request or telephone/fax authorization is considered to be one transfer, regardless of the number of Subaccounts affected by the transfer. The fee is deducted on a Pro Rata basis first from any Variable Subaccount, then, if there are insufficient funds, from the Risk Control Accounts on a Pro Rata basis after the other funds are exhausted.

Research Fee. We may charge you a fee of up to $50 when you request information that is duplicative of information previously provided to you and requires research on our part. The fee is deducted on a Pro Rata basis according to the current values in the accounts, first from any Variable Subaccounts other than the money market Holding Account, then, if there are insufficient funds, from the Holding Account and then from the Risk Control Accounts on a Pro Rata basis after all the other funds are exhausted.

Wire Transfer Fee. We may charge you a fee of up to $90 when you request a wire transfer of funds from your Contract. The fee reimburses us for the costs we incur in sending funds by wire transfer. The wire transfer fee is deducted on a Pro Rata basis according to current values in the accounts, first from any Variable Subaccounts other than the money market Holding Account, then, if there are insufficient funds, from the Holding Account and then from the Risk Control Accounts on a Pro Rata basis after all the other funds are exhausted.

Express Mail Charge. We reserve the right to charge you a fee of up to $35 when you request that a check or other documents be sent via express mail. The express mail charge reimburses us for the costs we incur when sending materials by express mail. The fee is deducted on a Pro Rata basis according to current values in the accounts, first from any Variable Subaccounts other than the money market Holding Account, then, if there are insufficient funds, from the Holding Account and then from the Risk Control Accounts on a Pro Rata basis after all the other funds are exhausted.

Duplicate Contract Charge. You can obtain a summary of your Contract at no charge. However, we will assess a $30 charge for each copy of your Contract that you request. A request for a duplicate copy of the Contract must be made by a Written Request in Good Order. The fee is deducted on a Pro Rata basis according to current values in the accounts, first from any Variable Subaccounts other than the money market Holding Account, then, if there are insufficient funds, from the Holding Account and then from the Risk Control Accounts on a Pro Rata basis after all the other funds are exhausted.

Underlying Fund Fees and Expenses. There are fees and expenses charged by the mutual funds underlying the Variable Subaccounts. The fees and expenses incurred are described in the Funds’ prospectuses.

Premium Taxes. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. However, premium taxes are not currently charged to Contract holders. State premium taxes currently range from 0% to 3.5% of Purchase Payments.

Other Information. We assume investment risks and costs in providing the guarantees under the Contract. These investment risks include the risks we assume in providing the Index Rate Floors for the Risk Control Accounts, the surrender rights available under the Contract, the Death Benefit and the income benefits. We must provide the rates and benefits set forth in your Contract regardless of how our General Account investments that support the guarantees we provide perform. To help manage our investment risks, we engage in certain risk management techniques. There are costs associated with those risk management techniques. You do not directly pay the costs associated with our risk management techniques. However, we take those costs into account when we set rates and guarantees under your Contract.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Your Contract has various risks associated with it. We list these risk factors below, as well as other important information you should know before purchasing a Contract.

Variable Subaccount Risk. Your investment results in any one of the Variable Subaccounts will depend on the investment performance of the underlying Funds. The Variable Subaccounts are not part of the Risk Control Accounts and are not protected from losses. You could lose all of your principal and prior earnings when investing in the Variable Subaccounts, and such losses could be significant.

Index Rate of Return Risk. If you are invested in a Risk Control Account and the relevant Index declines, it may or may not reduce your Risk Control Account Value. This depends on the Risk Control Account to which you allocated your Risk Control Account Value. Nevertheless, you always assume the investment risk that no index interest will be credited and therefore the Index rate of return will not increase your Risk Control Account Value. You also bear the risk that sustained declines in the relevant Index may cause the Index rate of return to not increase your Risk Control Account Value for a prolonged period. If your Risk Control Account Value is allocated to the Growth Account, you also assume the risk of a negative Index rate of return (crediting negative index interest), which means your Risk Control Account Value allocated to the Growth Account will decline. In addition, you assume the risk that the Index Rate Cap can be reduced to as little as 1%. Please note that in an increasing interest rate environment, the Market Value Adjustment could reduce the amount received to less than the protection provided by the Index Rate Floor. Performance of the relevant Index does not reflect dividends paid on the stocks comprising the Index, and therefore calculation of Index performance under the Contract does not reflect the full Investment performance of the underlying securities. Ownership of a Contract does not provide ownership rights of the securities that are constituents of the Index.

If the performance of the reference Index is greater than the applicable Index Rate cap, the Index interest that you receive will be lower than the return you would have received on an investment in a mutual fund or exchange traded fund designed to track the performance of the selected reference Index. Because the Index interest is calculated at a certain point-in-time, an Owner may experience negative or flat performance even though a reference Index experienced gains through some or most of the Risk Control Account Year.

Liquidity Risk. We designed your Contract to be a long-term investment that you may use to help save for retirement. Your Contract is not designed to be a short-term investment. While you are permitted to take partial withdrawals from the Contract or fully surrender the Contract during the Accumulation Period by

Authorized Request, such withdrawals may be subject to a Surrender Charge and/or Market Value Adjustment (if applicable). The Market Value Adjustment may be positive or negative. If negative, it could result in the loss of principal and previously credited interest. Withdrawals will also reduce the Return of Purchase Payment Death Benefit, perhaps by significantly more than the amount of the withdrawal.

Withdrawals may also be subject to income tax and, if taken before age 59½, an additional 10% federal additional tax. You should consult your tax adviser before taking a withdrawal. See “Federal Income Tax Matters,” “Fees and Expenses – Surrender Charges”, “Market Value Adjustment”, and “Benefits Available Under the Contract – Return of Purchase Payment Death Benefit” for more information. We may defer payments made under your Contract with respect to a Risk Control Account and/or the fixed Holding Account for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral. In addition, we may postpone payments made under this Contract with respect to a Variable Subaccount and/or the money market Holding Account as permitted by the SEC.

Loss of Principal Risk. Investment in the Variable Subaccount and in the Risk Control-Growth Account could result in a loss of principal and previously credited interest. Although investment losses in the Growth Account are subject to an Index Rate Floor of -10%, losses of as much as -10% in one year and possibly greater than -10% over multiple years could result in a loss of previously credited interest and a loss of principal. Withdrawals and surrenders could also result in a loss of previously credited interest or principal even if performance has been positive because of Surrender Charges and/or the MVA.

Market Risk. The historical performance of an Index relating to a Risk Control Account or a Fund underlying a Variable Subaccount should not be taken as an indication of the future performance of the Index or the Fund. The performance of an Index or a Fund will be influenced by complex and interrelated economic, financial, regulatory, geographic, judicial, political and other factors that can affect the capital markets generally, and by various circumstances that can influence the performance of securities in a particular market segment.

The Russian/Ukraine conflict and the resulting responses by the United States and other governments could create economic disruption that results in increased market volatility and present economic uncertainty. The duration of these events and their future impact on the financial markets and global economy, are difficult to determine. Any such impact could adversely affect the performance of the securities that comprise the reference Indices and may lead to losses on your investment in the Allocation Options.

Change of Index Risk. An Index which is associated with a Risk Control Account may be discontinued or may be materially changed. If an Index is eliminated or materially changed the Company may substitute a suitable Index that will be used for the remainder of the Risk Control Account Period. If we substitute an Index, the performance of the new Index may differ from the original Index. This, in turn, may affect the interest credited to the Risk Control Account and the interest you earn under the Contract. If a change in an Index is made during a Risk Control Account Year, index interest will be calculated from the Risk Control Account Start Date until the date that the Index ceased to be available and that index interest will be added to or subtracted from the index interest calculated for the substitute Index from the date of substitution until the next Risk Control Account Anniversary.

Risk Control Account Transfer Restriction. At any time the Index Rate Cap for your Risk Control Account is less than the bailout rate specified on your Contract Data Page, we may, at our discretion, restrict transfers into that Risk Control Account. See “Risk Control Account Option – Bailout Provision” for more details.

Creditor and Solvency Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability, and therefore, to the risk that we may default on those guarantees. You need to consider our financial strength and claims-paying ability in meeting the guarantees under the Contract. You may obtain information on our financial condition by reviewing our financial statements included in this Prospectus. Additionally, information concerning our business and operations is set forth in the section of this Prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations.”

We are exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third-party administrators to perform their job responsibilities. Even if our workforce and employees of our service providers and third-party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Contracts and processing of other Contract-related transactions, including orders from Owners. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Contract-related transactions, impact our ability to calculate Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable and index-linked product business activities. Because our variable and index-linked product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, CBSI, the Funds and intermediaries may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders with the Funds, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or CBSI, the Funds and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying your Contract to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we, CBSI, the Funds or intermediaries will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Regulatory Protections. You should be aware of various regulatory protections that do and do not apply to the Contract. Your Contract is registered with the SEC as a security under the Securities Act of 1933. The issuance and sale of your Contract must be conducted in accordance with the requirements of the Securities Act of 1933. In addition, the offer and sale of the Contract is subject to the provisions of the Securities Exchange Act of 1934.

The Company is not an investment company and therefore we are not registered as an investment company under the Investment Company Act of 1940, as amended, and the protections provided by that Act are not applicable to the guarantees we provide. The MEMBERS Horizon Variable Separate Account, a Separate Account of the Company, is registered as an investment company. Any allocations you make to the Risk Control Accounts are not part of the MEMBERS Horizon Variable Separate Account. The Company is not an investment adviser and is not subject to the Investment Advisers Act of 1940, and does not provide investment advice to you in connection with the Contract.

The Contract is filed with and approved by each state in which the Contract is offered. State insurance laws provide a variety of regulatory protections.

THE GENERAL ACCOUNT

The Company is responsible for all guarantees provided under the Contract, including our obligations under the fixed Holding Account and the Risk Control Account options, the Return of Purchase Payments Death Benefit, and the Income Payout Options. Our General Account assets support these guarantees. The assets of our General Account are subject to our general liabilities from business operations and the claims of our creditors. Accordingly, any obligations, guarantees or benefits are subject to our financial strength and claims-paying ability. You may obtain information on our financial condition by reviewing our financial statements included in this Prospectus. You may also call 1-800-798-5500 for more information about us, including our financial strength ratings.

GETTING STARTED – THE ACCUMULATION PERIOD

The Prospectus describes all material rights, benefits and obligations under the Contract. All material state variations in the Contract are described in Appendix C to this Prospectus and in your Contract. We will include any such state variations in your Contract. Please review Appendix C for any variations from standard Contract provisions that may apply to your Contract based on the state in which your Contract was issued. Your financial professional can provide you with more information about those state variations.

Purchasing a Contract

We offer the Contract to individuals, certain individual retirement plans, and other entities. To purchase a Contract, you and the Annuitant must be no older than age 85.

We sell the Contract through financial professionals who also are agents of the Company. To start the purchase process, you must submit an application to your financial professional. The initial Purchase Payment must either be paid at the Company’s Administrative Office or delivered to your financial professional. Your financial professional will then forward your completed application and Purchase Payment (if applicable) to us. After we receive a completed application, Purchase Payment, and all other information necessary to process a purchase order, in Good Order, we will begin the process of issuing the Contract. The selling firm’s determination of whether the Contract is suitable for you may delay our receipt of your application. Any such delays will affect when we issue your Contract. If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial Purchase Payment, if any, will be allocated to Subaccount(s) you choose within two Business Days of receipt by us at our mailing address. If information which completes the application is received after the close of regular business on the New York Stock Exchange (usually, 4:00 P.M. Eastern Time) on a Business Day, the initial Purchase Payment will be allocated within the next two Business Days. If the application is not properly completed, we may retain the Purchase Payment while we attempt to complete the application as follows:

●	Pursuant to your specific consent, including without limitation, any consent you provide in the application; or

●	Absent such consent, for up to five Business Days. If the application is not complete at the end of the 5-day period, we will inform you of the reason for the delay and the initial Purchase Payment will be returned immediately.

Once the application is complete, the initial Purchase Payment, if any, will be allocated as designated by the Owner as described above.

IMPORTANT: You may use the Contract with certain tax qualified retirement plans (“IRA”). The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this Contract through a qualified retirement plan, you should consider purchasing the Contract for its other features and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.

If mandated by applicable law, including Federal laws designed to counter terrorism and prevent money laundering, we may be required to reject your Purchase Payment. We may also be required to provide additional information about you or your Contract to government regulators. In addition, we may be required to block an Owner’s Contract and thereby refuse to honor any request for transfers, partial withdrawals, surrender, income payments, and Death Benefit payments, until instructions are received from the appropriate government regulator.

Tax-Free Section 1035 Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a Surrender Charge or negative Market Value Adjustment on the existing contract. If the exchange does not qualify for Section 1035 tax treatment, you may have to pay federal income tax, including a possible additional tax, on your old contract. There will be a new Surrender Charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. There may be delays in our processing of the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts that the exchange is in your best interest. In general, the person selling you this Contract will earn a commission from us.

Owner

The Owner is the person(s) (or entity) who own(s) the Contract and, in the case of a natural person(s), whose death determines the Death Benefit. The Owner is also the person(s) (or entity) who receives income payments during the Payout Period while the Annuitant is living. A non-natural person cannot jointly own a Contract. The Owner names the Annuitant or Joint Annuitants. All rights under the Contract may be exercised by the Owner, subject to the rights of any other Owner and any Irrevocable Beneficiary. Assignment of the Contract by the Owner is not permitted, unless the state in which the Contract is issued requires us to provide the Owner the right to assign the Contract, as identified in Appendix C to this Prospectus. In that case, the Owner must provide us with advance Written Notice of the assignment and the assignment is subject to our approval, unless those requirements are inconsistent with the law of the state in which the Contract is issued.

The Owner may request to change the named owner at any time before the Payout Date. If a joint Owner is changed (or is named), he or she must be the Owner’s Spouse. Any change in Owner must be made by Authorized Request and is subject to our acceptance. Unless otherwise specified by the Owner, such change, if accepted by us, will take effect as of the date the Authorized Request was signed. We are not liable for any payment we make or action we take before we receive the Authorized Request.

If an Owner who is a natural person dies during the Accumulation Period, the Beneficiary is entitled to the Death Benefit. The Death Benefit becomes payable at the death of the Owner (if there are joint Owners, the Death Benefit will become payable after the first joint Owner dies). If there is a surviving Owner and he or she is the Spouse of the deceased, the surviving Spouse will be treated as the sole primary Beneficiary, and any other designated Beneficiary will be treated as a contingent Beneficiary.

Divorce

In the event of divorce, the former Spouse must provide a copy of the divorce decree (or a qualified domestic relations order if it is a qualified plan) to us. The terms of the decree/order must identify the Contract and specify how the Contract Value should be allocated among the former Spouses.

Annuitant

The Annuitant is the natural person(s) whose life (or lives) determines the income payment amount payable under the Contract. If the Owner is a natural person, the Owner may change the Annuitant at any time before the Payout Date by Authorized Request. A request to change the Annuitant must be received by us at least 30 days before the Payout Date. Unless otherwise specified by the Owner, such change will take effect as of the date the Authorized Request was signed. We are not liable for any payment we make or action we take before we receive the Authorized Request. If you change the Annuitant, the Payout Date will not change. If the Owner is not a natural person, the Annuitant cannot be changed. The Annuitant does not have any rights under the Contract.

Beneficiary

The Beneficiary is the person(s) (or entity) named by you when you apply for the Contract to receive the proceeds payable upon your death. If there are joint Owners and an Owner dies before the Payout Date, the surviving Spouse Owner will be treated as the sole primary Beneficiary and any other designated Beneficiary will be treated as a contingent Beneficiary. Prior to the Payout Date, if no Beneficiary survives the Owner, the proceeds will be paid to the Owner’s estate. If there is more than one Beneficiary, each Beneficiary will receive an equal share, unless otherwise specified by the Owner. If there are joint Owners and we are unable to determine that one of the joint Owners predeceased the other, it will be assumed that the joint Owners died simultaneously. Thereupon, one-half of the death benefit will be payable to each of the joint Owner’s estates.

You may change the Beneficiary by an Authorized Request sent to us, or you may name one or more Beneficiaries. A change of Beneficiary will take effect on the date the Authorized Request was signed. If there are joint Owners, each Owner must sign the Authorized Request. In addition, any Irrevocable Beneficiary or assignee must sign the Authorized Request. Any change is subject to payment or other actions we took before we received the request to change the Beneficiary at our Administrative Office.

Use care when naming Beneficiaries. If you have any questions concerning the criteria you should use when choosing Beneficiaries, consult your financial professional.

Right to Examine

You may cancel your Contract and return it to your financial professional or to us within a certain number of days after you receive the Contract and receive a refund of either the Purchase Payments you paid less withdrawals or your Contract Value, depending on the state in which your Contract was issued. If the Contract Value exceeds your Purchase Payments you will receive the Contract Value regardless of where the Contract was issued. If the Purchase Payments exceed the Contract Value, the refund will be your Contract Value unless the state in which the Contract was issued requires that the Purchase Payments less withdrawals be returned. If your Contract is an IRA, we will refund the greater of your Purchase Payment(s) less withdrawals or your Contract Value. Generally, you must return your Contract within 10 days of receipt (30 days if it is a replacement contract), but some states may permit a different period for you to return your Contract. Refunds will not be subject to a Surrender Charge or Market Value Adjustment and will be paid within seven days following the date of cancellation. State variations are described in Appendix C to this Prospectus. If you cancel your Contract by exercising your Right to Examine and attempt to purchase a substantially similar Contract the Company may refuse to issue the second Contract.

Thirty Day Period to Discontinue Initial Risk Control Accounts

If at the time the Contract is purchased a portion or all of the initial Purchase Payment, whether consisting of a single payment or multiple payments, is allocated to a Risk Control Account Option(s), the Risk Control Account portion of the initial Purchase Payment will be allocated to the Holding Account before it is transferred to a Risk Control Account. When the Holding Account Value is transferred to the Risk Control Account after our receipt of all funds that represent the initial Purchase Payment, we will notify you of the applicable Index Rate Cap for each Risk Control Account selected. The Index Rate Cap(s) may be different than the Index Rate Cap(s) at the time of your application. Therefore, you will have a 30-day period, beginning on the Risk Control Start Date to elect to discontinue your Risk Control Account and transfer the entire Risk Control Account Value to the Variable Subaccounts by Authorized Request. If you have multiple Risk Control Accounts, and you elect to exercise your right to discontinue your Risk Control Accounts, all of your Risk Control Accounts will be discontinued under this provision. This provision applies only to your initial Purchase Payment. Your election to discontinue your Risk Control Accounts can only be exercised one time.

If you elect to exercise your right under this provision, your entire Risk Control Account Value will be transferred to the Variable Subaccounts (according to the allocation instructions on file with us for Level V) on the Business Day that we receive your request in Good Order. For your request to be in Good Order, we will require you to provide Variable Subaccount allocation instructions (Level V) if none are on file with us, and to allocate 100% of your Contract Value to the Variable Subaccounts (Level C) with 0% for Risk Control Account Allocation Levels I and R. These allocation instructions (C, I and R) cannot be changed for at least 30 days, beginning on the date of transfer. This means that once discontinued, a new Risk Control Account cannot be established for at least 30 days.

You can, however, change your Variable Subaccount allocation instructions (Level V) effective as of any Business Day.

The right to discontinue the Risk Control Account while funds are in the Holding Account is different than the Bailout Provision described in “Risk Control Account Option – Bailout Provision.” The 30-day period to discontinue initial Risk Control Accounts as described here only applies to new Contracts where a portion of the initial Purchase Payment has been allocated to a Risk Control Account. The Bailout Provision applies if you allocated Contract Values to a Risk Control Account and the Index Rate Cap is set below the levels identified in your Contract.

Contract Value

On the Contract Issue Date, your Contract Value equals the initial Purchase Payment. After the Contract Issue Date, during the Accumulation Period, your Contract Value will equal the total Risk Control Account Value, plus the total Variable Subaccount Value, plus the Holding Account Value.

ALLOCATING YOUR PURCHASE PAYMENTS

Purchase Payment

If the application for a Contract is in Good Order, which includes our receipt of the initial Purchase Payment, we will issue the Contract on the Contract Issue Date. If the application is not in Good Order, we may retain the initial Purchase Payment while we attempt to complete the application as follows:

●	Pursuant to your specific consent, including without limitation, any consent you provide in the application; or

●	Absent such consent, for up to five Business Days. If the application is not complete at the end of the five Business Day period, we will inform you of the reason for the delay and the initial Purchase Payment will be returned immediately

Once the application is complete, we will allocate the initial Purchase Payment according to your allocation instructions.

The minimum initial Purchase Payment for a Non-Qualified or Qualified Contract is $5,000. Additional Purchase Payments can be made during the Accumulation Period, but are not required. Each additional Purchase Payment may not be less than $50 and must be received at our Administrative Office prior to the oldest Owner’s 95th birthday, or the oldest Annuitant’s 95th birthday if the Owner is a non-natural person. Additional Purchase Payments are not allowed on Traditional IRA Contracts after the Owner has reached age 72. Purchase Payments that exceed $1 million in total, including multiple Contracts owned by the same individual where the sum of the Purchase Payments exceeds $1 million, require our prior approval, which may be withheld at our sole discretion.

We reserve the right, in our sole discretion, to refuse additional Purchase Payments and to limit the amount and frequency of additional Purchase Payments under the Contract or amounts that may be allocated to the Risk Control Accounts at any time. If we exercise this right it will limit your ability to make further investments in the Contract and increase Contract Values and the Death Benefit through additional Purchase Payments.

Purchase Payment Allocation

There are four Allocation Levels available under the Contract, among which you may allocate your Purchase Payments and Contract Value: Level C (Contract Allocation Level), Level V (Variable Subaccount Allocation Level), Level I (Index Allocation Level), and Level R (Risk Control Allocation Level). You must specify the percentage of your Purchase Payment to be allocated to each Allocation Level on the Contract Issue Date. The amount you direct to a particular Allocation Level must be in whole percentages from 0% to 100% of the Purchase Payment and your total allocation must equal 100% at each Allocation Level.

If the application for the Contract is in Good Order, we will allocate the portion of the initial Purchase Payment you designate for the Variable Subaccounts to the Subaccount(s) you have identified in your allocation instructions within two Business Days. If the application is not in Good Order and you are required to provide us with additional information that completes the application and we receive that information prior to the close of a Business Day, we will allocate the portion of the initial Purchase Payment you designate for the Variable Subaccounts that Business Day or the next Business Day according to your allocation instructions. If we receive the information after the close of the Business Day, we will allocate the portion of the initial Purchase Payment you designate for the Variable Subaccounts within the next two Business Days. We will allocate the portion of any additional Purchase Payment you designate for the Variable Subaccounts according to your allocation instructions on the Business Day we receive the Purchase Payment. We process Purchase Payments allocated to the Variable Subaccounts on a Business Day at the Accumulation Unit Values next determined for the Variable Subaccounts.

The Risk Control Account portion of your initial Purchase Payment will be allocated to the Holding Account on your Contract Issue Date before it is transferred to the Risk Control Account. If there is one source of payment indicated on your application, the Holding Account Value will be transferred to the Risk Control Account(s) (according to the allocation instructions on file with us for Levels I and R) as of your initial Risk Control Account Start Date. Your initial Risk Control Account Start Date is the next available Risk Control Account Start Date following the Contract Issue Date (note: Risk Control Account Start Dates offered by the Company are currently the 10th and 25th of each month, or if a non-Business Day, the next Business Day). If there is more than one source of payment indicated on your application, the Holding Account Value will be transferred to the Risk Control Accounts (according to the allocation instructions on file with us for Levels I and R) as of the next available Risk Control Account Start Date following our receipt of all sources of payment. If all sources of payment are not received within the Multiple Source Waiting Period, the Holding Account Value will be transferred to the Risk Control Accounts (according to the allocation instructions on file with us for Levels I and R) as of the next available Risk Control Account Start Date following the last day of the Multiple Source Waiting Period. Any additional payments we receive after the last day of the Multiple Source Waiting Period will not be eligible to be added to the Risk Control Account. These funds will be treated as an additional Purchase Payment rather than an additional source of payment to establish a Risk Control Account. We will allocate any such additional Purchase Payments to the Variable Subaccounts according to the allocation instructions on file with us for Level V on the Business Day we receive the Purchase Payments. If there are no such allocation instructions on file with us or if you request that the additional Purchase Payment be allocated to the Risk Control Account, we will treat the request to allocate the additional Purchase Payment as not in Good Order and will return the additional Purchase Payment to you unless you provide Level V allocation instructions by 4:00 P.M. Eastern Time on the Business Day we receive the Purchase Payment.

If there is no Risk Control Account in force, an additional Purchase Payment may be made in order to establish a Risk Control Account. However, if you exercised your right to discontinue your Risk Control Accounts, as described under “Getting Started – The Accumulation Period – Thirty Day Period to Discontinue Initial Risk Control Accounts,” a new Risk Control Account cannot be established for a period of 30 days. To establish a Risk Control Account, the number of years until the Payout Date must be at least equal to the Risk Control Account Period, and you must change your allocation instructions for Levels C, I and R to include Allocation Level percentages for the Risk Control Account Option and Risk Control Accounts. Each Risk Control Account Period is six years. If these requirements have been met, we will allocate the portion of your Purchase Payment designated for the Risk Control Accounts to the Holding Account, and we will transfer your Holding Account Value to the Risk Control Accounts (according to your allocation instructions on file with us for Levels I and R) as of the next available Risk Control Account Start Date following our receipt of the Purchase Payment. If the number of years from the date we receive a Purchase Payment until the Payout Date is less than the Risk Control Account Period, the Purchase Payment will be allocated to the Variable Subaccounts according to the allocation instructions on file with us for Level V on the Business Day we receive the Purchase Payment. If there are no such allocation instructions on file with us or if you request that the additional Purchase Payment be allocated to the Risk Control Account, we will treat the request to allocate the additional Purchase Payment as not in Good Order and will return the additional Purchase Payment to you unless you provide Level V allocation instructions by 4:00 P.M. Eastern Time on the Business Day we receive the Purchase Payment.

Once a Risk Control Account is in force, you may allocate additional Purchase Payments to the Risk Control Account during a specific period of time prior to the Risk Control Account Maturity Date. This period of time is defined as at least one Business Day, but no more than 30 days prior to a Risk Control Account Maturity Date. Any Purchase Payment we receive during this time will be allocated according to your allocation instructions on file with us for all four Allocation Levels. The portion of the Purchase Payment to be allocated to a Risk Control Account will first be allocated to the Holding Account. The Holding Account Value will be transferred to the Risk Control Accounts (according to the allocation instructions on file with us for Levels I and R) as of the Risk Control Account Maturity Date, which becomes the next Risk Control Account Start Date. Any Purchase Payments we receive outside of this period of time, either on a Risk Control Account Maturity Date, or more than 30 days prior to that date, will be allocated to the Variable Subaccounts according to the allocation instructions on file with us for Level V on the Business Day we receive the Purchase Payment.

Purchase Payments allocated to the Variable Subaccounts become part of the total Variable Subaccount Value, which fluctuates according to the investment performance of the selected Variable Subaccounts. Purchase Payments allocated to the Risk Control Accounts become part of the Risk Control Account Value and will reflect, in part, the investment performance of the reference Index(es), subject to the applicable Index Rate Caps and Index Rate Floors.

Transactions that are scheduled to occur on a day that the unit value for a Variable Subaccount or Risk Control Account is not available will be processed on the next Business Day at the Accumulation Unit Value for the Subaccount or Accumulation Credit Factor for the Risk Control Account next determined.

Express Portfolios

Certain model asset allocation portfolios or “Express Portfolios” are available to assist you in selecting investment options under the Contract. At the time you purchase the Contract, you may elect to allocate all of your Purchase Payments according to one of the Express Portfolios. Each Express Portfolio allocates your Purchase Payments among the Variable Subaccounts and Risk Control Accounts based on a specified allocation percentage for each investment option available under the Portfolio. Each Express Portfolio employs different investment styles and allocates Purchase Payments among investment options to match a specified level of risk tolerance (e.g., conservative, moderate and aggressive). There is no separate charge for selecting an Express Portfolio. See “Benefits Available Under the Contract – Express Portfolios” for more details.

Automatic Rebalance Program

During the Accumulation Period, we will automatically rebalance your Contract Value among the Risk Control Accounts and/or Variable Subaccounts on specified dates based on your most recent allocation instructions that we have on file. See “Benefits Available Under the Contract – Automatic Rebalance Program” for more details.

Transfers

Transfers between Risk Control Accounts and/or Variable Subaccounts will occur automatically under the Automatic Rebalance Program. In addition, by Authorized Request, you may also transfer value:

●	Between Variable Subaccounts on any Business Day;

●	Between Risk Control Accounts with the same reference Index as of a Risk Control Account Anniversary;

●	From Risk Control Accounts to Variable Subaccounts under the Thirty Day Period to Discontinue Initial Risk Control Account;

●	Between Risk Control Accounts or between Risk Control Accounts and Variable Subaccounts as of a Risk Control Account Maturity Date; and

●	From a Variable Subaccount to a Risk Control Account as of the next available Risk Control Account Start Date if there is no Risk Control Account in force.

You may also make a transfer under the Bailout Provision, as described in “Risk Control Account Option – Bailout Provision.”

Transfer requests must be in Good Order. Transfers are permitted by telephone, internet or in writing. Transfer requests received at our Administrative Office in Good Order on a Business Day prior to the close of the New York Stock Exchange (usually, 4:00 P.M. Eastern Time) will be processed as of the end of that Business Day. Transfer requests received at our Administrative Office in Good Order on a Business Day after the close of the New York Stock Exchange will be processed as of the end of the next Business Day. We will not process a transfer request we receive on the Payout Date.

We reserve the right to impose a transfer fee, which, if imposed, will be deducted from the Variable Subaccount or Risk Control Account from which the transfer is made. If a transfer is made from more than one Variable Subaccount or Risk Control Account at the same time, the transfer fee will be deducted Pro Rata from the value in the Variable Subaccounts and/or Risk Control Accounts. We reserve the right to modify, suspend or terminate the transfer privilege for any Contract or series of Contracts at any time for any reason.

If there is no Risk Control Account in force, you may request to transfer value from a Variable Subaccount in order to establish a Risk Control Account by Authorized Request. However, if you exercised your right to discontinue your Risk Control Accounts, as described under “Getting Started – The Accumulation Period – Thirty Day Period to Discontinue Initial Risk Control Accounts,” a new Risk Control Account cannot be established for a period of 30 days.

To establish one or more Risk Control Accounts, the number of years from the Risk Control Account Start Date until the Payout Date must be at least equal to the Risk Control Account Period. Each Risk Control Account Period is six years. You must also provide allocation instructions for Levels I and R by Authorized Request at least one Business Day prior to a Risk Control Account Start Date to be effective as of that Risk Control Account Start Date. Allocation instructions received on a Risk Control Account Start Date will be effective as of the next available Risk Control Account Start Date. If these requirements are met, the transfer will occur on a Pro Rata basis from the Variable Subaccounts as of the next available Risk Control Account Start Date. The Variable Subaccount Value transferred to a Risk Control Account will be allocated according to the allocation percentages on file with us for Levels I and R.

If the number of years until the Payout Date is less than the Risk Control Account Period, transfers to a Risk Control Account will not be allowed. Each Risk Control Account Period is six years.

VARIABLE SUBACCOUNT OPTION

The Variable Separate Account is a segregated investment account to which we allocate certain assets and liabilities attributable to those variable annuity contracts that offer Variable Subaccounts. The Variable Separate Account is registered with the SEC as a unit investment trust under the 1940 Act and was formed on June 8, 2015. We own the assets of the Variable Separate Account and value the assets of the Variable Separate Account each Business Day. The obligations under the Contracts, including obligations related to the Variable Separate Account, are obligations of the Company.

The portion of the assets of the Variable Separate Account equal to the reserves and other liabilities of the Contracts supported by the Variable Separate Account will not be charged with liabilities arising from any other business that we may conduct. We have the right to transfer to our General Account any assets of the Variable Separate Account that are in excess of such reserves and other Contract liabilities. The income, gains and losses, realized or unrealized, from the assets allocated to the Variable Separate Account will be credited to or charged against the Variable Separate Account, without regard to our other income, gains or losses.

The Variable Separate Account is divided into Variable Subaccounts. Each Variable Subaccount invests its assets solely in the shares or units of designated Funds of underlying investment companies. Purchase Payments allocated and transfers to a Variable Subaccount are invested in the Fund supporting that Variable Subaccount.

Subject to obtaining approval or consent required by applicable law, we reserve the right to:

●	Combine the Variable Separate Account with any other variable separate accounts that are also registered as unit investment trusts under the 1940 Act;

●	Eliminate or combine any Variable Subaccounts and transfer the assets of any Variable Subaccount to any other Variable Subaccount;

●	Close certain Variable Subaccounts to the allocation of Purchase Payments or transfer of Contract Value;

●	Deregister the Variable Separate Account under the 1940 Act if such registration is no longer required;

●	Operate the Variable Separate Account as a management investment company under the 1940 Act (including managing the Variable Separate Account under the direction of a committee) or in any other form permitted by law;

●	Restrict or eliminate any voting rights of Owners or other persons having such rights as to the Variable Separate Account; and

●	Make any other changes to the Variable Separate Account or its operations as may be required by the 1940 Act or other applicable law or regulations.

In the event of any substitution or other change, we may make changes to the Contract as may be necessary or appropriate to reflect such substitution or other change.

Funds

This prospectus is accompanied by a current prospectus for each Fund underlying a Variable Subaccount. You should read the Fund prospectuses carefully before investing. More information about the Funds is available in the prospectuses for the Funds, which can be found online at https://www.trustage.com/business-solutions/annuities/horizon-ii-annuity. You can also request this information at no cost by calling 1-800-798-5500 or by sending an email request to AnnuityAndPRTManagersMail@trustage.com.

We select the Funds based on several criteria, including asset class coverage, the strength of the investment adviser’s or subadviser’s reputation and tenure, brand recognition, performance, fees, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund, its investment adviser, its subadviser(s), or an affiliate will compensate us or our affiliates, as described below under “Availability of the Funds” and “Distribution of the Contract.” We review the Funds periodically and may remove or limit a Fund’s availability to new purchase payments and/or transfers of Variable Subaccount Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Owners.

Owners, through their indirect investment in the Funds, bear the costs of: (i) investment advisory or management fees that the Funds pay their respective investment advisers, and in some cases, subadvisers (see the Funds’ prospectuses for more information); (ii) administrative fees; (iii) 12b-1 service fees; and (iv) other expenses. As discussed above, an investment adviser or subadviser to a Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the advisory (and in some cases, subadvisory) or other fees deducted from Fund assets.

From time to time, the Funds may reorganize or merge with other mutual funds. If that occurs, we may process any instructions to allocate to the Variable Subaccount investing in the merged Fund post-merger instead to the Variable Subaccount investing in the surviving Fund.

These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the Contract may be very similar to the investment objectives and policies of other portfolios that are managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Contract may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Contract will be comparable to the investment results of any other mutual fund portfolio, even in the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

The names, investment objectives, investment advisers and subadvisers, current expenses, and performance information for each Fund in which the Variable Subaccounts invest are summarized in Appendix A to this Prospectus.

There is no guarantee that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds and the current statement of additional information for each of the Funds. You may obtain a prospectus or a statement of additional information for any of the Funds by contacting the Company or by asking your financial professional. You should read the Funds’ prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Variable Subaccounts.

Availability of the Funds

The Variable Separate Account purchases shares of a Fund in accordance with a participation agreement. If a participation agreement terminates, the Variable Separate Account may not be able to purchase additional shares of the Fund(s) covered by the agreement. Likewise, in certain circumstances, it is possible that shares of a Fund may not be available to the Variable Separate Account even if the participation agreement relating to that Fund has not been terminated. In either event, Owners will no longer be able to allocate Purchase Payments or transfer Contract Value to the Variable Subaccount investing in the Fund.

We have entered into agreements with the investment adviser or distributor of certain Funds pursuant to which the investment adviser or distributor pays us a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Separate Account in the Fund. These percentages vary and currently range from 0.00% to 0.25% of each Fund’s average daily net assets. The amount paid is based on assets of the particular Fund attributable to the Contract issued by us. The amounts we receive under the servicing agreements may be significant.

The service fees are for administrative services provided to the Funds by us and our affiliates. These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Funds. Owners, through their indirect investment in the Funds, bear the costs of the investment management fees.

In addition, certain Funds have adopted 12b-1 plans. Such plans allow the Fund to pay Rule 12b-1 fees to those who sell or distribute Fund shares and/or provide services to shareholders and Owners. Each of those Funds describes its Rule 12b-1 plan in its prospectus. Under certain Rule 12b-1 plans, we may receive 12b-1 fees for providing services to the Funds. Rule 12b-1 fees are deducted from Fund assets and, therefore, are indirectly borne by Owners.

Addition, Deletion, or Substitution of Investments

We may, subject to applicable law, make additions to, deletions from, or substitutions for the shares of a Fund that are held in the Variable Separate Account or that the Variable Separate Account may purchase. If the shares of a Fund are no longer available for investment or if, in our judgment, further investment in any Fund should become inappropriate, we may redeem the shares, if any, of that Fund and substitute shares of another Fund. Such other Funds may have different fees and expenses. We will not substitute any shares attributable to a Contract's interest in a Variable Subaccount without prior notice and approval of the SEC and state insurance authorities, if and to the extent required by the 1940 Act or other applicable law.

We also may establish additional Variable Subaccounts of the Variable Separate Account, each of which would invest in shares of a new corresponding Fund having a specified investment objective. We may, in our sole discretion, establish new Variable Subaccounts or eliminate or combine one or more Variable Subaccounts if marketing needs, tax considerations, or investment conditions warrant. Any new Variable Subaccounts may be made available to existing Owners on a basis to be determined by us. Also, certain Variable Subaccounts may be closed to certain customers. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more Variable Subaccounts may be transferred to any other Variable Subaccount if, in our sole discretion, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, we (by appropriate endorsement, if necessary) may change the Contract to reflect the substitution or change.

Frequent Transfers Procedures

Frequent, large, or short-term transfers among Variable Subaccounts, such as those associated with market timing transactions, can adversely affect the Funds and the returns achieved by Owners. In particular, such transfers may dilute the value of Fund shares, interfere with the efficient management of the Funds, and increase brokerage and administrative costs of the Funds. These costs are borne by all Owners allocating Purchase Payments or Contract Value to the Variable Subaccounts and other Fund shareholders, not just the Owner making the transfers.

In order to try to protect Owners and the Funds from potentially harmful trading activity, we have adopted certain Frequent Transfers Procedures.

We employ various means in an attempt to detect, deter, and prevent inappropriate frequent, large, or short-term transfer activity among the Variable Subaccounts that may adversely affect other Owners or Fund shareholders. We may vary the Frequent Transfers Procedures with respect to the monitoring of potential harmful trading activity from Variable Subaccount to Variable Subaccount, and may be more restrictive with regard to certain Variable Subaccounts than others. However, we will apply the Frequent Transfers Procedures, including any variance in the Frequent Transfers Procedures by Variable Subaccount, uniformly to all Owners. We also coordinate with the Funds to identify potentially inappropriate frequent trading, and will investigate any patterns of trading behavior identified by Funds that may not have been captured through operation of the Frequent Transfers Procedures. Please note that despite our best efforts, we may not be able to detect nor stop all harmful transfers.

If we determine under the Frequent Transfers Procedures that an Owner has engaged in inappropriate frequent transfers, we will notify such Owner that from that date forward, for three months from the date we mail the notification letter, transfer privileges for the fund(s) in which inappropriate transfers were made will be revoked. Second time offenders will be permanently restricted from buying into the fund(s).

In our sole discretion, we may revise the Frequent Transfers Procedures at any time without prior notice as necessary to (i) better detect and deter frequent, large, or short-term transfers that may adversely affect other Owners or Fund shareholders, (ii) comply with state or federal regulatory requirements, or (iii) impose additional or alternate restrictions on Owners who make inappropriate frequent transfers (such as dollars or percentage limits on transfers). We also may, to the extent permitted by applicable law, implement and administer redemption fees imposed by one or more of the Funds in the future. If required by applicable law, we may deduct redemption fees imposed by the Funds. Further, to the extent permitted by law, we also may defer the transfer privilege at any time that we are unable to purchase shares of the Funds. You should be aware that we are contractually obligated to prohibit purchases and transfers of Fund shares at the Fund’s request.

We currently do not impose redemption fees on transfers, or expressly allow a certain number of transfers in a given period, or limit the size of transfers in a given period; however, we may impose a transfer fee as discussed under “Fees and Expenses.” Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our policies in deterring inappropriate frequent transfers or other disruptive transfers and in preventing or limiting harm from such transfers.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Frequent Transfers Procedures will detect or deter frequent or harmful transfers by such Owners or intermediaries acting on their behalf. We apply the Frequent Transfers Procedures consistently to all Owners without waiver or exception.

Fund Frequent Trading Policies

The Funds have adopted their own policies and procedures with respect to inappropriate frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The frequent trading policies and procedures of a Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Funds and the policies and procedures we have adopted to discourage inappropriate frequent transfers. Accordingly, Owners and other persons who have material rights under the Contracts should assume that the sole protections they may have against potential harm from frequent transfers are the protections, if any, provided by the Frequent Transfers Procedures. You should read the prospectuses of the Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

Owners also should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each Fund’s ability to apply its respective frequent trading policies and procedures.

You should be aware that we are required to provide to a Fund or its designee, promptly upon request, certain information about the transfer activity of individual Owners and, if requested by the Fund, to restrict or prohibit further purchases or transfers by specific Owners identified by the Fund as violating the frequent trading policies established for that Fund.

Voting Rights

In accordance with our view of current applicable law, we will vote Fund shares held in the Variable Separate Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Variable Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or we otherwise determine that we are allowed to vote the shares in our own right, we may elect to do so.

The number of votes that an Owner has the right to instruct will be calculated separately for each Variable Subaccount and may include fractional votes. An Owner holds a voting interest in each Variable Subaccount to which the Variable Subaccount Value is allocated.

The number of votes attributable to a Variable Subaccount will be determined by dividing the Variable Subaccount Value by the net asset value per share of the Fund(s) in which that Variable Subaccount invests.

The number of votes available to an Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Fund.

Each Owner having a voting interest in a Variable Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Fund in which that Variable Subaccount invests.

Fund shares for which no timely instructions are received and shares held by us in a Variable Subaccount for which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Variable Subaccount. This means that a small number of Owners may determine the outcome of the vote. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

Variable Subaccount Value

Your total Variable Subaccount Value for any Valuation Period is the sum of all Variable Subaccount Values. The Variable Subaccount Value for each Variable Subaccount is equal to:

●	The number of the Variable Subaccount’s Accumulation Units credited to you; multiplied by

●	The Accumulation Unit Value for that Variable Subaccount at the end of the Valuation Period for which the determination is being made. The Accumulation Unit Value for a Variable Subaccount increases or decreases to reflect the investment performance of the corresponding underlying Fund and decreases to reflect the Contract Fee and expenses of the underlying Fund.

Accumulation Unit Values. The Accumulation Unit Value at the end of every Valuation Period is determined by subtracting (b) from (a) and dividing the result by (c) (i.e., (a - b) / c), where:

(a)	= The net assets of the Variable Subaccount as of the end of the Valuation Period plus or minus the net charge or credit with respect to any taxes paid or any amount set aside as a provision for taxes during the Valuation Period;

(b)	= The daily Contract Fee multiplied by the number of days in the Valuation Period; and

(c)	= The number of Accumulation Units outstanding at the end of such Valuation Period.

Accumulation Units. For each Variable Subaccount, Purchase Payments or transferred amounts are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to each Variable Subaccount by the Accumulation Unit Value for that Variable Subaccount at the end of the Valuation Period in which the Purchase Payment or amount is received. The number of your Accumulation Units in a Variable Subaccount is increased by additional Purchase Payments and transfers. The number of Accumulation Units does not change as a result of investment experience or deduction of the Contract Fee.

We will redeem Accumulation Units from a Variable Subaccount upon: (i) a partial withdrawal or full surrender (including deduction of any Surrender Charge, if applicable); (ii) a transfer from the Variable Subaccount; (iii) payment of the Death Benefit; (iv) the Payout Date; (v) the deduction of the transfer fee; (vi) the deduction of any fees imposed by a Fund as a redemption fee or liquidity fee in connection with the redemption of its shares or otherwise imposed by applicable law; and (vii) to pay fees for special services such as the wire transfers or express mail.

RISK CONTROL ACCOUNT OPTION

The Risk Control Separate Account is a non-registered Separate Account in which we hold reserves for our guarantees attributable to annuity contracts that offer Risk Control Accounts. The assets in the Risk Control Separate Account equal to the reserves and other liabilities of the Contract supported by the Risk Control Separate Account are not chargeable with liabilities arising out of any other business that we conduct. We have the right to transfer to our General Account any assets of the Risk Control Separate Account that are in excess of such reserves and other Contract liabilities. Our General Account assets are also available to meet the guarantees under the Contract, including the Risk Control Accounts, as well as our other general obligations. The guarantees in this Contract are subject to the Company’s financial strength and claims-paying ability.

You may allocate your Purchase Payments and Variable Subaccount Value to the Risk Control Accounts we currently make available. The portion of the Contract Value allocated to a Risk Control Account is credited with interest based in part on the investment performance of external indices. Currently, we offer two types of Risk Control Accounts: a Secure Account and a Growth Account. We hold reserves for the Index Rate Floor and Cap guarantees for amounts allocated to the Risk Control Accounts in the Risk Control Separate Account. Purchase Payments and Variable Subaccount Value you allocate to the Risk Control Accounts become part of your Risk Control Account Value. Your Risk Control Account Value reflects, in part, the performance of the reference Index, subject to the applicable Index Rate Cap and Index Rate Floor. Each Risk Control Account Anniversary prior to the Risk Control Account Maturity Date starts a new year for purposes of calculating index interest. When funds are withdrawn from a Risk Control Account prior to the Risk Control Account Anniversary for a surrender, partial withdrawal, transfer, annuitization or payment of the Death Benefit index interest is calculated up to the date of withdrawal as described below. Your Risk Control Account Value must remain in a Risk Control Account for the entire Risk Control Account Period to avoid the imposition of Surrender Charges and a Market Value Adjustment. Each Risk Control Account Period is six years. Partial withdrawals from the Risk Control Accounts are not permitted if there is Variable Subaccount Value, except for withdrawals on the Risk Control Account Maturity Date. Only one Risk Control Account Period can be in force at any time. This would allow for both a Secure Account and Growth Account for each reference Index to be established for the same Risk Control Account Period. However, once a Risk Control Account(s) is in force, new Risk Control Accounts cannot be established until the termination of the existing Risk Control Accounts on the Risk Control Account Maturity Date. Accordingly, no additional values can be transferred into a Risk Control Account and no additional Purchase Payments can be allocated to a Risk Control Account until the end of the current Risk Control Account Period.

At the time the Contract is purchased, if a portion of the initial Purchase Payment is allocated to a Risk Control Account, you have thirty days after the initial Risk Control Account Start Date to discontinue your Risk Control Accounts and transfer the total Risk Control Account Value to the Variable Subaccounts. See “Getting Started – The Accumulation Period – Thirty Day Period to Discontinuing Risk Control Accounts.” Risk Control Account Start Dates currently offered by the Company are the 10th and 25th of each month, or if a non-Business Day, the next Business Day.

The performance of each Index associated with the Risk Control Accounts does not include dividends paid on the stocks comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. The Index rate of return is determined on each Risk Control Account Anniversary and is measured over the Risk Control Account Year. Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Index Period.

Risk Control Account Value

Your Contract Value allocated to the Risk Control Accounts for any Valuation Period is equal to the sum of your Risk Control Account Value in each Risk Control Account. The Risk Control Account Value for each Risk Control Account is equal to:

●	The number of that Risk Control Account’s Accumulation Credits credited to you; multiplied by

●	The Accumulation Credit Factor for that Risk Control Account at the end of the Valuation Period for which the determination is being made.

Accumulation Credit Factors. The Accumulation Credit Factor for each Risk Control Account is arbitrarily set initially at $10 as of each Risk Control Account Start Date. Thereafter, the Accumulation Credit Factor for the Risk Control Account at the end of each Valuation Period is determined by multiplying (a) by (b) and subtracting (c) (i.e., a x b – c), where:

(a)	= The Accumulation Credit Factor for the Risk Control Account at the start of the Risk Control Account Year;

(b)	= The Index rate of return (defined below); and

(c)	= The Risk Control Account Daily Contract Fee (defined below) multiplied by the number of days that have passed since the last Risk Control Account Anniversary.

The “Index rate of return” for each Risk Control Account on any Business Day is equal to the change in the Index for the current Risk Control Account Year, adjusted for the Index Rate Cap or Index Rate Floor. Specifically, it is calculated as (A / B), where:

A =	Adjusted Index Value (defined below) as of the current Business Day; and

B =	The Initial Index Value as of the start of the current Risk Control Account Year. If a Risk Control Account Start Date or Risk Control Account Anniversary does not fall on a Business Day, the Initial Index Value for the next Business Day will be used.

We use the Index rate of return to determine the interest we credit, if any, to Risk Control Account Value.

The “Adjusted Index Value” is the Closing Index Value adjusted for the Index Rate Cap or Index Rate Floor for the current Risk Control Account Year. The Adjusted Index Value is calculated each time the Index rate of return is calculated. This can be as frequently as daily and occurs on each Risk Control Account Anniversary or on any date when a partial withdrawal, surrender, Death Benefit or annuitization is processed. The Closing Index Value is the closing value of an Index as of a Business Day. If the closing value of the Index is not published on that date, we will use the closing value of the Index from the next day on which the closing value of the Index is published. The Adjusted Index Value for each Risk Control Account is calculated as follows:

●	If the Closing Index Value is greater than the Initial Index Value multiplied by (1 + Index Rate Cap), then the Adjusted Index Value will equal the Initial Index Value multiplied by (1 + Index Rate Cap).

●	If the Closing Index Value is less than the Initial Index Value multiplied by (1 + Index Rate Floor), then the Adjusted Index Value will equal the Initial Index Value multiplied by (1 + Index Rate Floor).

●	If the Closing Index Value is less than the Initial Index Value multiplied by (1 + Index Rate Cap) but more than the Initial Index Value multiplied by (1 + Index Rate Floor), then the Adjusted Index Value will equal the Closing Index Value.

For example, assume the following:

●	Initial Index Value = 1,000

●	Index Rate Cap = 15%

●	Index Rate Floor = -10%

At the time the Index rate of return is calculated, the Adjusted Index Value will be:

●	Scenario 1: Closing Index Value is greater than Initial Index Value multiplied by (1 + Index Rate Cap)

○	Closing Index Value = 1,200

○	1,200 is greater than 1,150 (1,000 x (1 + 0.15)) so the Adjusted Index Value is equal to 1,150.

●	Scenario 2: Closing Index Value is less than Initial Index Value multiplied by (1 + Index Rate Floor)

○	Closing Index Value = 850

○	850 is less than 900 (1,000 x (1 – 0.10)) so the Adjusted Index Value is equal to 900.

●	Scenario 3: Closing Index Value is less than Initial Index Value multiplied by (1 + Index Rate Cap) but more than Initial Index Value multiplied by (1 + Index Rate Floor)

○	Closing Index Value = 1,100

○	1,100 is less than 1,150 (1,000 x (1 + 0.15)) and greater than 900 (1,000 x (1 – 0.10)) so the Adjusted Index Value is equal to 1,100.

The Adjusted Index Value will never exceed the Initial Index Value multiplied by (1 + Index Rate Cap) and will never be lower than the Initial Index Value multiplied by (1 + Index Rate Floor).

The Risk Control Account Daily Contract Fee is calculated as (a) the Contract Fee divided by (b) the number of days in the Risk Control Account Year multiplied by (c) the Accumulation Credit Factor for the Risk Control Account at the start of the Risk Control Account Year (i.e., a / b x c).

For example, assume the following:

●	Contract Fee = 1.50%

●	Number of days in the Risk Control Account Year = 365

●	Accumulation Credit Factor for the Risk Control Account at the start of the Risk Control Account Year = 10.00

Then, the Risk Control Account Daily Contract Fee = 1.50% / 365 x 10.00 = 0.000410959.

Accumulation Credits. In order to establish a Risk Control Account, Purchase Payments and/or Variable Subaccount Value transferred to the Risk Control Accounts are converted into Accumulation Credits. The number of Accumulation Credits credited to each Risk Control Account is determined by dividing the dollar amount directed to each Risk Control Account by the Accumulation Credit Factor as of the end of the Valuation Period for which the Purchase Payment or Variable Subaccount Value transferred is received.

We will redeem Accumulation Credits from a Risk Control Account upon: (i) partial withdrawal or full surrender (including any applicable Surrender Charge and negative Market Value Adjustment); (ii) a transfer from the Risk Control Account; (iii) payment of the Death Benefit; (iv) the Payout Date; (v) the deduction of the transfer fee; and (vi) to pay fees for special services such as wire transfers or express mail. We redeem Accumulation Credits as of the end of the Valuation Period (or effective date of the transfer) in which we receive your request for surrender, partial withdrawal or transfer or your Beneficiary’s request for payment of the Death Benefit in Good Order unless you or your Beneficiary specify a later date. We redeem Accumulation Credits to cover the transfer fee at the time the transfer occurs.

Setting the Index Rate Cap and the Index Rate Floor for the Secure Account and the Growth Account. We consider various factors in determining the Index Rate Caps and Index Rate Floors, including investment returns available at the time that we issue the Contract, the costs of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends, and competitive factors. We determine the Index Rate Cap and the Index Rate Floor at our sole discretion. For each Risk Control Account, we set an Index Rate Cap for the first Risk Control Account Year, which is made available at least two weeks in advance of the Risk Control Account Start Date. We may set a new Index Rate Cap prior to each Risk Control Account Anniversary for the subsequent Risk Control Account Year and will send you written notice at least two weeks prior to the Risk Control Account Anniversary. This notice will describe the Owner’s right to transfer Contract Value between Risk Control Accounts, as permitted by the Contract, and the right to exercise the Bailout Provision, if applicable. The Index Rate Cap will always be positive and will be subject to a guaranteed minimum of 1% and a maximum of 75%.

The Index Rate Floor is the minimum Index rate of return used as part of the Accumulation Credit Factor calculation for determining the value of a Risk Control Account prior to deduction of the Contract Fee. This rate will not change during the life of your Contract. The Secure Account has an Index Rate Floor of 0%, and

the Growth Account has an Index Rate Floor of -10%. Although negative investment performance is limited by the Index Rate Floor, you could lose more than 10% due to Contract Fees, Surrender Charges, a negative Market Value Adjustment and federal income tax penalties.

Bailout Provision. We will set a single bailout rate for all Risk Control Accounts under the Secure Account option and a single bailout rate for all Risk Control Accounts under the Growth Account option. The bailout rate for the Risk Control Account under the Secure Account Option may range from 1% - 10%, and the bailout rate for the Risk Control Account under the Growth Account Option may range from 1.5% - 25%. The bailout rate(s) will be prominently displayed on your Contract Data Page attached to the front of the cover page of the Contract and will not change during the life of your Contract. If the Index Rate Cap for your Risk Control Account is set below the bailout rate for that Risk Control Account, the Bailout Provision allows you to transfer the Risk Control Account Value from that Risk Control Account to the Variable Subaccounts, during the 30-day period following the Risk Control Account Anniversary by Authorized Request without the application of a Market Value Adjustment. If the bailout rate equals the Index Rate Cap for your Risk Control Account, you will not be eligible to transfer your Risk Control Account Value under the Bailout Provision. For example, if the bailout rate for the Secure Account is set at 1.00% and the Index Rate Cap for the Secure Account is set at 1.00%, you would not be eligible to transfer under the Bailout Provision. If you intend to withdraw Risk Control Account Value transferred from a Risk Control Account under the Bailout Provision, the Risk Control Account Value would first be transferred to the Variable Subaccounts according to your instructions and then withdrawn from the Variable Subaccounts without the application of a Market Value Adjustment. The amount withdrawn from the Variable Subaccounts may be subject to a Surrender Charge. Partial withdrawals and surrenders are also subject to income taxes, and if taken before age 59½, may also be subject to a 10% federal additional tax. See “Federal Income Tax Matters.” We must receive your Authorized Request under the Bailout Provision in Good Order during the 30-day period following the Risk Control Account Anniversary. At any time the Index Rate Cap for your Risk Control Account is less than the bailout rate specified on your Contract Data Page, we may, at our discretion, restrict transfers into that Risk Control Account.

The Bailout Provision applies to all Risk Control Accounts.

Examples. The following three examples illustrate how investment performance of the reference Index of the Secure and Growth Account is applied in crediting interest to the Risk Control Accounts through the Accumulation Credit Factor based on different levels of Index performance. The change in the value of the Accumulation Credit Factor reflects the application of the Index rate of return and a reduction for the Contract Fee. No withdrawals are assumed to occur under these examples and all values are determined on Risk Control Account Anniversaries. The examples assume the Index Rate Caps remain unchanged since Contract issue. The examples illustrate hypothetical circumstances solely for the purpose of demonstrating Risk Control Account calculations and are not intended as estimates of future performance of the Index.

Example 1: This example illustrates how interest would be credited based on the return of the Index and subject to the Index Rate Cap and Index Rate Floor. In this example, the return on the Index is greater than the Index Rate Cap and Index Rate Floor.

Assume the following information:

As of the Risk Control Account Start Date:

Initial Index Value: 1,000

Contract Fee: 1.50%

S&P 500 Secure Account

Account Value: $75,000

Accumulation Credit Factor: $10

Accumulation Credits: 7,500

Index Rate Floor: 0.00%

Index Rate Cap: 8.00%

S&P 500 Growth Account

Account Value: $25,000

Accumulation Credit Factor: $10

Accumulation Credits: 2,500

Index Rate Floor: -10.00%

Index Rate Cap: 18.00%

As of the Risk Control Account Anniversary:

Closing Index Value: 1,200

Days in Risk Control Account Year: 366

Step 1: Calculate the Adjusted Index Value

The Initial Index Value is 1,000 and the Closing Index Value is 1,200. The Closing Index Value is greater than the Initial Index Value multiplied by the result of 1 plus the Index Rate Cap for both the Secure and Growth Accounts. Therefore, the Adjusted Index Value equals the Initial Index Value multiplied by the result of 1 plus the Index Rate Cap. For the Secure Account, this is calculated as 1,000 multiplied by the result of 1 plus 0.08 which equals 1,080. For the Growth Account, this is calculated as 1,000 multiplied by the result of 1 plus 0.18 which equals 1,180.

Step 2: Calculate the Index Rate of Return

The Index rate of return is equal to the Adjusted Index Value divided by the Initial Index Value. For the Secure Account, this is calculated as 1,080 divided by 1,000 which equals 1.08 (8% increase from Initial Index Value). For the Growth Account, this is calculated as 1,180 divided by 1,000 which equals 1.18 (18% increase from Initial Index Value).

Step 3: Calculate the Risk Control Account Daily Contract Fee

The Risk Control Account Daily Contract Fee is equal to the Contract Fee divided by the number of days in the Risk Control Account Year multiplied by the Accumulation Credit Factor at the start of the Risk Control Account Year. For both the Secure and Growth Accounts, this is equal to 1.50% divided by 366 multiplied by $10 which equals $0.000409836.

Step 4: Calculate the Accumulation Credit Factor

The Accumulation Credit Factor is equal to the Accumulation Credit Factor at the start of the Risk Control Account Year multiplied by the Index rate of return less the result of the Risk Control Account Daily Contract Fee multiplied by the number of days that have passed since the last Risk Control Account Anniversary. For the Secure Account, this is equal to $10 multiplied by 1.08 less the result of $0.000409836 multiplied by 366 which equals $10.65. For the Growth Account, this is equal to $10 multiplied by 1.18 less the result of $0.000409836 multiplied by 366 which equals $11.65.

Step 5: Calculate the Risk Control Account Value.

The Risk Control Account Value is equal to the number of Accumulation Credits multiplied by the ending Accumulation Credit Factor. For the Secure Account, this is equal to 7,500 multiplied by $10.65 which equals $79,875. For the Growth Account, this is equal to 2,500 multiplied by $11.65 which equals $29,125. This is an increase of $4,875 for the Secure Account ($79,875 – $75,000 = $4,875) and an increase of $4,125 for the Growth Account ($29,125 – $25,000 = $4,125).

Example 2: This example illustrates how interest would be credited based on the return of the Index and subject to the Index Rate Cap and Index Rate Floor. In this example, the return on the Index is less than the Index Rate Cap and greater than the Index Rate Floor.

Assume the following information:

As of the Prior Risk Control Account Anniversary:

Initial Index Value: 1,200

Contract Fee: 1.50%

S&P 500 Secure Account

Account Value: $79,875

Accumulation Credit Factor: $10.65

Accumulation Credits: 7,500

Index Rate Floor: 0.00%

Index Rate Cap: 8.00%

S&P 500 Growth Account

Account Value: $29,125

Accumulation Credit Factor: $11.65

Accumulation Credits: 2,500

Index Rate Floor: -10.00%

Index Rate Cap: 18.00%

As of the Risk Control Account Anniversary:

Closing Index Value: 1,236

Days in Risk Control Account Year: 365

Step 1: Calculate the Adjusted Index Value

The Initial Index Value is 1,200 and the Closing Index Value is 1,236. The Closing Index Value is less than the Initial Index Value multiplied by the result of 1 plus the Index Rate Cap, but it is more than the Initial Index Value multiplied by the result of 1 plus the Index Rate Floor for both the Secure and Growth Accounts. Therefore, the Adjusted Index Value equals the Closing Index Value which is 1,236.

Step 2: Calculate the Index Rate of Return

The Index rate of return is equal to the Adjusted Index Value divided by the Initial Index Value. For both the Secure and Growth Accounts, this is calculated as 1,236 divided by 1,200 which equals 1.03 (3% increase from Initial Index Value).

Step 3: Calculate the Risk Control Account Daily Contract Fee

The Risk Control Account Daily Contract Fee is equal to the Contract Fee divided by the number of days in the Risk Control Account Year multiplied by the Accumulation Credit Factor at the start of the Risk Control Account Year. For the Secure Account, this is equal to 1.50% divided by 365 multiplied by $10.65 which equals $0.000437671. For the Growth Account, this is equal to 1.50% divided by 365 multiplied by $11.65 which equals $0.000478767.

Step 4: Calculate the Accumulation Credit Factor

The Accumulation Credit Factor is equal to the Accumulation Credit Factor at the start of the Risk Control Account Year multiplied by the Index rate of return less the result of the Risk Control Account Daily Contract Fee multiplied by the number of days that have passed since the last Risk Control Account Anniversary. For the Secure Account, this is equal to $10.65 multiplied by 1.03 less the result of $0.000437671 multiplied by 365 which equals $10.80975. For the Growth Account, this is equal to $11.65 multiplied by 1.03 less the result of $0.000478767 multiplied by 365 which equals $11.82475.

Step 5: Calculate the Risk Control Account Value.

The Risk Control Account Value is equal to the number of Accumulation Credits multiplied by the ending Accumulation Credit Factor. For the Secure Account, this is equal to 7,500 multiplied by $10.80975 which equals $81,073.13. For the Growth Account, this is equal to 2,500 multiplied by $11.82475 which equals $29,561.88. This is an increase of $1,198.13 for the Secure Account ($81,073.13 – $79,875 = $1,198.13) and an increase of $436.88 for the Growth Account ($29,561.88 – $29,125 = $436.88).

Example 3: This example illustrates how interest would be credited based on the return of the Index and subject to the Index Rate Cap and Index Rate Floor. In this example, the return on the Index is less than the Index Rate Floor.

Assume the following information:

As of the Prior Risk Control Account Anniversary:

Initial Index Value: 1,236

Contract Fee: 1.50%

S&P 500 Secure Account

Account Value: $81,073.13

Accumulation Credit Factor: $10.80975

Accumulation Credits: 7,500

Index Rate Floor: 0.00%

Index Rate Cap: 8.00%

S&P 500 Growth Account

Account Value: $29,561.88

Accumulation Credit Factor: $11.82475

Accumulation Credits: 2,500

Index Rate Floor: -10.00%

Index Rate Cap: 18.00%

As of the Risk Control Account Anniversary:

Closing Index Value: 988.8

Days in Risk Control Account Year: 365

Step 1: Calculate the Adjusted Index Value

The Initial Index Value is 1,236 and the Closing Index Value is 988.8. The Closing Index Value is less than the Initial Index Value multiplied by the result of 1 plus the Index Rate Floor for both the Secure and Growth Accounts. Therefore, the Adjusted Index Value equals the Initial Index Value multiplied by the result of 1 plus the Index Rate Floor. For the Secure Account, this is calculated as 1,236 multiplied by the result of 1 plus 0.00 which equals 1,236. For the Growth Account, this is calculated as 1,236 multiplied by the result of 1 plus -0.10 which equals 1,112.4.

Step 2: Calculate the Index Rate of Return

The Index rate of return is equal to the Adjusted Index Value divided by the Initial Index Value. For the Secure Account, this is calculated as 1,236 divided by 1,236 which equals 1.00 (0% increase from the Initial Index Value). For the Growth Account, this is calculated as 1,112.4 divided by 1,236 which equals 0.90 (10% decrease from Initial Index Value).

Step 3: Calculate the Risk Control Account Daily Contract Fee

The Risk Control Account Daily Contract Fee is equal to the Contract Fee divided by the number of days in the Risk Control Account Year multiplied by the Accumulation Credit Factor at the start of the Risk Control Account Year. For the Secure Account, this is equal to 1.50% divided by 365 multiplied by $10.80975 which equals $0.000444236. For the Growth Account, this is equal to 1.50% divided by 365 multiplied by $11.82475 which equals $0.000485949.

Step 4: Calculate the Accumulation Credit Factor

The Accumulation Credit Factor is equal to the Accumulation Credit Factor at the start of the Risk Control Account Year multiplied by the Index rate of return less the result of the Risk Control Account Daily Contract Fee multiplied by the number of days that have passed since the last Risk Control Account Anniversary. For the Secure Account, this is equal to $10.80975 multiplied by 1.00 less the result of $0.000444236 multiplied by 365 which equals $10.647604. For the Growth Account, this is equal to $11.82475 multiplied by 0.90 less the result of $0.000485949 multiplied by 365 which equals $10.464904.

Step 5: Calculate the Risk Control Account Value.

The Risk Control Account Value is equal to the number of Accumulation Credits multiplied by the ending Accumulation Credit Factor. For the Secure Account, this is equal to 7,500 multiplied by $10.647604 which equals $79,857.03. For the Growth Account, this is equal to 2,500 multiplied by $10.464904 which equals $26,162.26. This is a decrease of $1,216.10 for the Secure Account ($79,857.03 – $81,073.13 = -$1,216.10) and a decrease of $3,399.62 for the Growth Account ($26,162.26 – $29,561.88 = -$3,399.62).

Addition or Substitution of an Index. The same Index will generally be used for each Risk Control Account for the duration of the Risk Control Account Period. However, there is no guarantee that the Index will be available during the entire time you own your Contract. If: (i) the Index is discontinued, or (ii) the calculation of that Index is materially changed, we may substitute a suitable Index that will be used for the remainder of the Risk Control Account Period. Examples of such material changes to the Index include, without limitation: a contractual dispute between us and the Index provider, changes that make it impractical or too expensive to purchase derivatives to hedge the Index, or changes that result in significantly different Contract Values or performance. If we substitute an Index, the performance of the new Index may differ from the original Index. This, in turn, may affect the interest credited to the Risk Control Account and the interest you earn under the Contract. We will not substitute an Index until that Index has been approved by the insurance department in your state.

We reserve the right to add or substitute the Index. If we substitute the Index, the performance of the new Index may differ from the original Index. This, in turn, may affect the index interest you earn.

In the unlikely event that we substitute the Index, we will attempt to add a suitable alternative index that is substantially similar to the Index being replaced on the same day that we remove the Index. If a change in an Index is made during a Risk Control Account Year, index interest will be calculated from the Risk Control Account Start Date until the date that the Index ceased to be available and that index interest will be added to or subtracted from the index interest calculated for the substitute Index from the date of substitution until the next Risk Control Account Anniversary. If we are unable to substitute a new Index at the same time as an Index ceases to be available, there may be a brief interval between the date on which we remove the Index and add a suitable alternative index as a replacement, your Contract Value will continue to be allocated to the Risk Control Accounts. However, any credit to your Contract Value for that Risk Control Account Year will not reflect changes in the value of the Index or the replacement index during that interim period. If you take a partial withdrawal, surrender or annuitize the Contract, or die during the interim period, we will apply to your Contract Value allocated to a Risk Control Accounts based on the percentage change in the Index from the beginning of the Risk Control Account Year to the date on which the Index became unavailable under the Contract.

Please note that we may add or substitute an Index associated with the Risk Control Accounts by sending you written notice at your last known address stating the effective date on which the Index will be added or substituted. We will send you the notice in your annual report unless earlier written notice is necessary.

Risk Control Account Maturity Date

Rebalancing will occur automatically on the Risk Control Account Maturity Date. You may also exercise one of the following options by Authorized Request, without incurring a Market Value Adjustment or Surrender Charge. If you intend to change allocation instructions, transfer values or make withdrawals from a Risk Control Account, an Authorized Request must be received by us at least one Business Day prior to the Risk Control Account Maturity Date, otherwise your Risk Control Account Value will be allocated to a new Risk Control Account for another six-year term.

If the number of years until the Payout Date is at least equal to the Risk Control Account Period (six year period), you may exercise any of the following options by Authorized Request:

●	Request a change to your allocation instructions as of the Risk Control Account Maturity Date for any or all of the Allocation Levels;

●	Request to transfer value (either a specific dollar amount or percentage) from the Risk Control Account Option to the Variable Subaccount Option (Level C), or vice versa, as of the Risk Control Account Maturity Date. If you choose this option:

○	The transfer will occur Pro Rata from the Risk Control Accounts, or Variable Subaccounts, as applicable; and

○	Rebalancing at Levels I and R will occur as of the Risk Control Account Maturity Date. However, rebalancing at Level C and V will be discontinued, unless or until you elect to reinstate rebalancing at Level C.

●	Withdraw the total Risk Control Account Value as of the Risk Control Account Maturity Date; or

●	Withdraw a portion of the total Risk Control Account Value as of the Risk Control Account Maturity Date. If you choose this option, you may also change your allocation instructions or request to transfer value, as described above.

You may also allocate additional Purchase Payments to the Risk Control Accounts 30 days prior to a Risk Control Account Maturity Date. Such Funds will be held in the Holding Account until the Risk Control Account Start Date.

A new Risk Control Account Period, with a newly declared Index Rate Cap, will begin on the Risk Control Account Maturity Date unless there is no Risk Control Account Value remaining as a result of a change to your allocation instructions and/or withdrawal.

Your Authorized Request to change your allocation instructions, transfer value and/or withdraw Risk Control Account Value must be received at least one Business Day prior to the Risk Control Account Maturity Date to take effect as of that date. If we do not receive such request at least one Business Day prior to the Risk Control Account Maturity Date, the request is not in Good Order and no transfer or withdrawal will occur based on such request. A new Risk Control Account Period will begin and rebalancing will occur based on the allocation instructions on file with us.

If the number of years until the Payout Date is less than the Risk Control Account Period, a new Risk Control Account cannot be started. You may choose one of the following by Authorized Request:

●	Request to transfer the Total Risk Control Account Value to one or more Variable Subaccounts as of the Risk Control Account Maturity Date;

●	Request to withdraw the total Risk Control Account Value as of the Risk Control Account Maturity Date; or

●	Request to transfer a portion of the Risk Control Account Value to one or more Variable Subaccounts and withdraw the remaining Risk Control Account Value as of the Risk Control Account Maturity Date.

●	Your Authorized Request to transfer Risk Control Account Value and/or withdraw Risk Control Account Value must be received at least one Business Day prior to the Risk Control Account Maturity Date. If we do not receive such request at least one Business Day prior to the Risk Control Account Maturity Date, the request is not in Good Order and no transfer or withdrawal will occur based on such request. The total Risk Control Account Value will then be transferred to the Variable Subaccounts according to the allocation instructions on file with us for Level V or will be returned to you.

Holding Account Value

Funds are allocated to the Holding Account when a Purchase Payment is received pending investment in a Risk Control Account. Holding Account Value will remain in the Holding Account until the next Risk Control Account Start Date unless Holding Account Value is being held during a Multiple Source Waiting Period. The period that Holding Account Value is kept in the Holding Account cannot be longer than the Multiple Source Waiting Period of six months. If the maximum Multiple Source Waiting Period is reached, the Holding Account Value will be transferred to the Risk Control Accounts as of the next available Risk Control Account Start Date. Holding Account Value cannot be transferred from the Holding Account to the Variable Subaccounts. Once Holding Account Value attributable to the initial Purchase Payment is transferred from the Holding Account to the Risk Control Account there is the 30-day period to discontinue the Initial Risk Control Accounts as described in “Getting Started – The Accumulation Period – Thirty Day Period to Discontinuing Risk Control Accounts” which would allow Risk Control Account Value to be transferred to the Variable Subaccounts.

The Contract’s Holding Account is either a fixed Holding Account or a money market Holding Account. Contracts issued in all states other than Missouri have a fixed Holding Account. Contracts issued in Missouri have a money market Holding Account. We reserve the right to make the money market Holding Account available for new Contracts that we issue in other states.

We do not assess a Contract Fee against Contract Value held in the Holding Account.

Surrenders or withdrawals of Holding Account Values are subject to a Surrender Charge.

Fixed Holding Account: For the fixed Holding Account, we credit a fixed interest rate on Holding Account Value on a daily basis. The fixed Holding Account Value at any time is equal to:

●	The portion of the Purchase Payment(s) held in the Holding Account pending allocation to a Risk Control Account;

●	Plus interest credited; and

●	Less any prior partial withdrawal.

●	We credit interest on a daily basis on Purchase Payments that will be allocated to one or more Risk Control Accounts for the duration those Purchase Payments remain in the Holding Account. The annual effective interest rate that applies to the fixed Holding Account will be the interest rate in effect when a Purchase Payment is allocated to the fixed Holding Account. The annual effective rate of interest shown on your Contract Data Page applies to the initial Purchase Payment held in the fixed Holding Account as of the Contract Issue Date. Funds allocated to the fixed Holding Account on different dates may be credited with a different rate of interest. The interest rate, once determined will never be less than the minimum guaranteed interest rate described below and will not change for the duration that the funds remain in the fixed Holding Account.

We determine a new minimum guaranteed interest rate each calendar quarter (on each January 1 for the first calendar quarter, April 1 for the second calendar quarter, July 1 for the third calendar quarter, and October 1 for the fourth calendar quarter). For subsequent Purchase Payments, the minimum rate of interest credited on those amounts will be the minimum guaranteed interest rate we determine for the calendar quarter in which those Purchase Payments are allocated to the fixed Holding Account. The minimum guaranteed interest rate will never be less than the lesser of:

●	An annual rate of interest of 3%; or

●	An annual rate of interest determined as follows:

○	The average of the three applicable monthly five-year Constant Maturity Treasury rates reported by the Federal Reserve (described below), and rounded to the nearest 0.05%;

○	Minus 1.25%; and

○	Subject to a minimum interest rate of 1.00%

The three monthly five-year Constant Maturity Treasury rates used in the calculation above are as follows:

●	The prior September, October, and November monthly five-year Constant Maturity Treasury rates will be used to determine the first quarter Minimum Guaranteed Interest Rate effective each January 1;

●	The prior December, January, and February monthly five-year Constant Maturity Treasury rates will be used to determine the second quarter Minimum Guaranteed Interest Rate effective each April 1;

●	The prior March, April, and May monthly five-year Constant Maturity Treasury rates will be used to determine the third quarter Minimum Guaranteed Interest Rate effective each July 1; and

●	The prior June, July, and August monthly five-year Constant Maturity Treasury rates will be used to determine the fourth quarter Minimum Guaranteed Interest Rate effective each October 1.

Money Market Holding Account: For the money market Holding Account, the money market Holding Account Value at any time is determined in the same manner described in the “Variable Subaccount Option – Variable Subaccount Value” section of this Prospectus. The Variable Subaccount investing in the Goldman Sachs

VIT Government Money Market (Institutional) serves as the money market Holding Account. For a description of the Goldman Sachs VIT Government Money Market (Institutional) Fund, see “Appendix A” to this Prospectus.

MARKET VALUE ADJUSTMENT

The Market Value Adjustment only applies to withdrawals from the Risk Control Accounts and is calculated separately for each Risk Control Account. A surrender or partial withdrawal from a Risk Control Account on a Risk Control Account Maturity Date is not subject to a Market Value Adjustment. If you surrender your Contract or take a partial withdrawal from a Risk Control Account during the Accumulation Period, we will apply the Market Value Adjustment to the amount being surrendered or withdrawn. No withdrawals or surrenders can be taken once Contract Value has been allocated to an Income Payout Option, therefore no Market Value Adjustment will apply after the end of the Accumulation Period.

IMPORTANT: The Market Value Adjustment will either increase or decrease the amount you receive from a partial withdrawal or your Surrender Value. You may lose a portion of your principal and previously credited interest due to the Market Value Adjustment regardless of the Risk Control Account to which you allocated Contract Value. You directly bear the investment risk associated with a Market Value Adjustment. You should carefully consider your income needs before purchasing the Contract.

Purpose of the Market Value Adjustment

The Market Value Adjustment is an adjustment that may be made to the amount you receive if you surrender the Contract or take a partial withdrawal from the Risk Control Accounts during the Accumulation Period. In general, if interest rate levels have increased at the time of surrender or partial withdrawal over their levels at the Risk Control Account Start Date, the Market Value Adjustment will be negative. Conversely, in general, if interest rate levels have decreased at the time of surrender or partial withdrawal over their levels at the Risk Control Account Start Date, the Market Value Adjustment will be positive. The Market Value Adjustment reflects, in part, the difference in yield of the Constant Maturity Treasury rate for a period consistent with the Risk Control Account Period beginning on the Risk Control Account Start Date and the yield of the Constant Maturity Treasury rate for a period starting on the date of surrender or partial withdrawal and ending on the Risk Control Account Maturity Date. The Constant Maturity Treasury rate is a rate representing the average yield of various Treasury securities. The calculation also reflects in part the difference between the effective yield of the Bank of America/Merrill Lynch 1-10 Year U.S. Corporate Constrained Index, Asset Swap Spread (the “Bank of America/Merrill Lynch Index”), a rate representative of investment grade corporate debt credit spreads in the U.S., on the Risk Control Account Start Date and the effective yield of the Bank of America/Merrill Lynch Index at the time of surrender or partial withdrawal. The greater the difference in those yields, respectively, the greater the effect the Market Value Adjustment will have. In general, if the Constant Maturity Treasury rate and Bank of America/Merrill Lynch Index have increased at the time of surrender or partial withdrawal over their levels at the Risk Control Account Start Date, the Market Value Adjustment will be negative and will decrease the Surrender Value or amount you receive from a partial withdrawal. Similarly, if the Constant Maturity Treasury rate and Bank of America/Merrill Lynch Index have decreased at the time of surrender or partial withdrawal over their levels at the Risk Control Account Start Date, the Market Value Adjustment will be positive and will increase the Surrender Value or amount you receive from a partial withdrawal.

The Company uses both the Constant Maturity Treasury rate and Bank of America/Merrill Lynch Index in determining any Market Value Adjustment since together both indices represent a broad mix of investments whose values may be affected by changes in market interest rates.

We will increase the amount you will be paid from a partial withdrawal by the amount of any positive Market Value Adjustment, and in the case of a surrender of the Contract, we will increase your Surrender Value by the amount of any positive Market Value Adjustment. Conversely, we will decrease the amount you will be paid from a partial withdrawal by the amount of any negative Market Value Adjustment, and in the case of a surrender of the Contract, we will decrease your Surrender Value by the amount of any negative Market Value Adjustment.

The amount of the Market Value Adjustment also reflects in part any change in the Accumulation Credit Factor for the Risk Control Account(s) determined at the time of surrender or partial withdrawal. We use the change in the Accumulation Credit Factor measured from the last Risk Control Account Anniversary (prior Accumulation Credit Factor) to the date of surrender or partial withdrawal (current Accumulation Credit Factor) to increase or decrease the amount of the Market Value Adjustment. If the change in the Accumulation Credit Factor, the current Accumulation Credit Factor divided by the prior Accumulation Credit Factor, is positive (greater than one), we divide the amount of the withdrawal subject to the Market Value Adjustment by the change in the Accumulation Credit Factor, which will decrease the amount subject to the market value adjustment factor and thereby reduce the amount of any positive or negative Market Value Adjustment. Conversely, if the change is negative (less than one), we divide the amount of the withdrawal subject to the Market Value Adjustment by the change in the Accumulation Credit Factor, which will increase the amount subject to the market value adjustment factor and therefore increase the amount of any positive or negative Market Value Adjustment. If there is no change in the Accumulation Credit Factor (the current Accumulation Credit Factor divided by the prior Accumulation Credit Factor equals one), there will be no change in the amount of the withdrawal subject to the market value adjustment factor and in the amount of any positive or negative Market Value Adjustment.

The Market Value Adjustment helps us offset our costs and risks of owning fixed income investments and other investments we use to back the guarantees under your Contract from the Risk Control Account Start Date to the time of a surrender or partial withdrawal.

Application and Waiver

For each Risk Control Account, we will calculate the Market Value Adjustment as of the date we receive your Authorized Request for surrender or partial withdrawal in Good Order at our Administrative Office. If the Market Value Adjustment is positive, we will increase your Surrender Value or amount you receive from a partial withdrawal by the amount of the positive Market Value Adjustment. If the Market Value Adjustment is negative, we will decrease the Surrender Value or amount you receive from a partial withdrawal by the amount of the negative Market Value Adjustment.

We will not apply a Market Value Adjustment to:

1.	Death Benefit proceeds;

2.	Transfers;

3.	Partial withdrawals taken as required minimum distributions under the Internal Revenue Code that are withdrawn under a systematic withdrawal program we provide;

4.	Application of Contract Value to an Income Payout Option;

5.	Partial withdrawals and surrenders from a Risk Control Account on the Risk Control Account Maturity Date; and

6.	Partial withdrawals and surrenders from the Holding Account and the Variable Subaccounts.

Market Value Adjustment Formula

The Market Value Adjustment applies during every Risk Control Account Period, for the entire Risk Control Account Period. This means it applies for the initial 6-year Risk Control Account Period, is zero on the Risk Control Account Maturity Date, and restarts for any subsequent 6-year Risk Control Account Period. A Market Value Adjustment is equal to the amount of the partial withdrawal or surrender from the Risk Control Account (W) divided by the result of the current Accumulation Credit Factor for the Risk Control Account divided by the prior Accumulation Credit Factor for the Risk Control Account then multiplied by the market value adjustment factor (MVAF) minus 1 or (W/(C/P))x(MVAF -1).

Where:

C = current Accumulation Credit Factor for the Risk Control Account (i.e., as of the date of withdrawal); and

P = prior Accumulation Credit Factor for the Risk Control Account (i.e., as of the Risk Control Account Anniversary immediately preceding the date of withdrawal).

MVAF = ((1 + I + K)/(1 + J + L)) ^N where:

I = The Constant Maturity Treasury Rate as of the Risk Control Account Start Date for a maturity consistent with the Risk Control Account Period (each Risk Control Account Period is six years);

J = Constant Maturity Treasury Rate as of the date of withdrawal for a maturity consistent with the remaining number of years (whole and partial) in the Risk Control Account Period (each Risk Control Account Period is six years);

(if there is no corresponding maturity of the Constant Maturity Treasury Rate, then the linear interpolation of the Constant Maturity Treasury Rates with maturities closest to N will be used to determine I and J.)

K = The Bank of America/Merrill Lynch Index as of the Risk Control Account Start Date;

L = The Bank of America/Merrill Lynch Index as of the date of withdrawal; and

N = The number of years (whole and partial) from the date of withdrawal until the Risk Control Account Maturity Date.

We determine I based on the Risk Control Account Period. For example, if the Risk Control Account Period is 6 years. I would correspond to the 6-year Constant Maturity Treasury rate on the Risk Control Account Start Date. We determine J when you take a partial withdrawal or surrender. For example, if the Risk Control Account Period is 6 years and you surrender the Contract 2 years into the Risk Control Account Period, J would correspond to the Constant Maturity Treasury rate consistent with the time remaining in the Risk Control Account Period or 4 years (4 = 6 - 2). For I and J where there is no Constant Maturity Treasury rate declared, we will use linear interpolation of the Constant Maturity Rates Index with maturities closest to N to determine I and J.

The value of K and L on any Business Day will be equal to the closing value of the Bank of America/Merrill Lynch Index on the previous Business Day.

If the publication of any component of the Market Value Adjustment indices is discontinued or if the calculation of the Market Value Adjustment indices is changed substantially, we may substitute a new index for the discontinued or substantially changed index, subject to approval by the insurance department in your state. Before we substitute a Market Value Adjustment index, we will notify you in writing of the substitution.

For examples of how we calculate Market Value Adjustments, see Appendix B to this Prospectus.

ACCESS TO YOUR MONEY

Partial Withdrawals

At any time during the Accumulation Period you may make partial withdrawals by Authorized Request in Good Order. The minimum partial withdrawal amount is $100. Although withdrawal of Risk Control Account Value is generally not permitted while there is Variable Subaccount Value, you may withdraw Risk Control Account Value on the Risk Control Account Maturity Date. You may provide specific instructions for withdrawal of Variable Subaccount Value other than the money market Holding Account Value. If you do not provide specific instructions, withdrawals will be processed on a Pro Rata basis from the value in all Variable Subaccounts other than the money market Holding Account. If there is insufficient Variable Subaccount Value, other than the money market Holding Account Value, Holding Account Value will be withdrawn. If there is insufficient Holding Account Value, the Risk Control Account Value will be withdrawn on a Pro Rata basis. Any applicable Surrender Charge and/or Market Value Adjustment will affect the amount available for a partial withdrawal. We will pay you the amount you request in connection with a partial withdrawal by redeeming Accumulation Units from the appropriate Variable Subaccounts, withdrawing Holding Account Value, and/or redeeming Accumulation Credits from the appropriate Risk Control Accounts, if applicable.

To make a partial withdrawal, you must do so by Authorized Request in Good Order. Partial withdrawals for less than $25,000 and changes to systematic withdrawals are permitted by telephone and in writing. The written consent of all Owners and Irrevocable Beneficiaries must be obtained before we will process the partial withdrawal. If an Authorized Request in Good Order is received by 4:00 P.M. Eastern Time, it will be processed that day. If an Authorized Request in Good Order is received at or after 4:00 P.M. Eastern Time, it will be processed on the next Business Day. If a partial withdrawal would cause your Surrender Value to be less than $2,000, we will provide written notice that the Contract will be surrendered 15 Business Days following mailing of the notice unless the Surrender Value is increased to the minimum required value of $2,000.

Partial withdrawals will reduce the Return of Purchase Payment Death Benefit, perhaps by significantly more than the amount of the withdrawal. Partial withdrawals may be subject to Surrender Charges and/or a Market Value Adjustment (for Risk Control Accounts only). See “Benefits Available Under the Contract – Return of Purchase Payment Death Benefit,” “Fees and Expenses” and “Market Value Adjustment” for more details. Partial withdrawals may also be subject to income tax and, if taken before age 59½, an additional 10% federal additional tax. You should consult your tax adviser before taking a partial withdrawal. See “Federal Income Tax Matters.”

Systematic Withdrawals. You may elect to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis), as specified by you. See “Benefits Available Under the Contract – Systematic Withdrawals” for more details.

Surrenders

You may surrender your Contract for the Surrender Value at any time during the Accumulation Period by Authorized Request. If an Authorized Request in Good Order is received before 4:00 P.M. Eastern Time on a Business Day, it will be processed that day. If an Authorized Request in Good Order is received at or after 4:00 P.M. Eastern Time on a Business Day or on a non-Business Day, it will be processed on the next Business Day.

To surrender your Contract, you must make an Authorized Request in Good Order to our Administrative Office. The consent of all Owners and Irrevocable Beneficiaries must be obtained before the Contract is surrendered.

Surrender Charges and/or a Market Value Adjustment may apply to your Contract surrender. See “Market Value Adjustment” and “Fees and Expenses.” A surrender may also be subject to income tax and, if taken before age 59½, an additional 10% federal additional tax. You should consult a tax adviser before requesting a surrender. See “Federal Income Tax Matters.”

Surrender Value. If you surrender the Contract, you will receive the Surrender Value, as of the Business Day we received your Authorized Request in Good Order. The Surrender Value is equal to your Contract Value at the end of the Valuation Period in which we receive your Authorized Request, minus any applicable Surrender Charge, adjusted for any applicable Market Value Adjustment for Risk Control Accounts.

Upon payment of the Surrender Value, the Contract is terminated, and we have no further obligation under the Contract. We may require that the Contract be returned to our Administrative Office prior to making payment. The Surrender Value will not be less than the amount required by applicable state law. We will pay you the amount you request in connection with a full surrender by redeeming Accumulation Units from the Variable Subaccounts and/or Accumulation Credits from the Risk Control Accounts, and withdrawing Holding Account Value, if applicable.

Partial Withdrawal and Surrender Restrictions. Your right to make partial withdrawals and surrender the Contract is subject to any restrictions imposed by any applicable law or employee benefit plan.

Right to Defer Payments

Generally, the amount of any partial withdrawal or full surrender will be paid to you within seven days after we receive your Authorized Request in Good Order. With respect to the Risk Control Accounts and the fixed Holding Account, we reserve the right to postpone payment for up to six months after we receive your Authorized Request in Good Order, subject to obtaining prior written approval by the state insurance commissioner if required by the law of the state in which we issued the Contract. In the event of postponement as described above, we will pay interest on the proceeds if required by state law, calculated at the effective annual rate and for the time period required under state law.

With respect to Variable Subaccounts and the money market Holding Account, to the extent permitted by applicable law, we reserve the right to postpone payment of any partial withdrawal or full surrender or death benefit proceeds for any period when: (i) the New York Stock Exchange is closed (other than customary weekend and holiday closings), or the SEC determines that trading on the exchange is restricted; (ii) the SEC determines than an emergency exists such that disposal of securities held in the Variable Separate Account, or the termination of their value, is not reasonably practicable; or (iii) the SEC, by order, permits us to defer payment in order to protect persons with interests in the Funds. In addition, pursuant to SEC rules, if the money market fund available as one of the Fund options (the “Money Market Fund”) suspends payment of redemption proceeds in connection with the liquidation of the Money Market Fund, we may delay a transfer or payment of any partial withdrawal or full surrender from the Variable Subaccount investing in the Money Market Fund (“Money Market Subaccount”) until the Money Market Fund is liquidated. Moreover, if the Money Market Fund suspends payment of redemption proceeds in connection with the implementation of liquidity gates by such Money Market Fund, we will delay transfer or payment of any partial withdrawal or full surrender from the Money Market Subaccount until the removal of such liquidity gates.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract.

Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Restrictions and Limitations
Return of Purchase Payment Death Benefit	Provides a death benefit equal to the greater of (i) the Contract Value or (ii) the total Purchase Payments adjusted for withdrawals if the Owner dies during the Accumulation Period.	Standard	No Charge	Withdrawals may reduce the death benefit by more than the amount of the withdrawal.
Express Portfolios	Provides model asset allocation portfolios to assist you in selecting investment options under the Contract. The Express Portfolio utilize the Risk Control Accounts and Variable Subaccounts to accommodate various risk tolerances.	Optional	No Charge	Only available at the time of purchase.
Automatic Rebalance Program	Returns your Contract Values to the Allocation Levels on file with us through a rebalancing schedule.	Standard	No Charge	There is a set schedule of when rebalancing occurs at various levels of the Contract.
Systematic Withdrawals	Provide payments on a schedule as set up by you.	Optional	No Charge	Withdrawals may be subject to a Market Value Adjustment or Surrender Charge.

Death Benefit

Death of the Owner. The Return of Purchase Payment Death Benefit Endorsement is attached to the Contract and provides a return of Purchase Payment Death Benefit during the Accumulation Period. The Death Benefit terminates on the earlier of the termination of the Contract or when the entire Contract is applied to an Income Payout Option.

If the Owner dies during the Accumulation Period (if there are joint Owners, the Death Benefit will become payable after the first joint Owner dies), a Death Benefit will become payable to the Beneficiary. We will pay the Death Benefit after we receive the following at our Administrative Office in a form and manner satisfactory to us:

●	Proof of Death of the Owner while the Contract is in force;

●	our claim form from each Beneficiary, properly completed; and

●	any other documents we require.

The Death Benefit will equal the greater of your Contract Value on the date we receive all the documents listed above or total Purchase Payments adjusted for withdrawals. Withdrawals will proportionally reduce total Purchase Payments by the ratio of the withdrawal to the Contract Value immediately prior to the withdrawal. Withdrawals include deductions for any applicable Surrender Charges and Market Value Adjustment.

Examples of Death Benefit:

Example 1. This example assumes the Contract Value is greater than the total Purchase Payments at the time of the withdrawal.

Assume the following information:

Initial Purchase Payment = $85,000

Additional Purchase Payments = $15,000

Withdrawal (including Surrender Charges and Market Value Adjustments) = $20,000; no other withdrawals have been taken

Contract Value at the time of withdrawal = $115,000

Step 1: Calculate total Purchase Payments:

●	Total Purchase Payments = Initial Purchase Payment + Additional Purchase Payments

●	Total Purchase Payments = $85,000 + $15,000 = $100,000

Step 2: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:

●	Death Benefit payable immediately prior to the withdrawal = The greater of total Purchase Payments and Contract Value
●	Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and $115,000 = $115,000

Step 3: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:

●	Ratio = Withdrawal / (Contract Value immediate prior to the withdrawal)
●	Ratio = $20,000 / $115,000 = 0.173913

Step 4: Calculate reduction to total Purchase Payments:

●	Reduction to total Purchase Payments = Ratio x (total Purchase Payments prior to withdrawal)
●	Reduction to total Purchase Payments = 0.173913 x $100,000 = $17,391.30

Step 5: Calculate total Purchase Payments adjusted for withdrawals:

●	Total Purchase Payments adjusted for withdrawals = Total Purchase Payments prior to withdrawal – Reduction to total Purchase Payments
●	Total Purchase Payments adjusted for withdrawals = $100,000 – $17,391.30 = $82,608.70

Step 6: Calculate the Contract Value after the withdrawal:

●	Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal – withdrawal
●	Contract Value immediately after the withdrawal = $115,000 – $20,000 = $95,000

Step 7: Calculate the Death Benefit that would be payable immediately after the withdrawal

●	Death Benefit payable immediately after the withdrawal = The greater of total Purchase Payments adjusted for withdrawals and Contract Value immediately after the withdrawal
●	Death Benefit payable immediately after the withdrawal = The greater of $82,608.70 and $95,000 = $95,000
●	The withdrawal of $20,000 reduced the Death Benefit payable by $20,000 (i.e. $115,000 - $95,000)

Example 2. This example assumes the Contract Value is less than the total Purchase Payments at the time of the withdrawal.

Assume the following information:

Initial Purchase Payment = $85,000

Additional Purchase Payments = $15,000

Withdrawal (including Surrender Charges and Market Value Adjustments) = $20,000; no other withdrawals have been taken

Contract Value at the time of withdrawal = $85,000

Step 1: Calculate total Purchase Payments:

●	Total Purchase Payments = Initial Purchase Payment + Additional Purchase Payments
●	Total Purchase Payments = $85,000 + $15,000 = $100,000

Step 2: Calculate the Death Benefit that would be payable immediately prior to the withdrawal:

●	Death Benefit payable immediately prior to the withdrawal = The greater of total Purchase Payments and Contract Value
●	Death Benefit payable immediately prior to the withdrawal = The greater of $100,000 and $85,000 = $100,000

Step 3: Calculate ratio of the withdrawal to the Contract Value immediately prior to the withdrawal:

●	Ratio = Withdrawal / (Contract Value immediate prior to the withdrawal)
●	Ratio = $20,000 / $85,000 = 0.2352941

Step 4: Calculate reduction to total Purchase Payments:

●	Reduction to total Purchase Payments = Ratio x (total Purchase Payments prior to withdrawal)
●	Reduction to total Purchase Payments = 0.2352941 x $100,000 = $23,529.41

Step 5: Calculate total Purchase Payments adjusted for withdrawals:

●	Total Purchase Payments adjusted for withdrawals = Total Purchase Payments prior to withdrawal – Reduction to total Purchase Payments
●	Total Purchase Payments adjusted for withdrawals = $100,000 – $23,529.41 = $76,470.59

Step 6: Calculate the Contract Value after the withdrawal:

●	Contract Value immediately after the withdrawal = Contract Value at the time of the withdrawal – withdrawal
●	Contract Value immediately after the withdrawal = $85,000 – $20,000 = $65,000

Step 7: Calculate the Death Benefit that would be payable immediately after the withdrawal

●	Death Benefit payable immediately after the withdrawal = The greater of total Purchase Payments adjusted for withdrawals and Contract Value immediately after the withdrawal
●	Death Benefit payable immediately after the withdrawal = The greater of $76,470.59 and $65,000 = $76,470.59
●	The withdrawal of $20,000 reduced the Death Benefit payable by $23,529.41 (i.e. $100,000 - $76,470.59)

As illustrated in Example 2, the Death Benefit calculation may result in a reduction in the Death Benefit that is significantly larger than the withdrawal amount.

If an Owner is added or changed, the amount that will be paid upon the death of the new Owner is equal to the Contract Value on the date we receive all the documents listed above. There is no impact on the Death Benefit if an Owner is removed or if the Owner is changed due to a spousal continuation.

If we receive Proof of Death before 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of that day. If we receive Proof of Death at or after 4:00 P.M. Eastern Time, we will determine the amount of the Death Benefit as of the next Business Day. The Death Benefit proceeds will be paid within 7 days after our receipt of due proof of death and all other required documents as described above.

No Surrender Charges or Market Value Adjustments will apply to the Death Benefit.

Within 60 days after we receive Proof of Death, the Beneficiary must elect the payment method for the Death Benefit. Those options are described below. We will pay the Death Benefit in a manner that complies with the requirements of Section 72(s) or 401(a)(9) of the Internal Revenue Code, as applicable. If one or more Beneficiaries do not elect a payment method within 60 days of our receipt of due proof of death of the Owner, we will pay the Death Benefit proceeds to those Beneficiaries who did elect a payment method according to the payment method elected by the Beneficiary. If the Beneficiary has not elected a payment method, the Beneficiary’s interest in the Contract will be distributed as a lump sum immediately following the 60-day period.

Death of Annuitant While the Owner is Living. If an Owner is a non-natural person, and an Annuitant dies during the Accumulation Period the following will occur: (i) The death of any Annuitant will be treated as the death of the Owner and Death Benefit proceeds must be distributed in accordance with the Death Benefit Options; and (ii) if there is no Joint Annuitant, the Owner (Primary Owner if joint Owner) will become the Annuitant. If, however, the Owner is not a natural person and the Annuitant dies during the Accumulation Period, we will pay the Death Benefit proceeds to the Beneficiary. The Beneficiary must elect to receive the Death Benefit proceeds. If you have any questions concerning the criteria you should use when choosing Annuitants under the Contract, or the treatment of your Contract, consult your legal counsel or financial professional.

Death Benefit Payment Options. The following rules apply to the payment of the Death Benefit under a Non-Qualified Contract:

●	Spouses – If the sole Beneficiary is the surviving Spouse of the deceased Owner, then he or she may choose to continue the Contract and become the new Owner (except under certain Qualified Contracts). At the death of the surviving Spouse, this provision may not be used again, even if that surviving Spouse remarries. In that case, the rules for non-Spouses will apply. A surviving Spouse may also elect to receive the Death Benefit proceeds in a lump sum, apply the proceeds to an Income Payout Option, or receive the Death Benefit proceeds within five years of the date of the Owner’s death.

●	Non-Spouses – If the Beneficiary is not the surviving Spouse of the deceased Owner, then this Contract cannot be continued. Instead, upon the death of any Owner, the Beneficiary must choose one of the following:

○	Receive the Death Benefit (if the Beneficiary is a natural person) pursuant to one of the Income Payout Options. Payments under an Income Payout Option must begin within one year of the Owner’s death and must not extend beyond the Beneficiary’s life expectancy;

○	Receive the Death Benefit in one lump sum following our receipt of Proof of Death; or

○	Receive the Death Benefit in one lump sum, deferred for up to five years from the date of the Owner’s death.

Upon receipt of Proof of Death, the Beneficiary must instruct us how to treat the proceeds subject to the distribution rules discussed above. Other minimum distribution rules apply to Qualified Contracts.

Impact of Spousal Continuation on the Death Benefit. If the surviving Spouse of the deceased Owner chooses to continue the Contract and become the new Owner, effective on the continuation date, we will set the Contract Value equal to the Death Benefit proceeds that would have been payable to the Spouse as the designated Beneficiary.

On or after the continuation date, the Death Benefit is equal to the greater of the Contract Value on the date we receive all documents listed above under the “Death Benefit – Death of Owner” section or total Purchase Payments adjusted for withdrawals since the continuation date; where total Purchase Payments is equal to the Contract Value on the continuation date, increased by additional Purchase Payments received since the continuation date. Withdrawals will proportionally reduce total Purchase Payments by the ratio of the withdrawal to the Contract Value immediately prior to the withdrawal. Withdrawals include deductions for any applicable Surrender Charges and Market Value Adjustments.

No Surrender Charges or Market Value Adjustments will apply to the Death Benefit.

Death of Owner or Annuitant On or After the Payout Date. If an Annuitant dies during the Payout Period, remaining income payments or Death Benefit proceeds, if any, will be distributed as provided by the Income Payout Option in effect. The Income Payout Option in effect will determine whether additional income payments or a Death Benefit apply.

If an Owner dies during the Payout Period, any remaining income payments will be distributed at least as rapidly as provided by the Income Payout Option in effect.

Interest on Death Benefit Proceeds. Interest will be paid on lump sum Death Benefit proceeds if required by state law. Interest, if any, will be calculated at the rate and for the time period required by state law.

Abandoned Property Requirements. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. The “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. The distribution of annuity contracts to the state abandoned property division is subject to tax information reporting, federal income tax withholding and state income tax withholding, where applicable. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. To make such changes, please contact us by writing to us or calling us at our Administrative Office.

Express Portfolios

Certain model asset allocation portfolios or “Express Portfolios” are available to assist you in selecting investment options under the Contract. At the time you purchase the Contract, you may elect to allocate all of your Purchase Payments according to one of the Express Portfolios. Each Express Portfolio allocates your Purchase Payments among the Variable Subaccounts and Risk Control Accounts based on a specified allocation percentage for each investment option available under the Portfolio. Each Express Portfolio employs different investment styles and allocates Purchase Payments among investment options to match a specified level of risk tolerance (e.g., conservative, moderate and aggressive). You and your investment adviser can use an Express Portfolio as a tool to help select a menu of investment options under the Contract that matches your level of risk tolerance. There is no separate charge for selecting an Express Portfolio.

The Express Portfolios are only available on or before the Contract Issue Date. You may select only one Express Portfolio and you must allocate 100% of your initial Purchase Payment to that Express Portfolio. Each Express Portfolio contains several different investment options that in combination may create different degrees of exposure to market risks and corresponding opportunities for more potential growth while other combinations of investment options may offer different degrees of protection from market risks but lower growth potential. If you elect to invest according to one of the Express Portfolios, we will invest your initial Purchase Payment according to the specified allocation percentages of the Express Portfolio you selected.

If you make additional Purchase Payments, the Purchase Payments will be invested according to the allocation percentages of your Express Portfolio, subject to additional requirements described in the “Purchase Payment Allocation” section of this Prospectus. If you submit new allocation instructions after the Contract Issue Date, these instructions will replace your existing instructions and will terminate your participation in the Express Portfolio. Changes to instructions for the Variable Subaccounts will take effect on the date we receive the request. Changes to instructions for investments in the Risk Control Accounts will take effect following our receipt of the request in Good Order either on the next Risk Control Account Anniversary or Risk Control Maturity Date, depending on the change requested. In either case, you will not be able to select a new Express Portfolio. However, you can always submit new allocation instructions that replicate the allocation percentages under an existing Express Portfolio.

If you are interested in the Express Portfolios, you should consult your investment adviser. In providing these Express Portfolios, we are not providing investment advice. You are responsible for determining which Express Portfolio is best for you. The Express Portfolios are an allocation tool, and investing by means of an Express Portfolio does not ensure a profit or protect against a loss. The compositions of the Express Portfolios may vary over time. The composition of the Express Portfolio you select will not change unless a Variable Subaccount or Risk Control Account option is discontinued, you terminate your Express Portfolio by amending your allocation instructions or you discontinue an Automatic Rebalance Program at levels C or V. We reserve the right to discontinue current Express Portfolios and making available new Express Portfolios in the future.

Automatic Rebalance Program

During the Accumulation Period, we will automatically rebalance your Contract Value among the Risk Control Accounts and/or Variable Subaccounts on specified dates based on your most recent allocation instructions that we have on file. This means, for example, that if your allocation instructions require that 50% of your Contract Value should be allocated to a Variable Subaccount and 50% of your Contract Value should be allocated to a Risk Control Account, we will transfer your Contract Values between those Accounts so that 50% of your Contract Value is allocated to both the Variable Subaccount and Risk Control Account following the transfer. Transfers that occur as a result of rebalancing will not count towards the 12 transfers we allow each Contract Year without assessing a transfer fee.

Rebalancing at Level C (between Variable Subaccounts and Risk Control Accounts) will occur as of each Risk Control Account Maturity Date. This rebalancing will occur according to the allocation instructions on file with us, unless there is no Risk Control Account Value, you elect to discontinue rebalancing by Authorized Request, or you have requested to transfer value which results in rebalancing being discontinued at Levels C and V (among Variable Subaccounts) as of each Risk Control Account Maturity Date. Each Risk Control Account Period is six years.

You may change your allocation instructions for Level C prior to rebalancing on a Risk Control Account Maturity Date by Authorized Request, subject to the requirements described under the “Risk Control Account Option – Risk Control Account Maturity Date” section in this Prospectus. Your Authorized Request to change your allocation instructions must be received at least one Business Day prior to the Risk Control Account Maturity Date to take effect as of that date. If we are not notified at least one Business Day prior to the Risk Control Account Maturity Date, the request will not be in Good Order and no transfer will occur based on such request.

Rebalancing at Level V will occur as of each Contract Anniversary according to the allocation instructions on file with us, unless there is no Variable Subaccount Value. Rebalancing at Level V will also occur as of each Risk Control Account Maturity Date according to the allocation instructions on file with us, unless there is no Variable Subaccount Value or you have requested to transfer value which results in rebalancing being discontinued at Levels C and V as of each Risk Control Account Maturity Date. If rebalancing is discontinued, you may elect to reinstate rebalancing at Level C by Authorized Request, which will also reinstate rebalancing at Level V. Your Authorized Request to reinstate rebalancing must be received at least one Business Day prior to the Risk Control Account Maturity Date to take effect as of that date. If we are not notified at least one Business Day prior to the Risk Control Account Maturity Date, rebalancing at Level C will not occur until the next Risk Control Account Maturity Date.

You may change your allocation instructions for Level V at any time by Authorized Request, including prior to rebalancing on a Contract Anniversary or a Risk Control Account Maturity Date. A change to your Level V allocation instructions will take effect as of the Business Day that we receive the request in Good Order, unless otherwise specified by you.

Rebalancing at Level I (between Risk Controls Accounts with different reference Indices) will occur as of each Risk Control Account Maturity Date according to the allocation instructions on file with us. Each Risk Control Account Period is six years. Rebalancing at Level I will not occur if your Risk Control Account Value and allocation instructions are not split between Indices or there is no Risk Control Account Value.

You may change your allocation instructions for Level I prior to rebalancing on a Risk Control Account Maturity Date by Authorized Request, subject to the requirements described under the “Risk Control Account Option – Risk Control Account Maturity Date” section in this Prospectus. Your Authorized Request to change your allocation instructions must be received at least one Business Day prior to the Risk Control Account Maturity Date to take effect as of that date. If we are not notified at least one Business Day prior to the Risk Control Account Maturity Date, the request will not be in Good Order and no transfer will occur based on such request.

Rebalancing at Level R (between Risk Controls Accounts with the same reference Index) will occur as of each Risk Control Account Anniversary according to the allocation instructions on file with us. Rebalancing at Level R will not occur if your Risk Control Account Value and allocation instructions are not split between Risk Control Accounts with the same reference Index or there is no Risk Control Account Value.

You may change your allocation instructions for Level R prior to rebalancing on a Risk Control Account Anniversary by Authorized Request. Your request to change your allocation instructions must be received at our Administrative Office at least one Business Day prior to a Risk Control Account Anniversary for the instructions to take effect prior to rebalancing. If we do not receive your request at least one Business Day prior to a Risk Control Account Anniversary, your change in allocation instructions will not be effective until after that Risk Control Account Anniversary and after rebalancing has taken place. If you change your allocation instructions by Authorized Request and there is no Risk Control Account in force, a change to your allocation instructions for the applicable Allocation Levels will be required to establish a Risk Control Account. However, if there is no Risk Control Account in force because you exercised your right to discontinue your Risk Control Accounts, as described under “Getting Started – The Accumulation Period – Thirty Day Period to Discontinue Initial Risk Control Accounts,” you will not be allowed to change your allocation instructions to establish a Risk Control Account for at least 30 days.

Please note that at any time the Index Rate Cap for your Risk Control Account is less than the rate specified in the Bailout Provision (as shown on your Contract Data Page), we may, at our discretion, restrict transfers into that Risk Control Account and may not reallocate your Contract Value between Risk Control Accounts under the Automatic Rebalance Program. See “Risk Control Account Option – Bailout Provision” for more details.

Systematic Withdrawals

If elected at the time of the application or requested at any other time by Authorized Request in Good Order, you may elect to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis), as specified by you. Such withdrawals must be at least $100 each. Generally, you must be at least age 59½ to participate in the systematic withdrawal plan. The withdrawals may be requested on the following basis:

●	As a specified dollar amount; or

●	In an amount equal to your required minimum distribution under the Internal Revenue Code.

For systematic withdrawals of Variable Subaccount Value other than the money market Holding Account Value, you may provide specific withdrawal instructions. If you do not provide instructions or if there is insufficient Variable Subaccount Value for the specified subaccounts, withdrawals will be processed on a Pro Rata basis from the value in all Variable Subaccounts other than the money market Holding Account. If there is insufficient Variable Subaccount Value other than the money market Holding Account Value, Holding Account Value will be withdrawn. If there is insufficient Holding Account Value, Risk Control Account Value will be withdrawn on a Pro Rata basis. No Surrender Charges or Market Value Adjustment will be deducted from systematic withdrawals to satisfy minimum required distributions established by the Internal Revenue Code. Other systematic withdrawals may be subject to Surrender Charges if they exceed the 10% Annual Free Withdrawal Amount. A Market Value Adjustment will be applied to all amounts taken from a Risk Control Account unless the systematic withdrawals are taken to satisfy minimum required distribution obligations.

Participation in the systematic withdrawal plan will terminate on the earliest of the following events:

●	The Surrender Value falls below the minimum required value of $2,000;

●	A termination date that you have specified is reached;

●	You request that your participation in the plan cease; or

●	The Payout Date is reached.

There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and you should consult with your tax adviser before electing to participate in the plan. We may discontinue offering the systematic withdrawal plan at any time.

INCOME PAYMENTS – THE PAYOUT PERIOD

Payout Date. When you purchase the Contract, we will set the Payout Date as the Contract Anniversary following the Annuitant’s 95th birthday. If there are Joint Annuitants, we will set the Payout Date based on the age of the oldest Joint Annuitant. Please refer to the Data Page of your Contract for details.

You may change the Payout Date by sending an Authorized Request in Good Order to our Administrative Office provided: (i) the request is made while an Owner is living; (ii) the request is received at our Administrative Office at least 30 days before the anticipated Payout Date; (iii) the requested Payout Date is at least two years after the Contract Issue Date; and (iv) the requested Payout Date is no later than the anticipated Payout Date as shown on your Contract Data Page. Any such change is subject to any maximum maturity age restrictions that may be imposed by law.

Payout Period. The Payout Period is the period of time that begins on the Payout Date and continues until we make the last payment as provided by the Income Payout Option chosen. On the first day of the Payout Period, your Contract Value will be applied to the Income Payout Option you selected. A Surrender Charge and Market Value Adjustment will not apply to proceeds applied to an Income Payout Option. You cannot change the Annuitant or Owner on or after the Payout Date for any reason. When the Payout Period begins, you will no longer be able to make withdrawals or transfers.

Terms of Income Payments. We use fixed rates of interest to determine the amount of fixed income payments payable under the Income Payout Options. Fixed income payments are periodic payments from us to the Owner, the amount of which is fixed and guaranteed by us. The amount of each payment depends on the form and duration of the Income Payout Option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount applied to purchase the Income Payments and the applicable income purchase rates in the Contract. The income purchase rates in the Contract are based on a minimum guaranteed interest rate of 1%. We may, in our discretion and on a non-discriminatory basis, make Income Payments in an amount based on a higher interest rate. Once income payments begin, you cannot change the terms or method of those payments. We do not apply a Surrender Charge or Market Value Adjustment to income payments.

We will make the first income payment on the Payout Date. We may require proof of age and gender (if the Income Payout Option rate is based on gender) of the Annuitant/Joint Annuitants before making the first income payment. To receive income payments, the Annuitant/Joint Annuitant must be living on the Payout Date and on the date that each subsequent payment is due as required by the terms of the Income Payout Option. We may require proof from time to time that this condition has been met.

INCOME PAYOUT OPTIONS

Election of an Income Payout Option. You and/or the Beneficiary may elect to receive one of the Income Payout Options described below. The Income Payout Option and distribution, however, must satisfy the applicable distribution requirements of Section 72(s) or 401(a)(9) of the Internal Revenue Code, as applicable.

The election of an Income Payout Option must be made by Authorized Request. The election is irrevocable after the payments commence. The Owner may not assign or transfer any future payments under any option.

The amount applied under each option must be at least $2,500, or the amount required to provide an initial monthly income payment of $20. If the Contract Value is less than $2,500, we may make a lump sum payment equal to the Contract Value in lieu of income payments.

We will make income payments monthly, quarterly, semiannually, or annually for the Installment Option. Life Income and Joint Survivor options allow monthly income payments. We will also furnish the amount of such payments on request. Payments that are less than $20 will only be made annually.

If you do not select an Income Payout Option, we will make monthly payments on the following basis, unless the Internal Revenue Code requires that we pay in some other manner in order for this Contract to qualify as an annuity or to comply with Section 401(a)(9), in which case we will comply with those requirements;

●	Life Income Option with a 10-Year Guaranteed Period Certain (as described below) for Contracts with one Annuitant; and

●	Joint and Survivor Life Income Option with a 10-Year Guaranteed Period Certain (as described below) for Contracts with two Annuitants.

You may change your Income Payout Option any time before payments begin on the Payout Date.

Options. We offer the following Income Payout Options described below. The frequency and duration of income payments will affect the amount you receive with each payment. In general, if income payments are expected to be made over a longer period of time, the amount of each income payment will be less than the amount of each income payment if income payments are expected to be made over a shorter period of time. Similarly, more frequent income payments will result in the amount of each income payment being lower than if income payments were made less frequently for the same period of time.

Option 1 -- Installment Option. We will pay monthly income payments for a chosen number of years, not less than 10, nor more than 30. If the Annuitant dies before income payments have been made for the chosen number of years: (a) income payments will be continued for the remainder of the period to the Owner; or (b) the present value of the remaining income payments, computed at the interest rate used to create the Option 1 rates, will be paid to the Owner. For purposes of the present value calculation, guaranteed rates will be used.

Option 2 -- Life Income Option -- Guaranteed Period Certain. We will pay monthly income payments for as long as the Annuitant lives. If the Annuitant dies before all the income payments have been made for the guaranteed period certain: (a) income payments will be continued for the remainder of the guaranteed period to the Owner; or (b) the present value of the remaining income payments, computed at the interest rate used to create the Option 2 rates, will be paid to the Owner. For purposes of the present value calculation, guaranteed rates will be used. The guaranteed period certain choices are 0 (life income only), 5, 10, 15, or 20 years. If a guaranteed period of 0 years (life income only) is selected and the Annuitant dies before the date the first income payment is made, no income payments would be paid.

Option 3 -- Joint and Survivor Life Income Option – with 10 Year Guaranteed Period Certain. We will pay monthly income payments for as long as either of the Annuitants lives. If at the death of the second surviving Annuitant, income payments have been made for less than 10 years: (a) income payments will be continued for the remainder of the guaranteed period certain to the Owner; or (b) the present value of the remaining income payments, computed at the interest rate used to create the Option 3 rates, will be paid to the Owner. For purposes of the present value calculation, guaranteed rates will be used.

The Income Payout Options described above may not be offered in all states. Any state variations are described in Appendix C to this Prospectus. Further, we may offer other Income Payout Options. More than one option may be elected. If your Contract is a Qualified Contract, not all options may satisfy required minimum distribution rules. In addition, note that effective for Qualified Contract Owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. Consult a tax advisor. Option 2 and Option 3 pay monthly income payments. We do allow partial annuitization. Partial annuitization will count toward the Annual Free Withdrawal Amount.

FEDERAL INCOME TAX MATTERS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in an annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. See “Federal Income Tax Matters – Taxation of Non-Qualified Contracts – Non-Natural Person” below for a discussion of Non-Qualified Contracts owned by persons such as corporations and trusts that are not natural persons.

Tax Status of the Contracts

Tax law imposes several requirements that annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be “adequately diversified” in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although we do not have direct control over the Funds in which the Variable Account invests, we believe that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of the Contract, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the Contract does not give Owners investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the Owner of the separate account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Internal Revenue Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (i) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (ii) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death unless distributions are made over life or life expectancy, of such Beneficiary, beginning within one year of the death of the Owner. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Internal Revenue Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value, without adjustment for any applicable Surrender Charge, immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. The Contract Value immediately before a withdrawal may have to be increased by any positive Market Value Adjustment that results from a withdrawal. There is, however, no definitive guidance on the proper tax treatment of Market Value Adjustments and you should discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible Purchase Payment paid by or on behalf of any individual. In many cases, the “investment in the contract” under a Qualified Contract can be zero.

Additional Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract and Qualified Contract, there may be an imposed an additional federal tax equal to ten percent of the amount treated as income. In general, however, this additional tax does not apply to distributions if they are:

●	made on or after the taxpayer reached age 59½;

●	made on or after the death of an Owner;

●	attributable to the taxpayer’s becoming disabled; or

●	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Additional exceptions may apply to distributions from a Qualified Contract. You should consult a qualified tax adviser.

Income Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each income payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of income payments, as determined when income payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each income payment is subject to tax as ordinary income.

Partial Annuitization. If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. The payment options under the Contract are intended to qualify for this "partial annuitization" treatment. Please consult a tax advisor if you are considering a partial annuitization.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as income payments.

Transfers, Assignments or Exchanges of the Contract. A transfer or assignment of ownership of the Contract, the designation of an Annuitant other than the Owner, the selection of certain maturity dates, or the exchange of the Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability and state income tax, where applicable. Recipients can generally elect, however, not to have tax withheld from distributions. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions. Certain limitations may apply.

Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.

Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption.

Taxation of Qualified Contracts

The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. This Contract is available as a qualified contract as follows.

Individual Retirement Annuities (IRAs), as defined in Section 408 of the Internal Revenue Code, permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% additional tax generally applies to distributions made before age 59½, unless an exception applies. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversation to Roth IRAs.

Roth IRAs, as described in Internal Revenue Code Section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% additional tax may apply to distributions made (i) before age 59½ (subject to certain exceptions), or (ii) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% additional tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.

Other Tax Issues. Qualified Contracts have required minimum distribution rules that govern the timing and amount of distributions. You should refer to your Contract or consult a tax adviser for more information about these distribution rules.

The required beginning date for these distributions is based on your applicable age as defined in the tax law. You should refer to your Contract, retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

Required Minimum Distributions. If distributions from your IRA are made in the form of an annuity, and the annuity payments in a year exceed the amount that would be required to be distributed for the year under the rules for non-annuitized contracts (determined by treating the IRA’s account balance as including the value of the annuity), the excess can be counted towards satisfying the required minimum distribution with respect to any non-annuitized account balance in your IRA(s). You should consult a tax adviser for if you want to use this special rule.

Effective for Qualified Contract Owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. Consult a tax advisor.

If you fail to take your full RMD for a year, you will be subject to a 25% excise tax on any shortfall. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS. If you fail to take your full RMD for a year, you should consult with a tax adviser for more information. Distributions from Qualified Contracts generally are subject to withholding for the Owner’s federal income tax liability and state income tax liability, where applicable. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions. Certain limitations may apply that are not discussed herein. An Owner contemplating an election not to have withholding, should consult a tax advisor as to the tax consequences.

Federal Estate Taxes, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the contingent Owner or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

Under certain circumstances, the Internal Revenue Code may impose a generation-skipping transfer tax (“GST”) when all or part of an annuity contract is transferred to, or a Death Benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. The federal estate tax, gift tax and GST tax exemptions and maximum rates may each be adjusted. The estate and gift tax exemption will be $12.92 million per individual for 2023 gifts and deaths, up from $12.06 million in 2022. This increase means that a married couple can shield a total of $25.84 million without having to pay any federal estate or gift tax. For a couple who has already maxed out lifetime gifts, this means that they may now give away another $1.72 million in 2023.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Medicare Tax

Distributions from non-qualified annuity policies will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Same-Sex Spouses

The Contract provides that upon your death, a surviving Spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s Death Benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases By Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION

Important Information about the Indices

Bank of America/Merrill Lynch Index. The Contract is not sponsored, endorsed, sold or promoted by Bank of America/Merrill Lynch (“BofA Merrill Lynch”). BofA Merrill Lynch has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Contract, nor makes any representation or warranty, express or implied, to the Owners of the Contract or any member of the public regarding the Contract or the advisability of investing in the Contract, particularly the ability of the Bank of America/Merrill Lynch Index to track performance of any market or strategy. BofA Merrill Lynch’s only relationship to the Company is the licensing of certain trademarks and trade names and indices or components thereof. The Bank of America/Merrill Lynch Index is determined, composed and calculated by BofA Merrill Lynch without regard to the Company or the Contract or its Owners. BofA Merrill Lynch has no obligation to take the needs of the Company or the Owners of the Contract into consideration in determining, composing or calculating the Bank of America/Merrill Lynch Index. BofA Merrill Lynch is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Contract to be issued or in the determination or calculation of the equation by which the Contract is to be priced, sold, purchased, or redeemed. BofA Merrill Lynch has no obligation or liability in connection with the administration, marketing, or trading of the Contract.

BOFA MERRILL LYNCH DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BANK OF AMERICA/MERRILL LYNCH INDEX OR ANY DATA INCLUDED THEREIN AND BOFA MERRILL LYNCH SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN. BOFA MERRILL LYNCH MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY, HOLDERS OF THE PRODUCT OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BANK OF AMERICA/MERRILL LYNCH INDEX OR ANY DATA INCLUDED THEREIN. BOFA MERRILL LYNCH MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE BANK OF AMERICA/MERRILL LYNCH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BOFA MERRILL LYNCH HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, INCIDENTAL, CONSEQUENTIAL DAMAGES, OR LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Bank of America/Merrill Lynch Index is a trademark of Bank of America/Merrill Lynch or its affiliates and has been licensed for use by the Company.

S&P 500 Index. The Contract is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of the McGraw-Hill companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the owners of the Contract or any member of the public regarding the advisability of investing in securities generally or in the Contract particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Company or the Contract. S&P has no obligation to take the needs of the Company or the Owners of the Contract into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contract or in determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Contract.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR

IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The S&P 500 Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. The S&P 500 Index can go up or down based on the stock prices of the 500 companies that comprise the Index. The S&P 500 Index does not include dividends paid on the stocks comprising the Index and therefore does not reflect the full investment performance of the underlying stocks.

The S&P 500 Index is a trademark of Standard & Poor’s or its affiliates and has been licensed for use by the Company.

MSCI EAFE Index. The Contract is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. (“MSCI”). MSCI makes no representation or warranty, express or implied, to the owners of the Contract or any member of the public regarding the advisability of investing in securities generally or in the Contract particularly or the ability of the MSCI EAFE Index to track general stock market performance. MSCI’s only relationship to the Company is in the licensing of certain trademarks and trade names of MSCI and of the MSCI EAFE Index which is determined, composed and calculated by MSCI without regard to the Company or the Contract. MSCI has no obligation to take the needs of the Company or the Owners of the Contract into consideration in determining, composing or calculating the MSCI EAFE Index. MSCI is not responsible for and has not participated in the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contract or in determination or calculation of the equation by which the Contract is to be converted into cash. MSCI has no obligation or liability in connection with the administration, marketing or trading of the Contract.

MSCI DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MSCI EAFE INDEX OR ANY DATA INCLUDED THEREIN AND MSCI SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. MSCI MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MSCI INDEX OR ANY DATA INCLUDED THEREIN. MSCI MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MSCI EAFE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The MSCI EAFE Index is an equity index which captures large and mid cap representation across developed markets countries around the world, excluding the U.S. and Canada. With 912 constituents, the MSCI EAFE Index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Index is a trademark of MSCI or its affiliates and has been licensed for use by the Company.

Distribution of the Contract

We offer the Contract on a continuous basis. We have entered into a distribution agreement with our affiliate, CBSI, for the distribution of the Contract. MEMBERS Life Insurance Company and CBSI are both wholly-owned subsidiaries of CUNA Mutual Investment Corporation. The principal business address of CBSI is 2000 Heritage Way, Waverly, IA 50677.

We and CBSI enter into selling agreements with other broker-dealer firms (the "Selling Broker-Dealers") registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), who are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Contracts are sold by registered representatives of Selling Broker-Dealers (“Selling Agents”). In those states where the Contract may be lawfully sold, the Selling Agents are licensed as insurance agents by applicable state insurance authorities and are appointed as our insurance agents. CBSI also offered securities to customers through CBSI registered representatives until May 2022. Through an agreement between LPL Financial (“LPL”) and CBSI, the majority of these former CBSI registered representatives, which primarily include employees of CBSI’s affiliates or the credit union where their FINRA registered branch is located, registered with LPL. LPL is one of the Selling Broker-Dealers. CBSI receives compensation from LPL for sales by certain LPL registered representatives pursuant to networking agreements with various credit unions, LPL and CBSI.

We and/or CBSI pay the Selling Broker-Dealers compensation for the promotion and sale of the Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and the Selling Agent. The amount and timing of commissions we may pay to Selling Broker-Dealers may vary depending on the selling agreement and the Contract sold but is not expected to be more than 7.25% of each Purchase Payment. We may also pay asset-based commission (sometimes called trail commissions) in addition to the Purchase Payment-based commission. We may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations.

We also pay compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of ours, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers. These allowances may be based on a percentage of each Purchase Payment.

In addition to the compensation described above, we may make additional cash payments, in certain circumstances referred to as "override" compensation or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support. These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company’s products on the Selling Broker-Dealers’ preferred or recommended list, increased access to the Selling Broker-Dealers’ registered representatives for purposes of promoting sales of our products, assistance in training and education of the Selling Agents, and opportunities for us to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our annuity contracts (including the Contract) and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions and other incentives or payments described above are not charged directly to you. We intend to recover commissions and other compensation, marketing, administrative and other expenses and costs of Contract benefits through the fees and charges imposed under the Contract.

Authority to Change

Only the President or Secretary of the Company may change or waive any of the terms of your Contract. Any change must be in writing and signed by the President or Secretary of the Company. You will be notified of any such change, as required by law.

Incontestability

We consider all statements in your application (in the absence of fraud) to be representations and not warranties. We will not contest your Contract.

Misstatement of Age or Gender

If an Annuitant’s date of birth is misstated, we will adjust the income payments under the Contract to be equal to the payout amount the Contract Value would have purchased based on the Annuitant’s correct date of birth. If an Annuitant’s gender has been misstated, and the Life Income Rate Type is based on gender, we will adjust the income payments under the Contract to be equal to the payout amount the Contract Value would have purchased based on the Annuitant’s correct gender. We will add any underpayments to the next payment. We will subtract any overpayment from future payments. We will not credit or charge any interest to any underpayment or overpayment.

Conformity with Applicable Laws

The provisions of the Contract conform to the minimum requirements of the state in which the Contract is delivered (i.e., the “state of issue”). The laws of the state of issue control any conflicting laws of any other state in which the Owner may live on or after the Contract Issue Date. If any provision of your Contract is determined not to provide the minimum benefits required by the state in which the Contract is issued, such provision will be deemed to be amended to conform or comply with such laws or regulations. Further, the Company will amend the Contract to comply with any changes in law governing the Contract or the taxation of benefits under the Contract.

Reports to Owners

At least annually, we will mail a report to you at your last known address of record, a report that will state the beginning and end dates for the current report period; your Contract Value at the beginning and end of the current report period; the amounts that have been credited and debited to your Contract Value during the current report period, identified by the type of activity the amount represents; the Surrender Value at the end of the current report period; and any other information required by any applicable law or regulation.

You also will receive confirmations of each financial transaction, such as transfers, withdrawals, and surrenders.

Householding

To reduce service expenses, the Company may send only one copy of certain mailings and reports per household, regardless of the number of contract owners at the household. However, you may obtain additional copies upon request to the Company. If you have questions, please call us at 1-800-798-5500, Monday through Friday, 7:30 A.M. to 6:00 P.M. Central Time.

Change of Address

You may change your address by writing to us at our Administrative Office. If you change your address, we will send a confirmation of the address change to both your old and new addresses.

Inquiries

You may make inquiries regarding your Contract by writing to us or calling us at our Administrative Office.

Legal Proceedings

Like other insurance companies, we routinely are involved in litigation and other proceedings, including class actions, reinsurance claims and regulatory proceedings arising in the ordinary course of our business. In recent years, the life insurance and annuity industry, including us and our affiliated companies, has been subject to an increase in litigation pursued on behalf of both individual and purported classes of insurance and annuity purchasers, questioning the conduct of insurance companies and their agents in the marketing of their products. In addition, state and federal regulatory bodies, such as state insurance departments and attorneys general, periodically make inquiries and conduct examinations concerning compliance by us and others with applicable insurance and other laws.

In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company has established procedures and policies to facilitate compliance with laws and regulations and to support financial reporting. These actions are based on a variety of issues and involve a range of the Company's practices. We respond to such inquiries and cooperate with regulatory examinations in the ordinary course of business. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the financial statements of the Company, nor have a material adverse impact on the Variable Separate Account, on CBSI’s ability to perform its contract with the Variable Separate Account, nor the Company’s ability to meet its obligations under the Contracts.

* * *

We do not file reports under the 1934 Act in reliance on Rule 12h-7 under the 1934 Act, which provides an exemption from the reporting requirements of Sections 13 and 15 of the 1934 Act.

CORPORATE HISTORY OF THE COMPANY

We are a wholly-owned indirect subsidiary of CMFG Life Insurance Company (“CMFG Life”) and a direct wholly-owned subsidiary of CUNA Mutual Investment Corporation (“CMIC”). We were formed by CMFG Life on February 27, 1976, as a stock life insurance company under the laws of the State of Wisconsin for the purpose of writing credit disability insurance. The original name of the Company was CUDIS Insurance Society, Inc. On August 3, 1989, the Company’s name changed to CUMIS Life Insurance, Inc., and was subsequently changed to its current name on January 1, 1993. League Life Insurance Company (Michigan) merged into the Company on January 1, 1992 in connection with the concurrent merger of MEMBERS Life Insurance Company (Texas) into the Company. We re-domiciled from Wisconsin to Iowa on May 3, 2007. On February 17, 2012, we amended and restated our Articles of Incorporation to change our purpose to be the writing of any and all of the lines of insurance and annuity business authorized by Iowa Code Chapter 508 and any other line of insurance or annuity business authorized by the laws of the State of Iowa. Currently, we have no employees.

CMFG Life is a stock insurance company organized on May 20, 1935 and domiciled in Iowa. CMFG Life is one of the world’s largest direct underwriters of credit life and disability insurance, and is a major provider of qualified pension products to credit unions. Further, CMFG Life and its affiliated companies currently offer deferred and immediate annuities, individual term and permanent life insurance, and accident and health insurance. In 2012, CMFG Life was reorganized as a wholly-owned subsidiary of TruStage Financial Group, Inc. (f/k/a CUNA Mutual Financial Group, Inc.), which is a wholly-owned subsidiary of CUNA Mutual Holding Company (“CM Holding”), a mutual holding company organized under the laws of the State of Iowa.

In August 2013, the Company began issuing an Index-Linked Annuity Contract under the name “MEMBERS® Zone Annuity”. In July 2016, the Company began issuing a flexible premium variable and index-linked deferred annuity contract under this Contract. In December 2018, the Company began issuing a flexible premium deferred variable and index linked annuity contract under the name “TruStage™ Horizon II Annuity” (f/k/a “MEMBERS® Horizon II Flexible Premium Deferred Variable and Index Linked Annuity” Contract. In August 2019, the Company began issuing a single premium deferred index annuity contract under the name “TruStage™ Zone Income Annuity (f/k/a “CUNA Mutual Group Zone Income™ Annuity”). In August 2019, the Company began issuing a single premium deferred index annuity under the name “TruStage™ Zone Income Annuity” (f/k/a “CUNA Mutual Group Zone Income™ Annuity”). In June 2021, the Company began issuing a single premium deferred annuity contract with index-linked interest options contract under the name “TruStage™ ZoneChoice™ Annuity (f/k/a “CUNA Mutual Group ZoneChoice™ Annuity”). Effective May 1, 2023, the MEMBERS® Horizon II Flexible Premium Deferred Variable and Index Linked Annuity, CUNA Mutual Group Zone Income Annuity, and CUNA Mutual Group ZoneChoice™ Annuity were renamed the TruStage™ Horizon II Annuity, TruStage™ Zone Income Annuity, and TruStage™ ZoneChoice Annuity, respectively. These annuity contracts account for all the new product sales of the Company. The Company also serves previously existing blocks of individual and group life policies.

CMFG Life provides significant services required in the conduct of the Company’s operations. We have entered into a Cost Sharing, Procurement, Disbursement, Billing and Collection Agreement for the administration of our business pursuant to which CMFG Life performs certain administrative functions related to agent licensing, payment of commissions, actuarial services, annuity policy issuance and service, accounting and financial compliance, market conduct, general and informational services and marketing as well as certain resources and personnel with us; and pursuant to which CMFG Life provides us with certain procurement, disbursement, billing and collection and services.

You may write us at 2000 Heritage Way, Waverly, Iowa 50677 9202, or call us at 1-800-798-5500.

We share office space with our indirect parent, CMFG Life. CMFG Life occupies office space in Madison, Wisconsin and Waverly, Iowa that is owned by CMFG Life. Expenses associated with the facilities are allocated to us through the Amended and Restated Expense Sharing Agreement that we entered into with CMFG Life on January 1, 2015.

Financial Information

Our financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division (“Insurance Department”). Prescribed statutory accounting practices are practices incorporated directly or by reference in state laws regulations and general administrative rules and are applicable to all insurance enterprises domiciled in a particular state. The Insurance Department has identified the Accounting Practices and Procedures Manual as promulgated by the National Association of Insurance Commissioners (“NAIC”), as a source of prescribed statutory accounting practices for insurers domiciled in Iowa. Permitted statutory accounting practices encompass all accounting practices not prescribed by the NAIC and are approved by the Insurance Department.

Investments

Our investment portfolio consists primarily of fixed income securities.

Reinsurance

We reinsure our life insurance exposure with an affiliated insurance company under a traditional indemnity reinsurance arrangement. We entered into a Coinsurance Agreement with CMFG Life in 2012. Under this agreement, we agreed to cede 95% of all insurance in force, as of October 31, 2012 to CMFG Life. On September 30, 2015, we amended the Coinsurance Agreement with CMFG Life and now cede 100% of our insurance policies in force to CMFG Life. In 2013, we entered into a second agreement to cede 100% of the business related to MEMBERS® Zone Annuity contracts to CMFG Life. On November 1, 2015, we entered into a Coinsurance and Modified Coinsurance Agreement with CMFG Life to cede 100% of the business related to the MEMBERS® Horizon Flexible Premium Deferred Variable and Index Linked Annuity contracts. On October 15, 2018, we amended the Coinsurance and Modified Coinsurance Agreement with CMFG Life to cede 100% of the business related to TruStage™ Horizon II Annuity (f/k/a MEMBERS® Horizon II Flexible Premium Deferred Variable and Index Linked Annuity) Contracts. On August 19, 2019, we entered into a Coinsurance Agreement with CMFG Life to cede 100% of the business related to TruStage™ Zone Income Annuity (f/k/a CUNA Mutual Group Zone Income™ Annuity) contracts. These agreements do not relieve us of our obligations to our policyholders under contracts covered by these agreements. However, they do transfer all of the Company’s underwriting profits and losses to CMFG Life and require CMFG Life to indemnify the Company for all of its liabilities.

Policy Liabilities and Accruals

The applicable accounting standards and state insurance laws under which we operate require that we record policy liabilities to meet the future obligations associated with all of our outstanding policies.

POTENTIAL RISK FACTORS THAT MAY AFFECT OUR BUSINESS AND OUR FUTURE RESULTS

Risks Related to Global Capital Markets, Economy, Competition, and Events Outside Our Control

We are vulnerable to market uncertainty and financial instability. Conditions in the global capital markets and economy could deteriorate in the near future and affect our financial position and our level of earnings from our operations.

Markets in the United States and elsewhere are subject to volatility and disruption. Factors including the COVID-19 pandemic, civil unrest, availability and cost of credit, geopolitical issues and trade disputes have contributed to increased volatility in worldwide capital and equity markets. These global factors also could impact business and consumer confidence and may lead to economic uncertainty, stay-at-home orders, and business shutdowns, thereby causing a slowdown in economic activity. Changes in interest rates and credit spreads could result in fluctuations in the income derived from our investments and could cause a material adverse effect on our business, financial condition, results of operations and cash flows. General economic conditions could also adversely affect the Company by impacting consumer by driving decreased demand for the Company’s products. For example, holders of interest-sensitive life insurance and annuity products may engage in an elevated level of discretionary withdrawals of contract-holder funds, which would adversely affect our business.

Any economic downturn or market disruption could negatively impact our ability to invest our funds. Specifically:

●	our investment portfolio could incur other-than-temporary impairments;

●	due to potential downgrades in our investment portfolio, we could be required to raise additional capital to sustain our current business in force and new sales of our annuity products which may be difficult in a distressed market. If capital would be available, it may be at terms that are not favorable to us; or

●	our liquidity could be negatively affected. The principal sources of our liquidity are monthly settlements under the coinsurance agreements with CMFG Life, annuity deposits, investment income, proceeds from the sale, maturity and call of investments and capital contributions from CMFG Life. Without sufficient liquidity to pay our policyholder benefits and operating expenses, we could be forced to further limit our operations and our business could suffer, as we need liquidity to pay our policyholder benefits and operating expenses.

Events outside of our control may negatively affect our business continuity, results of operations and financial performance.

The occurrence of a disaster, such as a natural catastrophe, pandemic, industrial accident, blackout, terrorist attack, war, cyberattack, computer virus, insider threat, unanticipated problems with our disaster recovery processes, a support failure from external providers or other events outside of our control, could have an adverse effect on our ability to conduct business and on our results of operations and financial condition, particularly if those events affect our computer-based data processing transmission, storage, and retrieval systems or destroy data. If a significant number of employees were unavailable in the event of a disaster, our ability to effectively conduct business could be severely compromised. Our systems are also subject to compromise from internal threats. In addition to disruptions to our operations, period of market volatility may occur in response to pandemics or other events outside of our control.

The failure to understand and respond effectively to the risks associated with global climate change could adversely affect our achievement of our long-term strategy.

Global climate change could pose a systemic risk to the financial system. Global climate change could increase the frequency and severity of weather-related disasters and pandemics. Efforts to reduce greenhouse gas emissions and limit global warming could impact global investment asset valuations. There is also a risk that some asset sectors could face significantly higher costs and an adjustment to asset values leading to an adverse impact on the value and future performance of investment assets as a result of global climate change and regulatory or other responses, including changing preferences of investment managers and investors and their evaluation of associated risk.

Climate change could also impact other counterparties, including reinsurers and derivatives counterparties. A failure to identify and address these global climate issues could cause a material adverse effect on the achievement of our business objectives.

The duration of the COVID-19 pandemic, development of variant strains of the virus, and actions taken by governmental authorities in response to the continued pandemic may adversely impact our business, financial condition, results of operations and cash flows.

We continue to closely monitor developments related to COVID-19. The extent to which the COVID-19 pandemic impacts our business, results of operations, financial condition and cash flows will depend on future developments, which remain uncertain, including the efficacy of vaccines and effective long-term treatments against variant strains of COVID-19. We are also unable to predict the duration and effectiveness of governmental and regulatory actions taken to contain the variant strains or the impact of future laws, regulations or restrictions on our business. These potential impacts, while uncertain, could adversely affect our results of operations and financial performance.

We operate in a highly competitive industry, which may impair our ability to attract new customers and to retain customers, which could impact profitability and financial strength.

We face competition from companies that are substantially larger and enjoy substantially greater financial resources, claims-paying ability and financial strength, broader and more diversified product lines and more widespread distribution relationships. Our annuity products compete with fixed indexed, traditional fixed rate and variable annuities (and combinations thereof) sold by other insurance companies and also with mutual fund products, traditional bank investments and other investment and retirement funding alternatives offered by asset managers, banks and broker-dealers. Our annuity products also compete with products of other insurance companies, financial intermediaries and other institutions based on a number of factors, including crediting rates, policy terms and conditions, services provided to distribution channels and policyholders, ratings, reputation and distribution compensation.

Our ability to compete will depend in part on the performance of our products. We will not be able to accumulate and retain assets under management for our products if our products underperform the market or the competition, since such underperformance likely would result in asset withdrawals and reduced sales.

We compete for distribution sources for our products. Our distributors will generally be free to sell products from whichever providers they wish, which makes it important for us to continually offer distributors products and services they find attractive. If our products or services fall short of distributors' needs, we may not be able to establish and maintain satisfactory relationships with distributors of our annuity products. Our ability to compete will also depend in part on our ability to develop innovative new products and bring them to market more quickly than our competitors. In order for us to compete in the future, we will need to continue to bring innovative products to market in a timely fashion. Otherwise, our revenues and profitability could suffer.

The loss of key executives could disrupt our operations.

Our success depends in part on the continued service of key executives within our Company and CMFG Life’s ability to attract and retain additional executives and employees. The loss of key executives or CMFG Life’s inability to recruit and retain additional qualified personnel could cause disruption in our business and prevent us from fully implementing our business strategies, which could materially and adversely affect our business, growth and profitability.

Risks Related to Regulation

Our business is heavily regulated, which impacts our profitability and growth.

Our business is subject to extensive and potentially conflicting state and federal tax, securities, insurance and employee benefit plan laws and regulations in the jurisdictions in which we operate. These laws and regulations are complex and subject to change, which could have an unknown or adverse impact on us. Moreover, these laws and regulations are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, the U.S. Securities and Exchange Commission ("SEC"), the Financial Industry Regulatory Authority, banking regulators, the U.S. Department of Labor, the United States Department of Justice, the U.S. Internal Revenue Service, and state attorneys general, each of which exercises a degree of interpretive latitude. We are also subject to the laws and regulations from state insurance regulators and the National Association of Insurance Commissioners (“NAIC”), who regularly re-examine existing laws and regulations applicable to insurance companies and their products. In some cases, these laws and regulations are designed to protect or benefit the interests of a specific constituency rather than a range of constituencies. In many respects, these laws and regulations limit our ability to grow and improve the profitability of our business.

Governmental initiatives intended to improve global and local economies may not be effective and may be accompanied by other initiatives that could materially affect our results of operations, financial condition and liquidity in ways that we cannot predict.

Regulatory authorities are or may in the future consider enhanced or new regulatory requirements intended to prevent future crises or otherwise assure the stability of institutions under their supervision. These authorities may also seek to exercise their supervisory or enforcement authority in new or more robust ways. All of these possibilities, if they occurred, could affect the way we conduct our business and manage our capital, and may require us to satisfy increased capital requirements, any of which in turn could materially affect our results of operations, financial condition and liquidity.

The application of, or changes in, state and federal regulation and oversight may affect our profitability.

We are subject to regulation under applicable insurance statutes, including insurance holding company statutes, in the various states in which we transact business. Insurance regulation is intended to provide safeguards for policyholders rather than to protect shareholders of insurance companies or their holding companies. A failure to meet these requirements could subject us to further examination or corrective action imposed by insurance regulators, including limitations on our ability to write additional business, increased regulatory supervision, or seizure or liquidation.

Regulators oversee matters relating to trade practices, policy forms, claims practices, guaranty funds, types and amounts of investments, reserve adequacy, insurer solvency, minimum amounts of capital and surplus, transactions with related parties, changes in control and payment of dividends.

State insurance regulators and the NAIC continually reexamine existing laws and regulations and may impose changes in the future.

We are subject to the NAIC's risk-based capital requirements which are intended to be used by insurance regulators as an early warning tool to identify deteriorating or weakly capitalized insurance companies for the purpose of initiating regulatory action. We also may be required, under solvency or guaranty laws of most states in which we do business, to pay assessments up to certain prescribed limits to fund policyholder losses or liabilities for insolvent insurance companies. A failure to meet these requirements could subject us to further examination or corrective action imposed by insurance regulators, including limitations on our ability to write additional business, increased regulatory supervision, or seizure or liquidation.

Federal legislation and administrative policies in several areas, including pension regulation, anti-discrimination regulation, financial services regulation, securities regulation and federal taxation, can significantly affect the insurance business.

For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) enacted in July 2010 made sweeping changes to the regulation of financial services entities, products and markets. Among other things, Dodd-Frank imposes a comprehensive regulatory regime on the over-the-counter (“OTC”) derivatives marketplace and grants joint regulatory authority to the SEC and the U.S. Commodity Futures Trading Commission (“CFTC”) over OTC derivatives. As a result, certain of the Company’s derivatives operations are subject to, among other things, recordkeeping, reporting and documentation requirements and clearing requirements for certain swap transactions (currently, certain interest rate swaps and index-based credit default swaps; cleared swaps require the posting of margin to a clearinghouse via a futures commission merchant and, in some case, to the futures commission merchant as well).

In addition, in the latter part of 2015, U.S. federal banking regulators and the CFTC adopted regulations that require swap dealers, security-based swap dealers, major swap participants and major security-based swap participants (“Swap Entities”) to post margin to, and collect margin from, their OTC swap counterparties (the “Margin Rules”). The Margin Rules imposed phased-in requirements for the Company to exchange variation margin with its derivatives counterparties that are Swap Entities.

Dodd-Frank also established various oversight regimes that impact our business:

●	The Federal Insurance Office (“FIO”) under the U.S. Treasury Department is authorized to, among other things, (1) monitor all aspects of the insurance industry and of lines of business other than certain health insurance, certain long-term care insurance and crop insurance and (2) recommend changes to the state system of insurance regulation to the U.S. Congress. The FIO was required to issue several reports to Congress on the insurance industry, most notably, (i) a report on “how to modernize and improve the system of insurance regulation in the United States”, and (ii) a report on “the breadth and scope of the global reinsurance market and the critical role such market plays in supporting insurance in the United States.”

●	The Financial Stability Oversight Council (the “FSOC”), which is charged with identifying risks to the financial stability of the U.S. financial markets, promoting market discipline, and responding to emerging threats to the stability of the U.S. financial markets. The FSOC is empowered to make recommendations to primary financial regulatory agencies regarding the application of new or heightened standards and safeguards for financial activities or practices, and certain participation in such activities, that threaten the stability of the U.S. financial markets. In addition, the FSOC is authorized to determine whether an insurance company is a systematically important financial institution (“SIFI”) and to recommend that it should be subject to enhanced prudential standards and to supervision by the Board of Governors of the Federal Reserve System. The Company’s assets, liabilities and operations do not currently satisfy the financial thresholds that serve as the first step of the three-stage process to designate a non-bank financial company as a SIFI. While it is unlikely that FSOC will be designating additional non-bank financial companies as systematically significant, there can be no assurance that it will not do so in the future.

●	Title II of Dodd-Frank provides that the Federal Deposit Insurance Corporation (“FDIC”), under certain circumstances, may be appointed receiver of a “covered financial company,” which could include an insurance company, for purposes of liquidating such company. This would apply to insurance companies in a limited context, where the relevant state insurance regulator has failed to act within 60 days after a determination has been made to subject the insurance company to the FDIC’s orderly liquidation authority, and resolution by the FDIC would be in accordance with state insurance law. The uncertainty about regulatory requirements could influence the Company’s product line or other business decisions with respect to some product lines.

●	The Consumer Financial Protection Bureau (“CFPB”) is an independent division of the Department of Treasury with jurisdiction over credit, savings, payment, and other consumer financial products and services, but excluding investment products already regulated by the SEC or the CFTC. The CFPB has supervisory authority over certain non-banks whose activities or products it determines pose risks to consumers. In addition to promulgating rules that could impose compliance obligations on the Company, the CFPB continues to bring enforcement actions involving a growing number of issues, including actions brought jointly with state Attorneys General, which could directly or indirectly affect the Company. Additionally, the CFPB is exploring the possibility of helping Americans manage their retirement savings and is considering the extent of its authority in that area.

Many of Dodd-Frank’s requirements could have adverse consequences for the financial services industry, including for the Company. Dodd-Frank could make it more expensive for the Company to conduct business, require the Company to make changes to its business model, or satisfy increased capital requirements.

Other regulatory requirements may indirectly impact us. For example, non-U.S. counterparties of the Company may also be subject to non-U.S. regulation of their derivatives transactions with the Company. In addition, counterparties regulated by the Prudential Regulators (which consist of the Office of the Comptroller of the

Currency, the Board of Governors of the Federal Reserve System, the FDIC, the Farm Credit Administration, and the Federal Housing Finance Agency) are subject to liquidity, leverage and capital requirements that impact their derivatives transactions with the Company. Collectively, these new requirements have increased the direct and indirect costs of our derivatives activities and may further increase them in the future.

Changes in state laws and federal laws regarding fiduciary/best interest standards may affect the Company’s operations and profitability.

The sales of our insurance products could also be adversely affected to the extent that some or all of the firms that distribute our products face heightened regulatory scrutiny, increased regulation and potentially heightened litigation risks that cause them to de-emphasize sales of the types of products issued by us.

The SEC adopted Regulation Best Interest (“Regulation BI”), which generally went effective on June 30, 2020. Among other things, Regulation BI imposes a standard of care on broker-dealers making recommendations to their customers of securities transactions. The changes under Regulation BI could increase our overall compliance costs. In addition, these changes may lead to greater exposure to legal claims in certain circumstances, including an increased risk of regulatory enforcement actions or potentially private claims. It remains unclear whether or to what extent Regulation BI, and the evolving nature of the enforcement and interpretation of the rules by the SEC, could ultimately affect distribution partners’ willingness to recommend our insurance products.

Various states are also developing rules raising the standard of care owed by insurance agents to their customers. For example, in February 2020, the NAIC adopted a model rule requiring a “best interest” standard of care in connection with sales of annuity products. Some state insurance regulators have adopted the NAIC model, or their own regulations that may impose similar obligations as the NAIC’s model. As a result, as this or similar changes are adopted by our state insurance regulator(s) and made applicable to us or the third-party firms that distribute our products, they could have an adverse impact on our business.

Changes in federal income taxation laws may affect sales of our products and profitability.

The annuity products that we market generally provide the policyholder with certain federal income tax advantages. For example, federal income taxation on any increases in non-qualified annuity contract values (i.e., the "inside build-up") is deferred until it is received by the policyholder. With other savings and investments, such as certificates of deposit and taxable bonds, the increase in value is generally taxed each year as it is earned.

From time to time, various tax law changes have been proposed that could have an adverse effect on our business, including the elimination of all or a portion of the income tax advantages for annuities. If legislation were enacted to eliminate the tax deferral for annuities, such a change may have an adverse effect on our ability to sell non-qualified annuities. Non-qualified annuities are annuities that are not sold to a qualified retirement plan.

Risks Related to Regulatory Investigations and Litigation

We face risks relating to legal and regulatory investigations and litigation, which may adversely impact our business.

We may become involved in litigation, both as a defendant and as a plaintiff, relating to claims arising out of our operations in the normal course of business. In addition, state regulatory bodies, such as state insurance departments, the SEC, FINRA, the Department of Labor, and other regulatory bodies regularly make inquiries and conduct examinations or investigations of companies in the annuity business concerning compliance with, among other things, insurance laws, securities laws, the Employee Retirement Income Security Act of 1974, as amended, and laws governing the activities of broker-dealers. Companies in the annuity business have faced litigation, including class action lawsuits, alleging improper product design, improper sales practices and similar claims. Litigation and actions, inquiries and investigations by governmental authorities and regulators are inherently unpredictable, and a substantial legal liability or a significant regulatory action against us could have a material adverse effect on our business, financial condition or results of operations, including requiring significant time and expense. Moreover, even if we ultimately prevail in any litigation or any action or investigation by governmental authorities or regulators, we could suffer significant reputational harm.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

Management's Discussion and Analysis of Financial Condition and Results of Operations reviews our financial condition at December 31, 2022 and December 31, 2021; our results of operations for the years ended December 31, 2022, 2021 and 2020; and where appropriate, factors that may affect future financial performance. This discussion should be read in conjunction with our statutory basis financial statements and notes thereto appearing elsewhere in this Prospectus. The dollar amounts disclosed in this Management’s Discussion and Analysis of Financial Condition and Results of Operations are in thousands.

The following discussion covers the year ended December 31, 2022 and year ended December 31, 2021. Please see the discussion that follows for a more detailed analysis of the fluctuations. Our comparative analysis of 2021 and the year ended December 31, 2020 is included under the heading "Management's Discussion and Analysis of Financial Condition and Results of Operations" in our Form S-1 for the fiscal year ended December 31, 2021 filed with the SEC on April 5, 2022.

Cautionary Statement Regarding Forward-Looking Information

All statements, trend analyses and other information contained in this Prospectus and elsewhere (such as in press releases, presentations by us, our immediate parent, CMIC, or CUNA Mutual Holding Company (“CM Holding”), our management or oral statements) relative to markets for our products and trends in our operations or financial results, as well as other statements including words such as "anticipate", "believe", "plan", "estimate", "expect", "intend", and other similar expressions, constitute forward-looking statements. The Company cautions that these statements may vary from actual results and the differences between these statements and actual results can be material. Accordingly, the Company cannot assure you that actual results will not differ materially from those expressed or implied by the forward-looking statements. Factors that could contribute to these differences include, among other things:

●	general economic conditions and other factors, including prevailing interest rate levels and stock and credit market performance which may affect (among other things) our ability to sell our products, our ability to access capital resources and the costs associated therewith, the fair value of our investments, which could result in other than temporary impairments, and the lapse rate and profitability of policies;

●	customer response to new products and marketing initiatives;

●	changes in the Federal income tax laws and regulations which may affect the relative income tax advantages of our products;

●	increasing competition in the sale of annuities;

●	regulatory changes or actions, including those relating to regulation of financial services affecting (among other things) bank and credit union sales and underwriting of insurance products and regulation of the sale, underwriting and pricing of products; and

●	the risk factors or uncertainties disclosed in this Prospectus.

For a detailed discussion of these and other factors that might affect our performance see the section entitled "Potential Risk Factors That May Affect Our Business and Our Future Results."

Overview

The Company is a direct wholly-owned subsidiary of CMIC. The Company’s ultimate parent is CM Holding, a mutual insurance holding company organized under the laws of Iowa. On February 17, 2012, the Company amended and restated the Company’s Articles of Incorporation to change the Company’s purpose to be the writing of any and all of the lines of insurance and annuity business authorized by Iowa Code Chapter 508 as authorized by the laws of the State of Iowa.

The Company is authorized to sell life, health and annuity policies in all states in the U.S. and the District of Columbia, except New York. All life and health premiums of the Company are generated in the United States with a significant portion in Texas, Michigan, Georgia, California, Florida and Pennsylvania. No other state represents more than 5% of the Company’s premiums for any year in the three years ended December 31, 2022. All annuity premium deposits of the Company are received in the United States with a significant portion in Pennsylvania, Florida, North Carolina, California, Wisconsin and Michigan. No other state represents more than 5% of the Company’s premium deposits for any year in the three years ended December 31, 2022. Premiums for life and health products are related to the Company’s legacy products and the whole life product introduced in 2021. Premium deposits on annuities are related to the Company’s annuity contracts, including MEMBERS® Zone Annuity, MEMBERS® Horizon Flexible Premium Deferred Variable and Index Linked Annuity, TruStage™ Horizon II Annuity (f/k/a MEMBERS® Horizon II Flexible Premium Deferred Variable and Index Linked Annuity), TruStage™ Zone Income Annuity (f/k/a CUNA Mutual Group Zone Income™ Annuity) and TruStage™ ZoneChoice Annuity (f/k/a CUNA Mutual Group ZoneChoice™ Annuity) (collectively, the “Registered Index Annuities”).

As of December 31, 2022 and 2021, the Company had more than $346,000 and $387,000 in assets and more than $681,000 and $376,000 of life insurance in force, respectively.

The Company distributes the annuity contracts through multiple face-to-face distribution channels, including:

●	Managed Agents: employees of CMFG Life who sell insurance and investment products to members of credit unions that have contracted with the Company and its affiliates to provide these services. In May 2022, CMFG Life discontinued offering securities to customers through managed agents. The majority of these former managed agents, which primarily include employees of CMFG Life or the credit union where their FINRA registered branch is located, registered with LPL through an agreement with CBSI. LPL is one of the Selling Broker-Dealers;

●	Dual Employee Agents: employees of credit unions who sell insurance and investment products to members of credit unions that have contracted with the Company and its affiliates to provide these services. These agents are registered representatives of LPL as described previously; and

●	Independent Agents: agents who also represent other insurance companies and, along with or through an unaffiliated broker-dealer, contract with the Company to offer its annuity products that are made available for distribution through this channel.

The Company has entered into reinsurance agreements to cede to CMFG Life 100% of the business related to Registered Index Annuities and all insurance policies in force. These agreements do not relieve the Company of the Company’s obligations to the Company’s policyholders under contracts covered by these agreements. However, they do transfer all of the Company’s underwriting profits and losses to CMFG Life and require CMFG Life to indemnify the Company for all of its liabilities. As a result, the Company believes its profitability from insurance operations going forward will be minimal.

Prior to 2021, the Company only serviced existing closed blocks of individual and group life policies which were 100% ceded to CMFG Life. In 2021, the Company began selling a whole life policy under the name TruStage Advantage Whole Life (“TAWL”). The Company distributes TAWL through unaffiliated broker-dealers which also represent other insurance companies and contracts with the Company to offer our whole life product through the broker-dealer’s distribution channels. In 2021, the Company entered into a reinsurance agreement to cede 100% of the premium, expenses and benefits of TAWL to CMFG Life.

CMFG Life provides significant services required in the conduct of the Company’s operations pursuant to a Cost Sharing, Procurement, Disbursement and Billing and Collection Agreement. CMFG Life allocates expenses to the Company on the basis of estimated time spent by employees of CMFG Life on Company matters and the use of operational resources. Management believes the allocations of expenses are reasonable and that the results of the Company’s operations may have materially differed in a negative manner from the results reflected in the accompanying statutory basis financial statements if the Company did not have this relationship.

Summary of Significant Accounting Policies

The complexity of the business environment and applicable authoritative accounting guidance requires us to closely monitor the Company’s accounting policies. The following summary of the Company’s critical accounting policies is intended to enhance the assessment of the Company’s financial condition and results of operations and the potential volatility due to changes in estimates.

Use of Estimates - The preparation of the statutory basis financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the statutory basis financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and, in some cases, the difference could be material. Investment valuations, policy reserve valuations, determination of other-than-temporary impairments (“OTTI”), deferred tax asset valuation reserves and reinsurance balances are most affected by the use of estimates and assumptions.

Investments - Investments are valued as prescribed by the National Association of Insurance Commissioners (“NAIC”).

Bonds and notes: Bonds and notes with an NAIC designation of 1 through 5 are generally stated at amortized cost. Bonds and notes with an NAIC designation of 6 are stated at the lower of amortized cost or fair value. Loan-backed securities may be carried at the lower of amortized cost or fair value if they receive an initial rating of 6 under the multiple-designation methodology. Prepayment assumptions for loan-backed securities are obtained from historical industry prepayment averages, industry survey values or internal estimates to determine the effective yield. Changes in the anticipated prepayments are incorporated when determining statement values. Changes in estimated cash flows from the previous assumptions are accounted for using the prospective method.

Fair Value - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Company has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

●	Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date.

●	Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

●	Level 3: One or more significant inputs are unobservable and reflect the Company’s estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

For purposes of determining the fair value of the Company’s assets and liabilities, observable inputs are those inputs used by market participants in valuing financial instruments, which are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs, reflecting the Company’s estimates of the assumptions market participants would use in valuing financial assets and liabilities, are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date. In some instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practicable to estimate fair value by fair value measurement level at December 31, 2022.

	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial instruments recorded as assets:
Bonds and notes	$45,855	$42,116	$-	$42,116	-
Cash equivalents	42,915	42,915	42,915	-	-
Separate account assets	229,659	229,659	-	229,659	-
Financial instruments recorded as liabilities:
Separate account liabilities	229,659	229,659	-	229,659	-

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practicable to estimate fair value by fair value measurement level at December 31, 2021:

	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial instruments recorded as assets:
Bonds and notes	$27,450	$28,961	$-	$27,961	$1,000
Cash equivalents	37,939	37,939	37,939	-	-
Separate account assets	294,305	294,305	-	294,305	-
Financial instruments recorded as liabilities:
Separate account liabilities	294,305	294,305	-	294,305	-

The carrying amounts for accrued net investment income, and certain receivables and payables approximate fair value due to their short-term nature and have been excluded from the fair value tables above.

Other-Than-Temporary Investment Impairments - Investment securities are reviewed for other than temporary impairment (“OTTI”) on an ongoing basis. The Company creates a watchlist of securities primarily based on the fair value of an investment security relative to its amortized cost. When the fair value drops below the Company’s cost, the Company monitors the security for OTTI. The determination of OTTI requires significant judgment on the part of the Company and depends on several factors, including, but not limited to:

●	The existence of any plans to sell the investment security.

●	The extent to which fair value is less than statement value.

●	The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).

●	The financial condition and near term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions and cash flow analysis.

●	For mortgage-backed and structured securities, the Company’s intent and ability to retain our investment for a period of time sufficient to allow for an anticipated recovery in fair value.

●	The Company’s ability to recover all amounts due according to the contractual terms of the agreements.

●	The Company’s collateral position in the case of bankruptcy or restructuring.

A bond or note is considered to be other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company’s holding period. When this occurs, the Company records a realized capital loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new amortized cost. If the bond is a loan-backed or structured security, it is considered to be other-than-temporarily impaired when the amortized cost exceeds the present value of cash flows expected to be collected and its value is not expected to recover through the Company’s holding period. The amount of the OTTI recognized in net income as a realized loss equals the difference between the investment's amortized cost basis and its expected cash flows.

Management believes it has made an appropriate provision for other-than-temporarily impaired securities owned at December 31, 2022 and 2021. Future declines in fair value may result in additional OTTI. Additional OTTI will be recorded as appropriate and as determined by the Company’s regular monitoring procedures of additional facts. In light of the variables involved, such additional OTTI could be significant.

Reinsurance - Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with the accounting for the underlying direct policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported as reductions of premium income and benefits in the accompanying statutory basis statements of operations. Policy and claim reserves are reported net of unbilled reinsurance recoverables. The Company has evaluated its reinsurance contracts and determined that all significant contracts transfer the underlying economic risk of loss. CMFG Life, which is a related party, is the only reinsurer and there is no concern of default on reinsurance receivable balances as CMFG Life is highly rated and well capitalized.

The Company entered into coinsurance and modified coinsurance agreements with our affiliate, CMFG Life, to cede 100% of our life, accident and health, and annuity business as described previously in the Overview of this Management’s Discussion and Analysis of Financial Condition and Results of Operations. The Company entered into the agreements for the purpose of limiting its exposure to loss on any one single insured, diversifying its risk and limiting its overall financial exposure to certain products, and to meet its overall financial objectives. The Company retains the risk of loss in the event that CMFG Life is unable to meet the obligations assumed under the reinsurance agreements.

Separate Accounts - The Company issues Registered Index Annuities, the assets and liabilities of which are legally segregated and reflected in the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus as assets and liabilities of the separate accounts. All separate account assets and liabilities are ceded to CMFG Life except the MEMBERS Life Variable Separate Account which is used to fund the variable accounts within the flexible premium variable and index linked deferred annuities.

Separate account assets for the variable annuity component of the flexible premium variable and index-linked deferred annuities are stated at fair value. Separate account liabilities are accounted for in a manner similar to other policy reserves. Separate account premium deposits, benefit expenses and contract fee income for investment management and policy administration are reflected by the Company in the accompanying statutory basis statements of operations.

The variable annuity contract holders of the flexible premium variable and index linked deferred annuity are able to invest in investment funds managed for their benefit. All of the flexible premium variable and index-linked deferred annuity separate account assets are invested in unit investment trusts that are registered with the SEC as of December 31, 2022 and 2021.

CMFG Life, on behalf of the Company, invests the single premium deferred index annuity, single premium deferred index-linked interest options annuity, single premium deferred modified guaranteed index annuity and flexible premium deferred variable premiums for the benefit of the contract holder. The single premium deferred index, single premium deferred modified guaranteed index and flexible premium variable and index linked deferred annuities have two risk control accounts, referred to as the Secure and Growth Accounts; the Secure Account has a yearly credited interest rate floor of 0% and the yearly Growth Account floor is -10%. The Secure and Growth Accounts both have credited interest rate caps that vary with issuance. The single premium deferred index-linked interest options annuity has risk control accounts, with either caps and floors or participation rates and buffers applied based on the performance of an external index. For positive index performance, accounts with caps limit the interest credited to the policyholder at the cap; accounts with participation rates credit the full index performance multiplied by the participation rate to the policyholder. For negative index performance, floors represent the maximum negative interest credited a policyholder can receive, while the buffer represents the maximum negative index return for an interest term that will not result in negative interest credited to the contract. Interest is credited at the end of each Contract Year during the selected index term based on the allocation between risk control accounts and the performance of an external index during that Contract Year.

Policy and Contract Claim Reserves - Liabilities established for unpaid benefits for life insurance contracts represent the estimated amounts required to cover the ultimate cost of settling reported and incurred but unreported losses. These estimates are adjusted in the aggregate for ultimate loss expectations based on historical experience patterns and current economic trends. Any change in the probable ultimate liabilities, which might arise from new information emerging, is reflected in the statutory basis statements of operations in the period the change is determined to be necessary. Such adjustments could be material.

The policy and contract claim reserves are 100% ceded to CMFG Life.

Policy Reserves - Life Insurance reserves: Traditional life insurance reserves are computed on either the net level reserve basis or the Commissioner’s Reserve Valuation Method basis dependent on product type and issue date using the applicable mortality table.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium beyond the date of death. Surrender values are not promised in excess of legally computed reserves.

Extra premiums are charged for substandard lives, plus the gross premium for a rated age. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, plus one-half of the extra premium charge for the year.

Tabular interest, tabular less actual reserves released, tabular cost and tabular interest on funds not involving life contingencies have all been determined by formulas prescribed by the regulator of the Company’s state of domicile (“Insurance Department”).

Individual annuity reserves: Policyholder reserves related to individual annuity contracts are computed using the Commissioner's Annuity Reserve Valuation Method (“CARVM”), along with Valuation Method (“VM”) 21 for equity indexed annuities during the contract accumulation period and the present value of future payments for contracts that have annuitized. Policyholder reserves related to single premium deferred index annuity, single premium deferred modified guaranteed index annuity and flexible premium variable and index linked deferred annuity contracts are computed using CARVM, along with Actuarial Guideline (AG) 33 and 35 and VM 21 for policies greater than ten days after issue; for the first ten days, the reserve is equal to the return of premium. A reserve floor for all deferred annuities is set equal to the cash surrender value.

The policy reserves are 100% ceded to CMFG Life.

Liability for Deposit-Type Contracts - The Company recognizes a liability for policyholder deposits that are not subject to policyholder mortality or longevity risk at the stated account value. The account value equals the sum of the original deposit plus accumulated interest, less any withdrawals and expense charges. Such deposits primarily represent annuity contracts without life contingencies.

The liability for deposit-type contracts is 100% ceded to CMFG Life.

Income Tax - Deferred income taxes are recognized, subject to an admissibility test for deferred tax assets, and represent the future tax consequences attributable to differences between the statutory basis financial statement carrying amount of assets and liabilities and their respective tax bases. Gross deferred tax assets are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. Recorded deferred tax amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they are enacted. The net change in deferred taxes is recorded directly to unassigned surplus.

The Company is subject to tax-related audits. The Company accounts for any federal and foreign tax contingent liabilities in accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 5R, Liabilities, Contingencies and Impairments of Assets as modified by SSAP No. 101, Income Taxes, and any state and other tax contingent liabilities in accordance with SSAP No. 5R.

Statutory Valuation Reserves - The Interest Maintenance Reserve (“IMR”) is maintained for the purpose of stabilizing the surplus of the Company against gains and losses on sales of investments that are primarily attributable to changing interest rates. The interest rate-related gains and losses are deferred and amortized into income over the remaining lives of the securities sold. If the IMR is calculated to be a net asset, it is nonadmitted.

The Asset Valuation Reserve (“AVR”) is a formulaic reserve for fluctuations in the values of invested assets, primarily bonds and notes. Changes in the AVR are charged or credited directly to unassigned surplus.

Other Liabilities - The Company issues Registered Index Annuities on the 10th and 25th of each month. The Company recognizes a liability on contracts for which it has received cash, but has not issued a contract. Other liabilities primarily consist of these pending customer funds, which are released from other liabilities when the policy is issued.

Executive Summary

The Company provides life and health insurance throughout the United States servicing its existing blocks of individual and group life policies. The Company began marketing and distributing, through a third party, TAWL contracts in 2021 and since has expanded using other third party distributors. The Company provides the registered index annuities throughout the United Sates except in New York. The Company began marketing and distributing the CUNA Mutual Group ZoneChoice Annuity.

The Company cedes 100% of our insurance and annuity policies in force to CMFG Life. This does not relieve the Company of our obligations to our policyholders under contracts covered by these agreements. However, the reinsurance agreements transfer all of the Company’s underwriting profits and losses to CMFG Life and require CMFG Life to indemnify the Company for all of its liabilities. See Note 7 of the Notes to the Statutory Basis Financial Statements appearing elsewhere in this Prospectus for information on the effect of these agreements and information on commissions.

Results of Operations for the Years ended December 31, 2022 and 2021

Total revenues, which consisted mainly of investment income, reinsurance commissions and other income were $160,907 and $202,540 for the years ended December 31, 2022 and 2021, respectively. The decrease in total revenues in 2022 as compared to 2021, was primarily due to a decrease in other income, as described below. Total net investment income was $1,679 and $748 for the years ended December 31, 2022 and 2021, respectively, which represents an average yield earned of 1.8% and 1.1%, for the same periods, respectively. The increase in 2022 as compared to 2021 primarily reflects an increase in the Company’s investments in bonds and notes along with increased rates on these assets.

All premiums are 100% ceded to CMFG Life resulting in no net premium in 2022 or 2021 due to the reinsurance agreements as described in the executive summary. The Company receives a commission equal to 100% of its actual expenses incurred for the Company’s Registered Index Annuities, which was $129,562 and $138,109 for the years ended December 31, 2022 and 2021, respectively. All remaining commissions relate to the Company’s life and health products and totaled $33,910 and $30,994 for the years ended December 31, 2022 and 2021, respectively. The Company also records other income related to the modified coinsurance agreement, which represents the aggregate ceding allowance payable by the reinsurer to the Company in relation to its flexible premium deferred variable annuity contracts. The decrease in 2022 as compared to 2021 is due to a decrease in annuity sales and increased benefit payments, the two primary components of the ceding allowance.

Total benefits and expenses were $159,220 and $201,554 for the years ended December 31, 2022 and 2021, respectively. The decrease in benefits and expenses in 2022 as compared to 2021 was primarily due to a decrease in the aggregate ceding allowance transferred to the separate account related to the decrease in premium and increase in benefit payments as previously discussed regarding other income. Additionally, the Company had a decrease in commission expense due to a decrease in sales of its Registered Index Annuities and the TAWL product. This decrease was partially offset by increases in the Company’s general insurance expenses related to increased sales and production of the Company’s current annuity products along with the Company’s TAWL product, which the Company began selling in 2021. CMFG Life provides significant services required in the conduct of the Company’s operations. Operating expenses incurred by the Company that are specifically identifiable are borne by the Company; other operating expenses are allocated from CMFG Life on the basis of estimated time and usage studies. Operating expenses are primarily employee costs such as wages and benefits, legal and other operating expenses such as rent, insurance and utilities. The increase in these expenses in 2022 as compared to 2021 was primarily due to increased salaries allocated to the Company and marketing costs related to the Company’s existing products and the TAWL product, which the Company began selling in 2021.

Federal income tax expense was $1,142 and $1,668 for the years ended December 31, 2022 and 2021, respectively, which represents an effective tax rate of 67.7% and 169.2% for the same periods, respectively. The effective tax rates differ from the statutory income tax rate of 21% primarily due to the following: 1) nondeductible IMR amortization; 2) dividends received deductions and foreign tax credits related to separate account investments; 3) expenses required to be capitalized and amortized for tax purposes; 4) differences in timing of certain accrued expenses; and 5) interest on accrued refund claims filed for prior years. The decrease in 2022 as compared to 2021 was driven mainly by a decrease in tax expense from prior years related to interest on accrued refund claims in 2021.

Net income (loss) was $540 and ($703) for the years ended December 31, 2022 and 2021, respectively. The increase in 2022 as compared to 2021 was primarily due to higher net investment income.

Financial Condition

The Company’s investment strategy is based upon a strategic asset allocation framework that considers the need to manage our General Account investment portfolio on a risk-adjusted spread basis for the underwriting of contract liabilities and to maximize return on retained capital. The Company’s investment in bonds and notes consists of U.S. government and agencies, industrial and miscellaneous, commercial mortgage-backed securities, residential mortgage-backed securities and non-mortgage-backed securities. The Company generally holds its bond portfolio to maturity.

Insurance statutes regulate the type of investments that the Company is permitted to purchase and limit the amount of funds that may be used for any one type of investment. In light of these statutes and regulations and our business and investment strategy, the Company generally seeks to invest in United States government and government-sponsored agency securities and bonds and notes rated investment grade by established nationally recognized rating organizations or in securities of comparable investment quality, if not rated.

The Company’s investment portfolio was comprised solely of bonds and notes at December 31, 2022 and 2021. The table below presents the carrying value of our total bonds and notes by type at December 31, 2022 and December 31, 2021.

	December 31,
	2022	%	2021	%

U.S. government and agencies	$8,724	19.0%	$8,729	31.8%
Industrial and miscellaneous	27,887	60.8	14,939	54.4
Residential mortgage-backed securities	625	1.4	1,953	7.1
Commercial mortgage-backed securities	3,863	8.4	830	3.0
Non-mortgage asset-backed securities	4,756	10.4	999	3.6

Total bonds and notes	$45,855	100.0%	$27,450	100.0%

The statement value and estimated fair value of bonds and notes by contractual maturity are shown below at December 31, 2022. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Statement Value	Estimated Fair Value

Due in one year or less	$1,998	$1,981
Due after one year through five years	14,611	14,244
Due after five years through ten years	11,278	10,228
Due after ten years	8,724	6,907
Commercial mortgage-backed securities	625	569
Residential mortgage-backed securities	3,863	3,606
Non-asset mortgage-backed securities	4,756	4,581
Total bonds and notes	$45,855	$42,116

At December 31, 2022, the Company owned 37 securities with a fair value of $42,116 in an unrealized loss position. The Company owned 7 industrial and miscellaneous securities and one commercial mortgage-backed security of $1,073 and $229, respectively, in unrealized loss positions greater than twelve months. The aggregate severity of unrealized losses for bonds and notes with a loss period of 12 months or greater is approximately 15.1% of amortized cost. All the securities with unrealized losses as of December 31, 2022 are rated "investment grade" based on having an NAIC rating of 1 or 2. At December 31, 2021, the Company owned six securities with a fair value of $6,658 in an unrealized loss position. The Company owned five industrial and miscellaneous securities and one commercial mortgage-backed security with an unrealized loss of $232 and $37, respectively. All the securities with unrealized losses as of December 31, 2021 are rated “investment grade” based on having an NAIC rating of 1 or 2.

Liquidity and Capital Resources

The Company cedes 100% of the Company’s insurance and annuity policies in force to CMFG Life. This does not relieve the Company of our obligations to our policyholders under contracts covered by these agreements. However, the agreements do transfer all of the Company’s underwriting profits and losses to CMFG Life and require CMFG Life to indemnify the Company for all of its liabilities.

As consideration for the reinsurance provided under these agreements, the Company transfers all of the Company’s revenues to CMFG Life. Specifically, CMFG Life receives 100% of all premiums and other amounts received on account of our existing business and new business. CMFG Life pays the Company a monthly expense allowance to reimburse the Company for expenses and costs incurred on account of its insurance business.

While the reinsurance transactions have a minimal impact on our capital and surplus, they substantially diminish our net liabilities and greatly decrease the amount of capital and liquidity needed within the Company.

Operating activities provided $12,641 and $6,842 of net operating cash flow for the years ended December 31, 2022 and 2021, respectively. The Company’s sources of funds include renewal premiums, sales of annuities and investment income. The Company’s primary use of funds includes the payment of benefits and related operating expenses as well as settlements related to the reinsurance agreements with CMFG Life. The Company issues Registered Index Annuities contracts on the 10th and 25th of each month. The Company recognizes a liability on contracts for which it has received cash but has not issued a contract. The increase in operating cash flow in 2022 as compared to 2021 was primarily due to a decrease in the net transfers to the separate account, a decrease in operating expenses reimbursed to CMFG Life, both offset by decreases in the ceding of premium and the reinsurance commission received from CMFG Life.

Investing activities provided $1,205 and $2,813 of net cash flow for the years ended December 31, 2022 and 2021, respectively. The Company’s main investing activities include purchases and sales and maturity of bonds and notes. The Company had maturities on bonds and notes, which provided cash of $1,198 and $2,820 in 2022 and 2021, respectively. The decrease in bond proceeds from maturities drove the net decrease of cash from investing activities in 2022 as compared to 2021.

The Company’s financing activities provided (used) ($4,799) and $2,660 of net cash flow for the years ended December 31, 2022 and 2021, respectively. The Company’s main financing activities include the collection of deposits and payment of withdrawals on deposit contracts. The decrease in financing activities in 2022 was primarily due to an increase in the payment of prepaid commissions on the Company’s TAWL product. Total cash provided or (used) for financing activities can vary based upon the timing of deposits received. The Company received $19,680 of securities and related tax benefits as a non-cash capital contribution in 2022 from CMFG Life.

As of December 31, 2022, the Company's cash requirements were primarily for the payment of benefits, operating expenses as well as settlements with CMFG Life for reinsurance agreements. These liquidity requirements are met primarily through monthly settlements under the coinsurance and modified coinsurance agreements with CMFG Life. The Company anticipates receiving adequate cash flow from these settlements and investment income to meet its obligations. However, a primary liquidity concern going forward is the risk of an extraordinary level of early policyholder withdrawals. The Company includes provisions within its policies, such as Surrender Charges, that help limit and discourage early withdrawals.

The Company believes that cash flows generated from sources above will be sufficient to satisfy the near-term liquidity requirements of its operations, including reasonable foreseeable contingencies. However, the Company cannot predict future experience regarding benefits and surrenders since benefit and surrender levels are influenced by such factors as the interest rate environment, the Company’s claims paying ability and the Company’s financial credit ratings.

Most annuity deposits the Company will receive going forward are ceded to CMFG Life and will be invested in high quality investments, those identified by CMFG Life as investment grade, to fund future commitments. The Company believes that the settlement it receives under the reinsurance agreements with CMFG Life, the diversity of its investment portfolio and a concentration of investments in high quality securities should provide sufficient liquidity to meet the Company’s long-term cash requirements. Although there is no present need or intent to dispose of our investments, the Company could readily liquidate portions of our investments, if such a need arose.

Statutory Dividend Restrictions

The Company is subject to statutory regulations as to maintenance of equity and the payment of dividends. Generally, ordinary dividends from an insurance subsidiary to its parent company must meet notice requirements promulgated by the Insurance Department. Extraordinary dividends, as defined by state statutes, must be approved by the Insurance Department. The Company cannot pay stockholder dividends in 2023 without regulatory approval.

Risk-based capital requirements promulgated by the NAIC require U.S. insurers to maintain minimum capitalization levels that are determined based on formulas incorporating credit risk, insurance risk, interest rate risk, and general business risk. At December 31, 2022 and 2021, the Company’s adjusted capital exceeded the minimum capitalization requirements.

Contractual Obligations

On January 1, 2015, the Company entered into a Cost Sharing, Procurement, Disbursement, Billing and Collection Agreement with CMFG Life and certain other affiliated companies whereby CMFG Life has agreed to provide certain of our operational requirements. Additionally, the Company is allocated a certain portion of the total compensation of each of the Company’s executive officers and directors, based on various factors, the primary being the estimated time allocated to providing services to the Company. In exchange for providing these administrative functions and use of shared resources and personnel, the Company reimburses CMFG Life for the cost of providing such administrative functions, resources and personnel. The Company reimbursed CMFG Life $79,869 and $67,119 for these expenses for the years ended December 31, 2022 and 2021, respectively.

For detailed discussion of the management services agreement, the investment advisory agreement and the coinsurance agreements, see "Management – Transactions with Related Persons, Promoters and Certain Control Persons."

In the future, the Company may enter into financing transactions, lease agreements, or other commitments in the normal course of our business.

The Company has the following future minimum estimated claim and benefit payments that are 100% reinsured as of December 31, 2022.

Estimated Future Claim and Benefit Payments

Due in one year or less	$7,557
Due after one year through three years	22,349
Due after three years through five years	15,800
Due after five years	181,967
Total estimated payments	$227,673

Quantitative and Qualitative Disclosures about Market Risk and Cyber Security

The Company has exposure to market risk through both our insurance operations and investment activities, although a significant portion of this risk is reinsured by CMFG Life pursuant to the coinsurance and modified coinsurance agreements discussed above. In addition, many of the measures described herein to offset these market risks are taken by CMFG Life because it holds all assets related to our insurance business as a result of the coinsurance agreements.

Interest rate risk is our primary market risk exposure. Substantial and sustained increases and decreases in market interest rates will affect the profitability of our annuity products and the fair value of our investments. Most of the interest rate risk is absorbed by CMFG Life under the coinsurance and modified coinsurance agreements. The profitability of most of our annuity products will depend on the spreads between interest yield on investments and rates credited on the annuity products. The Company has the ability to adjust crediting rates (caps, participation rates or asset fee rates for indexed annuities) on substantially all of our annuity products at least annually (subject to minimum guaranteed values). In addition, substantially all of our annuity products have surrender and withdrawal penalty provisions designed to encourage persistency and to help ensure targeted spreads are earned. However, competitive factors, including the impact of the level of surrenders and withdrawals, may limit our ability to adjust or maintain crediting rates at levels necessary to avoid narrowing of spreads under certain market conditions.

A major component of our interest rate risk management program is structuring the General Account investment portfolio with cash flow characteristics consistent with the cash flow characteristics of our annuity products. The Company uses computer models to simulate cash flows expected from our existing business under various interest rate scenarios. These simulations enable us to measure the potential gain or loss in fair value of our interest rate-sensitive financial instruments, to evaluate the adequacy of expected cash flows from our assets to meet the expected cash requirements of our annuity products and to determine if it is necessary to lengthen or shorten the average life and duration of our investment portfolio. The "duration" of a security is the time weighted present value of the security's expected cash flows and is used to measure a security's sensitivity to changes in interest rates. When the durations of assets and liabilities are similar, exposure to interest rate risk is minimized because a change in value of assets should be largely offset by a change in the value of liabilities. As of December 31, 2022, the Company’s fixed bonds and notes securities investment portfolio consisted of U.S. government and agencies, industrial and miscellaneous, residential mortgage-backed securities, commercial mortgage-backed securities and other non-mortgage asset-backed securities with statement values of $8,724, $27,887, $625, $3,863 and $4,756, respectively, and has an average duration of 9.11 years.

The Company’s business is highly dependent upon the effective operation of our computer systems and those of the Company’s business partners, so that the Company’s business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting the Company may adversely affect the Company and the Company’s contract holders. For instance, cyber-attacks may interfere with the processing of Contract transactions, cause the release and possible destruction of confidential Owner or business information, impede order processing, subject the Company to regulatory fines and financial losses and/or cause reputational damage. There can be no assurance that we will avoid losses affecting the Company’s customer’s Contract due to cyber-attacks or information security breaches in the future.

MANAGEMENT

Directors and Executive Officers

Our directors and executive officers are as follows:

Name	Age	Position

David L. Sweitzer	59	President and Director
Paul D. Barbato	46	Secretary and Director
Brian J. Borakove	44	Treasurer
Michael F. Anderson	55	Director
Williams Karls	52	Director
Abigail R. Rodriguez	40	Director

All executive officers and directors are elected annually.

David L. Sweitzer has served as President and as director of the Company since October 31, 2016. He also serves as Executive Vice President-Chief Experience Officer for CMFG Life since 2021. He served as the Senior Vice President of Wealth Management for CMFG Life where he lead overall business strategy and product management for CBSI and CMFG Life’s and affiliates family of annuity products. Mr. Sweitzer has held various positions in CMFG Life for 30 years. He brings more than 29 years of progressive experience in sales and marketing, sales operations and sales strategy.

Paul D. Barbato has served as Secretary and as director of the Company since December 28, 2018. As of January 7, 2019, he also serves as Vice President, Associate General Counsel for CMFG Life.

Mr. Barbato re-joined CMFG Life in May 2017 after spending two years as corporate counsel with Epic Systems Corporation (March 2015-May 2017). He originally joined CMFG Life in January 2009 as a Lead Counsel and later held roles as Associate General Counsel and Director of Corporate Governance. Before joining CMFG Life, Mr. Barbato spent two years at Michael Best & Friedrich, LLP, in Madison, Wisconsin, where he was an Associate Attorney.

Brian J. Borakove has served as our Treasurer since November 9, 2012 and Vice President, Corporate Treasurer since November 19, 2012 at CMFG Life. He served as Director of Investment Finance from 2007 to 2011 and was promoted to Associate Treasurer in 2011. Prior to joining CMFG Life, he was a Senior Manager, Investment Finance at Liberty Mutual Insurance in Boston, Massachusetts from 2005 to 2007. Prior to joining Liberty Mutual Insurance, Mr. Borakove served as a Senior Analyst, Treasury at FM Global in Johnston, Rhode Island from 2003-2005. Mr. Borakove held various positions at State Street Bank in Boston, Massachusetts from 2001-2003.

Michael F. Anderson has been a director of the Company since December 15, 2015. He also serves as the Senior Vice President, Chief Legal Officer for CMFG Life where he has been responsible for all legal matters across CMFG Life’s business entities since 2011. He served as Managing Associate General Counsel from 2008 to 2009, was promoted to Vice President in 2009 and in 2011 was promoted to Senior Vice President. Before joining the Company, Mr. Anderson spent 15 years in private practice, most recently as a partner in the New York office of Morgan, Lewis & Bockius.

William Karls has been director of the Company since August 4, 2017 and has served as Controller for CMFG Life since 2012. Prior to joining CMFG Life in 2004, Mr. Karls was a Senior Manager with Strohm Ballweg, LLP, which provides audit and consulting services to insurance companies.

Abigail R. Rodriguez has been a director of the Company since October 1, 2019. She also serves as Senior Vice President of Customer Success within the Customer Experience Unit at CMFG Life. Ms. Rodriguez previously served as Vice President of Consumer Operations from 2013-2019, and Senior Business Continuous Improvement Consultant from 2011-2013. Before joining the Company, Ms. Rodriguez held several positions at Ace World Wide in Muskego, Wisconsin from 2008-2011. Ms. Rodriguez served as Six Sigma Black Belt at Graphic Packaging International in Kalamazoo, Michigan from 2004-2008. Ms. Rodriguez served as Implementation Specialist at Sonoo Products Company in Hartsville, South Carolina in 2004.

Transactions with Related Persons, Promoters and Certain Control Persons

Policy Regarding Related Person Transactions. It is our policy to enter into or ratify related person transactions only when our Board of Directors determines that the transaction either is in, or is not inconsistent with, our best interests, including but not limited to situations where we may obtain products or services of a nature, quantity or quality, or on other terms, that are not readily available from alternative sources or when we provide products or services to related persons on an arm's length basis on terms comparable to those provided to unrelated third parties or on terms comparable to those provided to employees generally.

Therefore, we have adopted the following written procedures for the review, approval or ratification of related person transactions. For purposes of the related person transaction policy, a related person transaction is a transaction, arrangement, or relationship (or any series of similar transactions, arrangements, or relationships) in which (i) we were, are or will be a participant, (ii) the amount of the transaction, arrangement or relationship exceeds $120,000, and (iii) in which a related person had, has or will have a direct or indirect material interest in the transaction.

A related person means:

●	any person who is, or at any time since the beginning of our last fiscal year was, a member of our Board of Directors or an executive officer or a nominee to become a member of our Board of Directors;

●	any person who is known to be the beneficial owner of more than 5% of any class of our voting securities;

●	any immediate family member of any of the foregoing persons; or

●	any firm, corporation, or other entity in which any of the foregoing persons is employed or is a general partner or principal or in a similar position or in which such person has a 5% or greater beneficial ownership interest.

Any proposed transaction with a related person will be consummated or amended only if the following steps are taken:

●	Counsel (either inside outside) will assess whether the proposed transaction is a related person transaction for purposes of this policy.

●	If counsel determines that the proposed transaction is a related person transaction, the proposed transaction will be submitted to the Board of Directors for consideration at the next meeting or, in those instances in which counsel, in consultation with the President or the Treasurer, determines that it is not practicable or desirable for us to wait until the next Board of Directors meeting, to the President of the Company (who has been delegated authority to act between meetings).

●	The Board of Directors shall consider all of the relevant facts and circumstances available, including (if applicable) but not limited to: (1) the benefits to the Company; (ii) the impact on a director’s independence in the event the related person is a director, an immediate family member of a director, or an entity in which a director is a partner, shareholder, or executive officer; (iii) the availability of other suppliers or customers for comparable products or services; (iv) the terms of the transaction; and (v) the terms available to unrelated third parties to employees generally.

●	The Board of Directors shall approve only those related person transactions that are in, or are not inconsistent with, the best interests of the Company and its shareholders, as the Board of Directors determines in good faith. The Board of Directors shall convey the decision to counsel who shall convey the decision to the appropriate persons within the Company.

At the Board of Director’s first meeting of each fiscal year, it shall review any previously approved related person transactions that remain ongoing and have a remaining term of more than six months or remaining amounts payable to or receivable from the Company of more than $120,000. Based on all relevant facts and circumstances, taking into consideration the Company's contractual obligations, the Board of Directors shall determine if it is in the best interests of the Company and its shareholders to continue, modify, or terminate the related person transaction.

No member of the Board of Directors shall participate in any review, consideration, or approval of any related person transaction with respect to which such member or any of his or her immediate family members is the related person.

Certain Relationships and Related Person Transactions. Except for the agreements noted below, there have been no transactions between the Company and any related person since January 1, 2011, nor are any such related person transactions currently being contemplated for which disclosure would be required.

On September 30, 2015, the Company amended its coinsurance agreement with CMFG Life and now cedes 100% of its insurance policies in force to CMFG Life. In 2013, we entered into a second coinsurance agreement to cede 100% of all insurance issued on and after January 1, 2013 to CMFG Life. On November 1, 2015, we entered into a Coinsurance and Modified Coinsurance Agreement with CMFG Life to cede 100% of the business related to the Contract, and other investment type contracts similar to the Contract. On October 15, 2018, we amended the Coinsurance and Modified Coinsurance Agreement with CMFG Life to cede 100% of the business related to TruStage™ Horizon II Annuity (f/k/a MEMBERS® Horizon II Flexible Premium Deferred Variable and Index Linked Annuity) Contracts. These agreements do not relieve us of our obligations to our policyholders under contracts covered by these agreements. However, they do transfer nearly all of the Company’s underwriting profits and losses to CMFG Life and require CMFG Life to indemnify the Company for nearly all of its liabilities.

On January 1, 2015, the Company entered into a Cost Sharing, Procurement, Disbursement, Billing and Collection Agreement with CMFG Life and certain other affiliated companies and on that same day, January 1, 2015, the Company entered into an Amended and Restated Expense Sharing Agreement with CMFG Life. See “Contractual Obligations” for more information about each of these agreements.

The Company has hired MEMBERS Capital Advisors, Inc. (“MCA”) to provide investment advisory services with respect to the Company’s General Account assets. MCA, which is 100% owned by CMIC, manages substantially all of the Company’s invested assets in accordance with policies, directives and guidelines established by the Company.

Committees of the Board of Directors

Our Board of Directors of the Company has not established any committees. The Board of Directors relies upon the committees of the CM Holding to oversee actions over the subsidiary companies. For example, the CM Holding Audit Committee will assist with oversight of the Company’s external auditors, performance of internal audit functions and legal and regulatory compliance requirements.

Compensation Committee Interlocks and Insider Participation

Our Board of Directors has not established a compensation committee. None of our current executive officers serves on the board of directors or compensation committee (or other committee serving an equivalent function) of any other entity whose executive officers served on our Board of Directors. Mr. Sweitzer is on the Board of Directors for CBSI whose Board of Directors include Messrs. Anderson, Karls, Copeland and Ms. Rodriguez, the other Directors of the Company.

Executive Compensation

We do not have any employees but rather are provided personnel, including our named executive officers, by our parent company, CMFG Life, pursuant to the Amended and Restated Expense Sharing Agreement between CMFG Life and us. As a result, we do not determine or pay any compensation to our named executive officers or additional personnel provided by CMFG Life for our operations. CMFG Life determines and pays the salaries, bonuses and other wages earned by our named executive officers and by additional personnel provided to us by CMFG Life. CMFG Life also determines whether and to what extent our named executive officers and additional personnel from CMFG Life may participate in any employee benefit plans. We do not have employment agreements with our named executive officers and do not provide pension or retirement benefits, perquisites or other personal benefits to our named executive officers. We do not have arrangements to make payments to our named executive officers upon their termination or in the event of a change in control of the Company. See “Contractual Obligations” for more information about the Amended and Restated Expense Sharing Agreement between CMFG Life and us.

Director Compensation

The directors of the Company are also officers of CMFG Life. The Company’s directors receive no compensation for their service as directors of the Company but are compensated by CMFG Life for their services as officers of CMFG Life. Accordingly, no costs were allocated to the Company for services of following persons in their role as current directors: Michael F. Anderson, William Karls, Paul D. Barbato, David L. Sweitzer and Abigail R. Rodriguez.

FINANCIAL STATEMENTS

The Company's statutory basis financial statements should be distinguished from the financial statements of the Variable Separate Account, and you should consider the Company's statutory basis financial statements only as bearing on the Company’s ability to meet its obligations under your Contract. The statutory basis statements of admitted assets, liabilities and capital and surplus of the Company as of December 31, 2022 and 2021 and the related statutory basis statements of operations, capital and surplus and cash flows for each of the three years in the period ended December 31, 2022 appear on the following pages. The financial statements of the Variable Separate Account are located in the Statement of Additional Information dated May 1, 2023.

MEMBERS Life Insurance Company

Statutory Basis Financial Statements

as of December 31, 2022 and 2021

and for the Three Years in the Period Ended

December 31, 2022, Supplemental Schedules

as of and for the Year Ended December 31, 2022

and Independent Auditor’s Report

INDEPENDENT AUDITOR’S REPORT

Audit Committee and Stockholder of

MEMBERS Life Insurance Company

Waverly, Iowa

Opinions

We have audited the statutory basis financial statements of MEMBERS Life Insurance Company (the “Company”), which comprise the statutory basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2022 and 2021, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2022, and the related notes to the statutory basis financial statements (collectively referred to as the “statutory basis financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division, described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory basis financial statements, the statutory basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Iowa Department of Commerce, Insurance Division. The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

As discussed in Note 1 to the statutory basis financial statements, the results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies. Our opinion is not modified with respect to this matter.

Responsibilities of Management for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory basis financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error, and design and perform audit procedure responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory basis financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory basis financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2022 audit was conducted for the purpose of forming an opinion on the 2022 statutory basis financial statements as a whole. The supplemental schedule of selected financial data, reinsurance contract interrogatories, and supplemental investment risks interrogatories as of and for the year ended December 31, 2022, are presented for purposes of additional analysis and are not a required part of the 2022 statutory basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2022 statutory basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory basis financial statements or to the statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2022 statutory basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP

March 15, 2023

MEMBERS Life Insurance Company
Statutory Basis Statements of Admitted Assets, Liabilities and Capital and Surplus
December 31, 2022 and 2021
($ in 000s)

Admitted Assets	2022	2021

Cash and invested assets
Bonds and notes	$45,855	$27,450
Cash and cash equivalents	47,772	38,725

Total cash and invested assets	93,627	66,175

Accrued investment income	539	216
Federal income taxes recoverable from affiliate	16	43
Net deferred tax asset	505	563
Amounts due from reinsurers	21,993	25,030
Receivables from affiliates	45	308
Other assets	14	10
Separate account assets	229,659	294,305

Total admitted assets	$346,398	$386,650

Liabilities and Capital and Surplus
Liabilities
Reinsurance payable	$18,442	$21,558
Payable to affiliates	25,569	21,606
Commissions, expenses, taxes, licenses, and fees accrued	2,757	2,379
Asset valuation reserve	68	18
Other liabilities	22,548	23,360
Transfers to (from) separate accounts	(4,695)	(12,213)
Separate account liabilities	229,659	294,305

Total liabilities	294,348	351,013

Capital and surplus
Capital
Common stock, $5 par value, 1,000 shares
issued and outstanding	5,000	5,000
Paid-in capital	51,170	31,153
Unassigned surplus (deficit)	(4,120)	(516)

Total capital and surplus	52,050	35,637

Total liabilities and capital and surplus	$346,398	$386,650

See accompanying notes to statutory basis financial statements	4

MEMBERS Life Insurance Company
Statutory Basis Statements of Operations
Years Ended December 31, 2022, 2021, and 2020
($ in 000s)

	2022	2021	2020
Income
Reinsurance commissions	$163,472	$169,103	$103,297
Net investment income	1,679	748	1,017
Other income (loss)	(4,244)	32,689	31,596

Total income	160,907	202,540	135,910

Benefits and expenses
General insurance expenses	75,646	62,147	45,029
Insurance taxes, licenses, fees, and commissions	87,648	107,116	58,279
Net transfers to (from) separate accounts	(4,074)	32,291	31,908

Total benefits and expenses	159,220	201,554	135,216

Income before federal income tax expense and net realized capital gains (losses)	1,687	986	694
Federal income tax expense	1,142	1,668	256

Income (loss) before net realized capital gains (losses)	545	(682)	438
Net realized capital gains (losses), excluding gains transferred to IMR, net of tax expense (2022 - $5; 2021 - $21; 2020 - $100) excluding taxes transferred to IMR (2022 - $0; 2021 - $0; 2020- $0)	(5)	(21)	(241)

Net income (loss)	$540	$(703)	$197

See accompanying notes to statutory basis financial statements	5

MEMBERS Life Insurance Company
Statutory Basis Statements of Changes in Capital and Surplus
Years Ended December 31, 2022, 2021, and 2020
($ in 000s)

	2022	2021	2020

Capital and surplus at beginning of year	$35,637	$40,700	$39,989
Additions (deductions)
Net income (loss)	540	(703)	197
Change in net deferred income tax	1,769	2,100	241
Change in nonadmitted assets	(5,863)	(6,442)	233
Change in asset valuation reserve	(50)	(18)	40
Capital contribution from parent, net of tax	20,017	-	-

Net additions (deductions)	16,413	(5,063)	711

Capital and surplus at end of year	$52,050	$35,637	$40,700

See accompanying notes to statutory basis financial statements	6

MEMBERS Life Insurance Company
Statutory Basis Statements of Cash Flows
Years Ended December 31, 2022, 2021, and 2020
($ in 000s)

	2022	2021	2020

Cash from operating activities
Premiums and other considerations	$(3,115)	$14,161	$(7,537)
Net investment income received	1,461	802	1,191
Reinsurance commissions	163,472	169,103	103,297
Other income	2,855	20,389	25,668
Policy and contract benefits and dividends paid	(3,866)	151	187
Operating expenses paid	(158,638)	(164,222)	(94,087)
Federal income taxes received (paid)	(1,120)	1,546	(141)
Net transfers from (to) separate accounts	11,592	(35,088)	(34,175)

Net cash provided by (used in) operating activities	12,641	6,842	(5,597)

Cash from investing activities

Proceeds from investments sold, matured or repaid
Bonds and notes	1,198	2,820	11,864
Miscellaneous proceeds	7	-	-

Total investment proceeds	1,205	2,820	11,864

Cost of investments acquired
Bonds and notes	-	-	7,951
Miscellaneous applications	-	7	-

Total investments acquired	-	7	7,951

Net cash provided by investing activities	1,205	2,813	3,913

Cash from financing and miscellaneous activities
Net deposits (withdrawals) on deposit-type contracts	(126)	(65)	(26)
Other cash provided (used)	(4,673)	2,725	(917)

Net cash provided by (used in) financing
and miscellaneous activities	(4,799)	2,660	(943)

Net change in cash and cash equivalents	9,047	12,315	(2,627)
Cash and cash equivalents at the beginning of the year	38,725	26,410	29,037

Cash and cash equivalents at the end of the year	$47,772	$38,725	$26,410

Supplemental disclosure of non-cash transactions
Net cash paid (received) to (from) affiliate for income taxes	$1,120	$(1,546)	$141
Capital contribution of securities from parent	19,680	-	-

See accompanying notes to statutory basis financial statements	7

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Note 1: Nature of Business

MEMBERS Life Insurance Company (“MEMBERS Life” or the “Company” or “MLIC”) is a stock life and health insurance company organized under the laws of Iowa and a wholly-owned subsidiary of CUNA Mutual Investment Corporation (“CMIC”). CMIC is organized under the laws of Wisconsin and is a wholly-owned subsidiary of CMFG Life Insurance Company (“CMFG Life”), an Iowa life insurance company. CMFG Life and its affiliated companies primarily sell insurance and other products to credit unions and consumers. The Company’s ultimate parent is CUNA Mutual Holding Company (“CMHC”), a mutual insurance holding company organized under the laws of Iowa.

The Company began selling a single premium deferred index annuity contract in 2013, a flexible premium deferred variable and index-linked annuity contract in 2016, a single premium deferred modified guaranteed index annuity contract in 2019, and a single premium deferred index-linked interest options annuity contract (collectively the “registered index annuities”) and whole life insurance policies in 2021. Products are sold to consumers, including credit union members, through face-to-face and call center distribution channels. The Company has reinsurance agreements under which it cedes 100% of its business to CMFG Life. See Note 7, Reinsurance, for information on the Company’s reinsurance agreements.

The Company is authorized to sell life, health and annuity policies in all states in the U.S. and the District of Columbia, except New York. All premiums of the Company are generated in the United States with a significant portion in Texas, Michigan, Georgia, California, Florida and Pennsylvania. All annuity deposits of the Company are received in the United States with a significant portion in Pennsylvania, Florida, North Carolina, California, Wisconsin and Michigan.

The accompanying statutory basis financial statements reflect various transactions and balances with the Company’s affiliates. See Note 6, Related Party Transactions, for a description of the significant transactions. While the Company believes that these transactions were at reasonable terms, the results of operations of the Company may have materially differed had these transactions been consummated with unrelated parties.

Note 2: Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory basis financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division (“Insurance Department”), which differ in some respects from accounting principles generally accepted in the United States of America (“GAAP”).

Prescribed statutory accounting practices are practices incorporated directly or by reference in state laws, regulations and general administrative rules and are applicable to all insurance enterprises domiciled in a particular state. The Insurance Department has identified the Accounting Practices and Procedures Manual (“APPM”), as promulgated by the Insurance Department, as a source of prescribed statutory accounting practices for insurers domiciled in Iowa. Permitted statutory accounting practices encompass all accounting practices not prescribed by the NAIC and are approved by the insurance department of the insurer’s state of domicile. The Company does not utilize any permitted practices.

8

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

GAAP/Statutory Accounting Differences

The following summary identifies the significant differences between the accounting practices prescribed or permitted by the Insurance Department and GAAP:

“Nonadmitted assets” (principally a portion of deferred taxes, certain non-affiliated accounts receivable and commission receivable accounts, the interest maintenance reserve and debit suspense balances) are excluded from the statutory basis statements of admitted assets, liabilities and capital and surplus through a direct charge to unassigned surplus. Under GAAP, nonadmitted assets are presented in the balance sheet, net of any valuation allowance.

Investments in bonds and notes are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company’s ability and intent to hold or trade the securities.

For statutory accounting, after an other-than-temporary impairment of bonds, other than loan-backed securities, is recorded, the fair value of the other-than-temporarily impaired bond, other than loan-backed securities, becomes its new cost basis. If the bond is a loan-backed or structured security, it is considered to be other-than-temporarily impaired when the amortized cost exceeds the present value of cash flows expected to be collected and its value is not expected to recover through the Company’s holding period. The amount of the other-than-temporary impairment recognized in net income as a realized loss equals the difference between the investment’s amortized cost basis and its expected cash flows. For GAAP, an impairment is based on the net present value of expected cash flows if the Company intends to hold the security until it has recovered, and an impairment is recorded as a valuation allowance.

Policy reserves, which are 100% ceded to CMFG Life, are established based on mortality and interest assumptions prescribed by state statutes, without consideration for withdrawals, which may differ from reserves established for GAAP using assumptions with respect to mortality, interest, expense, and withdrawals that are based on company experience and expectations.

The Company cedes 100% of its annuity business to its parent, CMFG Life, which is accounted for as reinsurance ceded under statutory accounting. These contracts are accounted for as investment-type contracts under GAAP; as such, deposits are not reported as revenues for GAAP. Consequently, deposit accounting is used to account for the reinsurance agreement for GAAP.

Under both GAAP and statutory accounting, deferred federal income taxes are provided for unrealized capital gains or losses on investments and the temporary differences between the reporting and tax bases of assets and liabilities; however, there are limits as to the amount of deferred tax assets that may be reported as admitted assets under statutory accounting. Further, the change in deferred taxes is recognized as an adjustment to unassigned surplus under statutory accounting. For GAAP, changes in deferred taxes related to revenue and expense items are recorded in the statements of operations and comprehensive income. A federal income tax provision is required on a current basis only for the statutory basis statements of operations.

The asset valuation reserve (“AVR”), a statutory only reserve established by formula for the purpose of stabilizing the surplus of the Company against fluctuations in the fair value of certain invested assets, is recorded as a liability by a direct charge to unassigned surplus for statutory accounting. Such a reserve is not recorded under GAAP.

For statutory reporting, the interest maintenance reserve (“IMR”) defers recognition of interest rate-related gains and losses resulting from the disposal of investment securities and amortizes them into income over the remaining contractual maturities of those securities; under GAAP, such gains and losses are recognized in income immediately.

Amounts due from reinsurers for their share of ceded reserves are netted against the reserves rather than shown as assets as under GAAP.

9

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Deposits, surrenders, and benefits on certain annuities, including those recorded in the separate accounts, are recorded in the statutory basis statements of operations, while such deposits and benefits are credited or charged directly to the policyholder account balances under GAAP. As a result, under GAAP, revenues on these types of contracts are composed of contract charges and fees, which are recognized when assessed against the account balance. Under GAAP, amounts collected are credited directly to policyholder account balances, and the benefits and claims on these contracts that are charged to expense only include benefits incurred in the period in excess of related policyholder account balances.

The registered index annuities are reported as separate account products for statutory reporting. For GAAP, only the variable annuity component of the flexible premium variable and index-linked deferred annuity is reported as a separate account product, with the other related assets and liabilities reported in the general account because criteria for separate account reporting are not met. The criteria are that funds must be invested at the direction of the contract holder and investment results must be passed through to the contract holder.

Comprehensive income and its components are not presented in the statutory basis financial statements, whereas under GAAP, comprehensive income is presented and changes in comprehensive income are reflected in accumulated other comprehensive income, a component of stockholder’s equity.

The statutory basis statements of cash flows are presented in the required statutory format. Under GAAP, the indirect method for the statements of cash flows requires a reconciliation of net income to net cash provided by operating activities.

Use of Estimates

The preparation of the statutory basis financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the statutory basis financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and, in some cases, the difference could be material. Investment valuations, policy reserve valuations, determination of other-than-temporary impairments (“OTTI”), deferred tax asset valuation reserves and reinsurance balances are most affected by the use of estimates and assumptions.

Investments

Investments are valued as prescribed by the NAIC.

Bonds and notes: Bonds and notes with an NAIC designation of 1 through 5 are generally stated at amortized cost. Bonds and notes with an NAIC designation of 6 are stated at the lower of amortized cost or fair value. Loan-backed securities may be carried at the lower of amortized cost or fair value if they receive an initial rating of 6 under the multiple-designation methodology. Prepayment assumptions for loan-backed securities are obtained from historical industry prepayment averages, industry survey values or internal estimates to determine the effective yield. Changes in the anticipated prepayments are incorporated when determining statement values. Changes in estimated cash flows from the previous assumptions are accounted for using the prospective method.

Net investment income: Investment income is recognized on an accrual basis. Investment income reflects amortization of premiums and accretion of discounts on an effective-yield basis using expected cash flows.

Net realized capital gains (losses): Realized capital gains and losses on the sale of investments are determined based upon the specific identification method and are recorded on the trade date.

10

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Cash and Cash Equivalents

Cash includes unrestricted deposits in financial institutions. Cash equivalents include money market mutual funds and investments with maturities at the date of purchase of 90 days or less and are reported at carrying value, which approximates amortized cost. Money market mutual funds are valued based on the closing price as of December 31.

Income Tax

Deferred income taxes are recognized, subject to an admissibility test for deferred tax assets, and represent the future tax consequences attributable to differences between the statutory basis financial statement carrying amount of assets and liabilities and their respective tax bases. Gross deferred tax assets are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. See Note 5, Income Tax, for the components of the admissibility test used to calculate the admitted deferred tax assets. Recorded deferred tax amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they are enacted. The net change in deferred taxes is recorded directly to unassigned surplus.

The Company is subject to tax-related audits. The Company accounts for any federal and foreign tax contingent liabilities in accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 5R, Liabilities, Contingencies and Impairments of Assets as modified by SSAP No. 101, Income Taxes, and any state and other tax contingent liabilities in accordance with SSAP No. 5R.

Reinsurance

Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with the accounting for the underlying direct policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported as reductions of premium income and benefits in the accompanying statutory basis statements of operations. Policy and claim reserves are reported net of unbilled reinsurance recoverables. The Company has evaluated its reinsurance contracts and determined that all significant contracts transfer the underlying economic risk of loss. CMFG Life, which is a related party, is the only reinsurer and there is no concern of default on reinsurance receivable balances as CMFG Life is highly rated and well capitalized.

Separate Accounts

The Company issues registered index annuities, the assets and liabilities of which are legally segregated and reflected in the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus as assets and liabilities of the separate accounts. All separate account assets and liabilities are ceded to CMFG Life on a coinsurance basis except the variable annuity of the flexible premium variable and index-linked deferred annuities that are ceded on a modified coinsurance basis and the related assets and liabilities are retained in the Company’s separate account.

Separate account assets for the variable annuity component of the flexible premium variable and index-linked deferred annuity are stated at fair value. Separate account liabilities are accounted for in a manner similar to other policy reserves. Separate account premium deposits, benefit expenses and contract fee income for investment management and policy administration are reflected by the Company in the accompanying statutory basis statements of operations.

The variable annuity contract holders of the flexible premium variable and index-linked deferred annuity are able to invest in investment funds managed for their benefit. All of the flexible premium variable and index-linked deferred annuity separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission as of December 31, 2022 and 2021.

11

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

CMFG Life, on behalf of MEMBERS Life, invests the single premium deferred index annuity, single premium deferred index-linked interest options annuity, single premium deferred modified guaranteed index annuity and flexible premium deferred variable premiums for the benefit of the contract holder. The single premium deferred index, single premium deferred modified guaranteed index and flexible premium variable and index-linked deferred annuities have two risk control accounts, referred to as the Secure and Growth Accounts; the Secure Account has a yearly credited interest rate floor of 0% and the yearly Growth Account floor is -10%. The Secure and Growth Accounts both have credited interest rate caps that vary with issuance. The single premium deferred index-linked interest options annuity has risk control accounts, with either caps and floors or participation rates and buffers applied based on the performance of an external index. For positive index performance, accounts with caps limit the interest credited to the policyholder at the cap; accounts with participation rates credit the full index performance multiplied by the participation rate to the policyholder. For negative index performance, floors represent the maximum negative interest credited a policyholder can receive, while the buffer represents the maximum negative index return for an interest term that will not result in negative interest credited to the contract. Interest is credited at the end of each contract year during the selected index term based on the allocation between risk control accounts and the performance of an external index during that contract year. At the end of the initial index term, only the Secure Account will be available as an option to the policyholder.

Policy and Contract Claim Reserves

Liabilities established for unpaid benefits for life insurance contracts represent the estimated amounts required to cover the ultimate cost of settling reported and incurred but unreported losses. These estimates are adjusted in the aggregate for ultimate loss expectations based on historical experience patterns and current economic trends. Any change in the probable ultimate liabilities, which might arise from new information emerging, is reflected in the statutory basis statements of operations in the period the change is determined to be necessary. Such adjustments could be material.

The policy and contract claim reserves are 100% ceded to CMFG Life.

Policy Reserves

Life insurance reserves: Traditional life insurance reserves are computed on either the net level reserve basis or the Commissioner’s Reserve Valuation Method (“CRVM”) basis dependent on product type and issue date using the applicable mortality table.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium beyond the date of death. Surrender values are not promised in excess of legally computed reserves.

Extra premiums are charged for substandard lives, plus the gross premium for a rated age. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, plus one-half of the extra premium charge for the year.

Tabular interest, tabular less actual reserves released, tabular cost and tabular interest on funds not involving life contingencies have all been determined by formulas prescribed by the Insurance Department.

Individual annuity reserves: Policyholder reserves related to individual annuity contracts are computed using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”), along with Valuation Manual (“VM”) 21, for equity indexed annuities and variable annuities, during the contract accumulation period and the present value of future payments for contracts that have annuitized. Policy reserves related to the registered index annuities contracts are computed using CARVM, along with Actuarial Guideline (“AG”) 33 and 35 and VM 21 for policies greater than ten days after issue; for the first ten days, the reserve is equal to the return of premium. A reserve floor for all deferred annuities is set equal to the cash surrender value. The policy reserves are 100% ceded to CMFG Life.

12

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Liability for Deposit-Type Contracts

The Company recognizes a liability for policyholder deposits that are not subject to policyholder mortality or longevity risk at the stated account value. The account value equals the sum of the original deposit plus accumulated interest, less any withdrawals and expense charges. Such deposits primarily represent annuity contracts without life contingencies.

The liability for deposit-type contracts is 100% ceded to CMFG Life.

Statutory Valuation Reserves

The IMR is maintained for the purpose of stabilizing the surplus of the Company against gains and losses on sales of investments that are primarily attributable to changing interest rates. The interest rate-related gains and losses are deferred and amortized into income over the remaining lives of the securities sold. If the IMR is calculated to be a net asset, it is nonadmitted.

The AVR is a formulaic reserve for fluctuations in the values of invested assets, primarily bonds and notes, mortgage loans, common stocks and limited partnerships. Changes in the AVR are charged or credited directly to unassigned surplus.

Other Liabilities

The Company issues the registered index annuities on the 10th and 25th of each month. The Company recognizes a liability on contracts for which it has received cash, but has not issued a contract.  Other liabilities primarily consist of these customer funds pending completion of the policy issuance process. The customer funds are released from other liabilities when the policy application is completed.

13

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Note 3: Investments

Bonds and Notes

The statement value, which generally represents amortized cost, gross unrealized gains and losses and fair value of investments in bonds and notes at December 31, 2022 are as follows:

		Gross	Gross
	Statement	Unrealized	Unrealized
	Value	Gains	Losses	Fair Value

U.S. government and agencies	$8,724	$-	$(1,817)	$6,907
Industrial and miscellaneous	27,887	-	(1,434)	26,453
Residential mortgage-backed securities	625	-	(56)	569
Commercial mortgage-backed securities	3,863	-	(257)	3,606
Non-mortgage asset-backed securities	4,756	-	(175)	4,581

Total bonds and notes	$45,855	$-	$(3,739)	$42,116

The statement value, which generally represents amortized cost, gross unrealized gains and losses, and fair value of investments in bonds and notes at December 31, 2021 are as follows:

		Gross	Gross
	Statement	Unrealized	Unrealized
	Value	Gains	Losses	Fair Value

U.S. government and agencies	$8,729	$1,090	$-	$9,819
Industrial and miscellaneous	14,939	654	(232)	15,361
Residential mortgage-backed securities	830	34	-	864
Commercial mortgage-backed securities	1,953	-	(37)	1,916
Non-mortgage asset-backed securities	999	2	-	1,001

Total bonds and notes	$27,450	$1,780	$(269)	$28,961

14

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

The statement value and fair value of bonds and notes at December 31, 2022, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on residential mortgage-backed, commercial mortgage-backed and non-mortgage asset-backed securities, such securities have not been classified by expected maturity in the table below by contractual maturity.

	Statement
	Value	Fair Value

Due in one year or less	$1,998	$1,981
Due after one year through five years	14,611	14,244
Due after five years through ten years	11,278	10,228
Due after ten years	8,724	6,907
Residential mortgage-backed securities	625	569
Commercial mortgage-backed securities	3,863	3,606
Non-mortgage asset-backed securities	4,756	4,581

Total bonds and notes	$45,855	$42,116

Cash and Cash Equivalents

The details of cash and cash equivalents as of December 31 are as follows:

	2022	2021

Cash equivalents	$42,915	$37,939
Cash	4,857	786

Total cash and cash equivalents	$47,772	$38,725

Net Investment Income

Sources of net investment income for the years ended December 31 are as follows:

	2022	2021	2020

Bonds and notes	$1,064	$792	$954
Cash and cash equivalents	693	12	116

Gross investment income	1,757	804	1,070
Less investment expenses	78	56	53

Net investment income	$1,679	$748	$1,017

15

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Investment expenses are charged by a related party for investment management fees and include interest, salaries, brokerage fees and securities’ custodial fees.

Due and accrued investment income over 90 days past due is excluded from the statutory basis statements of admitted assets, liabilities, and capital and surplus as a nonadmitted asset. There was no accrued investment income excluded at December 31, 2022 or 2021 on this basis.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) for the years ended December 31 are summarized as follows:

	2022	2021	2020

Gross gains from sales of bonds and notes	$-	$-	$1
Other	-	-	(142)

Realized capital gains (losses) before taxes and transfer to IMR	-	-	(141)
Tax on realized capital gains (losses)	(5)	(21)	(100)

Net realized capital gains (losses)	$(5)	$(21)	$(241)

There were no sales of bonds and notes in 2022 or 2021. Proceeds from the sale of bonds and notes were $2,002 in 2020.

Other-Than-Temporary Investment Impairments

Investment securities are reviewed for OTTI on an ongoing basis. The Company creates a watchlist of securities based primarily on the fair value of an investment security relative to its amortized cost. When the fair value drops below the Company’s amortized cost, the Company monitors the security for OTTI. The determination of OTTI requires significant judgment on the part of the Company and depends on several factors, including, but not limited to:

●	The existence of any plans to sell the investment security.
●	The extent to which fair value is less than statement value.
●	The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).
●	The financial condition and near-term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions and cash flow analysis.
●	For mortgage-backed and structured securities, the Company’s intent and ability to retain its investment for a period of time sufficient to allow for an anticipated recovery in fair value.
●	The Company’s ability to recover all amounts due according to the contractual terms of the agreements.
●	The Company’s collateral position, in the case of bankruptcy or restructuring.

16

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

A bond or note is considered to be other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company’s holding period. When this occurs, the Company records a realized capital loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new amortized cost. If the bond is a loan-backed or structured security, it is considered to be other-than-temporarily impaired when the amortized cost exceeds the present value of cash flows expected to be collected and its value is not expected to recover through the Company’s holding period. The amount of the OTTI recognized in the Statutory Basis Statement of Operations as a realized loss equals the difference between the investment’s amortized cost basis and its expected cash flows.

Management believes it has made an appropriate provision for other-than-temporarily impaired securities owned at December 31, 2022 and 2021. Future declines in fair value may result in additional OTTI. Additional OTTI will be recorded as appropriate and as determined by the Company’s regular monitoring procedures of additional facts. In light of the variables involved, such additional OTTI could be significant.

The Company did not recognize any OTTI on mortgage-backed and structured securities during 2022, 2021 and 2020 caused by an intent to sell or lack of intent and ability to hold until recovery of the amortized cost basis.

Net Unrealized Capital Gains (Losses)

Information regarding the Company’s bonds and notes with unrealized losses at December 31, 2022 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

	Months in Unrealized Loss Position
	Less Than		Twelve		Total
	Twelve Months		Months or Greater		December 31, 2022
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

U.S. government and agencies	$6,907	$(1,817)	$-	$-	$6,907	$(1,817)
Industrial and miscellaneous	20,846	(361)	5,607	(1,073)	26,453	(1,434)
Residential mortgage-backed securities	569	(56)			569	(56)
Commercial mortgage-backed securities	1,906	(28)	1,700	(229)	3,606	(257)
Non-mortgage asset-backed securities	4,581	(175)			4,581	(175)

Total bonds and notes	$34,809	$(2,437)	$7,307	$(1,302)	$42,116	$(3,739)

At December 31, 2022, the Company owned 37 securities with a fair value of $42,116 in an unrealized loss position. The Company owned 7 industrial and miscellaneous securities and one commercial mortgage-backed security of $1,073 and $229, respectively, in unrealized loss positions greater than twelve months. The aggregate severity of unrealized losses for bonds and notes with a loss period of 12 months or greater is approximately 15.1% of amortized cost. All the securities with unrealized losses as of December 31, 2022 are rated “investment grade” based on having an NAIC rating of 1 or 2.

17

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Information regarding the Company’s bonds and notes with unrealized losses at December 31, 2021 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

	Months in Unrealized Loss Position
	Less Than		Twelve		Total
	Twelve Months		Months or Greater		December 31
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Industrial and miscellaneous	$-	$-	$4,742	$(232)	$4,742	$(232)
Commercial mortgage-backed securities	1,916	(37)	-	-	1,916	(37)

Total bonds and notes	$1,916	$(37)	$4,742	$(232)	$6,658	$(269)

At December 31, 2021, the Company owned six securities with a fair value of $6,658 in an unrealized loss position. The Company owned five industrial and miscellaneous securities and one commercial mortgage-backed security with an unrealized loss of $232 and $37, respectively. All the securities with unrealized losses as of December 31, 2021 are rated “investment grade” based on having an NAIC rating of 1 or 2.

Restricted Assets

Iowa law requires that assets equal to a life insurer’s legal reserve must be designated for the Insurance Department for the protection of all policyholders. At December 31, 2022 and 2021, securities with admitted asset values of $45,905 and $27,500, respectively, were on deposit with government authorities as required by law to satisfy regulatory requirements. These holdings as a percentage of total assets and total admitted assets were 13% and 13%, respectively, as of December 31, 2022 and 7% and 7%, respectively, as of December 31, 2021.

Investment Credit Risk

The Company maintains a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards, and review procedures to mitigate credit risk.

Note 4: Fair Value

The Company uses fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, such as insurance policy liabilities other than deposit-type contracts, are excluded from the fair value disclosure requirements. The Company uses fair value measurements obtained using observable inputs or internally determined estimates to estimate fair value.

18

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Company has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

●	Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date.
●	Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
●	Level 3: One or more significant inputs are unobservable and reflect the Company’s estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

For purposes of determining the fair value of the Company’s assets and liabilities, observable inputs are those inputs used by market participants in valuing financial instruments, which are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs, reflecting the Company’s estimates of the assumptions market participants would use in valuing financial assets and liabilities, are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date. In some instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The hierarchy requires the use of market observable information when available for measuring fair value. The availability of observable inputs varies by investment. In situations where the fair value is based on inputs that are unobservable in the market or on inputs from inactive markets, the determination of fair value requires more judgment and is subject to the risk of variability. The degree of judgment exercised by the Company in determining fair value is typically greatest for investments categorized in Level 3. Transfers in and out of level categorizations are reported as having occurred at the end of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized gains and losses and all changes in unrealized gains and losses in the fourth quarter are not reflected in the Level 3 rollforward table.

Valuation Process

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company uses a consistent application of valuation methodologies and inputs and compliance with accounting standards through the execution of various processes and controls designed to provide assurance that assets and liabilities are appropriately valued.

The Company has policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

19

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

For fair values received from third parties or internally estimated, the Company’s processes are designed to provide assurance that the valuation methodologies and inputs are appropriate and consistently applied, the assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are appropriately recorded. The Company performs procedures to understand and assess the methodologies, processes, and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third-party valuation sources for selected securities. When using internal valuation models, these models are developed by the Company’s investment group using established methodologies. The models, including key assumptions, are reviewed with various investment sector professionals, accounting, operations, compliance, and risk management professionals. In addition, when fair value estimates involve a high degree of subjectivity, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

Transfers Between Levels

There were no transfers between levels during the years ended December 31, 2022 and 2021.

Determination of Fair Values

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2022.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents	$42,915	$-	$-	$42,915
Separate account assets	-	229,659	-	229,659

Total assets at fair value	$42,915	$229,659	$-	$272,574

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2021.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents	$37,939	$-	$-	$37,939
Separate account assets	-	294,305	-	294,305

Total assets at fair value	$37,939	$294,305	$-	$332,244

There were no liabilities measured at fair value on a recurring basis as of December 31, 2022 or 2021.

20

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Fair Value Measurement of Financial Instruments

Accounting standards require disclosure of fair value information about certain on and off-balance sheet financial instruments for which it is practicable to estimate that value.

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practicable to estimate fair value by fair value measurement level at December 31, 2022.

	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3

Financial instruments recorded as assets:
Bonds and notes	$45,855	$42,116	$-	$42,116	$-
Cash equivalents	42,915	42,915	42,915	-	-
Separate account assets	229,659	229,659	-	229,659	-
Financial instruments recorded as liabilities:
Separate account liabilities	229,659	229,659	-	229,659	-

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practicable to estimate fair value by fair value measurement level at December 31, 2021.

	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3

Financial instruments recorded as assets:
Bonds and notes	$27,450	$28,961	$-	$27,961	$1,000
Cash equivalents	37,939	37,939	37,939	-	-
Separate account assets	294,305	294,305	-	294,305	-
Financial instruments recorded as liabilities:
Separate account liabilities	294,305	294,305	-	294,305	-

The carrying amounts for accrued net investment income and certain receivables and payables approximate fair value due to their short-term nature and have been excluded from the fair value tables above.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments by fair value hierarchy level:

Level 1 Measurements

Cash equivalents: Consists of money market mutual funds reported as cash equivalents. Valuation for money market mutual funds is based on the closing price as of the balance sheet date.

Level 2 Measurements

Bonds and notes: Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data.

21

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Separate account assets and liabilities: Separate account assets are investments in mutual funds and unit investment trusts in which the contract holders could redeem their investment at net asset value per share at the measurement date with the investee; and mutual funds where valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data. Separate account liabilities represent the account value owed to the customer; the fair value is determined by reference to the fair value of the related separate account assets.

Level 3 Measurements

Bonds and notes: Valuation is principally based on unobservable inputs that are significant including estimated prices for assets in markets that may not be active. When available, market indices and observable inputs, along with analytical modeling are used.

Note 5: Income Tax

The Company is included in the consolidated federal income tax return of CMHC along with the following affiliates, which are also subsidiaries of CMHC: CMFG Life, CUMIS Mortgage Reinsurance Company, CUMIS Insurance Society, Inc., CUMIS Specialty Insurance Company, Inc., CUMIS Vermont, Inc., CMIC, CUNA Mutual Insurance Agency, Inc., CUNA Brokerage Services, Inc. (“CBSI”), International Commons, Inc., MEMBERS Capital Advisors, Inc., CPI Qualified Plan Consultants, Inc., TruStage Financial Group, Inc., CUNA Mutual Global Holdings, Inc., CuneXus Solutions, Inc. and Family Considerations, Inc.

The Company has entered into a tax sharing agreement with CMHC and certain of its subsidiaries. The agreement provides for the allocation of tax expense based on each subsidiary’s contribution to the consolidated federal income tax liability. Pursuant to the agreement, subsidiaries that have incurred losses are reimbursed regardless of the utilization of the loss in the current year.

Current income tax expense consists of the following for the years ended December 31:

	2022	2021	2020

Federal income tax expense on operations	$1,142	$1,668	$256
Federal income tax expense on realized capital gains (losses)	5	21	100

Federal income tax expense	$1,147	$1,689	$356

22

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

The 2022 change in net deferred income tax is comprised of the following:

	December 31,	December 31,
	2022	2021	Change

Adjusted gross deferred tax assets	$5,117	$3,191	$1,926
Total deferred tax liabilities	-	(180)	180
Net deferred tax asset (excluding nonadmitted)	$5,117	$3,011	2,106
Tax effect of unrealized capital gains and losses, unrealized foreign exchange capital gains and losses, and changes as a result of other surplus adjustments			(337)

Change in net deferred income tax			$1,769

The 2021 change in net deferred income tax is comprised of the following:

	December 31,	December 31,
	2021	2020	Change

Adjusted gross deferred tax assets	$3,191	$1,108	$2,083
Total deferred tax liabilities	(180)	(197)	17
Net deferred tax asset (excluding nonadmitted)	$3,011	$911	2,100
Tax effect of unrealized capital gains and losses, unrealized foreign exchange capital gains and losses, and changes as a result of other surplus adjustments			-

Change in net deferred income tax			$2,100

23

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

The 2020 change in net deferred income tax is comprised of the following:

	December 31,	December 31,
	2020	2019	Change

Adjusted gross deferred tax assets	$1,108	$1,010	$98
Total deferred tax liabilities	(197)	(340)	143

Net deferred tax asset (excluding nonadmitted)	$911	$670	241
Tax effect of unrealized capital gains and losses, unrealized foreign exchange capital gains and losses, and changes as a result of other surplus adjustments			-

Change in net deferred income tax			$241

Reconciliation to U.S. Tax Rate

The total statutory provision for income taxes for the years ended December 31 differs from the amount computed by applying the U. S. federal corporate income tax rate of 21% to income before federal income taxes plus gross realized capital gains (losses) due to the items listed in the following reconciliation:

	2022	2021	2020

Tax expense computed at federal corporate rate	$354	$207	$116
Foreign tax credit	(79)	(42)	(32)
Income tax expense (benefit) related to prior years	(19)	508	(82)
Nonadmitted assets	(791)	(997)	161
Interest maintenance reserve amortization	15	21	26
Dividends received deductions	(106)	(108)	(76)
Other	4	-	3

Total statutory income taxes	$(622)	$(411)	$116

Federal income tax expense	$1,147	$1,689	$356
Change in net deferred income tax	(1,769)	(2,100)	(240)

Total statutory income taxes	$(622)	$(411)	$116

24

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Deferred Income Taxes

The components of the net deferred tax asset at December 31 are as follows:

	December 31, 2022			December 31, 2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$4,976	$141	$5,117	$3,191	$-	$3,191	$1,785	$141	$1,926
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-
Adjusted gross deferred tax assets	4,976	141	5,117	3,191	-	3,191	1,785	141	1,926
Deferred tax assets nonadmitted	(4,471)	(141)	(4,612)	(2,448)	-	(2,448)	(2,023)	(141)	(2,164)
Admitted deferred tax assets	505	-	505	743	-	743	(238)	-	(238)
Deferred tax liabilities	-	-	-	-	(180)	(180)	-	180	180
Net admitted deferred tax assets	$505	$-	$505	$743	$(180)	$563	$(238)	$180	$(58)

The nonadmitted deferred tax asset increased $2,164 in 2022 and $1,792 in 2021. There are no known deferred tax liabilities not recognized. Gross deferred tax assets are reduced by a statutory valuation allowance adjustment if it is more likely than not that some portion or all of the deferred tax asset will not be realized. Based on the Company’s assessment, no valuation allowance was required as of December 31, 2022 and 2021.

25

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

The tax effects of temporary differences that give rise to the significant portions of the deferred tax assets and liabilities at December 31 are as follows:

	2022	2021	Change

Ordinary deferred tax assets:
Deferred acquisition costs	$2,871	$1,904	$967
Miscellaneous nonadmitted assets	2,012	1,221	791
Other - accrued general expense	93	66	27

Subtotal ordinary deferred tax assets	4,976	3,191	1,785
Nonadmitted ordinary deferred tax assets	(4,471)	(2,448)	(2,023)
Admitted ordinary deferred tax assets	505	743	(238)

Capital deferred tax assets:
Investments	141	-	141
Subtotal capital deferred tax assets	141	-	141
Nonadmitted capital deferred tax assets	(141)	-	(141)

Admitted capital deferred tax asset	-	-	-

Admitted deferred tax assets	505	743	(238)

Capital deferred tax liabilities:
Investments	-	(180)	180
Subtotal capital deferred tax liabilities	-	(180)	180

Total deferred tax liabilities	-	(180)	180

Net admitted deferred tax asset	$505	$563	$(58)

26

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Deferred Tax Asset Admission Calculation

The components of the deferred tax asset admission calculation at December 31 are as follows:

	December 31, 2022			December 31, 2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation; the lesser of (i) or (ii):	505	-	505	563	-	563	(58)	-	(58)
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	505	-	505	563	-	563	(58)	-	(58)
(ii) Adjusted gross deferred tax assets allowed per limitation threshold	-	-	7,732	-	-	5,261	-	-	2,471
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities		-	-	180	-	180	(180)	-	(180)

Admitted deferred tax assets	$505	$-	$505	$743	$-	$743	$(238)	$-	$(238)

The amounts calculated in (b)(i) and (b)(ii) in the table above are based on the following information:

	2022	2021

Ratio percentage used to determine recovery period and threshold limitation amount (RBC reporting entity)	5775%	6909%
Recovery period used in (b)(i)	3 years	3 years
Percentage of adjusted capital and surplus used in (b)(ii)	15%	15%
Amount of adjusted capital and surplus used in (b)(ii)	$51,544	$35,074

No tax planning strategies were used in the calculation of adjusted gross deferred tax assets or net admitted adjusted gross deferred tax assets during 2022 and 2021.

27

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Other Tax Items

As of December 31, 2022, the Company did not have any federal capital loss, operating loss, or credit carryforwards.

The Company has no taxes incurred in 2022, 2021, and 2020 that are available for recoupment in the event of future capital losses.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code.

The Company did not have any tax contingencies as of December 31, 2022 and 2021 and has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company recognizes interest and penalties accrued related to tax contingencies, if any, in income tax expense in the statutory basis statements of operations.

The Company is included in a consolidated U.S. federal income tax return filed by CMHC. The Company also files income tax returns in various states. The Company is subject to tax audits. These audits may result in additional tax liabilities. For the major jurisdictions where it operates, the Company is generally no longer subject to income tax examination by tax authorities for the years ended before 2019.

In August 2022, the Inflation Reduction Act of 2022 (the “Act”) was passed by the US Congress and signed into law. The Act includes a new Federal alternative minimum tax (“AMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1,000,000. For a group of related entities, the $1,000,000 threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to an AMT liability. The corporation’s tentative AMT liability is equal to 15% of its adjusted AFSI, and AMT is payable to the extent the tentative AMT liability exceeds regular corporate income tax. However, any AMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of AMT.

The controlled group of corporations of which the Company is a member has determined that it likely will not be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the AMT provisions of the Act. The US Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination. No provision for the AMT has been made in the Company’s current or deferred tax accounts as of December 31, 2022.

28

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Note 6: Related Party Transactions

In the normal course of business, the Company has various transactions with related entities, primarily CMFG Life, such as information technology support, benefit plan administration and costs associated with accounting, actuarial, tax, investment and administrative services. In certain circumstances, expenses are shared between the companies. Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies. Amounts due from related party activity are generally settled monthly. The Company reimbursed CMFG Life $79,869, $67,119 and $47,364 for allocated expenses in 2022, 2021, and 2020, respectively.

As of December 31, 2022 and 2021, respectively, $24,611 and $17,091 was due to CMFG Life for such expense sharing transactions and related party borrowing transactions, as described above.

The Company utilizes CBSI, which is 100% owned by CMIC, to distribute its annuity products. Beginning in May 2022, CBSI advisors are licensed with LPL Financial LLC (“LPL”), an unaffiliated third party, such that starting in June 2022, commissions are paid to LPL prior to being collected by CBSI. The Company recorded a commission expense for this service of $32,497 in 2022, $49,484 in 2021 and $36,884 for 2020, which is included in insurance taxes, licenses, fees and commissions.

The Company received a non-cash capital contribution from its parent, CMIC, of $20,017 during the year ended December 31, 2022. Such amount included $19,680 of bonds and $337 of a related deferred tax asset. The Company did not receive a capital contribution in 2021.

29

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Note 7: Reinsurance

The Company entered into coinsurance and modified coinsurance agreements with its affiliate, CMFG Life, to cede 100% of its life, accident and health, and annuity business. The Company entered into the agreements for the purpose of limiting its exposure to loss on any one single insured, diversifying its risk and limiting its overall financial exposure to certain products, and to meet its overall financial objectives. The Company retains the risk of loss in the event that CMFG Life is unable to meet the obligations assumed under the reinsurance agreements.

The following table shows the effect of reinsurance on premiums, contract charges, benefits and surrenders, and increase in policy reserves for 2022, 2021, and 2020.

	2022	2021	2020

Premiums earned:
Direct	$1,324,876	$1,580,410	$1,170,733
Ceded to affiliates	(1,324,876)	(1,580,410)	(1,170,733)

Premiums earned, net of reinsurance	$-	$-	$-

Contract charges
Direct	$5,744	$(1,598)	$(836)
Ceded to affiliates	(5,744)	1,598	836

Contract charges, net of reinsurance	$-	$-	$-

Benefits and surrender expenses:
Direct	$538,661	$491,970	$348,428
Ceded to affiliates	(538,661)	(491,970)	(348,428)

Benefits and surrender expenses, net of reinsurance	$-	$-	$-

Increase in policy reserves:
Direct	$109,870	$8,624	$(2,136)
Ceded to affiliates	(109,870)	(8,624)	2,136

Increase in policy reserves, net of reinsurance	$-	$-	$-

Policy reserves and claim liabilities are stated net of reinsurance balances ceded of $167,272 and $52,607 in 2022 and 2021, respectively.

The Company receives a reinsurance ceding commission equal to 100% of its actual expenses for life insurance and annuities ceded to CMFG Life, which was $163,472, $169,103 and $103,297 for the years ended December 31, 2022, 2021, and 2020, respectively.

30

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Note 8: Annuity Reserves and Deposit-Type Liabilities

The following tables show an analysis of annuity actuarial reserves and deposit type contract liabilities by withdrawal characteristics at December 31, 2022:

Individual Annuities

		Separate	Separate
	General	Account with	Account		% of
	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal - lump sum:
With market value adjustment	$-	$6,457,388	$-	$6,457,388	91.8%
At book value less surrender charge of 5% or more	402	-	-	402	0.0%
At fair value	-	-	225,401	225,401	3.2%

Total with adjustment or at fair value	402	6,457,388	225,401	6,683,191	95.0%
At book value with minimal or no charge adjustment	-	229,185	-	229,185	3.3%
Not subject to discretionary withdrawal	122,176	-	-	122,176	1.7%

Gross annuity reserves and deposit liabilities	122,578	6,686,573	225,401	7,034,552	100.0%
Reinsurance ceded	122,578	6,686,573	-	6,809,151

Total annuity reserves and deposit liabilities	$-	$-	$225,401	$225,401

The Company had policy liabilities associated with its separate accounts of $225,401 as of December 31, 2022.

31

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Deposit-Type Contracts

		Separate	Separate
	General	Account with	Account		% of
	Account	Guarantees	Nonguaranteed	Total	Total
Not subject to discretionary withdrawal	$8,041	$-	$-	$8,041	100.0%

Gross annuity reserves and deposit liabilities	8,041	-	-	8,041	100.0%
Reinsurance ceded	8,041	-	-	8,041

Total annuity reserves and deposit liabilities	$-	$-	$-	$-

32

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

The following table shows life policy reserves by withdrawal characteristics at December 31, 2022:

	General Account			Separate Account - Guaranteed and Non Guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Term policies with cash value	$-	$22	$38	$-	$-	$-
Universal life	2,232	2,232	2,278	-	-	-
Other permanent cash value life insurance	-	15,385	19,884	-	-	-
Miscellaneous reserves	-	59	59	-	-	-

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	-	-	3,503	-	-	-
Accidental death benefits	-	-	6	-	-	-
Disability - active lives	-	-	2	-	-	-
Disability - disabled lives	-	-	38	-	-	-
Miscellaneous reserves	-	-	49	-	-	-

Gross reserves before reinsurance	2,232	17,698	25,857	-	-	-

Ceded reinsurance	2,232	17,698	25,857	-	-	-

Net reserves	$-	$-	$-	$-	$-	$-

33

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

The following tables show an analysis of annuity actuarial reserves and deposit type contract liabilities by withdrawal characteristics at 2021:

Individual Annuities

		Separate	Separate
	General	Account with	Account		% of
	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal - lump sum:
With market value adjustment	$-	$6,370,222	$-	$6,370,222	94.2%
At book value less surrender charge of 5% or more	3,783	-	-	3,783	0.1%
At fair value	-	-	285,266	285,266	4.2%

Total with adjustment or at fair value	3,783	6,370,222	285,266	6,659,271	98.4%
At book value with minimal or no charge adjustment	403	95,657	-	96,060	1.4%
Not subject to discretionary withdrawal	8,838	-	-	8,838	0.1%

Gross annuity reserves and deposit liabilities	13,024	6,465,879	285,266	6,764,169	100.0%
Reinsurance ceded	13,024	6,465,879	-	6,478,903

Total annuity reserves and deposit liabilities	$-	$-	$285,266	$285,266

The Company had policy liabilities associated with its separate accounts of $285,266 as of December 31, 2021.

34

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Deposit-Type Contracts

		Separate	Separate
	General	Account with	Account		% of
	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal -
Not subject to discretionary withdrawal	$6,053	$-	$-	$6,053	100.0%

Gross annuity reserves and deposit liabilities	6,053	-	-	6,053	100.0%
Reinsurance ceded	6,053	-	-	6,053

Total annuity reserves and deposit liabilities	$-	$-	$-	$-

35

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

The following table shows life policy reserves by withdrawal characteristics at December 31, 2021:

	General Account			Separate Account - Guaranteed and Non Guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$-	$30	$52	$-	$-	$-
Universal life	2,523	2,523	2,575	-	-	-
Other permanent cash value life insurance	-	12,666	13,555	-	-	-
Variable universal life	-	-	-	-	-	-
Miscellaneous reserves	-	488	488	-	-	-
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	-	-	4,024	-	-	-
Accidental death benefits	-	-	6	-	-	-
Disability - active lives	-	-	2	-	-	-
Disability - disabled lives	-	-	45	-	-	-
Miscellaneous reserves	-	-	57	-	-	-

Gross reserves before reinsurance	2,523	15,706	20,804	-	-	-

Ceded reinsurance	2,523	15,706	20,804	-	-	-

Net reserves	$-	$-	$-	$-	$-	$-

36

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Note 9: Statutory Financial Data and Dividend Restrictions

The Company is subject to statutory regulations as to maintenance of policyholders’ surplus and payment of stockholder dividends. Generally, dividends to a parent must be reported to the appropriate state regulatory authority in advance of payment and extraordinary dividends, as defined by statutes, require regulatory approval. The Company cannot pay stockholder dividends in 2023 without regulatory approval.

Risk-based capital (“RBC”) requirements promulgated by the NAIC and adopted by the Insurance Department require U.S. life insurers to maintain minimum capitalization levels that are determined based on formulas incorporating asset risk, insurance risk, and business risk. The adequacy of the Company’s actual capital is evaluated by a comparison to the RBC results, as determined by the formula. At December 31, 2022 and 2021, the Company’s adjusted capital exceeded the RBC minimum requirements, as required by the NAIC. The Company could pay $5,205 in stockholder dividends in 2022 without the approval of the Insurance Department.

37

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Note 10: Commitments and Contingencies

Legal Matters

Various legal and regulatory actions, including state market conduct exams and federal tax audits, are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is routinely involved in a number of lawsuits and other types of proceedings, some of which may involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and involve a range of the Company’s practices. The ultimate outcome of these disputes is unpredictable.

These matters in some cases raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies. In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the statutory basis financial statements of the Company.

Note 11: Unassigned Surplus

Nonadmitted assets at December 31 reduce unassigned surplus and include the following:

	2022	2021
Nonadmitted assets:
Net deferred tax asset	$4,612	$2,448
Accounts receivable - nonaffiliated	6,599	4,474
Prepaid expenses	494	382
Interest maintenance reserve	740	809
Debit suspense balances	2,488	957

Total nonadmitted assets	$14,933	$9,070

38

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Note 12: Separate Accounts

Separate accounts represent funds that are invested to support the variable component of the Company’s obligations under the flexible premium variable and index-linked deferred annuity contracts.

Information relating to the Company’s flexible premium variable separate account business as of December 31 is set forth in the tables below:

	2022		2021
	Indexed with Guarantees	Non- Guaranteed	Indexed with Guarantees	Non- Guaranteed

Reserves with assets held:
At fair value	$-	$225,401	$-	$285,266
At amortized cost	-	-	-	-
Total	$-	$225,401	$-	$285,266

Reserves with assets subject to discretionary withdrawal:
At fair value	$-	$225,401	$-	$285,266
With fair value adjustment	-	-	-	-
Not subject to discretionary withdrawal	-	-	-	-
Total	$-	$225,401	$-	$285,266

The following table shows the premiums and deposits for flexible premium variable contracts recorded in the separate accounts for the years ended December 31:

	2022		2021
	Indexed with Guarantees	Non- Guaranteed	Indexed with Guarantees	Non- Guaranteed

Non-guaranteed premiums, considerations and deposits received for separate account policies	$-	$225,401	$-	$285,266

Total	$-	$225,401	$-	$285,266

39

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Details of the net transfers to separate accounts for all annuity contracts are shown in the table below for the years ended:

	2022		2021
	Indexed with Guarantees	Non- Guaranteed	Indexed with Guarantees	Non- Guaranteed

Transfers to separate accounts	$-	$1,295,577	$-	$1,556,187
Transfers from separate accounts	-	(1,291,131)	-	(1,527,283)
Valuation adjustment	-	(8,520)	-	3,534

Net transfers to (from) separate accounts	$-	$(4,074)	$-	$32,438

Note 13: Subsequent Events

The Company evaluated subsequent events through March 15, 2023, the date the statutory basis financial statements were available for issuance. There were no significant subsequent events that require adjustment to or disclosure in the accompanying statutory basis financial statements.

40

MEMBERS LIFE INSURANCE COMPANY
Supplemental Schedules
December 31, 2022

Supplemental Schedules

41

MEMBERS LIFE INSURANCE COMPANY
Schedule of Selected Financial Data
As of and for the Year Ended December 31, 2022
(000s omitted)

Investment income earned:
Government bonds	$152
Other bonds (unaffiliated)	912
Bonds of affiliates	-
Preferred stocks (unaffiliated)	-
Preferred stocks of affiliates	-
Common stocks (unaffiliated)	-
Common stocks of affiliates	-
Mortgage loans	-
Real estate	-
Premium notes, contract loans and liens	-
Collateral loans	-
Cash	-
Cash equivalents	693
Short-term investments	-
Other invested assets	-
Derivative financial instruments	-
Aggregate write-in for investment income	-
Gross investment income	$1,757

Real estate owned - book value less encumbrances	$-

Mortgage loans - book value:
Farm mortgages	-
Residential mortgages	-
Commercial mortgages	-
Total mortgage loans	$-

Mortgage loans by standing - book value:
Good standing	-
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-

Other long-term assets-statement value	-
Collateral loans	-
Bonds and stocks of parents, subsidiaries and affiliates - book value:
Bonds	-
Preferred stocks	-
Common stocks	-

42

MEMBERS LIFE INSURANCE COMPANY
Schedule of Selected Financial Data, continued
As of and for the Year Ended December 31, 2022
(000s omitted)

Bonds and short-term investments by class and maturity:
Bonds by maturity - statement value
Due within one year or less	$2,063
Over 1 year through 5 years	21,540
Over 5 years through 10 years	13,344
Over 10 years through 20 years	8,877
Over 20 years	31
Total by maturity	$45,855

Bonds by class - statement value
Class 1	$40,121
Class 2	5,734
Class 3	-
Class 4	-
Class 5	-
Class 6	-
Total by class	$45,855

Total bonds publicly traded	$39,999
Total bonds privately placed	5,856

Preferred stocks - statement value	-
Common stocks - market value	-
Short-term investments - book value	-
Options, caps & floors - statement value	-
Options, caps & floors written and in force - statement value	-
Collar, swap & forward agreements open - statement value	-
Futures contracts open - current value	-
Cash	4,857
Cash equivalents	42,915

43

MEMBERS LIFE INSURANCE COMPANY
Schedule of Selected Financial Data, continued
As of and for the Year Ended December 31, 2022
(000s omitted)

Life insurance in force:
Industrial	$-
Ordinary	671,511
Credit life	-
Group life	10,181

Amount of accidental death insurance in force under ordinary policies	1,857

Life insurance policies with disability provisions in force:
Industrial	-
Ordinary	2,356
Credit life	-
Group life	224

Supplementary contracts in force:

Ordinary - not involving life contingencies
Amount on deposit	-
Income payable	-
Ordinary - involving life contingencies
Income payable	-
Group - not involving life contingencies
Amount of deposit	-
Income payable	-
Group - involving life contingencies
Income payable	-

Annuities:
Ordinary
Immediate - amount of income payable	-
Deferred - fully paid - account balance	-
Deferred - not fully paid - account balance	-

Group
Immediate - amount of income payable	-
Fully paid account payable	-
Not fully paid - account balance	-

Accident and health insurance - premium in force:
Ordinary	-
Group	-
Credit	-

Deposit funds and dividends accumulations:
Deposit funds - account balance	-
Dividend accumulations - account balance	-

44

MEMBERS LIFE INSURANCE COMPANY
Schedule of Selected Financial Data, continued
As of and for the Year Ended December 31, 2022
(000s omitted)

Claim payments 2022:
Group accident and health - year ended December 31
2022	$-
2021	-
2020	-
2019	-
2018	-
Prior	-

Other accident and health
2022	-
2021	-
2020	-
2019	-
2018	-
Prior	-

Other coverages that use developmental methods to calculate claims reserves
2022	-
2021	-
2020	-
2019	-
2018	-
Prior	-

45

MEMBERS LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2022
(000s omitted)

	Gross	Admitted Invested Assets
	Investment	Reported in the Annual Statement
Investment Categories	Holdings	Amount	Percentage

Long-Term Bonds:
U.S. governments	$8,830	$8,830	9.4%
All other governments	-	-	0.0%
U.S. states, territories and possessions, etc. guaranteed	-	-	0.0%
U.S. political subdivisions of states, territories, and possessions, guaranteed	-	-	0.0%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	519	519	0.6%
Industrial and miscellaneous	36,506	36,506	39.0%
Hybrid securities	-	-	0.0%
Parent, subsidiaries and affiliates	-	-	0.0%
SVO identified funds	-	-	0.0%
Unaffiliated Bank loans	-	-	0.0%
Total long-term bonds	45,855	45,855	49.0%
Preferred Stocks
Industrial and miscellaneous (unaffiliated)	-	-	0.0%
Parent, subsidiaries and affiliates	-	-	0.0%
Total preferred stocks	-	-	0.0%
Common Stocks
Industrial and miscellaneous
Publicly traded (unaffiliated)	-	-	0.0%
Industrial and miscellaneous Other (unaffiliated)	-	-	0.0%
Parent, subsidiaries and affiliates Publicly traded	-	-	0.0%
Parent, subsidiaries and affiliates Other	-	-	0.0%
Mutual funds	-	-	0.0%
Unit investment trusts	-	-	0.0%
Total common stocks	-	-	0.0%
Mortgage loans	-	-	0.0%
Real estate	-	-	0.0%
Cash, cash equivalents and short-term investments	47,772	47,772	51.0%
Contract loans	-	-	0.0%
Derivatives	-	-	0.0%
Other invested assets	-	-	0.0%
Receivables for securities	-	-	0.0%
Securities lending	-	-	0.0%

Total invested assets	$93,627	$93,627	100.0%

46

MEMBERS LIFE INSURANCE COMPANY
Reinsurance Contract Interrogatories
Year Ended December 31, 2022

1.	MLIC has applied reinsurance accounting, as described in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which do not include risk-limiting features, as described in SSAP No. 61R.
2.	MLIC has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.
3.	MLIC has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.
4.	MLIC has not ceded any risk during the period ended December 31, 2022 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 accounted for as reinsurance under GAAP and as a deposit under SSAP No. 61R.
5.	MLIC cedes 100% of its annuity business to CMFG Life, which is accounted for as reinsurance ceded under statutory accounting. These contracts are accounted for as investment-type contracts under GAAP; as such, deposits are not reported as revenues for GAAP. Consequently, deposit accounting is used to account for the reinsurance agreement for GAAP.

47

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

For The Year Ended December 31, 2022

(To Be Filed by April 1)

Of The MEMBERS Life Insurance Company

ADDRESS (City, State and Zip Code) Madison, WI 53705

NAIC Group Code 0306                    NAIC Company Code 86126                     Federal Employer’s Identification Number (FEIN) 39-1236386

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	Reporting entity’s total admitted assets, excluding separate account assets.	$116,738,518

2.	Ten largest exposures to a single issuer/borrower/investment.

	1	2	3	4
				Percentage of Total
	Issuer	Description of Exposure	Amount	Admitted Assets
2.01	Citigroup Commercial Mortgage	Bond	$1,928,806	1.7%
2.02	Procter & Gamble co.	Bond	1,908,261	1.6%
2.03	Woodmont Trust	Bond	1,897,770	1.6%
2.04	Amsr Trust	Bond	1,860,164	1.6%
2.05	Novartis Capital Corp	Bond	1,730,886	1.5%
2.06	Toyota Motor Credit Corp	Bond	1,003,236	0.9%
2.07	National Australia Bank ltd.	Bond	1,000,000	0.9%
2.08	Mass Mutual Global Funding	Bond	999,188	0.9%
2.09	Blackrock Inc	Bond	999,133	0.9%
2.10	PNC Bank	Bond	998,998	0.9%

3.	Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

	Bonds	1	2
3.01	NAIC-1	$40,120,749	34.4%
3.02	NAIC-2	5,734,649	4.9%
3.03	NAIC-3	-	-%
3.04	NAIC-4	-	-%
3.05	NAIC-5	-	-%
3.06	NAIC-6	-	-%
	Preferred Stocks	3	4
3.07	P/RP-1	$-	-%
3.08	P/RP-2	-	-%
3.09	P/RP-3	-	-%
3.10	P/RP-4	-	-%
3.11	P/RP-5	-	-%
3.12	P/RP-6	-	-%

4.	Assets held in foreign investments:

4.01	Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?	Yes [ ] No [ X ]

If response to 4.01 above is yes, responses are not provided for interrogatories 5-10.

4.02	Total admitted assets held in foreign investments	$4,897,675	4.2%
4.03	Foreign-currency-denominated investments	-	-%
4.04	Insurance liabilities denominated in that same foreign currency	-	-%

285

SUPPLEMENT FOR THE YEAR 2022 OF THE MEMBERS Life Insurance Company

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		1	2
5.01	Countries rated NAIC-1	$4,897,675	4.2%
5.02	Countries rated NAIC-2	-	-%
5.03	Countries rated NAIC-3 or below	-	-%

6.	Two largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

		1	2
	Countries rated NAIC-1:
6.01	Country 1: United Kingdom	$1,961,009	1.7%
6.02	Country 2: Australia	1,000,000	0.9%

	Countries rated NAIC-2:
6.03	Country 1:	$-	-%
6.04	Country 2:	-	-%

	Countries rated NAIC-3 or below:
6.05	Country 1:	$-	-%
6.06	Country 2:	-	-%

7.	Aggregate unhedged foreign currency exposure:	$-	-%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

		1	2
8.01	Countries rated NAIC-1	$-	-%
8.02	Countries rated NAIC-2	-	-%
8.03	Countries rated NAIC-3 or below	-	-%

9.	Two largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

		1	2
Countries rated NAIC-1:
9.01	Country 1:	$-	-%
9.02	Country 2:	-	-%

Countries rated NAIC-2:
9.03	Country 1:	$-	-%
9.04	Country 2:	-	-%

Countries rated NAIC-3 or below:
9.05	Country 1:	$-	-%
9.06	Country 2:	-	-%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	1	2
	Issuer	NAIC Rating	3	4
10.01	National Australia Bank, Ltd.	2	$1,000,000	0.9%
10.02	CFIP CLO Ltd.	1	998,514	0.9%
10.03	Linde PLC	1	988,569	0.8%
10.04	Barclays PLC	2	972,440	0.8%
10.05	CNH Industrial NV	2	938,153	0.8%
10.06			-	-%
10.07			-	-%
10.08			-	-%
10.09			-	-%
10.10			-	-%

285.1

SUPPLEMENT FOR THE YEAR 2022 OF THE MEMBERS Life Insurance Company

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01	Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]

If response to 11.01 is yes, detail is not provided for the remainder of Interrogatory 11.

		1	2
11.02	Total admitted assets held in Canadian Investments	$-	-%
11.03	Canadian currency-denominated investments	-	-%
11.04	Canadian-denominated insurance liabilities	-	-%
11.05	Unhedged Canadian currency exposure	-	-%

12.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

12.01	Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]

If response to 12.01 is yes, responses are not provided for the remainder of Interrogatory 12.

	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions	$-	-%
Largest three investments with contractual sales restrictions:
12.03		-	-%
12.04		-	-%
12.05		-	-%

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01	Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]

If response to 13.01 above is yes, responses are not provided for the remainder of Interrogatory 13.

1
	Name of Issuer	2	3
13.02	-	$-	-%
13.03	-	-	-%
13.04	-	-	-%
13.05	-	-	-%
13.06	-	-	-%
13.07	-	-	-%
13.08	-	-	-%
13.09	-	-	-%
13.10	-	-	-%
13.11	-	-	-%

285.2

SUPPLEMENT FOR THE YEAR 2022 OF THE MEMBERS Life Insurance Company

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

14.01	Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities:	$-	-%
Largest three investments held in nonaffiliated, privately placed equities:
14.03	-	$-	-%
14.04	-	-	-%
14.05	-	-	-%

Ten largest fund managers:

	1	2	3	4
	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	Allspring	$42,758,432	$42,758,432	$-
14.07	State Street Global Advisors	106,587	106,587	-
14.08	Wells Fargo Funds	50,000	50,000	-
14.09		-	-	-
14.10		-	-	-
14.11		-	-	-
14.12		-	-	-
14.13		-	-	-
14.14		-	-	-
14.15		-	-	-

15.	Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

15.01	Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]

If response to 15.01 above is yes, responses are not provided for the remainder of Interrogatory 15.

	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests:	$-	-%
Largest three investments in general partnership interests:
15.03	-	$-	-%
15.04	-	-	-%
15.05	-	-	-%

285.3

SUPPLEMENT FOR THE YEAR 2022 OF THE MEMBERS Life Insurance Company

16.	Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

16.01	Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]
If response to 16.01 above is yes, responses are not provided for the remainder of Interrogatory 16 and Interrogatory 17.

1
	Type (Residential, Commercial, Agricultural)	2	3
16.02	-	$-	-%
16.03	-	-	-%
16.04	-	-	-%
16.05	-	-	-%
16.06	-	-	-%
16.07	-	-	-%
16.08	-	-	-%
16.09	-	-	-%
16.10	-	-	-%
16.11	-	-	-%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Loans
16.12	Construction loans	$-	-%
16.13	Mortgage loans over 90 days past due	-	-%
16.14	Mortgage loans in the process of foreclosure	-	-%
16.15	Mortgage loans foreclosed	-	-%
16.16	Restructured mortgage loans	-	-%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan-to-Value		1	2	3	4	5	6
17.01	above 95%	$-	-%	$-	-%	$-	-%
17.02	91% to 95%	-	-%	-	-%	-	-%
17.03	81% to 90%	-	-%	-	-%	-	-%
17.04	71% to 80%	-	-%	-	-%	-	-%
17.05	below 70%	-	-%	-	-%	-	-%

18.	Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

18.01	Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]

If response to 18.01 above is yes, responses are not provided for the remainder of Interrogatory 18.

Largest five investments in any one parcel or group of contiguous parcels of real estate.

1
	Description	2	3
18.02	-	$-	-%
18.03	-	-	-%
18.04	-	-	-%
18.05	-	-	-%
18.06	-	-	-%

19.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans.

19.01	Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s admitted assets?	Yes [ X ] No [ ]

If response to 19.01 is yes, responses are not provided for the remainder of Interrogatory 19.

	1	2	3
19.02	Aggregate statement value of investments held in mezzanine real estate loans:	$-	-%
Largest three investments held in mezzanine real estate loans.
19.03		$-	-%
19.04		-	-%
19.05		-	-%

285.4

SUPPLEMENT FOR THE YEAR 2022 OF THE MEMBERS Life Insurance Company

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

		At Year-End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
		1	2	3	4	5
20.01	Securities lending agreements (do not include assets held as collateral for such transactions)	$-	-%	$-	$-	$-
20.02	Repurchase agreements	-	-%	-	-	-
20.03	Reverse repurchase agreements	-	-%	-	-	-
20.04	Dollar repurchase agreements	-	-%	-	-	-
20.05	Dollar reverse repurchase agreements	-	-%	-	-	-

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps and floors:

		Owned		Written
		1	2	3	4
21.01	Hedging	$-	-%	$-	-%
21.02	Income generation	-	-%	-	-%
21.03	Other	-	-%	-	-%

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

		At Year-End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
		1	2	3	4	5
22.01	Hedging	$-	-%	$-	$-	$-
22.02	Income generation	-	-%	-	-	-
22.03	Replications	-	-%	-	-	-
22.04	Other	-	-%	-	-	-

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

		At Year-End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
		1	2	3	4	5
23.01	Hedging	$-	-%	$-	$-	$-
23.02	Income generation	-	-%	-	-	-
23.03	Replications	-	-%	-	-	-
23.04	Other	-	-%	-	-	-

285.5

APPENDIX A: UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of the Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://www.trustage.com/business-solutions/annuities/horizon-ii-annuity. You can also request this information at no cost by calling 1-800-798-5500 or by sending an email request to AnnuityAndPRTManagersMail@trustage.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Total return through growth of capital and current income	Invesco V.I. Global Real Estate Fund (Series I) (4) Invesco Advisers, Inc. (Adviser) Invesco Asset Management Ltd. (Subadviser)	1.02%	-24.94%	-0.91%	2.48%
Long-term growth of capital	Invesco V.I. Small Cap Equity Fund (Series I) Invesco Advisers, Inc. (Adviser)	0.95%	-20.51%	5.54%	8.33%
Capital appreciation	Invesco Oppenheimer V.I. International Growth Fund (Series I) Invesco Advisers, Inc. (Adviser)	1.18%	-27.13%	0.23%	4.21%
High total return (including income and capital gains) consistent with preservation of capital over the long-term	American Funds IS Asset Allocation Fund (Class 1) Capital Research and Management Company (Adviser)	0.33%	-13.19%	5.59%	8.37%
Provide as high a level of current income as is consistent with the preservation of capital	American Funds IS The Bond Fund of America (Class 1) Capital Research and Management Company (Adviser)	0.21%	-12.26%	1.02%	1.62%
Growth of capital	American Funds IS Growth Fund (Class 1) Capital Research and Management Company (Adviser)	0.34%	-29.75%	11.42%	13.93%
High level of current income; capital appreciation is the secondary objective	American Funds IS American High-Income Trust (Class 1) Capital Research and Management Company (Adviser)	0.30%	-9.01%	3.40%	4.12%
Long-term growth of capital	American Funds IS International Fund (Class 1) Capital Research and Management Company (Adviser)	0.53%	-20.57%	-0.78%	4.18%

Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
High total investment return	BlackRock Global Allocation V.I. Fund (Class I) BlackRock Advisors, LLC (Adviser)	0.81%	-15.86%	3.50%	5.06%
High total return through current income and, secondarily, through capital appreciation	Columbia VP Emerging Markets Bond Fund (Class 1) Columbia Management Investment Advisers, LLC (Adviser)	0.76%	-16.03%	-1.63%	0.67%
Long-term capital appreciation	DFA VA International Small Portfolio Dimensional Fund Advisors LP (Adviser)	0.40%	-17.64%	0.52%	6.02%
Long-term capital appreciation	DFA VA International Value Portfolio Dimensional Fund Advisors LP (Adviser)	0.28%	-3.46%	1.48%	4.49%
Long-term capital appreciation	DFA VA U.S. Large Value Portfolio Dimensional Fund Advisors LP (Adviser)	0.21%	-4.88%	5.67%	10.71%
Long-term capital appreciation	DFA VA U.S. Targeted Value Portfolio Dimensional Fund Advisors LP (Adviser)	0.29%	-4.21%	7.48%	11.05%
Long-term capital growth	Templeton Foreign VIP Fund (Class 1) Templeton Investment Counsel, LLC (Adviser)	0.85%	-7.39%	-1.73%	1.72%
High current income, consistent with preservation of capital; capital appreciation is a secondary objective	Templeton Global Bond VIP Fund (Class 1) (4) Franklin Advisors, Inc. (Adviser)	0.54%	-4.85%	-2.08%	-0.54%
Seeks a total return consisting of capital appreciation and income	Goldman Sachs VIT Core Fixed Income Trust (Institutional) Goldman Sachs Asset Management, L.P. (Adviser)	0.84%	-14.02%	0.06%	N/A
Maximize current income to extent consistent with preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments	Goldman Sachs VIT Government Money Market (Institutional) Goldman Sachs Asset Management, L.P. (Adviser)	0.21%	1.58%	1.17%	N/A
Long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio (Investor) Lazard Asset Management LLC (Adviser)	1.13%	-14.96%	-2.95%	0.13%

Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Total return with emphasis on current income, but also considering capital appreciation	MFS Total Return Bond Series (Initial Class) Massachusetts Financial Services Company (Adviser)	0.54%	-13.93%	0.19%	1.39%
Total return	MFS Utilities Series (Initial Class) Massachusetts Financial Services Company (Adviser)	0.79%	0.76%	9.00%	8.63%
Capital appreciation	MFS Value Series (Initial Class) Massachusetts Financial Services Company (Adviser)	0.72%	-5.91%	7.35%	11.05%
Capital appreciation	MFS Blended Research Small Cap Equity Portfolio (Initial Class) Massachusetts Financial Services Company (Adviser)	0.55%	-18.37%	5.41%	10.49%
Capital appreciation and current income	Morgan Stanley Variable Insurance Fund, Inc. Global Infrastructure Portfolio (Class I) Morgan Stanley Investment Management Inc. (Adviser)	1.41%	-8.02%	4.20%	6.52%
Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies	Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio (Class I) Morgan Stanley Investment Management Inc. (Adviser)	0.78%	-60.07%	4.25%	11.85%
Capital appreciation	TOPS Aggressive Growth ETF Portfolio (Class 1)(1) ValMark Advisers, Inc. (Adviser)	0.29%	-15.74%	5.12%	8.22%
Income and capital appreciation	TOPS Balanced ETF Portfolio (Class 1)(1) ValMark Advisers, Inc. (Adviser)	0.30%	-10.99%	3.18%	4.60%
Preserve capital and provide moderate income and moderate capital appreciation	TOPS Conservative ETF Portfolio (Class 1)(1) ValMark Advisers, Inc. (Adviser)	0.3%	-8.60%	2.71%	3.19%
Capital appreciation	TOPS Growth ETF Portfolio (Class 1)(1) ValMark Advisers, Inc. (Adviser)	0.30%	-14.55%	4.57%	7.06%
Capital appreciation	TOPS Moderate Growth ETF Portfolio (Class 1)(1) ValMark Advisers, Inc. (Adviser)	0.30%	-12.66%	4.03%	5.81%

Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Maximum real return, consistent with prudent investment management	PIMCO Commodity Real Return Strategy Portfolio (Institutional Class) Pacific Investment Management Company LLC (Adviser)	1.35%	8.79%	7.18%	-1.42%
Maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT All Asset Portfolio (Institutional Class) Pacific Investment Management Company LLC (Adviser)	1.495%	-11.66%	3.37%	3.41%
Maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio (Institutional Class) Pacific Investment Management Company LLC (Adviser)	0.62%	-11.77%	2.11%	1.05%
Seeks high current income. Capital growth is a secondary goal when consistent with achieving high current income	Putnam VT High Yield Fund (IA) Putnam Investment Management, LLC (Adviser)	0.46%	-11.37%	1.67%	3.48%
Long-term capital growth; income is a secondary objective	T. Rowe Price Blue Chip Growth Portfolio (Class I) T. Rowe Price Associates (Adviser)	0.85%	-38.51%	5.38%	11.94%
Long-term capital appreciation, using a fundamental approach to invest in growth-oriented companies at attractive valuation level	Vanguard VIF Capital Growth Portfolio The Vanguard Group, Inc. (Adviser)	0.34%	-15.48%	8.57%	13.75%
Long-term capital appreciation and income growth, with reasonable current income	Vanguard VIF Diversified Value Portfolio The Vanguard Group, Inc. (Adviser)	0.29%	-11.49%	8.08%	10.08%
Seeks to track the investment performance of the Standard & Poor’s 500 Index, an unmanaged benchmark representing U.S. large-capitalization stocks	Vanguard VIF Equity Index Portfolio The Vanguard Group, Inc. (Adviser)	0.14%	-18.23%	9.27%	12.40%
High and sustainable level of current income by investing primarily in below-investment-grade corporate securities offering attractive yields	Vanguard VIF High Yield Bond Portfolio The Vanguard Group, Inc. (Adviser)	0.25%	-9.23%	2.27%	3.64%
Long-term capital appreciation through broadly diversified exposure to the major equity markets outside the United States	Vanguard VIF International Portfolio The Vanguard Group, Inc. (Adviser)	0.41%	-30.12%	4.45%	7.58%

Investment Objective	Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks to track the investment performance of the CRSP US Mid Cap Index, an unmanaged benchmark representing medium-size U.S. firms	Vanguard VIF Mid-Cap Index Portfolio The Vanguard Group, Inc. (Adviser)	0.17%	-18.82%	7.18%	10.95%
Seeks to track the investment performance of the MSCI US REIT Index, which covers approximately two-thirds of the U.S. real estate investment trust (REIT) market	Vanguard VIF Real Estate Index Portfolio The Vanguard Group, Inc. (Adviser)	0..26%	-26.30%	3.69%	6.36%
Long-term capital appreciation by investing in a broad universe of small-company growth stocks	Vanguard VIF Small Company Growth Portfolio(2) The Vanguard Group, Inc. (Adviser)	0.29%	-25.35%	4.53%	10.06%
Seeks to track the investment performance of the Bloomberg Barclays U.S. Aggregate Float Adjusted Bond Index, an unmanaged benchmark representing the broad U.S. bond market	Vanguard VIF Total Bond Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.14%	-13.21%	-0.10%	0.92%
Seeks to track the investment performance of the Standard and Poor’s Total Market Index, an unmanaged benchmark representing the overall U.S. equity market	Vanguard VIF Total Stock Market Index Portfolio The Vanguard Group, Inc. (Adviser)	0.11%	-19.59%	8.55%	11.92%

(1)	The Fund operates as a fund of funds.
(2)	The Vanguard Group, Inc. has requested that the Company no longer make the Vanguard VIF Small Company Growth Portfolio available for new investments. Existing contract owners with allocation to the Vanguard VIF Small Company Growth Portfolio can continue to invest in the portfolio.
(3)	These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. The temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.
(4)	Effective May 1, 2022, these Funds are no longer available for new investments. Existing contract owners with allocation to these Funds can continue to invest in the portfolios.
(5)	Current expenses as of February 28, 2023.

APPENDIX B: EXAMPLES OF PARTIAL WITHDRAWALS AND FULL SURRENDER WITH APPLICATION OF SURRENDER CHARGE AND MARKET VALUE ADJUSTMENT.

The examples below illustrate partial withdrawals and a full surrender during the six years following allocation of a Purchase Payment. Partial withdrawals and full surrenders more than six years following allocation of a Purchase Payment will not be subject to a Surrender Charge but may be subject to a Market Value Adjustment.

Example 1: Partial Withdrawal with a Negative Market Value Adjustment (MVA)

Assume the following information as it relates to the Contract:

●	The Contract was issued with an initial deposit of $100,000.00.
●	The Contract Fee is 1.50%.
●	Money is allocated to the Variable Subaccounts and S&P 500 Risk Control Accounts.
●	There have been no additional Purchase Payments.
●	A gross withdrawal of $20,000.00 is taken 1.5 years after the Contract Issue Date. No other withdrawals have been previously taken.

Assume the following information as it relates to the Variable Subaccounts:

●	As of the withdrawal date, there are 1,012.09 Variable Subaccount Accumulation Units with an Accumulation Unit Value of $10.56.

Assume the following information as it relates to the Risk Control Accounts:

●	The S&P 500 Secure Risk Control Account has a 0.00% Index Rate Floor and a 7.00% Index Rate Cap.
●	The S&P 500 Growth Risk Control Account has a -10.00% Index Rate Floor and a 17.00% Index Rate Cap.
●	As of the withdrawal date, there are 5,940.59 S&P 500 Secure Risk Control Account Accumulation Credits.
●	As of the withdrawal date, there are 3,902.44 S&P 500 Growth Risk Control Account Accumulation Credits.
●	The Accumulation Credit Factor (P) at the start of the Risk Control Account Year immediately preceding the withdrawal for the S&P 500 Secure Risk Control Account is $10.1.
●	The Accumulation Credit Factor (P) at the start of the Risk Control Account Year immediately preceding the withdrawal for the S&P 500 Growth Risk Control Account is $10.25.
●	The S&P 500 Index value at the start of the Risk Control Account Year immediately preceding the withdrawal is 1000.00.
●	The S&P 500 Index value at the time of the withdrawal is 1200.00.
●	On the Risk Control Account Start Date, the interpolated 6-year Constant Maturity Treasury Rate (I) was 2.50% and the Bank of America/Merrill Lynch Index (K) was 1.00%.
●	At the time of the withdrawal the Constant Maturity Treasury Rate for the remaining Index period (J) is 2.90% and the Bank of America/Merrill Lynch Index (L) is 1.10%.

●	At the time of the withdrawal there are 4.50137 years remaining in the Risk Control Account Period (N).

We take the following steps to determine the net partial withdrawal amount (excluding taxes) payable to the Owner:

First, we calculate the Contract Value at the time of the withdrawal.

	(1)	(2)	(3)
Account	Units / Accumulation Credits	Unit Value / Accumulation Credit Factor	Contract Value at time of Withdrawal
Variable Subaccounts	1,012.09	$10.56	$10,687.67
S&P 500 Secure Risk Control Account	5,940.59	$10.731042	$63,748.72
S&P 500 Growth Risk Control Account	3,902.44	$11.915414	$46,499.19
Total			$120,935.58

(1), (2), (3)

The current Variable Subaccounts Value is 1,012.09 x $10.56 which equals $10,687.67.

The return of the Index is equal to the Closing Index Value divided by the Initial Index Value. The return of the S&P 500 Index is calculated to be 1.2 (1,200.00 / 1,000.00 - 1). This is greater than the (1 + Index Rate Cap) and above (1 + the Index Rate Floor) for both the S&P 500 Secure and Growth Accounts. Therefore, the Index rate of return is set to (1 + the Index Rate Cap) which equals 1.07 for the S&P 500 Secure Risk Control Account and 1.17 for the S&P 500 Growth Risk Control Account.

The Risk Control Account Daily Contract Fee is calculated as 1.50% divided by the number of days in the Risk Control Account Year multiplied by the Accumulation Credit Factor at the start of the Risk Control Account Year (1.50% / 365 x 10.1 for the S&P 500 Secure Risk Control Account and 1.50% / 365 x 10.25 for the S&P 500 Growth Risk Control Account).

The Accumulation Credit Factor is then calculated as (a) the Accumulation Credit Factor at the start of the Risk Control Account Year multiplied by (b) the Index rate of return less (c) the Risk Control Account Daily Contract Fee multiplied by the number of days that have passed since the last Risk Control Account Anniversary (i.e. a x b – c).

For the S&P 500 Secure Risk Control Account, this results in an Accumulation Credit Factor at the time of the withdrawal of $10.1 x 1.07 – ((1.50% / 365 x 10.1) x 183) which equals $10.731042. The current S&P 500 Secure Risk Control Account Contract Value is then calculated as 5,940.59 x $10.731042 which equals $63,748.72.

For the S&P 500 Growth Risk Control Account, this results in an Accumulation Credit Factor at the time of the withdrawal of $10.25 x 1.17 – ((1.50% / 365 x $10.25) x 183) which equals $11.915414. The current S&P 500 Growth Risk Control Account Contract Value is then calculated as 3,902.44 x $11.915414 which equals $46,499.19.

Next, we calculate the gross withdrawal from each account.

(4)
Account	Gross Withdrawal
Variable Subaccounts	$10,687.67
S&P 500 Secure Risk Control Account	$5,384.67
S&P 500 Growth Risk Control Account	$3,927.66
Total	$20,000.00

(4)

Withdrawal of Risk Control Account Value is not permitted while there is Variable Subaccount Value. Therefore, the withdrawal of $20,000.00 will first be taken from the Variable Subaccounts. The Variable Subaccount Value of $10,687.67 is insufficient to cover the gross withdrawal, and there is no Holding Account Value. Therefore, the remaining withdrawal of $9,312.33 will be taken Pro Rata from the Risk Control Accounts.

The Pro Rata withdrawal from the S&P 500 Secure Risk Control Account is the Contract Value in this account divided by the total S&P 500 Risk Control Account Contract Value multiplied by the Risk Control Account withdrawal. This is calculated as $63,748.72 / $110,247.91 x $9,312.33 which equals $5,384.67. The Pro Rata withdrawal from the S&P 500 Growth Risk Control Account is calculated the same way to be $46,499.19 / $110,247.91 x $9,312.33 which equals $3,927.66.

Next, we calculate the net withdrawal from each account.

	(5)	(6)	(7)	(8)	(9)
Account	Withdrawal Subject to MVA	MVA	Withdrawal Subject to Surrender Charge	Surrender Charge	Net Withdrawal
Variable Subaccounts	$0.00	$0.00	$687.67	$61.89	$10,625.78
S&P 500 Secure Risk Control Account	$5,384.67	($108.76)	$5,384.67	$484.62	$4,791.29
S&P 500 Growth Risk Control Account	$3,927.66	($73.51)	$3,927.66	$353.49	$3,501.66
Total	$9,312.33	($181.27)	$10,000.00	$900.00	$18,918.73

(5)

100% of the withdrawal from a Risk Control Account is subject to the MVA. The MVA does not apply to Variable Subaccounts.

(6)

The MVA equals (W/(C/P)) x (MVAF - 1), where W is the amount of withdrawal from the Risk Control Account Value, C is the Current Accumulation Credit Factor for the Risk Control Account, and P is Prior Accumulation Credit Factor for the Risk Control Account. At the time of the withdrawal there are 4.50137 years remaining in the Risk Control Account Period (N). Therefore, MVAF = ((1 + I + K)/(1 + J + L))^N = ((1 + 2.50% + 1.00%)/(1 + 2.90% + 1.10%))^4.50137 = 0.978540.

For the S&P 500 Secure Risk Control Account, the MVA is ($5,384.67 / ($10.731042 / $10.10) x (0.978540 - 1) which equals -$108.76. For the S&P 500 Growth Risk Control Account, the MVA is ($3,927.66 / ($11.915414 / $10.25) x (0.978540 - 1) which equals -$181.27.

(7)

The amount of the withdrawal that is free of Surrender Charges is equal to 10% of the Purchase Payments allocated in the preceding six years. Because there have been no additional Purchase Payments and no prior withdrawals, the amount of the withdrawal that is free of Surrender Charge at the time of the withdrawal is equal to 10% x $100,000.00 which equals $10,000.00. The gross withdrawal is $20,000.00, and Purchase Payments are withdrawn before earnings, so the amount of the withdrawal subject to a Surrender Charge is calculated as $20,000.00 - $10,000.00 which equals $10,000.00.

Withdrawals are first taken from the Variable Subaccounts, and because $10,000.00 is free of Surrender Charge, the Surrender Charge only applies to the remaining $687.67. There is no Surrender Charge free withdrawal amount remaining, so a Surrender Charge applies to the entire withdrawal from the Risk Control Accounts.

(8)

It has been more than one year but less than two years since the Purchase Payment was received so the applicable Surrender Charge percentage is 9.00%. This is multiplied by the amount of the withdrawal subject to a Surrender Charge to determine the Surrender Charge. For the Variable Subaccounts, the Surrender Charge is calculated as $687.67 x 9.00% which equals $61.89. For the S&P 500 Secure Risk Control Account, the Surrender Charge is calculated as $5,384.68 x 9.00% which equals $484.62. For the S&P 500 Growth Risk Control Account, the Surrender Charge is calculated as $3,927.66 x 9.00% which equals $353.49.

(9)

The net withdrawal is equal to the gross withdrawal plus the Market Value Adjustment less the Surrender Charge. For the Variable Subaccounts, the net withdrawal is calculated as $10,687.67 + $0.00 - $61.89 which equals $10,625.78. For the S&P 500 Secure Risk Control Account, the net withdrawal is calculated as $5,384.67 + -$108.76 - $484.62 which equals $4,791.29. For the S&P 500 Growth Risk Control Account, the net withdrawal is calculated as $3,927.66 + -$181.27 - $353.49 which equals $3,501.66. The total net withdrawal is the sum of the three accounts, $18,918.73.

Next, we calculate the Accumulation Units, Accumulation Credits, and Contract Value remaining after the withdrawal.

	(10)	(11)
Account	Units / Accumulation Credits After Withdrawal	Contract Value after Withdrawal
Variable Subaccounts	0.00	$0.00
S&P 500 Secure Risk Control Account	5,438.81	$58,364.10
S&P 500 Growth Risk Control Account	3,572.81	$42,571.51
Total		$100,935.61

(10)

The number of Accumulation Units/Accumulation Credits remaining after the withdrawal is equal to the number of Accumulation Units/Accumulation Credits prior to the withdrawal minus the result of the gross withdrawal from the account divided by the Accumulation Unit Value/Accumulation Credit Factor as of the withdrawal date. For the Variable Subaccounts, this is calculated as 1,012.09 - ($10,687.67 / $10.56) which equals 0.00. For the S&P 500 Secure Risk Control Account, this is calculated as 5,940.59 - ($5,384.67 / $10.7310742) which equals 5,438.81. For the S&P 500 Growth Risk Control Account, this is calculated as 3,902.44 - ($3,927.66 / $11.915414) which equals 3,572.81.

(11)

The Contract Value remaining after the withdrawal is equal the Accumulation Unit Value/Accumulation Credit Factor as of the withdrawal date multiplied by the number of Accumulation Units/Accumulation Credits after the withdrawal. For the Variable Subaccounts, this is calculated as $10.56 x 0.00 which equals $0.00. For the S&P 500 Secure Risk Control Account, this is calculated as $10.731042 x 5,438.81 which equals $58,365.23. For the S&P 500 Growth Risk Control Account, this is calculated as $11.915414 x 3,572.81 which equals $42,571.51. The total Contract Value after the withdrawal is the sum of the three accounts, $100,935.61.

Example 2: Partial Withdrawal with a Positive MVA

Assume the following information as it relates to the Contract:

●	The Contract was issued with an initial deposit of $100,000.00.

●	The Contract Fee is 1.50%.

●	Money is allocated to the Variable Subaccounts and S&P 500 Risk Control Accounts.

●	There have been no additional Purchase Payments.

●	A gross withdrawal of $20,000.00 is taken 1.5 years after the Contract Issue Date. No other withdrawals have been previously taken.

Assume the following information as it relates to the Variable Subaccounts:

●	As of the withdrawal date, there are 1,012.09 Variable Subaccount Accumulation Units with an Accumulation Unit Value of $10.56.

Assume the following information as it relates to the Risk Control Accounts:

●	The S&P 500 Secure Risk Control Account has a 0.00% Index Rate Floor and a 7.00% Index Rate Cap.
●	The S&P 500 Growth Risk Control Account has a -10.00% Index Rate Floor and a 17.00% Index Rate Cap.
●	As of the withdrawal date, there are 5,940.59 S&P 500 Secure Risk Control Account Accumulation Credits.
●	As of the withdrawal date, there are 3,902.44 S&P 500 Growth Risk Control Account Accumulation Credits.
●	The Accumulation Credit Factor (P) at the start of the Risk Control Account Year immediately preceding the withdrawal for the S&P 500 Secure Risk Control Account is $10.1.
●	The Accumulation Credit Factor (P) at the start of the Risk Control Account Year immediately preceding the withdrawal for the S&P 500 Growth Risk Control Account is $10.25.
●	The S&P 500 Index value at the start of the Risk Control Account Year immediately preceding the withdrawal is 1000.00.
●	The S&P 500 Index value at the time of the withdrawal is 1200.00.
●	On the Risk Control Account Start Date, the interpolated 6-year Constant Maturity Treasury Rate (I) was 2.50% and the Bank of America/Merrill Lynch Index (K) was 1.00%.
●	At the time of the withdrawal the Constant Maturity Treasury Rate for the remaining Index period (J) is 2.10% and the Bank of America/Merrill Lynch Index (L) is 0.90%.
●	At the time of the withdrawal there are 4.50137 years remaining in the Risk Control Account Period (N).

We take the following steps to determine the net partial withdrawal amount (excluding taxes) payable to the Owner:

First, we calculate the Contract Value at the time of the withdrawal.

	(1)	(2)	(3)
Account	Units / Accumulation Credits	Unit Value / Accumulation Credit Factor	Contract Value at time of Withdrawal
Variable Subaccounts	1,012.09	$10.56	$10,687.67
S&P 500 Secure Risk Control Account	5,940.59	$10.731042	$63,748.72
S&P 500 Growth Risk Control Account	3,902.44	$11.915414	$46,499.19
Total			$120,935.58

(1), (2), (3)

The current Variable Subaccounts Value is 1,012.09 x $10.56 which equals $10,687.67.

The return of the Index is equal to the Closing Index Value divided by the Initial Index Value.

The return of the S&P 500 Index is calculated to be 1.2 (1,200.00 / 1,000.00). This is greater than (1 + the Index Rate Cap) and above (1+ the Index Rate Floor) for both the S&P 500 Secure and Growth Accounts. Therefore, the Index rate of return is set to (1 + the Index Rate Cap) which equals 1.07 for the S&P 500 Secure Risk Control Accounts and 1.17 for the S&P 500 Growth Risk Control Account.

The Risk Control Account Daily Contract Fee is calculated as 1.50% divided by the number of days in the Risk Control Account Year, multiplied by the Accumulation Credit Factor at the start of the Risk Control Account Year (1.50% / 365 x 10.1 for the S&P 500 Secure Risk Control Account and 1.50% / 365 x 10.25 for the S&P 500 Growth Risk Control Account).

The Accumulation Credit Factor is then calculated as (a) the Accumulation Credit Factor at the start of the Risk Control Account Year multiplied by (b) the Index rate of return less (c) the Risk Control Account Daily Contract Fee multiplied by the number of days that have passed since the last Risk Control Account Anniversary (i.e. a x b – c).

For the S&P 500 Secure Risk Control Account, this results in an Accumulation Credit Factor at the time of the withdrawal of $10.1 x 1.07 – ((1.50% x 365 x 10.1) x 183) which equals $10.731042. The current S&P 500 Secure Risk Control Account Contract Value is then calculated as 5,940.59 x $10.731042 which equals $63,748.72.

For the S&P 500 Growth Risk Control Account, this results in an Accumulation Credit Factor at the time of the withdrawal of $10.25 x ( 1.17 – ((1.50% / 365 x $10.25) x 183 which equals $11.915414. The current S&P 500 Growth Risk Control Account Contract Value is then calculated as 3,902.44 x $11.915414 which equals $46,499.19.

Next, we calculate the gross withdrawal from each account.

(4)
Account	Gross Withdrawal
Variable Subaccounts	$10,687.67
S&P 500 Secure Risk Control Account	$5,384.67
S&P 500 Growth Risk Control Account	$3,927.66
Total	$20,000.00

(4)

Withdrawal of Risk Control Account Value is not permitted while there is Variable Subaccount Value. Therefore, the withdrawal of $20,000.00 will first be taken from the Variable Subaccounts. The Variable Subaccount Value of $10,687.67 is insufficient to cover the gross withdrawal, and there is no Holding Account Value. Therefore, the remaining withdrawal of $9,312.33 will be taken Pro Rata from the Risk Control Accounts.

The Pro Rata withdrawal from the S&P 500 Secure Risk Control Account is the Contract Value in this account divided by the total S&P 500 Risk Control Account Contract Value multiplied by the Risk Control Account withdrawal. This is calculated as $63,748.72 / $110,247.91 x $9,312.33 which equals $5,384.67. The Pro Rata withdrawal from the S&P 500 Growth Risk Control Account is calculated the same way to be $46,499.19 / $110,247.91 x $9,312.33 which equals $3,927.66.

Next, we calculate the net withdrawal from each account.

	(5)	(6)	(7)	(8)	(9)
Account	Withdrawal Subject to MVA	MVA	Withdrawal Subject to Surrender Charge	Surrender Charge	Net Withdrawal
Variable Subaccounts	$0.00	$0.00	$687.67	$61.89	$10,625.78
S&P 500 Secure Risk Control Account	$5,384.67	$111.69	$5,384.67	$484.62	$5,011.74
S&P 500 Growth Risk Control Account	$3,927.66	$74.46	$3,927.66	$353.49	$3,648.63
Total	$9,312.33	$186.15	$10,000.00	$900.00	$19,286.15

(5)

100% of the withdrawal from a Risk Control Account is subject to the MVA. The MVA does not apply to Variable Subaccounts.

(6)

The MVA equals (W/(C/P)) x (MVAF - 1), where W is the amount of withdrawal from the Risk Control Account Value, C is the Current Accumulation Credit Factor for the Risk Control Account, and P is Prior Accumulation Credit Factor for the Risk Control Account. At the time of the withdrawal there are 4.50137 years remaining in the Risk Control Account Period (N). Therefore, MVAF = ((1 + I + K)/(1 + J + L))^N = ((1 + 2.50% + 1.00%)/(1 + 2.10% + 0.90%))^4.50137 = 1.022038.

For the S&P 500 Secure Risk Control Account, the MVA is ($5,384.67 / ($10.731042 / $10.100000) x (1.022038 - 1) which equals $111.69. For the S&P 500 Growth Risk Control Account, the MVA is ($3,927.66 / ($11.915414 / $10.25) x (1.022038 - 1) which equals $74.46.

(7)

The amount of the withdrawal that is free of Surrender Charges is equal to 10% of the Purchase Payments allocated in the preceding six years. Because there have been no additional Purchase Payments and no prior withdrawals, the amount of the withdrawal that is free of Surrender Charge at the time of the withdrawal is equal to 10% x $100,000.00 which equals $10,000.00. The gross withdrawal is $20,000.00, and Purchase Payments are withdrawn before earnings, so the amount of the withdrawal subject to a Surrender Charge is calculated as $20,000.00 - $10,000.00 which equals $10,000.00.

Withdrawals are first taken from the Variable Subaccounts, and because $10,000.00 is free of Surrender Charge, the Surrender Charge only applies to the remaining $687.67. There is no Surrender Charge free withdrawal amount remaining, so a Surrender Charge applies to the entire withdrawal from the Risk Control Accounts.

(8)

It has been more than one year but less than two years since the Purchase Payment was received so the applicable Surrender Charge percentage is 9.00%. This is multiplied by the amount of the withdrawal subject to a Surrender Charge to determine the Surrender Charge. For the Variable Subaccounts, the Surrender Charge is calculated as $687.67 x 9.00% which equals $61.89. For the S&P 500 Secure Risk Control Account, the Surrender Charge is calculated as $5,384.67 x 9.00% which equals $484.62. For the S&P 500 Growth Risk Control Account, the Surrender Charge is calculated as $3,927.66 x 9.00% which equals $353.49.

(9)

The net withdrawal is equal to the gross withdrawal plus the Market Value Adjustment less the Surrender Charge. For the Variable Subaccounts, the net withdrawal is calculated as $10,687.67 + $0.00 - $61.89 which equals $10,625.78. For the S&P 500 Secure Risk Control Account, the net withdrawal is calculated as $5,384.67 + $111.69 - $484.62 which equals $5,011.74. For the S&P 500 Growth Risk Control Account, the net withdrawal is calculated as $3,927.66 + $74.46 - $353.49 which equals $3,648.63. The total net withdrawal is the sum of the three accounts, $19,286.15.

Next, we calculate the Accumulation Units, Accumulation Credits, and Contract Value remaining after the withdrawal.

	(10)	(11)
Account	Units / Accumulation Credits After Withdrawal	Contract Value after Withdrawal
Variable Subaccounts	0.00	$0.00
S&P 500 Secure Risk Control Account	5,438.81	$58,364.10
S&P 500 Growth Risk Control Account	3,572.82	$42,571.51
Total		$100,935.61

(10)

The number of Accumulation Units/Accumulation Credits remaining after the withdrawal is equal to the number of Accumulation Units/Accumulation Credits prior to the withdrawal minus the result of the gross withdrawal from the account divided by the Accumulation Unit Value/Accumulation Credit Factor as of the withdrawal date. For the Variable Subaccounts, this is calculated as 1,012.09 - ($10,687.67 / $10.56) which equals 0.00. For the S&P 500 Secure Risk Control Account, this is calculated as 5,940.59 - ($5,384.67 / $10.731042) which equals 5,438.81. For the S&P 500 Growth Risk Control Account, this is calculated as 3,902.44 - ($3,927.66 / $11.915414) which equals 3,572.81.

(11)

The Contract Value remaining after the withdrawal is equal the Accumulation Unit Value/Accumulation Credit Factor as of the withdrawal date multiplied by the number of Accumulation Units/Accumulation Credits after the withdrawal. For the Variable Subaccounts, this is calculated as $10.56 x 0.00 which equals $0.00. For the S&P 500 Secure Risk Control Account, this is calculated as $10.731042 x 5,438.81 which equals $58,364.10. For the S&P 500 Growth Risk Control Account, this is calculated as $11.915414 x 3,572.81 which equals $42,571.51. The total Contract Value after the withdrawal is the sum of the three accounts, $100,935.61.

Example 3: Full Surrender of Contract with a Negative MVA

Assume the following information as it relates to the Contract:

●	The Contract was issued with an initial deposit of $100,000.00.

●	The Contract Fee is 1.50%.

●	Money is allocated to the Variable Subaccounts and S&P 500 Risk Control Accounts.

●	There have been no additional Purchase Payments.

●	A full surrender is taken 1.5 years after the Contract Issue Date. No other withdrawals have been previously taken.

Assume the following information as it relates to the Variable Subaccounts:

●	As of the withdrawal date, there are 1,012.09 Variable Subaccount Accumulation Units with an Accumulation Unit Value of $10.56.

Assume the following information as it relates to the Risk Control Accounts:

●	The S&P 500 Secure Risk Control Account has a 0.00% Index Rate Floor and a 7.00% Index Rate Cap.
●	The S&P 500 Growth Risk Control Account has a -10.00% Index Rate Floor and a 17.00% Index Rate Cap.
●	As of the withdrawal date, there are 5,940.59 S&P 500 Secure Risk Control Account Accumulation Credits.
●	As of the withdrawal date, there are 3,902.44 S&P 500 Growth Risk Control Account Accumulation Credits.
●	The Accumulation Credit Factor (P) at the start of the Risk Control Account Year immediately preceding the withdrawal for the S&P 500 Secure Risk Control Account is $10.1.
●	The Accumulation Credit Factor (P) at the start of the Risk Control Account Year immediately preceding the withdrawal for the S&P 500 Growth Risk Control Account is $10.25.
●	The S&P 500 Index value at the start of the Risk Control Account Year immediately preceding the withdrawal is 1000.00.
●	The S&P 500 Index value at the time of the withdrawal is 1200.00.
●	On the Risk Control Account Start Date, the interpolated 6-year Constant Maturity Treasury Rate (I) was 2.50% and the Bank of America/Merrill Lynch Index (K) was 1.00%.
●	At the time of the withdrawal the Constant Maturity Treasury Rate for the remaining Index period (J) is 2.90% and the Bank of America/Merrill Lynch Index (L) is 1.10%.
●	At the time of the withdrawal there are 4.50137 years remaining in the Risk Control Account Period (N).

We take the following steps to determine the Surrender Value (excluding taxes) payable to the Owner:

First, we calculate the Contract Value at the time of the withdrawal.

	(1)	(2)	(3)
Account	Units / Accumulation Credits	Unit Value / Accumulation Credit Factor	Contract Value at time of Withdrawal
Variable Subaccounts	1,012.09	$10.56	$10,687.67
S&P 500 Secure Risk Control Account	5,940.59	$10.731042	$63,748.72
S&P 500 Growth Risk Control Account	3,902.44	$11.915414	$46,499.19
Total			$120,935.58

(1), (2), (3)

The current Variable Subaccounts Value is 1,012.09 x $10.56 which equals $10,687.67.

The return of the Index is equal to the Closing Index Value divided by the Initial Index Value. The return of the S&P 500 Index is calculated to be 1.2 (1,200.00 / 1,000.00). This is greater than (1 + the Index Rate Cap) and above (1 + the Index Rate Floor) for both the S&P 500 Secure and Growth Accounts. Therefore, the Index rate of return is set to (1 + the Index Rate Cap), which equals 1.07 for the S&P 500 Secure Risk Control Account and 1.17% for the S&P 500 Growth Risk Control Account.

The Risk Control Account Daily Contract Fee is calculated as 1.50% divided by the number of days in the Risk Control Account Year multiplied by the Accumulation Credit Factor at the start of the Risk Control Account Year (1.50% / 365 x 10.1 for the S&P 500 Secure Risk Control Account and 1.50% / 365 x 10.25 for the S&P 500 Growth Risk Control Account).

The Accumulation Credit Factor is then calculated as (a) the Accumulation Credit Factor at the start of the Risk Control Account Year multiplied by (b) the Index rate of return less (c) the Risk Control Account Daily Contract Fee multiplied by the number of days that have passed since the last Risk Control Account Anniversary (i.e. a x b – c).

For the S&P 500 Secure Risk Control Account, this results in an Accumulation Credit Factor at the time of the withdrawal of $10.1 x 1.07 – ((1.50% x 365 x 1.1) x 183) which equals $10.731042. The current S&P 500 Secure Risk Control Account Contract Value is then calculated as 5,940.59 x $10.731042 which equals $63,748.72.

For the S&P 500 Growth Risk Control Account, this results in an Accumulation Credit Factor at the time of the withdrawal of $10.25 x 1.17 – ((1.50% x 365 x 10.25) x 183) which equals $11.915414. The current S&P 500 Growth Risk Control Account Contract Value is then calculated as 3,902.44 x $11.915414 which equals $46,499.19.

Next, we calculate the gross withdrawal from each account.

(4)
Account	Gross Withdrawal
Variable Subaccounts	$10,687.67
S&P 500 Secure Risk Control Account	$63,748.72
S&P 500 Growth Risk Control Account	$46,499.19
Total	$120,935.58

(4)

Withdrawal of Risk Control Account Value is not permitted while there is Variable Subaccount Value. Therefore, the surrender is assumed to come from the Variable Subaccounts first and then from the Risk Control Accounts. Because this is a full surrender, the entire Contract Value will be withdrawn from each account.

Next, we calculate the net withdrawal from each account.

	(5)	(6)	(7)	(8)	(9)
Account	Withdrawal Subject to MVA	MVA	Withdrawal Subject to Surrender Charge	Surrender Charge	Net Withdrawal
Variable Subaccounts	$0.00	$0.00	$687.67	$61.89	$10,625.78
S&P 500 Secure Risk Control Account	$63,748.72	($1,287.59)	$51,643.13	$4,647.88	$57,813.25
S&P 500 Growth Risk Control Account	$46,499.19	($858.39)	$37,669.20	$3,390.23	$42,250,57
Total	$110,247.91	($2,145.98)	$90,000.00	$8,100.00	$110,689.60

(5)

100% of the withdrawal from a Risk Control Account is subject to the MVA. The MVA does not apply to Variable Subaccounts.

(6)

The MVA equals (W/(C/P)) x (MVAF - 1), where W is the amount of withdrawal from the Risk Control Account Value, C is the Current Accumulation Credit Factor for the Risk Control Account, and P is Prior Accumulation Credit Factor for the Risk Control Account. At the time of the withdrawal there are 4.50137 years remaining in the Risk Control Account Period (N). Therefore, MVAF = ((1 + I + K)/(1 + J + L))^N = ((1 + 2.50% + 1.00%)/(1 + 2.90% + 1.10%))^4.50137 = 0.978540.

For the S&P 500 Secure Risk Control Account, the MVA is ($63,748.72 / ($10.731042 / $10.1) x (0.978540 - 1) which equals -$1,287.59. For the S&P 500 Growth Risk Control Account, the MVA is ($46,499.19 / ($11.915414 / $10.25) x (0.978540 - 1) which equals -$858.39.

(7)

The amount of the withdrawal that is free of Surrender Charges is equal to 10% of the Purchase Payments allocated within the preceding six years. Because there have been no additional Purchase Payments and no prior withdrawals, the amount of the withdrawal that is free of Surrender Charge at the time of the withdrawal is equal to 10% x $100,000.00 which equals $10,000.00. The Purchase Payment within the preceding six years is $100,000.00, so the amount of the withdrawal subject to a Surrender Charge is calculated as $100,000.00 - $10,000.00 which equals $90,000.00.

Withdrawals are first taken from the Variable Subaccounts, and because $10,000.00 is free of Surrender Charge, the Surrender Charge only applies to the remaining $687.67. There is no Surrender Charge free withdrawal amount remaining, so a Surrender Charge applies to the Pro Rata withdrawal of the remaining Purchase payments subject to a Surrender Charge from the Risk Control Accounts. The remaining purchase Payments subject to a Surrender Charge is equal to the withdrawal subject to a Surrender Charge less the withdrawal from the Variable Subaccount subject to a surrender Charge, calculated as $90,000 - $687.67 which equals $89,312.33.

The Pro Rata withdrawal from the S&P 500 Secure Risk Control Account that is subject to a Surrender Charge is equal to the withdrawal from the S&P 500 Secure Risk Control Account divided by the total withdrawal from the S&P 500 Risk Control Account multiplied by the remaining Purchase Payments subject to a Surrender Charge. This is calculated as $63,748.72 / $110,247.91 x $89,312.33 = $51,643.13.

The Pro Rata withdrawal from the S&P 500 Growth Risk Control Account that is subject to a Surrender Charge is equal to the withdrawal from the S&P 500 Growth Risk Control Account divided by the total withdrawal from the S&P 500 Risk Control Account multiplied by the remaining Purchase Payments subject to a Surrender Charge. This is calculated as $46,499.19 / $110,247.91 x $89,312.33 = $37,669.20.

(8)

It has been more than one year but less than two years since the Purchase Payment was received so the applicable Surrender Charge percentage is 9.00%. This is multiplied by the amount of the withdrawal subject to a Surrender Charge to determine the Surrender Charge. For the Variable Subaccounts, the Surrender Charge is calculated as $687.67 x 9.00% which equals $61.89. For the S&P 500 Secure Risk Control Account, the Surrender Charge is calculated as $51,643.13 x 9.00% which equals $4,647.88. For the S&P 500 Growth Risk Control Account, the Surrender Charge is calculated as $37,669.20 x 9.00% which equals $3,390.23.

(9)

The net withdrawal is equal to the gross withdrawal plus the Market Value Adjustment less the Surrender Charge. For the Variable Subaccounts, the net withdrawal is calculated as $10,687.67 + $0.00 - $61.89 which equals $10,625.78. For the S&P 500 Secure Risk Control Account, the net withdrawal is calculated as $63,748.72 + -$1,287.59 - $4,647.88 which equals $57,813.25. For the S&P 500 Growth Risk Control Account, the net withdrawal is calculated as $46,499.19 + -$858.39 - $3,390.23 which equals $42,250.57. The total net withdrawal is the sum of the three accounts, $110,689.60.

Next, we calculate the Accumulation Units, Accumulation Credits, and Contract Value remaining after the withdrawal.

	(10)	(11)
Account	Units / Accumulation Credits After Withdrawal	Contract Value after Withdrawal
Variable Subaccounts	0.00	$0.00
S&P 500 Secure Risk Control Account	0.00	$0.00
S&P 500 Growth Risk Control Account	0.00	$0.00
Total		$0.00

(10)

The number of Accumulation Units/Accumulation Credits remaining after the withdrawal is equal to the number of Accumulation Units/Accumulation Credits prior to the withdrawal minus the result of the gross withdrawal from the account divided by the Accumulation Unit Value/Accumulation Credit Factor as of the withdrawal date. For the Variable Subaccounts, this is calculated as 1,012.09 - ($10,687.67 / $10.56) which equals 0.00. For the S&P 500 Secure Risk Control Account, this is calculated as 5,940.59 - ($63,748.72 / $10.731042) which equals 0.00. For the S&P 500 Growth Risk Control Account, this is calculated as 3,902.44 - ($46,499.19 / $11.915414) which equals 0.00.

(11)

Following the surrender of the Contract, there is no Contract Value remaining because there are no Accumulation Units or Accumulation Credits remaining.

APPENDIX C: STATE VARIATIONS

The following information is a summary of the states where certain features or benefits of the TruStage™ Horizon II Annuity (f/k/a MEMBERS® Horizon II Flexible Premium Deferred Variable and Index Linked Annuity) Contracts vary from the features and benefits previously described in this Prospectus. Please contact your financial professional for more information about variations and availability in your state.

States where certain TruStage™ Horizon II Annuity features or benefits vary:

State	Feature or Benefit	Variation
Arizona	See “Right to Examine” under “Getting Started – The Accumulation Period”	If your age as of the Contract Issue Date is at least 65 years old, you must return your Contract within 30 days of receipt.
California	See “Owner” under “Getting Started – The Accumulation Period” See “Right to Examine” under “Getting Started – The Accumulation Period” See “Waiver of Surrender Charges” under “Fees and Expenses”

The Owner has the right to assign the Contract.

If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if your age as of the Contract Issue Date is at least 60 years old and you only allocated your Purchase Payments to the money market fund option.

If your age as of the Contract Issue Date is at least 60 years old, you must return your Contract within 30 days of receipt.

“Nursing Home or Hospital” is replaced with “Facility Care, Home Care, or Community-Based Services”. There is no minimum confinement period to utilize this waiver. The Facility Care or Home Care and Terminal Illness waivers apply to full surrenders only, not partial withdrawals.

Connecticut	See “Right to Examine” under “Getting Started – The Accumulation Period” See “Waiver of Surrender Charges” under “Fees and Expenses”

If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals.

You must return your Contract within 10 days of receipt, including replacement contracts.

There is a one-year wait before the waiver of surrender charge provisions may be exercised.

Delaware	See “Right to Examine” under “Getting Started – The Accumulation Period”	You must return your Contract within 10 days of receipt (20 days if it is a replacement contract).

C-1

State	Feature or Benefit	Variation
Florida	See “Owner” under “Getting Started – The Accumulation Period” See “Right to Examine” under “Getting Started – The Accumulation Period” See “Payout Date” under “Income Payments – The Payout Period”

The Owner has the right to assign the Contract.

You must return your Contract within 21 days of receipt (30 days if it is a replacement contract).

The requested Payout Date must be at least one year after the Contract Issue Date.

Georgia	See “Right to Examine” under “Getting Started – The Accumulation Period”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals.
Hawaii	See “Right to Examine” under “Getting Started – The Accumulation Period”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
Illinois	See definition of Terminally Ill and Terminal Illness in “Glossary”	Terminally Ill, Terminal Illness – A life expectancy of 24 months or less due to any illness or accident.
Idaho	See “Right to Examine” under “Getting Started – The Accumulation Period”

If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals.

You must return your Contract within 20 days of receipt, including replacement contracts.

Indiana	See “Right to Examine” under “Getting Started – The Accumulation Period”

If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was a replacement, not new money.

You must return your Contract within 10 days of receipt (20 days if it is a replacement contract).

Kansas	See definition of Terminally Ill and Terminal Illness in “Glossary”	Terminally Ill, Terminal Illness – A life expectancy of 24 months or less due to any illness or accident.
Louisiana	See “Right to Examine” under “Getting Started – The Accumulation Period”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.

C-2

State	Feature or Benefit	Variation
Maryland	See “Right to Examine” under “Getting Started – The Accumulation Period”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
Massachusetts

See definition of Terminally Ill and Terminal Illness in “Glossary”

See “Right to Examine” under “Getting Started – The Accumulation Period”

See “Waiver of Surrender Charges” under “Fees and Expenses”

See “Terms of Income Payments” under “Income Payments – The Payout Period”

See “Misstatement of Age or Gender” under “Other Information”

Terminally Ill, Terminal Illness – A life expectancy of 24 months or less due to any illness or accident.

If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals.

You must return your Contract within 10 days of receipt (20 days if it is a replacement contract).

There is no Nursing Home or Hospital waiver. The Terminal Illness waiver applies to full surrenders only, not partial withdrawals.

Income Options are not based on gender. The amount of each payment depends on all the items listed other than gender.

Income Options are not based on gender. Only proof of age is required for misstatement; proof of gender is not.

Minnesota	See “Right to Examine” under “Getting Started – The Accumulation Period”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was a replacement, not new money.
Mississippi	See “Right to Examine” under “Getting Started – The Accumulation Period”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
Montana	See “Terms of Income Payments” under “Income Payments – The Payout Period” See “Misstatement of Age or Gender” under “Other Information”

Income Options are not based on gender. The amount of each payment depends on all the items listed other than gender.

Income Options are not based on gender. Only proof of age is required for misstatement; proof of gender is not.

Nebraska	See “Right to Examine” under “Getting Started – The Accumulation Period”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
Nevada	See “Right to Examine” under “Getting Started – The Accumulation Period”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals.

C-3

State	Feature or Benefit	Variation
New Jersey	See “Purchase Payment” under “Allocating Your Purchase Payment” See “Waiver of Surrender Charges” under “Fees and Expenses”	We reserve the right, in our sole discretion, to refuse additional Purchase Payments. This refusal cannot be before the 5th Contract Anniversary. There is no Terminal Illness waiver.
New Hampshire	See “Right to Examine” under “Getting Started – The Accumulation Period”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
North Carolina	See “Right to Examine” under “Getting Started – The Accumulation Period”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
North Dakota	See “Right to Examine” under “Getting Started – The Accumulation Period”	You must return your Contract within 20 days of receipt (30 days if it is a replacement contract).
Oklahoma	See “Right to Examine” under “Getting Started – The Accumulation Period”

If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals.

You must return your Contract within 10 days of receipt (20 days if it is a replacement contract).

Pennsylvania	See “Right to Examine” under “Getting Started – The Accumulation Period” See “Waiver of Surrender Charges” under “Fees and Expenses”

You must return your Contract within 10 days of receipt (30 days if it is an external replacement contract and 45 days if it is an internal replacement contract).

“Terminal Illness” is replaced with “Terminal Condition”. The minimum consecutive day confinement is 90 days for a Nursing Home and 30 days for a Hospital.

Rhode Island	See “Right to Examine” under “Getting Started – The Accumulation Period”

If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.

You must return your Contract within 20 days of receipt (30 days if it is a replacement contract).

C-4

State	Feature or Benefit	Variation
South Carolina	See “Right to Examine” under “Getting Started – The Accumulation Period”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
Tennessee	See “Right to Examine” under “Getting Started – The Accumulation Period”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was a replacement, not new money.
Texas	See “Owner” under “Getting Started – The Accumulation Period” See “Right to Examine” under “Getting Started – The Accumulation Period” See “Waiver of Surrender Charges” under “Fees and Expenses”

The Owner has the right to assign the Contract.

You must return your Contract within 20 days of receipt (30 days if it is a replacement contract).

“Terminal Illness” is replaced with “Terminal Disability”.

Utah	See “Owner” under “Getting Started – The Accumulation Period” See “Right to Examine” under “Getting Started – The Accumulation Period”	The Owner has the right to assign the Contract. If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals.
Vermont	See “Right to Examine” under “Getting Started – The Accumulation Period”	If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals if the source of your initial Purchase Payments was new money, not a replacement.
Washington	See “Right to Examine” under “Getting Started – The Accumulation Period” See “Waiver of Surrender Charges” under “Fees and Expenses”

If the Purchase Payments exceed the Contract Value, the refund will be your Purchase Payments less withdrawals.

You must return your Contract within 10 days of receipt (20 days if it is a replacement contract).

The life expectancy to utilize the Terminal Illness waiver is 24 months.

Wisconsin	See “Owner” under “Getting Started – The Accumulation Period”	The Owner has the right to assign the Contract.

C-5

Registration statements relating to this offering have been filed with the Securities and Exchange Commission (“SEC”). The statement of additional information (“SAI”) dated May 1, 2023, relating to the variable annuity portion of the Contract, is part of a registration statement filed on Form N-4. The SAI contains additional information about MEMBERS Life Insurance Company, the MEMBERS Horizon Variable Separate Account, and the Contracts. The SAI is available free of charge. You may request a copy of the SAI or make inquiries regarding your Contract by writing to our Administrative Office at 2000 Heritage Way, Waverly, Iowa 50677, or by calling 1-800-798-5500. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The SAI is incorporated by reference into this Prospectus.

Reports and other information about MEMBERS Life Insurance Company and the MEMBERS Horizon Variable Separate Account, including the SAI, may be obtained from the Commission’s Internet site at http://www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by emailing the Commission at publicinfo@sec.gov.

Dealer Prospectus Delivery Obligations

All dealers that effect transactions in these securities are required to deliver a Prospectus.

C000205472

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2023

For

TRUSTAGE™ HORIZON II ANNUITY

(F/K/A MEMBERS® HORIZON II FLEXIBLE PREMIUM DEFERRED VARIABLE AND
INDEX LINKED ANNUITY)

(a combination variable and index-linked deferred annuity contract)

Issued through MEMBERS Horizon Variable Separate Account

Offered by

MEMBERS LIFE INSURANCE COMPANY

2000 Heritage Way
Waverly, Iowa 50677-9202

(800) 798-5500

This Statement of Additional Information (“SAI”) is not a Prospectus. It should be read in conjunction with the Prospectus for the TruStage™ Horizon II Annuity (f/k/a MEMBERS® Horizon II Flexible Premium Deferred Variable and Index Linked Annuity) Contract (the “Contract”), dated May 1, 2023 (as amended from time to time). The Prospectus provides detailed information concerning the Contract, which is offered by MEMBERS Life Insurance Company (the “Company,” “we,” “us,” or “our”), and the Investment Options available thereunder.

Capitalized terms used in this SAI that are not otherwise defined have the meanings set forth in the Prospectus.

A copy of the Prospectus is available free of charge by writing to the Company’s Administrative Office (2000 Heritage Way, Waverly, Iowa 50677-9202), by calling 1-800-798-5500 toll free, or by contacting your financial professional.

MEMBERS LIFE INSURANCE COMPANY

The depositor for the MEMBERS Horizon Variable Separate Account (a “Variable Separate Account”) and the Risk Control Separate Account, MEMBERS Life Insurance Company (the “Company”), is a wholly-owned indirect subsidiary of CMFG Life Insurance Company (“CMFG Life”) and a direct wholly-owned subsidiary of CUNA Mutual Investment Corporation (“CMIC”). The Company was formed by CMFG Life on February 27, 1976, as a stock life insurance company under the laws of the State of Wisconsin for the purpose of writing credit disability insurance. The original name of the Company was CUDIS Insurance Society, Inc. On August 3, 1989, the Company’s name changed to CUMIS Life Insurance, Inc., and was subsequently changed to its current name on January 1, 1993. League Life Insurance Company (Michigan) merged into the Company on January 1, 1992, and MEMBERS Life Insurance Company (Texas) merged into the Company on January 1, 1993. The Company re-domiciled from Wisconsin to Iowa on May 3, 2007. The Company is 100% owned by CMIC, which is in turn 100% owned by CMFG Life. On February 17, 2012, the Company’s Articles of Incorporation were amended and restated to change the Company’s purpose to be the writing of any and all of the lines of insurance and annuity business authorized by Iowa Code Chapter 508 and any other line of insurance or annuity business authorized by the laws of the State of Iowa. Currently, the Company has no employees.

CMFG Life is a stock insurance company organized on May 20, 1935, and domiciled in Iowa. CMFG Life is one of the world’s largest direct underwriters of credit life and disability insurance, and is a major provider of qualified pension products to credit unions. CMFG Life and its affiliated companies currently offer deferred and immediate annuities, individual term and permanent life insurance, and accident and health insurance. In 2012, CMFG Life was reorganized as a wholly-owned subsidiary of CUNA Mutual Financial Group, Inc. which is a wholly-owned subsidiary of CUNA Mutual Holding Company, a mutual insurance holding company organized under the laws of the State of Iowa.

The Company is authorized to sell life, health, and annuity policies in all states in the U.S. and the District of Columbia, except New York. As of December 31, 2022 and 2021, the Company had more than $346 million and $387 million in admitted assets and more than $681 million and $376 million of life insurance in force, respectively. Currently, the Company services existing blocks of individual and group life policies. In addition, in August 2013, the Company began issuing a single premium deferred index annuity under the name “MEMBERS® Zone Annuity.” In July 2016, the Company began issuing a flexible premium deferred variable and index-linked annuity contract under the name MEMBERS® Horizon Flexible Premium Deferred Variable and Index Linked Annuity. In December 2018, the Company began issuing a flexible premium variable and index-linked annuity contract under the name TruStage™ Horizon II Annuity (f/k/a MEMBERS® Horizon II Flexible Premium Deferred Variable and Index Linked Annuity) Contract. In August 2019, the Company began issuing a single premium deferred index annuity under the name TruStage™ Zone Income Annuity (f/k/a CUNA Mutual Group Zone Income Annuity). In July 2021, the Company began issuing a single premium deferred index annuity under the name TruStage™ ZoneChoice Annuity (f/k/a CUNA Mutual Group ZoneChoice Annuity).

ADDITIONAL CONTRACT PROVISIONS

The Contract

The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.

PRINCIPAL UNDERWRITER

We offer the Contract on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. CUNA Brokerage Services, Inc. (“CBSI”) serves as principal underwriter (or distributor) for the Contract. CBSI is a Wisconsin corporation and its home office is located at 2000 Heritage Way, Waverly, Iowa 50677. CBSI is our indirect, wholly-owned subsidiary, and is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, as amended, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc.

CBSI enters into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services. Registered representatives of other selling firms are appointed as our insurance agents. CBSI also offered securities to customers through CBSI registered representatives until May 2022. The majority of these former CBSI registered representatives, which primarily include employees of CBSI’s affiliates or the credit union where their FINRA registered branch is located, registered with LPL through an agreement with CBSI. LPL is one of the selling firms.

Selling firms pay their registered representatives a portion of the commissions received for their sales of the Contract. Registered representatives may also be eligible for various cash benefits and non-cash compensation programs, such as conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, where sales of the Contract help such registered representatives qualify. We may pay certain selling firms additional amounts for promoting the Contract and/or educating their registered representatives about the Contract. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

CBSI received sales compensation with respect to certain combination variable and index-linked deferred annuity contracts funded through the Variable Separate Account in the following amounts during the periods indicated:

Fiscal Year	Aggregate Amount of Commissions Paid to CBSI	Aggregate Amount of Commissions Retained by CBSI After Payments to its Registered Persons and Selling Firms
2022	$4,000,229	$941,284
2021	$9,650,617	$3,045,141
2020	$5,557,681	$1,771,418

In addition to the compensation paid for sales of the Contracts, we pay compensation when an Owner annuitizes all or a portion of his or her Contract and elects a life contingent annuity payout after the first Contract Year.

INCOME PAYMENTS

We use fixed rates of interest to determine the amount of income payments payable under the Income Payout Options. Income Payout Options offered under your Contract are described in the “Income Payout Options” in the Prospectus. Income Payout Options on a variable basis are not offered under your Contract.

RESOLVING MATERIAL CONFLICTS

The Funds are offered through other separate accounts affiliated with us, and directly to employee benefit plans affiliated with us. We do not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interest of the Variable Separate Account and one or more of the other separate accounts in which these Funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of owners of other types of contracts issued by us. Material conflicts could also arise between the interests of Owners (or owners of other types of contracts issued by us) and the interests of participants in employee benefit plans invested in the Funds. If a material conflict occurs, we will take steps to protect Owners and variable annuity Payees, including withdrawal of the Variable Separate Account from participation in the Fund(s) involved in the conflict.

OTHER INFORMATION

A registration statement on Form N-4 (the “Registration Statement”) has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contract discussed in this SAI. Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the Prospectus filed with the SEC.

The Variable Separate Account and Risk Control Separate Account were each established as a separate account of MEMBERS Life Insurance Company on June 8, 2015.

CUSTODIAN

The Company is the custodian for the shares of the underlying Funds owned by the Variable Separate Account.

EXPERTS

The financial statements of each of the Subaccounts comprising MEMBERS Horizon Variable Separate Account included in the SAI dated May 1, 2023, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report. Such financial statements are included in reliance upon the report of such firm given their authority as experts in accounting and auditing.

The statutory basis financial statements of MEMBERS Life Insurance Company included in the SAI and elsewhere in the Registration Statement dated May 1, 2023, have been audited by Deloitte & Touche LLP, independent auditor, as stated in their report. Such report expresses an unmodified opinion on such financial statements prepared in accordance with the accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division, and which expresses an adverse opinion that the statutory basis financial statements are not fairly presented in accordance with accounting principles generally accepted in the United States of America as the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. Such financial statements have been so included in reliance upon the report of such firm given their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 111 S. Wacker Dr., Chicago, Illinois 60606.

MEMBERS LIFE INSURANCE COMPANY FINANCIAL STATEMENTS

The Company’s financial statements should be distinguished from the financial statements of the Variable Separate Account, and you should consider the Company’s financial statements only as bearing on the Company’s ability to meet its obligations under your Contract. The Company’s financial statements are located in the Prospectus dated May 1, 2023.

MEMBERS HORIZON VARIABLE SEPARATE ACCOUNT FINANCIAL STATEMENTS

The statement of assets and liabilities for each of the subaccounts of the Variable Separate Account as of December 31, 2022 and the related statements of operations and of changes in net assets for each of the periods presented appear on the following pages.

MEMBERS Life Insurance Company

Statutory Basis Financial Statements

as of December 31, 2022 and 2021

and for the Three Years in the Period Ended

December 31, 2022, Supplemental Schedules

as of and for the Year Ended December 31, 2022

and Independent Auditor’s Report

INDEPENDENT AUDITOR’S REPORT

Audit Committee and Stockholder of

MEMBERS Life Insurance Company

Waverly, Iowa

Opinions

We have audited the statutory basis financial statements of MEMBERS Life Insurance Company (the “Company”), which comprise the statutory basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2022 and 2021, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2022, and the related notes to the statutory basis financial statements (collectively referred to as the “statutory basis financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the statutory basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division, described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory basis financial statements, the statutory basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Iowa Department of Commerce, Insurance Division. The effects on the statutory basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

As discussed in Note 1 to the statutory basis financial statements, the results of the Company may not be indicative of those of a stand-alone entity, as the Company is a member of a controlled group of affiliated companies. Our opinion is not modified with respect to this matter.

Responsibilities of Management for the Statutory Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory basis financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory basis financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error, and design and perform audit procedure responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory basis financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory basis financial statements.

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2022 audit was conducted for the purpose of forming an opinion on the 2022 statutory basis financial statements as a whole. The supplemental schedule of selected financial data, reinsurance contract interrogatories, and supplemental investment risks interrogatories as of and for the year ended December 31, 2022, are presented for purposes of additional analysis and are not a required part of the 2022 statutory basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2022 statutory basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory basis financial statements or to the statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2022 statutory basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP

March 15, 2023

MEMBERS Life Insurance Company
Statutory Basis Statements of Admitted Assets, Liabilities and Capital and Surplus
December 31, 2022 and 2021
($ in 000s)

Admitted Assets	2022	2021

Cash and invested assets
Bonds and notes	$45,855	$27,450
Cash and cash equivalents	47,772	38,725

Total cash and invested assets	93,627	66,175

Accrued investment income	539	216
Federal income taxes recoverable from affiliate	16	43
Net deferred tax asset	505	563
Amounts due from reinsurers	21,993	25,030
Receivables from affiliates	45	308
Other assets	14	10
Separate account assets	229,659	294,305

Total admitted assets	$346,398	$386,650

Liabilities and Capital and Surplus
Liabilities
Reinsurance payable	$18,442	$21,558
Payable to affiliates	25,569	21,606
Commissions, expenses, taxes, licenses, and fees accrued	2,757	2,379
Asset valuation reserve	68	18
Other liabilities	22,548	23,360
Transfers to (from) separate accounts	(4,695)	(12,213)
Separate account liabilities	229,659	294,305

Total liabilities	294,348	351,013

Capital and surplus
Capital
Common stock, $5 par value, 1,000 shares
issued and outstanding	5,000	5,000
Paid-in capital	51,170	31,153
Unassigned surplus (deficit)	(4,120)	(516)

Total capital and surplus	52,050	35,637

Total liabilities and capital and surplus	$346,398	$386,650

See accompanying notes to statutory basis financial statements	4

MEMBERS Life Insurance Company
Statutory Basis Statements of Operations
Years Ended December 31, 2022, 2021, and 2020
($ in 000s)

	2022	2021	2020
Income
Reinsurance commissions	$163,472	$169,103	$103,297
Net investment income	1,679	748	1,017
Other income (loss)	(4,244)	32,689	31,596

Total income	160,907	202,540	135,910

Benefits and expenses
General insurance expenses	75,646	62,147	45,029
Insurance taxes, licenses, fees, and commissions	87,648	107,116	58,279
Net transfers to (from) separate accounts	(4,074)	32,291	31,908

Total benefits and expenses	159,220	201,554	135,216

Income before federal income tax expense and net realized capital gains (losses)	1,687	986	694
Federal income tax expense	1,142	1,668	256

Income (loss) before net realized capital gains (losses)	545	(682)	438
Net realized capital gains (losses), excluding gains transferred to IMR, net of tax expense (2022 - $5; 2021 - $21; 2020 - $100) excluding taxes transferred to IMR (2022 - $0; 2021 - $0; 2020- $0)	(5)	(21)	(241)

Net income (loss)	$540	$(703)	$197

See accompanying notes to statutory basis financial statements	5

MEMBERS Life Insurance Company
Statutory Basis Statements of Changes in Capital and Surplus
Years Ended December 31, 2022, 2021, and 2020
($ in 000s)

	2022	2021	2020

Capital and surplus at beginning of year	$35,637	$40,700	$39,989
Additions (deductions)
Net income (loss)	540	(703)	197
Change in net deferred income tax	1,769	2,100	241
Change in nonadmitted assets	(5,863)	(6,442)	233
Change in asset valuation reserve	(50)	(18)	40
Capital contribution from parent, net of tax	20,017	-	-

Net additions (deductions)	16,413	(5,063)	711

Capital and surplus at end of year	$52,050	$35,637	$40,700

See accompanying notes to statutory basis financial statements	6

MEMBERS Life Insurance Company
Statutory Basis Statements of Cash Flows
Years Ended December 31, 2022, 2021, and 2020
($ in 000s)

	2022	2021	2020

Cash from operating activities
Premiums and other considerations	$(3,115)	$14,161	$(7,537)
Net investment income received	1,461	802	1,191
Reinsurance commissions	163,472	169,103	103,297
Other income	2,855	20,389	25,668
Policy and contract benefits and dividends paid	(3,866)	151	187
Operating expenses paid	(158,638)	(164,222)	(94,087)
Federal income taxes received (paid)	(1,120)	1,546	(141)
Net transfers from (to) separate accounts	11,592	(35,088)	(34,175)

Net cash provided by (used in) operating activities	12,641	6,842	(5,597)

Cash from investing activities

Proceeds from investments sold, matured or repaid
Bonds and notes	1,198	2,820	11,864
Miscellaneous proceeds	7	-	-

Total investment proceeds	1,205	2,820	11,864

Cost of investments acquired
Bonds and notes	-	-	7,951
Miscellaneous applications	-	7	-

Total investments acquired	-	7	7,951

Net cash provided by investing activities	1,205	2,813	3,913

Cash from financing and miscellaneous activities
Net deposits (withdrawals) on deposit-type contracts	(126)	(65)	(26)
Other cash provided (used)	(4,673)	2,725	(917)

Net cash provided by (used in) financing
and miscellaneous activities	(4,799)	2,660	(943)

Net change in cash and cash equivalents	9,047	12,315	(2,627)
Cash and cash equivalents at the beginning of the year	38,725	26,410	29,037

Cash and cash equivalents at the end of the year	$47,772	$38,725	$26,410

Supplemental disclosure of non-cash transactions
Net cash paid (received) to (from) affiliate for income taxes	$1,120	$(1,546)	$141
Capital contribution of securities from parent	19,680	-	-

See accompanying notes to statutory basis financial statements	7

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Note 1: Nature of Business

MEMBERS Life Insurance Company (“MEMBERS Life” or the “Company” or “MLIC”) is a stock life and health insurance company organized under the laws of Iowa and a wholly-owned subsidiary of CUNA Mutual Investment Corporation (“CMIC”). CMIC is organized under the laws of Wisconsin and is a wholly-owned subsidiary of CMFG Life Insurance Company (“CMFG Life”), an Iowa life insurance company. CMFG Life and its affiliated companies primarily sell insurance and other products to credit unions and consumers. The Company’s ultimate parent is CUNA Mutual Holding Company (“CMHC”), a mutual insurance holding company organized under the laws of Iowa.

The Company began selling a single premium deferred index annuity contract in 2013, a flexible premium deferred variable and index-linked annuity contract in 2016, a single premium deferred modified guaranteed index annuity contract in 2019, and a single premium deferred index-linked interest options annuity contract (collectively the “registered index annuities”) and whole life insurance policies in 2021. Products are sold to consumers, including credit union members, through face-to-face and call center distribution channels. The Company has reinsurance agreements under which it cedes 100% of its business to CMFG Life. See Note 7, Reinsurance, for information on the Company’s reinsurance agreements.

The Company is authorized to sell life, health and annuity policies in all states in the U.S. and the District of Columbia, except New York. All premiums of the Company are generated in the United States with a significant portion in Texas, Michigan, Georgia, California, Florida and Pennsylvania. All annuity deposits of the Company are received in the United States with a significant portion in Pennsylvania, Florida, North Carolina, California, Wisconsin and Michigan.

The accompanying statutory basis financial statements reflect various transactions and balances with the Company’s affiliates. See Note 6, Related Party Transactions, for a description of the significant transactions. While the Company believes that these transactions were at reasonable terms, the results of operations of the Company may have materially differed had these transactions been consummated with unrelated parties.

Note 2: Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory basis financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division (“Insurance Department”), which differ in some respects from accounting principles generally accepted in the United States of America (“GAAP”).

Prescribed statutory accounting practices are practices incorporated directly or by reference in state laws, regulations and general administrative rules and are applicable to all insurance enterprises domiciled in a particular state. The Insurance Department has identified the Accounting Practices and Procedures Manual (“APPM”), as promulgated by the Insurance Department, as a source of prescribed statutory accounting practices for insurers domiciled in Iowa. Permitted statutory accounting practices encompass all accounting practices not prescribed by the NAIC and are approved by the insurance department of the insurer’s state of domicile. The Company does not utilize any permitted practices.

8

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

GAAP/Statutory Accounting Differences

The following summary identifies the significant differences between the accounting practices prescribed or permitted by the Insurance Department and GAAP:

“Nonadmitted assets” (principally a portion of deferred taxes, certain non-affiliated accounts receivable and commission receivable accounts, the interest maintenance reserve and debit suspense balances) are excluded from the statutory basis statements of admitted assets, liabilities and capital and surplus through a direct charge to unassigned surplus. Under GAAP, nonadmitted assets are presented in the balance sheet, net of any valuation allowance.

Investments in bonds and notes are generally carried at amortized cost, while under GAAP, they are carried at either amortized cost or fair value based on their classification according to the Company’s ability and intent to hold or trade the securities.

For statutory accounting, after an other-than-temporary impairment of bonds, other than loan-backed securities, is recorded, the fair value of the other-than-temporarily impaired bond, other than loan-backed securities, becomes its new cost basis. If the bond is a loan-backed or structured security, it is considered to be other-than-temporarily impaired when the amortized cost exceeds the present value of cash flows expected to be collected and its value is not expected to recover through the Company’s holding period. The amount of the other-than-temporary impairment recognized in net income as a realized loss equals the difference between the investment’s amortized cost basis and its expected cash flows. For GAAP, an impairment is based on the net present value of expected cash flows if the Company intends to hold the security until it has recovered, and an impairment is recorded as a valuation allowance.

Policy reserves, which are 100% ceded to CMFG Life, are established based on mortality and interest assumptions prescribed by state statutes, without consideration for withdrawals, which may differ from reserves established for GAAP using assumptions with respect to mortality, interest, expense, and withdrawals that are based on company experience and expectations.

The Company cedes 100% of its annuity business to its parent, CMFG Life, which is accounted for as reinsurance ceded under statutory accounting. These contracts are accounted for as investment-type contracts under GAAP; as such, deposits are not reported as revenues for GAAP. Consequently, deposit accounting is used to account for the reinsurance agreement for GAAP.

Under both GAAP and statutory accounting, deferred federal income taxes are provided for unrealized capital gains or losses on investments and the temporary differences between the reporting and tax bases of assets and liabilities; however, there are limits as to the amount of deferred tax assets that may be reported as admitted assets under statutory accounting. Further, the change in deferred taxes is recognized as an adjustment to unassigned surplus under statutory accounting. For GAAP, changes in deferred taxes related to revenue and expense items are recorded in the statements of operations and comprehensive income. A federal income tax provision is required on a current basis only for the statutory basis statements of operations.

The asset valuation reserve (“AVR”), a statutory only reserve established by formula for the purpose of stabilizing the surplus of the Company against fluctuations in the fair value of certain invested assets, is recorded as a liability by a direct charge to unassigned surplus for statutory accounting. Such a reserve is not recorded under GAAP.

For statutory reporting, the interest maintenance reserve (“IMR”) defers recognition of interest rate-related gains and losses resulting from the disposal of investment securities and amortizes them into income over the remaining contractual maturities of those securities; under GAAP, such gains and losses are recognized in income immediately.

Amounts due from reinsurers for their share of ceded reserves are netted against the reserves rather than shown as assets as under GAAP.

9

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Deposits, surrenders, and benefits on certain annuities, including those recorded in the separate accounts, are recorded in the statutory basis statements of operations, while such deposits and benefits are credited or charged directly to the policyholder account balances under GAAP. As a result, under GAAP, revenues on these types of contracts are composed of contract charges and fees, which are recognized when assessed against the account balance. Under GAAP, amounts collected are credited directly to policyholder account balances, and the benefits and claims on these contracts that are charged to expense only include benefits incurred in the period in excess of related policyholder account balances.

The registered index annuities are reported as separate account products for statutory reporting. For GAAP, only the variable annuity component of the flexible premium variable and index-linked deferred annuity is reported as a separate account product, with the other related assets and liabilities reported in the general account because criteria for separate account reporting are not met. The criteria are that funds must be invested at the direction of the contract holder and investment results must be passed through to the contract holder.

Comprehensive income and its components are not presented in the statutory basis financial statements, whereas under GAAP, comprehensive income is presented and changes in comprehensive income are reflected in accumulated other comprehensive income, a component of stockholder’s equity.

The statutory basis statements of cash flows are presented in the required statutory format. Under GAAP, the indirect method for the statements of cash flows requires a reconciliation of net income to net cash provided by operating activities.

Use of Estimates

The preparation of the statutory basis financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the statutory basis financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and, in some cases, the difference could be material. Investment valuations, policy reserve valuations, determination of other-than-temporary impairments (“OTTI”), deferred tax asset valuation reserves and reinsurance balances are most affected by the use of estimates and assumptions.

Investments

Investments are valued as prescribed by the NAIC.

Bonds and notes: Bonds and notes with an NAIC designation of 1 through 5 are generally stated at amortized cost. Bonds and notes with an NAIC designation of 6 are stated at the lower of amortized cost or fair value. Loan-backed securities may be carried at the lower of amortized cost or fair value if they receive an initial rating of 6 under the multiple-designation methodology. Prepayment assumptions for loan-backed securities are obtained from historical industry prepayment averages, industry survey values or internal estimates to determine the effective yield. Changes in the anticipated prepayments are incorporated when determining statement values. Changes in estimated cash flows from the previous assumptions are accounted for using the prospective method.

Net investment income: Investment income is recognized on an accrual basis. Investment income reflects amortization of premiums and accretion of discounts on an effective-yield basis using expected cash flows.

Net realized capital gains (losses): Realized capital gains and losses on the sale of investments are determined based upon the specific identification method and are recorded on the trade date.

10

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Cash and Cash Equivalents

Cash includes unrestricted deposits in financial institutions. Cash equivalents include money market mutual funds and investments with maturities at the date of purchase of 90 days or less and are reported at carrying value, which approximates amortized cost. Money market mutual funds are valued based on the closing price as of December 31.

Income Tax

Deferred income taxes are recognized, subject to an admissibility test for deferred tax assets, and represent the future tax consequences attributable to differences between the statutory basis financial statement carrying amount of assets and liabilities and their respective tax bases. Gross deferred tax assets are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized. See Note 5, Income Tax, for the components of the admissibility test used to calculate the admitted deferred tax assets. Recorded deferred tax amounts are adjusted to reflect changes in income tax rates and other tax law provisions as they are enacted. The net change in deferred taxes is recorded directly to unassigned surplus.

The Company is subject to tax-related audits. The Company accounts for any federal and foreign tax contingent liabilities in accordance with Statement of Statutory Accounting Principles (“SSAP”) No. 5R, Liabilities, Contingencies and Impairments of Assets as modified by SSAP No. 101, Income Taxes, and any state and other tax contingent liabilities in accordance with SSAP No. 5R.

Reinsurance

Reinsurance premiums, claims and benefits, commission expense reimbursements, and reserves related to reinsured business ceded are accounted for on a basis consistent with the accounting for the underlying direct policies issued and the terms of the reinsurance contracts. Premiums and benefits ceded to other companies have been reported as reductions of premium income and benefits in the accompanying statutory basis statements of operations. Policy and claim reserves are reported net of unbilled reinsurance recoverables. The Company has evaluated its reinsurance contracts and determined that all significant contracts transfer the underlying economic risk of loss. CMFG Life, which is a related party, is the only reinsurer and there is no concern of default on reinsurance receivable balances as CMFG Life is highly rated and well capitalized.

Separate Accounts

The Company issues registered index annuities, the assets and liabilities of which are legally segregated and reflected in the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus as assets and liabilities of the separate accounts. All separate account assets and liabilities are ceded to CMFG Life on a coinsurance basis except the variable annuity of the flexible premium variable and index-linked deferred annuities that are ceded on a modified coinsurance basis and the related assets and liabilities are retained in the Company’s separate account.

Separate account assets for the variable annuity component of the flexible premium variable and index-linked deferred annuity are stated at fair value. Separate account liabilities are accounted for in a manner similar to other policy reserves. Separate account premium deposits, benefit expenses and contract fee income for investment management and policy administration are reflected by the Company in the accompanying statutory basis statements of operations.

The variable annuity contract holders of the flexible premium variable and index-linked deferred annuity are able to invest in investment funds managed for their benefit. All of the flexible premium variable and index-linked deferred annuity separate account assets are invested in unit investment trusts that are registered with the Securities and Exchange Commission as of December 31, 2022 and 2021.

11

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

CMFG Life, on behalf of MEMBERS Life, invests the single premium deferred index annuity, single premium deferred index-linked interest options annuity, single premium deferred modified guaranteed index annuity and flexible premium deferred variable premiums for the benefit of the contract holder. The single premium deferred index, single premium deferred modified guaranteed index and flexible premium variable and index-linked deferred annuities have two risk control accounts, referred to as the Secure and Growth Accounts; the Secure Account has a yearly credited interest rate floor of 0% and the yearly Growth Account floor is -10%. The Secure and Growth Accounts both have credited interest rate caps that vary with issuance. The single premium deferred index-linked interest options annuity has risk control accounts, with either caps and floors or participation rates and buffers applied based on the performance of an external index. For positive index performance, accounts with caps limit the interest credited to the policyholder at the cap; accounts with participation rates credit the full index performance multiplied by the participation rate to the policyholder. For negative index performance, floors represent the maximum negative interest credited a policyholder can receive, while the buffer represents the maximum negative index return for an interest term that will not result in negative interest credited to the contract. Interest is credited at the end of each contract year during the selected index term based on the allocation between risk control accounts and the performance of an external index during that contract year. At the end of the initial index term, only the Secure Account will be available as an option to the policyholder.

Policy and Contract Claim Reserves

Liabilities established for unpaid benefits for life insurance contracts represent the estimated amounts required to cover the ultimate cost of settling reported and incurred but unreported losses. These estimates are adjusted in the aggregate for ultimate loss expectations based on historical experience patterns and current economic trends. Any change in the probable ultimate liabilities, which might arise from new information emerging, is reflected in the statutory basis statements of operations in the period the change is determined to be necessary. Such adjustments could be material.

The policy and contract claim reserves are 100% ceded to CMFG Life.

Policy Reserves

Life insurance reserves: Traditional life insurance reserves are computed on either the net level reserve basis or the Commissioner’s Reserve Valuation Method (“CRVM”) basis dependent on product type and issue date using the applicable mortality table.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium beyond the date of death. Surrender values are not promised in excess of legally computed reserves.

Extra premiums are charged for substandard lives, plus the gross premium for a rated age. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, plus one-half of the extra premium charge for the year.

Tabular interest, tabular less actual reserves released, tabular cost and tabular interest on funds not involving life contingencies have all been determined by formulas prescribed by the Insurance Department.

Individual annuity reserves: Policyholder reserves related to individual annuity contracts are computed using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”), along with Valuation Manual (“VM”) 21, for equity indexed annuities and variable annuities, during the contract accumulation period and the present value of future payments for contracts that have annuitized. Policy reserves related to the registered index annuities contracts are computed using CARVM, along with Actuarial Guideline (“AG”) 33 and 35 and VM 21 for policies greater than ten days after issue; for the first ten days, the reserve is equal to the return of premium. A reserve floor for all deferred annuities is set equal to the cash surrender value. The policy reserves are 100% ceded to CMFG Life.

12

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Liability for Deposit-Type Contracts

The Company recognizes a liability for policyholder deposits that are not subject to policyholder mortality or longevity risk at the stated account value. The account value equals the sum of the original deposit plus accumulated interest, less any withdrawals and expense charges. Such deposits primarily represent annuity contracts without life contingencies.

The liability for deposit-type contracts is 100% ceded to CMFG Life.

Statutory Valuation Reserves

The IMR is maintained for the purpose of stabilizing the surplus of the Company against gains and losses on sales of investments that are primarily attributable to changing interest rates. The interest rate-related gains and losses are deferred and amortized into income over the remaining lives of the securities sold. If the IMR is calculated to be a net asset, it is nonadmitted.

The AVR is a formulaic reserve for fluctuations in the values of invested assets, primarily bonds and notes, mortgage loans, common stocks and limited partnerships. Changes in the AVR are charged or credited directly to unassigned surplus.

Other Liabilities

The Company issues the registered index annuities on the 10th and 25th of each month. The Company recognizes a liability on contracts for which it has received cash, but has not issued a contract.  Other liabilities primarily consist of these customer funds pending completion of the policy issuance process. The customer funds are released from other liabilities when the policy application is completed.

13

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Note 3: Investments

Bonds and Notes

The statement value, which generally represents amortized cost, gross unrealized gains and losses and fair value of investments in bonds and notes at December 31, 2022 are as follows:

		Gross	Gross
	Statement	Unrealized	Unrealized
	Value	Gains	Losses	Fair Value

U.S. government and agencies	$8,724	$-	$(1,817)	$6,907
Industrial and miscellaneous	27,887	-	(1,434)	26,453
Residential mortgage-backed securities	625	-	(56)	569
Commercial mortgage-backed securities	3,863	-	(257)	3,606
Non-mortgage asset-backed securities	4,756	-	(175)	4,581

Total bonds and notes	$45,855	$-	$(3,739)	$42,116

The statement value, which generally represents amortized cost, gross unrealized gains and losses, and fair value of investments in bonds and notes at December 31, 2021 are as follows:

		Gross	Gross
	Statement	Unrealized	Unrealized
	Value	Gains	Losses	Fair Value

U.S. government and agencies	$8,729	$1,090	$-	$9,819
Industrial and miscellaneous	14,939	654	(232)	15,361
Residential mortgage-backed securities	830	34	-	864
Commercial mortgage-backed securities	1,953	-	(37)	1,916
Non-mortgage asset-backed securities	999	2	-	1,001

Total bonds and notes	$27,450	$1,780	$(269)	$28,961

14

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

The statement value and fair value of bonds and notes at December 31, 2022, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Because of the potential for prepayment on residential mortgage-backed, commercial mortgage-backed and non-mortgage asset-backed securities, such securities have not been classified by expected maturity in the table below by contractual maturity.

	Statement
	Value	Fair Value

Due in one year or less	$1,998	$1,981
Due after one year through five years	14,611	14,244
Due after five years through ten years	11,278	10,228
Due after ten years	8,724	6,907
Residential mortgage-backed securities	625	569
Commercial mortgage-backed securities	3,863	3,606
Non-mortgage asset-backed securities	4,756	4,581

Total bonds and notes	$45,855	$42,116

Cash and Cash Equivalents

The details of cash and cash equivalents as of December 31 are as follows:

	2022	2021

Cash equivalents	$42,915	$37,939
Cash	4,857	786

Total cash and cash equivalents	$47,772	$38,725

Net Investment Income

Sources of net investment income for the years ended December 31 are as follows:

	2022	2021	2020

Bonds and notes	$1,064	$792	$954
Cash and cash equivalents	693	12	116

Gross investment income	1,757	804	1,070
Less investment expenses	78	56	53

Net investment income	$1,679	$748	$1,017

15

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Investment expenses are charged by a related party for investment management fees and include interest, salaries, brokerage fees and securities’ custodial fees.

Due and accrued investment income over 90 days past due is excluded from the statutory basis statements of admitted assets, liabilities, and capital and surplus as a nonadmitted asset. There was no accrued investment income excluded at December 31, 2022 or 2021 on this basis.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) for the years ended December 31 are summarized as follows:

	2022	2021	2020

Gross gains from sales of bonds and notes	$-	$-	$1
Other	-	-	(142)

Realized capital gains (losses) before taxes and transfer to IMR	-	-	(141)
Tax on realized capital gains (losses)	(5)	(21)	(100)

Net realized capital gains (losses)	$(5)	$(21)	$(241)

There were no sales of bonds and notes in 2022 or 2021. Proceeds from the sale of bonds and notes were $2,002 in 2020.

Other-Than-Temporary Investment Impairments

Investment securities are reviewed for OTTI on an ongoing basis. The Company creates a watchlist of securities based primarily on the fair value of an investment security relative to its amortized cost. When the fair value drops below the Company’s amortized cost, the Company monitors the security for OTTI. The determination of OTTI requires significant judgment on the part of the Company and depends on several factors, including, but not limited to:

●	The existence of any plans to sell the investment security.
●	The extent to which fair value is less than statement value.
●	The underlying reason for the decline in fair value (credit concerns, interest rates, etc.).
●	The financial condition and near-term prospects of the issuer/borrower, including the ability to meet contractual obligations, relevant industry trends and conditions and cash flow analysis.
●	For mortgage-backed and structured securities, the Company’s intent and ability to retain its investment for a period of time sufficient to allow for an anticipated recovery in fair value.
●	The Company’s ability to recover all amounts due according to the contractual terms of the agreements.
●	The Company’s collateral position, in the case of bankruptcy or restructuring.

16

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

A bond or note is considered to be other-than-temporarily impaired when the fair value is less than the amortized cost basis and its value is not expected to recover through the Company’s holding period. When this occurs, the Company records a realized capital loss equal to the difference between the amortized cost and fair value. The fair value of the other-than-temporarily impaired security becomes its new amortized cost. If the bond is a loan-backed or structured security, it is considered to be other-than-temporarily impaired when the amortized cost exceeds the present value of cash flows expected to be collected and its value is not expected to recover through the Company’s holding period. The amount of the OTTI recognized in the Statutory Basis Statement of Operations as a realized loss equals the difference between the investment’s amortized cost basis and its expected cash flows.

Management believes it has made an appropriate provision for other-than-temporarily impaired securities owned at December 31, 2022 and 2021. Future declines in fair value may result in additional OTTI. Additional OTTI will be recorded as appropriate and as determined by the Company’s regular monitoring procedures of additional facts. In light of the variables involved, such additional OTTI could be significant.

The Company did not recognize any OTTI on mortgage-backed and structured securities during 2022, 2021 and 2020 caused by an intent to sell or lack of intent and ability to hold until recovery of the amortized cost basis.

Net Unrealized Capital Gains (Losses)

Information regarding the Company’s bonds and notes with unrealized losses at December 31, 2022 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

	Months in Unrealized Loss Position
	Less Than		Twelve		Total
	Twelve Months		Months or Greater		December 31, 2022
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

U.S. government and agencies	$6,907	$(1,817)	$-	$-	$6,907	$(1,817)
Industrial and miscellaneous	20,846	(361)	5,607	(1,073)	26,453	(1,434)
Residential mortgage-backed securities	569	(56)			569	(56)
Commercial mortgage-backed securities	1,906	(28)	1,700	(229)	3,606	(257)
Non-mortgage asset-backed securities	4,581	(175)			4,581	(175)

Total bonds and notes	$34,809	$(2,437)	$7,307	$(1,302)	$42,116	$(3,739)

At December 31, 2022, the Company owned 37 securities with a fair value of $42,116 in an unrealized loss position. The Company owned 7 industrial and miscellaneous securities and one commercial mortgage-backed security of $1,073 and $229, respectively, in unrealized loss positions greater than twelve months. The aggregate severity of unrealized losses for bonds and notes with a loss period of 12 months or greater is approximately 15.1% of amortized cost. All the securities with unrealized losses as of December 31, 2022 are rated “investment grade” based on having an NAIC rating of 1 or 2.

17

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Information regarding the Company’s bonds and notes with unrealized losses at December 31, 2021 is presented below, segregated between those that have been in a continuous unrealized loss position for less than twelve months and those that have been in a continuous unrealized loss position for twelve or more months.

	Months in Unrealized Loss Position
	Less Than		Twelve		Total
	Twelve Months		Months or Greater		December 31
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Industrial and miscellaneous	$-	$-	$4,742	$(232)	$4,742	$(232)
Commercial mortgage-backed securities	1,916	(37)	-	-	1,916	(37)

Total bonds and notes	$1,916	$(37)	$4,742	$(232)	$6,658	$(269)

At December 31, 2021, the Company owned six securities with a fair value of $6,658 in an unrealized loss position. The Company owned five industrial and miscellaneous securities and one commercial mortgage-backed security with an unrealized loss of $232 and $37, respectively. All the securities with unrealized losses as of December 31, 2021 are rated “investment grade” based on having an NAIC rating of 1 or 2.

Restricted Assets

Iowa law requires that assets equal to a life insurer’s legal reserve must be designated for the Insurance Department for the protection of all policyholders. At December 31, 2022 and 2021, securities with admitted asset values of $45,905 and $27,500, respectively, were on deposit with government authorities as required by law to satisfy regulatory requirements. These holdings as a percentage of total assets and total admitted assets were 13% and 13%, respectively, as of December 31, 2022 and 7% and 7%, respectively, as of December 31, 2021.

Investment Credit Risk

The Company maintains a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards, and review procedures to mitigate credit risk.

Note 4: Fair Value

The Company uses fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, such as insurance policy liabilities other than deposit-type contracts, are excluded from the fair value disclosure requirements. The Company uses fair value measurements obtained using observable inputs or internally determined estimates to estimate fair value.

18

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Company has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

●	Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date.
●	Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
●	Level 3: One or more significant inputs are unobservable and reflect the Company’s estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

For purposes of determining the fair value of the Company’s assets and liabilities, observable inputs are those inputs used by market participants in valuing financial instruments, which are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs, reflecting the Company’s estimates of the assumptions market participants would use in valuing financial assets and liabilities, are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date. In some instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The hierarchy requires the use of market observable information when available for measuring fair value. The availability of observable inputs varies by investment. In situations where the fair value is based on inputs that are unobservable in the market or on inputs from inactive markets, the determination of fair value requires more judgment and is subject to the risk of variability. The degree of judgment exercised by the Company in determining fair value is typically greatest for investments categorized in Level 3. Transfers in and out of level categorizations are reported as having occurred at the end of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized gains and losses and all changes in unrealized gains and losses in the fourth quarter are not reflected in the Level 3 rollforward table.

Valuation Process

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company uses a consistent application of valuation methodologies and inputs and compliance with accounting standards through the execution of various processes and controls designed to provide assurance that assets and liabilities are appropriately valued.

The Company has policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

19

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

For fair values received from third parties or internally estimated, the Company’s processes are designed to provide assurance that the valuation methodologies and inputs are appropriate and consistently applied, the assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are appropriately recorded. The Company performs procedures to understand and assess the methodologies, processes, and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third-party valuation sources for selected securities. When using internal valuation models, these models are developed by the Company’s investment group using established methodologies. The models, including key assumptions, are reviewed with various investment sector professionals, accounting, operations, compliance, and risk management professionals. In addition, when fair value estimates involve a high degree of subjectivity, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

Transfers Between Levels

There were no transfers between levels during the years ended December 31, 2022 and 2021.

Determination of Fair Values

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2022.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents	$42,915	$-	$-	$42,915
Separate account assets	-	229,659	-	229,659

Total assets at fair value	$42,915	$229,659	$-	$272,574

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2021.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents	$37,939	$-	$-	$37,939
Separate account assets	-	294,305	-	294,305

Total assets at fair value	$37,939	$294,305	$-	$332,244

There were no liabilities measured at fair value on a recurring basis as of December 31, 2022 or 2021.

20

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Fair Value Measurement of Financial Instruments

Accounting standards require disclosure of fair value information about certain on and off-balance sheet financial instruments for which it is practicable to estimate that value.

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practicable to estimate fair value by fair value measurement level at December 31, 2022.

	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3

Financial instruments recorded as assets:
Bonds and notes	$45,855	$42,116	$-	$42,116	$-
Cash equivalents	42,915	42,915	42,915	-	-
Separate account assets	229,659	229,659	-	229,659	-
Financial instruments recorded as liabilities:
Separate account liabilities	229,659	229,659	-	229,659	-

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practicable to estimate fair value by fair value measurement level at December 31, 2021.

	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3

Financial instruments recorded as assets:
Bonds and notes	$27,450	$28,961	$-	$27,961	$1,000
Cash equivalents	37,939	37,939	37,939	-	-
Separate account assets	294,305	294,305	-	294,305	-
Financial instruments recorded as liabilities:
Separate account liabilities	294,305	294,305	-	294,305	-

The carrying amounts for accrued net investment income and certain receivables and payables approximate fair value due to their short-term nature and have been excluded from the fair value tables above.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments by fair value hierarchy level:

Level 1 Measurements

Cash equivalents: Consists of money market mutual funds reported as cash equivalents. Valuation for money market mutual funds is based on the closing price as of the balance sheet date.

Level 2 Measurements

Bonds and notes: Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data.

21

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Separate account assets and liabilities: Separate account assets are investments in mutual funds and unit investment trusts in which the contract holders could redeem their investment at net asset value per share at the measurement date with the investee; and mutual funds where valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data. Separate account liabilities represent the account value owed to the customer; the fair value is determined by reference to the fair value of the related separate account assets.

Level 3 Measurements

Bonds and notes: Valuation is principally based on unobservable inputs that are significant including estimated prices for assets in markets that may not be active. When available, market indices and observable inputs, along with analytical modeling are used.

Note 5: Income Tax

The Company is included in the consolidated federal income tax return of CMHC along with the following affiliates, which are also subsidiaries of CMHC: CMFG Life, CUMIS Mortgage Reinsurance Company, CUMIS Insurance Society, Inc., CUMIS Specialty Insurance Company, Inc., CUMIS Vermont, Inc., CMIC, CUNA Mutual Insurance Agency, Inc., CUNA Brokerage Services, Inc. (“CBSI”), International Commons, Inc., MEMBERS Capital Advisors, Inc., CPI Qualified Plan Consultants, Inc., TruStage Financial Group, Inc., CUNA Mutual Global Holdings, Inc., CuneXus Solutions, Inc. and Family Considerations, Inc.

The Company has entered into a tax sharing agreement with CMHC and certain of its subsidiaries. The agreement provides for the allocation of tax expense based on each subsidiary’s contribution to the consolidated federal income tax liability. Pursuant to the agreement, subsidiaries that have incurred losses are reimbursed regardless of the utilization of the loss in the current year.

Current income tax expense consists of the following for the years ended December 31:

	2022	2021	2020

Federal income tax expense on operations	$1,142	$1,668	$256
Federal income tax expense on realized capital gains (losses)	5	21	100

Federal income tax expense	$1,147	$1,689	$356

22

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

The 2022 change in net deferred income tax is comprised of the following:

	December 31,	December 31,
	2022	2021	Change

Adjusted gross deferred tax assets	$5,117	$3,191	$1,926
Total deferred tax liabilities	-	(180)	180
Net deferred tax asset (excluding nonadmitted)	$5,117	$3,011	2,106
Tax effect of unrealized capital gains and losses, unrealized foreign exchange capital gains and losses, and changes as a result of other surplus adjustments			(337)

Change in net deferred income tax			$1,769

The 2021 change in net deferred income tax is comprised of the following:

	December 31,	December 31,
	2021	2020	Change

Adjusted gross deferred tax assets	$3,191	$1,108	$2,083
Total deferred tax liabilities	(180)	(197)	17
Net deferred tax asset (excluding nonadmitted)	$3,011	$911	2,100
Tax effect of unrealized capital gains and losses, unrealized foreign exchange capital gains and losses, and changes as a result of other surplus adjustments			-

Change in net deferred income tax			$2,100

23

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

The 2020 change in net deferred income tax is comprised of the following:

	December 31,	December 31,
	2020	2019	Change

Adjusted gross deferred tax assets	$1,108	$1,010	$98
Total deferred tax liabilities	(197)	(340)	143

Net deferred tax asset (excluding nonadmitted)	$911	$670	241
Tax effect of unrealized capital gains and losses, unrealized foreign exchange capital gains and losses, and changes as a result of other surplus adjustments			-

Change in net deferred income tax			$241

Reconciliation to U.S. Tax Rate

The total statutory provision for income taxes for the years ended December 31 differs from the amount computed by applying the U. S. federal corporate income tax rate of 21% to income before federal income taxes plus gross realized capital gains (losses) due to the items listed in the following reconciliation:

	2022	2021	2020

Tax expense computed at federal corporate rate	$354	$207	$116
Foreign tax credit	(79)	(42)	(32)
Income tax expense (benefit) related to prior years	(19)	508	(82)
Nonadmitted assets	(791)	(997)	161
Interest maintenance reserve amortization	15	21	26
Dividends received deductions	(106)	(108)	(76)
Other	4	-	3

Total statutory income taxes	$(622)	$(411)	$116

Federal income tax expense	$1,147	$1,689	$356
Change in net deferred income tax	(1,769)	(2,100)	(240)

Total statutory income taxes	$(622)	$(411)	$116

24

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Deferred Income Taxes

The components of the net deferred tax asset at December 31 are as follows:

	December 31, 2022			December 31, 2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$4,976	$141	$5,117	$3,191	$-	$3,191	$1,785	$141	$1,926
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-
Adjusted gross deferred tax assets	4,976	141	5,117	3,191	-	3,191	1,785	141	1,926
Deferred tax assets nonadmitted	(4,471)	(141)	(4,612)	(2,448)	-	(2,448)	(2,023)	(141)	(2,164)
Admitted deferred tax assets	505	-	505	743	-	743	(238)	-	(238)
Deferred tax liabilities	-	-	-	-	(180)	(180)	-	180	180
Net admitted deferred tax assets	$505	$-	$505	$743	$(180)	$563	$(238)	$180	$(58)

The nonadmitted deferred tax asset increased $2,164 in 2022 and $1,792 in 2021. There are no known deferred tax liabilities not recognized. Gross deferred tax assets are reduced by a statutory valuation allowance adjustment if it is more likely than not that some portion or all of the deferred tax asset will not be realized. Based on the Company’s assessment, no valuation allowance was required as of December 31, 2022 and 2021.

25

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

The tax effects of temporary differences that give rise to the significant portions of the deferred tax assets and liabilities at December 31 are as follows:

	2022	2021	Change

Ordinary deferred tax assets:
Deferred acquisition costs	$2,871	$1,904	$967
Miscellaneous nonadmitted assets	2,012	1,221	791
Other - accrued general expense	93	66	27

Subtotal ordinary deferred tax assets	4,976	3,191	1,785
Nonadmitted ordinary deferred tax assets	(4,471)	(2,448)	(2,023)
Admitted ordinary deferred tax assets	505	743	(238)

Capital deferred tax assets:
Investments	141	-	141
Subtotal capital deferred tax assets	141	-	141
Nonadmitted capital deferred tax assets	(141)	-	(141)

Admitted capital deferred tax asset	-	-	-

Admitted deferred tax assets	505	743	(238)

Capital deferred tax liabilities:
Investments	-	(180)	180
Subtotal capital deferred tax liabilities	-	(180)	180

Total deferred tax liabilities	-	(180)	180

Net admitted deferred tax asset	$505	$563	$(58)

26

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Deferred Tax Asset Admission Calculation

The components of the deferred tax asset admission calculation at December 31 are as follows:

	December 31, 2022			December 31, 2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation; the lesser of (i) or (ii):	505	-	505	563	-	563	(58)	-	(58)
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	505	-	505	563	-	563	(58)	-	(58)
(ii) Adjusted gross deferred tax assets allowed per limitation threshold	-	-	7,732	-	-	5,261	-	-	2,471
(c) Adjusted gross deferred tax assets offset by gross deferred tax liabilities		-	-	180	-	180	(180)	-	(180)

Admitted deferred tax assets	$505	$-	$505	$743	$-	$743	$(238)	$-	$(238)

The amounts calculated in (b)(i) and (b)(ii) in the table above are based on the following information:

	2022	2021

Ratio percentage used to determine recovery period and threshold limitation amount (RBC reporting entity)	5775%	6909%
Recovery period used in (b)(i)	3 years	3 years
Percentage of adjusted capital and surplus used in (b)(ii)	15%	15%
Amount of adjusted capital and surplus used in (b)(ii)	$51,544	$35,074

No tax planning strategies were used in the calculation of adjusted gross deferred tax assets or net admitted adjusted gross deferred tax assets during 2022 and 2021.

27

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Other Tax Items

As of December 31, 2022, the Company did not have any federal capital loss, operating loss, or credit carryforwards.

The Company has no taxes incurred in 2022, 2021, and 2020 that are available for recoupment in the event of future capital losses.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code.

The Company did not have any tax contingencies as of December 31, 2022 and 2021 and has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company recognizes interest and penalties accrued related to tax contingencies, if any, in income tax expense in the statutory basis statements of operations.

The Company is included in a consolidated U.S. federal income tax return filed by CMHC. The Company also files income tax returns in various states. The Company is subject to tax audits. These audits may result in additional tax liabilities. For the major jurisdictions where it operates, the Company is generally no longer subject to income tax examination by tax authorities for the years ended before 2019.

In August 2022, the Inflation Reduction Act of 2022 (the “Act”) was passed by the US Congress and signed into law. The Act includes a new Federal alternative minimum tax (“AMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1,000,000. For a group of related entities, the $1,000,000 threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to an AMT liability. The corporation’s tentative AMT liability is equal to 15% of its adjusted AFSI, and AMT is payable to the extent the tentative AMT liability exceeds regular corporate income tax. However, any AMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of AMT.

The controlled group of corporations of which the Company is a member has determined that it likely will not be an applicable corporation in 2023. In making such determination, the group has made certain interpretations of, and assumptions regarding, the AMT provisions of the Act. The US Treasury Department is expected to issue guidance throughout 2023 that may differ from the group’s interpretations and assumptions and that could alter the group’s determination. No provision for the AMT has been made in the Company’s current or deferred tax accounts as of December 31, 2022.

28

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Note 6: Related Party Transactions

In the normal course of business, the Company has various transactions with related entities, primarily CMFG Life, such as information technology support, benefit plan administration and costs associated with accounting, actuarial, tax, investment and administrative services. In certain circumstances, expenses are shared between the companies. Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies. Amounts due from related party activity are generally settled monthly. The Company reimbursed CMFG Life $79,869, $67,119 and $47,364 for allocated expenses in 2022, 2021, and 2020, respectively.

As of December 31, 2022 and 2021, respectively, $24,611 and $17,091 was due to CMFG Life for such expense sharing transactions and related party borrowing transactions, as described above.

The Company utilizes CBSI, which is 100% owned by CMIC, to distribute its annuity products. Beginning in May 2022, CBSI advisors are licensed with LPL Financial LLC (“LPL”), an unaffiliated third party, such that starting in June 2022, commissions are paid to LPL prior to being collected by CBSI. The Company recorded a commission expense for this service of $32,497 in 2022, $49,484 in 2021 and $36,884 for 2020, which is included in insurance taxes, licenses, fees and commissions.

The Company received a non-cash capital contribution from its parent, CMIC, of $20,017 during the year ended December 31, 2022. Such amount included $19,680 of bonds and $337 of a related deferred tax asset. The Company did not receive a capital contribution in 2021.

29

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Note 7: Reinsurance

The Company entered into coinsurance and modified coinsurance agreements with its affiliate, CMFG Life, to cede 100% of its life, accident and health, and annuity business. The Company entered into the agreements for the purpose of limiting its exposure to loss on any one single insured, diversifying its risk and limiting its overall financial exposure to certain products, and to meet its overall financial objectives. The Company retains the risk of loss in the event that CMFG Life is unable to meet the obligations assumed under the reinsurance agreements.

The following table shows the effect of reinsurance on premiums, contract charges, benefits and surrenders, and increase in policy reserves for 2022, 2021, and 2020.

	2022	2021	2020

Premiums earned:
Direct	$1,324,876	$1,580,410	$1,170,733
Ceded to affiliates	(1,324,876)	(1,580,410)	(1,170,733)

Premiums earned, net of reinsurance	$-	$-	$-

Contract charges
Direct	$5,744	$(1,598)	$(836)
Ceded to affiliates	(5,744)	1,598	836

Contract charges, net of reinsurance	$-	$-	$-

Benefits and surrender expenses:
Direct	$538,661	$491,970	$348,428
Ceded to affiliates	(538,661)	(491,970)	(348,428)

Benefits and surrender expenses, net of reinsurance	$-	$-	$-

Increase in policy reserves:
Direct	$109,870	$8,624	$(2,136)
Ceded to affiliates	(109,870)	(8,624)	2,136

Increase in policy reserves, net of reinsurance	$-	$-	$-

Policy reserves and claim liabilities are stated net of reinsurance balances ceded of $167,272 and $52,607 in 2022 and 2021, respectively.

The Company receives a reinsurance ceding commission equal to 100% of its actual expenses for life insurance and annuities ceded to CMFG Life, which was $163,472, $169,103 and $103,297 for the years ended December 31, 2022, 2021, and 2020, respectively.

30

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Note 8: Annuity Reserves and Deposit-Type Liabilities

The following tables show an analysis of annuity actuarial reserves and deposit type contract liabilities by withdrawal characteristics at December 31, 2022:

Individual Annuities

		Separate	Separate
	General	Account with	Account		% of
	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal - lump sum:
With market value adjustment	$-	$6,457,388	$-	$6,457,388	91.8%
At book value less surrender charge of 5% or more	402	-	-	402	0.0%
At fair value	-	-	225,401	225,401	3.2%

Total with adjustment or at fair value	402	6,457,388	225,401	6,683,191	95.0%
At book value with minimal or no charge adjustment	-	229,185	-	229,185	3.3%
Not subject to discretionary withdrawal	122,176	-	-	122,176	1.7%

Gross annuity reserves and deposit liabilities	122,578	6,686,573	225,401	7,034,552	100.0%
Reinsurance ceded	122,578	6,686,573	-	6,809,151

Total annuity reserves and deposit liabilities	$-	$-	$225,401	$225,401

The Company had policy liabilities associated with its separate accounts of $225,401 as of December 31, 2022.

31

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Deposit-Type Contracts

		Separate	Separate
	General	Account with	Account		% of
	Account	Guarantees	Nonguaranteed	Total	Total
Not subject to discretionary withdrawal	$8,041	$-	$-	$8,041	100.0%

Gross annuity reserves and deposit liabilities	8,041	-	-	8,041	100.0%
Reinsurance ceded	8,041	-	-	8,041

Total annuity reserves and deposit liabilities	$-	$-	$-	$-

32

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

The following table shows life policy reserves by withdrawal characteristics at December 31, 2022:

	General Account			Separate Account - Guaranteed and Non Guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Term policies with cash value	$-	$22	$38	$-	$-	$-
Universal life	2,232	2,232	2,278	-	-	-
Other permanent cash value life insurance	-	15,385	19,884	-	-	-
Miscellaneous reserves	-	59	59	-	-	-

Not subject to discretionary withdrawal or no cash values:

Term policies without cash value	-	-	3,503	-	-	-
Accidental death benefits	-	-	6	-	-	-
Disability - active lives	-	-	2	-	-	-
Disability - disabled lives	-	-	38	-	-	-
Miscellaneous reserves	-	-	49	-	-	-

Gross reserves before reinsurance	2,232	17,698	25,857	-	-	-

Ceded reinsurance	2,232	17,698	25,857	-	-	-

Net reserves	$-	$-	$-	$-	$-	$-

33

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

The following tables show an analysis of annuity actuarial reserves and deposit type contract liabilities by withdrawal characteristics at 2021:

Individual Annuities

		Separate	Separate
	General	Account with	Account		% of
	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal - lump sum:
With market value adjustment	$-	$6,370,222	$-	$6,370,222	94.2%
At book value less surrender charge of 5% or more	3,783	-	-	3,783	0.1%
At fair value	-	-	285,266	285,266	4.2%

Total with adjustment or at fair value	3,783	6,370,222	285,266	6,659,271	98.4%
At book value with minimal or no charge adjustment	403	95,657	-	96,060	1.4%
Not subject to discretionary withdrawal	8,838	-	-	8,838	0.1%

Gross annuity reserves and deposit liabilities	13,024	6,465,879	285,266	6,764,169	100.0%
Reinsurance ceded	13,024	6,465,879	-	6,478,903

Total annuity reserves and deposit liabilities	$-	$-	$285,266	$285,266

The Company had policy liabilities associated with its separate accounts of $285,266 as of December 31, 2021.

34

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Deposit-Type Contracts

		Separate	Separate
	General	Account with	Account		% of
	Account	Guarantees	Nonguaranteed	Total	Total

Subject to discretionary withdrawal -
Not subject to discretionary withdrawal	$6,053	$-	$-	$6,053	100.0%

Gross annuity reserves and deposit liabilities	6,053	-	-	6,053	100.0%
Reinsurance ceded	6,053	-	-	6,053

Total annuity reserves and deposit liabilities	$-	$-	$-	$-

35

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

The following table shows life policy reserves by withdrawal characteristics at December 31, 2021:

	General Account			Separate Account - Guaranteed and Non Guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:
Term policies with cash value	$-	$30	$52	$-	$-	$-
Universal life	2,523	2,523	2,575	-	-	-
Other permanent cash value life insurance	-	12,666	13,555	-	-	-
Variable universal life	-	-	-	-	-	-
Miscellaneous reserves	-	488	488	-	-	-
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	-	-	4,024	-	-	-
Accidental death benefits	-	-	6	-	-	-
Disability - active lives	-	-	2	-	-	-
Disability - disabled lives	-	-	45	-	-	-
Miscellaneous reserves	-	-	57	-	-	-

Gross reserves before reinsurance	2,523	15,706	20,804	-	-	-

Ceded reinsurance	2,523	15,706	20,804	-	-	-

Net reserves	$-	$-	$-	$-	$-	$-

36

MEMBERS Life Insurance Company Notes to Statutory Basis Financial Statements ($ in 000s)

Note 9: Statutory Financial Data and Dividend Restrictions

The Company is subject to statutory regulations as to maintenance of policyholders’ surplus and payment of stockholder dividends. Generally, dividends to a parent must be reported to the appropriate state regulatory authority in advance of payment and extraordinary dividends, as defined by statutes, require regulatory approval. The Company cannot pay stockholder dividends in 2023 without regulatory approval.

Risk-based capital (“RBC”) requirements promulgated by the NAIC and adopted by the Insurance Department require U.S. life insurers to maintain minimum capitalization levels that are determined based on formulas incorporating asset risk, insurance risk, and business risk. The adequacy of the Company’s actual capital is evaluated by a comparison to the RBC results, as determined by the formula. At December 31, 2022 and 2021, the Company’s adjusted capital exceeded the RBC minimum requirements, as required by the NAIC. The Company could pay $5,205 in stockholder dividends in 2022 without the approval of the Insurance Department.

37

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Note 10: Commitments and Contingencies

Legal Matters

Various legal and regulatory actions, including state market conduct exams and federal tax audits, are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is routinely involved in a number of lawsuits and other types of proceedings, some of which may involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and involve a range of the Company’s practices. The ultimate outcome of these disputes is unpredictable.

These matters in some cases raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies. In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the statutory basis financial statements of the Company.

Note 11: Unassigned Surplus

Nonadmitted assets at December 31 reduce unassigned surplus and include the following:

	2022	2021
Nonadmitted assets:
Net deferred tax asset	$4,612	$2,448
Accounts receivable - nonaffiliated	6,599	4,474
Prepaid expenses	494	382
Interest maintenance reserve	740	809
Debit suspense balances	2,488	957

Total nonadmitted assets	$14,933	$9,070

38

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Note 12: Separate Accounts

Separate accounts represent funds that are invested to support the variable component of the Company’s obligations under the flexible premium variable and index-linked deferred annuity contracts.

Information relating to the Company’s flexible premium variable separate account business as of December 31 is set forth in the tables below:

	2022		2021
	Indexed with Guarantees	Non- Guaranteed	Indexed with Guarantees	Non- Guaranteed

Reserves with assets held:
At fair value	$-	$225,401	$-	$285,266
At amortized cost	-	-	-	-
Total	$-	$225,401	$-	$285,266

Reserves with assets subject to discretionary withdrawal:
At fair value	$-	$225,401	$-	$285,266
With fair value adjustment	-	-	-	-
Not subject to discretionary withdrawal	-	-	-	-
Total	$-	$225,401	$-	$285,266

The following table shows the premiums and deposits for flexible premium variable contracts recorded in the separate accounts for the years ended December 31:

	2022		2021
	Indexed with Guarantees	Non- Guaranteed	Indexed with Guarantees	Non- Guaranteed

Non-guaranteed premiums, considerations and deposits received for separate account policies	$-	$225,401	$-	$285,266

Total	$-	$225,401	$-	$285,266

39

MEMBERS Life Insurance Company
Notes to Statutory Basis Financial Statements
($ in 000s)

Details of the net transfers to separate accounts for all annuity contracts are shown in the table below for the years ended:

	2022		2021
	Indexed with Guarantees	Non- Guaranteed	Indexed with Guarantees	Non- Guaranteed

Transfers to separate accounts	$-	$1,295,577	$-	$1,556,187
Transfers from separate accounts	-	(1,291,131)	-	(1,527,283)
Valuation adjustment	-	(8,520)	-	3,534

Net transfers to (from) separate accounts	$-	$(4,074)	$-	$32,438

Note 13: Subsequent Events

The Company evaluated subsequent events through March 15, 2023, the date the statutory basis financial statements were available for issuance. There were no significant subsequent events that require adjustment to or disclosure in the accompanying statutory basis financial statements.

40

MEMBERS LIFE INSURANCE COMPANY
Supplemental Schedules
December 31, 2022

Supplemental Schedules

41

MEMBERS LIFE INSURANCE COMPANY
Schedule of Selected Financial Data
As of and for the Year Ended December 31, 2022
(000s omitted)

Investment income earned:
Government bonds	$152
Other bonds (unaffiliated)	912
Bonds of affiliates	-
Preferred stocks (unaffiliated)	-
Preferred stocks of affiliates	-
Common stocks (unaffiliated)	-
Common stocks of affiliates	-
Mortgage loans	-
Real estate	-
Premium notes, contract loans and liens	-
Collateral loans	-
Cash	-
Cash equivalents	693
Short-term investments	-
Other invested assets	-
Derivative financial instruments	-
Aggregate write-in for investment income	-
Gross investment income	$1,757

Real estate owned - book value less encumbrances	$-

Mortgage loans - book value:
Farm mortgages	-
Residential mortgages	-
Commercial mortgages	-
Total mortgage loans	$-

Mortgage loans by standing - book value:
Good standing	-
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-

Other long-term assets-statement value	-
Collateral loans	-
Bonds and stocks of parents, subsidiaries and affiliates - book value:
Bonds	-
Preferred stocks	-
Common stocks	-

42

MEMBERS LIFE INSURANCE COMPANY
Schedule of Selected Financial Data, continued
As of and for the Year Ended December 31, 2022
(000s omitted)

Bonds and short-term investments by class and maturity:
Bonds by maturity - statement value
Due within one year or less	$2,063
Over 1 year through 5 years	21,540
Over 5 years through 10 years	13,344
Over 10 years through 20 years	8,877
Over 20 years	31
Total by maturity	$45,855

Bonds by class - statement value
Class 1	$40,121
Class 2	5,734
Class 3	-
Class 4	-
Class 5	-
Class 6	-
Total by class	$45,855

Total bonds publicly traded	$39,999
Total bonds privately placed	5,856

Preferred stocks - statement value	-
Common stocks - market value	-
Short-term investments - book value	-
Options, caps & floors - statement value	-
Options, caps & floors written and in force - statement value	-
Collar, swap & forward agreements open - statement value	-
Futures contracts open - current value	-
Cash	4,857
Cash equivalents	42,915

43

MEMBERS LIFE INSURANCE COMPANY
Schedule of Selected Financial Data, continued
As of and for the Year Ended December 31, 2022
(000s omitted)

Life insurance in force:
Industrial	$-
Ordinary	671,511
Credit life	-
Group life	10,181

Amount of accidental death insurance in force under ordinary policies	1,857

Life insurance policies with disability provisions in force:
Industrial	-
Ordinary	2,356
Credit life	-
Group life	224

Supplementary contracts in force:

Ordinary - not involving life contingencies
Amount on deposit	-
Income payable	-
Ordinary - involving life contingencies
Income payable	-
Group - not involving life contingencies
Amount of deposit	-
Income payable	-
Group - involving life contingencies
Income payable	-

Annuities:
Ordinary
Immediate - amount of income payable	-
Deferred - fully paid - account balance	-
Deferred - not fully paid - account balance	-

Group
Immediate - amount of income payable	-
Fully paid account payable	-
Not fully paid - account balance	-

Accident and health insurance - premium in force:
Ordinary	-
Group	-
Credit	-

Deposit funds and dividends accumulations:
Deposit funds - account balance	-
Dividend accumulations - account balance	-

44

MEMBERS LIFE INSURANCE COMPANY
Schedule of Selected Financial Data, continued
As of and for the Year Ended December 31, 2022
(000s omitted)

Claim payments 2022:
Group accident and health - year ended December 31
2022	$-
2021	-
2020	-
2019	-
2018	-
Prior	-

Other accident and health
2022	-
2021	-
2020	-
2019	-
2018	-
Prior	-

Other coverages that use developmental methods to calculate claims reserves
2022	-
2021	-
2020	-
2019	-
2018	-
Prior	-

45

MEMBERS LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2022
(000s omitted)

	Gross	Admitted Invested Assets
	Investment	Reported in the Annual Statement
Investment Categories	Holdings	Amount	Percentage

Long-Term Bonds:
U.S. governments	$8,830	$8,830	9.4%
All other governments	-	-	0.0%
U.S. states, territories and possessions, etc. guaranteed	-	-	0.0%
U.S. political subdivisions of states, territories, and possessions, guaranteed	-	-	0.0%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	519	519	0.6%
Industrial and miscellaneous	36,506	36,506	39.0%
Hybrid securities	-	-	0.0%
Parent, subsidiaries and affiliates	-	-	0.0%
SVO identified funds	-	-	0.0%
Unaffiliated Bank loans	-	-	0.0%
Total long-term bonds	45,855	45,855	49.0%
Preferred Stocks
Industrial and miscellaneous (unaffiliated)	-	-	0.0%
Parent, subsidiaries and affiliates	-	-	0.0%
Total preferred stocks	-	-	0.0%
Common Stocks
Industrial and miscellaneous
Publicly traded (unaffiliated)	-	-	0.0%
Industrial and miscellaneous Other (unaffiliated)	-	-	0.0%
Parent, subsidiaries and affiliates Publicly traded	-	-	0.0%
Parent, subsidiaries and affiliates Other	-	-	0.0%
Mutual funds	-	-	0.0%
Unit investment trusts	-	-	0.0%
Total common stocks	-	-	0.0%
Mortgage loans	-	-	0.0%
Real estate	-	-	0.0%
Cash, cash equivalents and short-term investments	47,772	47,772	51.0%
Contract loans	-	-	0.0%
Derivatives	-	-	0.0%
Other invested assets	-	-	0.0%
Receivables for securities	-	-	0.0%
Securities lending	-	-	0.0%

Total invested assets	$93,627	$93,627	100.0%

46

MEMBERS LIFE INSURANCE COMPANY
Reinsurance Contract Interrogatories
Year Ended December 31, 2022

1.	MLIC has applied reinsurance accounting, as described in SSAP No. 61R, to reinsurance contracts entered into, renewed or amended on or after January 1, 1996, which do not include risk-limiting features, as described in SSAP No. 61R.
2.	MLIC has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain provisions that allow (1) the reporting of losses or settlements with the reinsurer to occur less frequently than quarterly or (2) payments due from the reinsurer to not be made in cash within ninety days of the settlement date unless there is no activity during the period.
3.	MLIC has not entered into, renewed or amended reinsurance contracts on or after January 1, 1996, which contain a payment schedule, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding company.
4.	MLIC has not ceded any risk during the period ended December 31, 2022 under any reinsurance contracts entered into, renewed or amended on or after January 1, 1996 accounted for as reinsurance under GAAP and as a deposit under SSAP No. 61R.
5.	MLIC cedes 100% of its annuity business to CMFG Life, which is accounted for as reinsurance ceded under statutory accounting. These contracts are accounted for as investment-type contracts under GAAP; as such, deposits are not reported as revenues for GAAP. Consequently, deposit accounting is used to account for the reinsurance agreement for GAAP.

47

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

For The Year Ended December 31, 2022

(To Be Filed by April 1)

Of The MEMBERS Life Insurance Company

ADDRESS (City, State and Zip Code) Madison, WI 53705

NAIC Group Code 0306                    NAIC Company Code 86126                     Federal Employer’s Identification Number (FEIN) 39-1236386

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	Reporting entity’s total admitted assets, excluding separate account assets.	$116,738,518

2.	Ten largest exposures to a single issuer/borrower/investment.

	1	2	3	4
				Percentage of Total
	Issuer	Description of Exposure	Amount	Admitted Assets
2.01	Citigroup Commercial Mortgage	Bond	$1,928,806	1.7%
2.02	Procter & Gamble co.	Bond	1,908,261	1.6%
2.03	Woodmont Trust	Bond	1,897,770	1.6%
2.04	Amsr Trust	Bond	1,860,164	1.6%
2.05	Novartis Capital Corp	Bond	1,730,886	1.5%
2.06	Toyota Motor Credit Corp	Bond	1,003,236	0.9%
2.07	National Australia Bank ltd.	Bond	1,000,000	0.9%
2.08	Mass Mutual Global Funding	Bond	999,188	0.9%
2.09	Blackrock Inc	Bond	999,133	0.9%
2.10	PNC Bank	Bond	998,998	0.9%

3.	Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

	Bonds	1	2
3.01	NAIC-1	$40,120,749	34.4%
3.02	NAIC-2	5,734,649	4.9%
3.03	NAIC-3	-	-%
3.04	NAIC-4	-	-%
3.05	NAIC-5	-	-%
3.06	NAIC-6	-	-%
	Preferred Stocks	3	4
3.07	P/RP-1	$-	-%
3.08	P/RP-2	-	-%
3.09	P/RP-3	-	-%
3.10	P/RP-4	-	-%
3.11	P/RP-5	-	-%
3.12	P/RP-6	-	-%

4.	Assets held in foreign investments:

4.01	Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?	Yes [ ] No [ X ]

If response to 4.01 above is yes, responses are not provided for interrogatories 5-10.

4.02	Total admitted assets held in foreign investments	$4,897,675	4.2%
4.03	Foreign-currency-denominated investments	-	-%
4.04	Insurance liabilities denominated in that same foreign currency	-	-%

SUPPLEMENT FOR THE YEAR 2022 OF THE MEMBERS Life Insurance Company

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		1	2
5.01	Countries rated NAIC-1	$4,897,675	4.2%
5.02	Countries rated NAIC-2	-	-%
5.03	Countries rated NAIC-3 or below	-	-%

6.	Two largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

		1	2
	Countries rated NAIC-1:
6.01	Country 1: United Kingdom	$1,961,009	1.7%
6.02	Country 2: Australia	1,000,000	0.9%

	Countries rated NAIC-2:
6.03	Country 1:	$-	-%
6.04	Country 2:	-	-%

	Countries rated NAIC-3 or below:
6.05	Country 1:	$-	-%
6.06	Country 2:	-	-%

7.	Aggregate unhedged foreign currency exposure:	$-	-%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

		1	2
8.01	Countries rated NAIC-1	$-	-%
8.02	Countries rated NAIC-2	-	-%
8.03	Countries rated NAIC-3 or below	-	-%

9.	Two largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

		1	2
Countries rated NAIC-1:
9.01	Country 1:	$-	-%
9.02	Country 2:	-	-%

Countries rated NAIC-2:
9.03	Country 1:	$-	-%
9.04	Country 2:	-	-%

Countries rated NAIC-3 or below:
9.05	Country 1:	$-	-%
9.06	Country 2:	-	-%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	1	2
	Issuer	NAIC Rating	3	4
10.01	National Australia Bank, Ltd.	2	$1,000,000	0.9%
10.02	CFIP CLO Ltd.	1	998,514	0.9%
10.03	Linde PLC	1	988,569	0.8%
10.04	Barclays PLC	2	972,440	0.8%
10.05	CNH Industrial NV	2	938,153	0.8%
10.06			-	-%
10.07			-	-%
10.08			-	-%
10.09			-	-%
10.10			-	-%

285.1

SUPPLEMENT FOR THE YEAR 2022 OF THE MEMBERS Life Insurance Company

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01	Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]

If response to 11.01 is yes, detail is not provided for the remainder of Interrogatory 11.

		1	2
11.02	Total admitted assets held in Canadian Investments	$-	-%
11.03	Canadian currency-denominated investments	-	-%
11.04	Canadian-denominated insurance liabilities	-	-%
11.05	Unhedged Canadian currency exposure	-	-%

12.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

12.01	Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]

If response to 12.01 is yes, responses are not provided for the remainder of Interrogatory 12.

	1	2	3
12.02	Aggregate statement value of investments with contractual sales restrictions	$-	-%
Largest three investments with contractual sales restrictions:
12.03		-	-%
12.04		-	-%
12.05		-	-%

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01	Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]

If response to 13.01 above is yes, responses are not provided for the remainder of Interrogatory 13.

1
	Name of Issuer	2	3
13.02	-	$-	-%
13.03	-	-	-%
13.04	-	-	-%
13.05	-	-	-%
13.06	-	-	-%
13.07	-	-	-%
13.08	-	-	-%
13.09	-	-	-%
13.10	-	-	-%
13.11	-	-	-%

285.2

SUPPLEMENT FOR THE YEAR 2022 OF THE MEMBERS Life Insurance Company

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

14.01	Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

	1	2	3
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities:	$-	-%
Largest three investments held in nonaffiliated, privately placed equities:
14.03	-	$-	-%
14.04	-	-	-%
14.05	-	-	-%

Ten largest fund managers:

	1	2	3	4
	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	Allspring	$42,758,432	$42,758,432	$-
14.07	State Street Global Advisors	106,587	106,587	-
14.08	Wells Fargo Funds	50,000	50,000	-
14.09		-	-	-
14.10		-	-	-
14.11		-	-	-
14.12		-	-	-
14.13		-	-	-
14.14		-	-	-
14.15		-	-	-

15.	Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

15.01	Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]

If response to 15.01 above is yes, responses are not provided for the remainder of Interrogatory 15.

	1	2	3
15.02	Aggregate statement value of investments held in general partnership interests:	$-	-%
Largest three investments in general partnership interests:
15.03	-	$-	-%
15.04	-	-	-%
15.05	-	-	-%

285.3

SUPPLEMENT FOR THE YEAR 2022 OF THE MEMBERS Life Insurance Company

16.	Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

16.01	Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]
If response to 16.01 above is yes, responses are not provided for the remainder of Interrogatory 16 and Interrogatory 17.

1
	Type (Residential, Commercial, Agricultural)	2	3
16.02	-	$-	-%
16.03	-	-	-%
16.04	-	-	-%
16.05	-	-	-%
16.06	-	-	-%
16.07	-	-	-%
16.08	-	-	-%
16.09	-	-	-%
16.10	-	-	-%
16.11	-	-	-%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Loans
16.12	Construction loans	$-	-%
16.13	Mortgage loans over 90 days past due	-	-%
16.14	Mortgage loans in the process of foreclosure	-	-%
16.15	Mortgage loans foreclosed	-	-%
16.16	Restructured mortgage loans	-	-%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan-to-Value		1	2	3	4	5	6
17.01	above 95%	$-	-%	$-	-%	$-	-%
17.02	91% to 95%	-	-%	-	-%	-	-%
17.03	81% to 90%	-	-%	-	-%	-	-%
17.04	71% to 80%	-	-%	-	-%	-	-%
17.05	below 70%	-	-%	-	-%	-	-%

18.	Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

18.01	Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets?	Yes [ X ] No [ ]

If response to 18.01 above is yes, responses are not provided for the remainder of Interrogatory 18.

Largest five investments in any one parcel or group of contiguous parcels of real estate.

1
	Description	2	3
18.02	-	$-	-%
18.03	-	-	-%
18.04	-	-	-%
18.05	-	-	-%
18.06	-	-	-%

19.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans.

19.01	Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s admitted assets?	Yes [ X ] No [ ]

If response to 19.01 is yes, responses are not provided for the remainder of Interrogatory 19.

	1	2	3
19.02	Aggregate statement value of investments held in mezzanine real estate loans:	$-	-%
Largest three investments held in mezzanine real estate loans.
19.03		$-	-%
19.04		-	-%
19.05		-	-%

285.4

SUPPLEMENT FOR THE YEAR 2022 OF THE MEMBERS Life Insurance Company

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

		At Year-End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
		1	2	3	4	5
20.01	Securities lending agreements (do not include assets held as collateral for such transactions)	$-	-%	$-	$-	$-
20.02	Repurchase agreements	-	-%	-	-	-
20.03	Reverse repurchase agreements	-	-%	-	-	-
20.04	Dollar repurchase agreements	-	-%	-	-	-
20.05	Dollar reverse repurchase agreements	-	-%	-	-	-

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps and floors:

		Owned		Written
		1	2	3	4
21.01	Hedging	$-	-%	$-	-%
21.02	Income generation	-	-%	-	-%
21.03	Other	-	-%	-	-%

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

		At Year-End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
		1	2	3	4	5
22.01	Hedging	$-	-%	$-	$-	$-
22.02	Income generation	-	-%	-	-	-
22.03	Replications	-	-%	-	-	-
22.04	Other	-	-%	-	-	-

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

		At Year-End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
		1	2	3	4	5
23.01	Hedging	$-	-%	$-	$-	$-
23.02	Income generation	-	-%	-	-	-
23.03	Replications	-	-%	-	-	-
23.04	Other	-	-%	-	-	-

285.5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

MEMBERS Life Insurance Company and

Contract Owners of MEMBERS Horizon Variable Separate Account

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the subaccounts of MEMBERS Horizon Variable Separate Account (the “Account”) listed in Appendix A, as of December 31, 2022, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods presented in Appendix A, and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts comprising the Account as of December 31, 2022, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the Account’s fund managers and when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

March 2, 2023

We have served as the auditor of MEMBERS Horizon Variable Separate Account since 2016.

MEMBERS Horizon Variable Separate Account

Appendix A

Subaccounts	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	as of	for the	for the	for the
Invesco V.I. Global Real Estate Fund Series I, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Invesco V.I. Small Cap Equity Fund Series I, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Invesco Oppenheimer V.I. International Growth Fund Non-Service Shares, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

American Funds IS The Bond Fund of America Series I, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

American Funds IS Growth Fund Series I, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

American Funds IS American High-Income Trust Fund Class I, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

American Funds IS International Fund Series I, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

American Funds IS Asset Allocation Fund Series I, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

BlackRock Global Allocation V.I. Fund Class I, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Columbia VP Emerging Markets Bond Fund Class 1, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

DFA VA International Small Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

DFA VA International Value Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

DFA VA U.S. Large Value Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

DFA VA U.S. Targeted Value Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Templeton Foreign VIP Fund Class I, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Templeton Global Bond VIP Fund Class 1, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Goldman Sachs VIT Government Money Market, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Four Years Ended December 31, 2022 And Period From December 3, 2018* to December 31, 2018

Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

MFS® VIT Utilities Series Fund Initial Class, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

MFS® VIT Value Series Fund, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Appendix A
MEMBERS Horizon Variable Separate Account	(Continued)

Subaccounts	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	as of	for the	for the	for the
Morgan Stanley VIF, Inc. Global Infrastructure Fund Class I, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

TOPS® Balanced ETF Portfolio Class 1, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

TOPS® Conservative ETF Portfolio Class 1, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

TOPS® Growth ETF Portfolio Class 1, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

PIMCO VIT Commodity Real Return Strategy Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

PIMCO VIT All Asset Portfolio Institutional Class, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

PIMCO VIT Real Return Portfolio Institutional Class, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Putnam VT High Yield Fund, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

T. Rowe Price Blue Chip Growth Fund, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Vanguard VIF Capital Growth Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Vanguard VIF Diversified Value Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Vanguard VIF Equity Index Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Vanguard VIF High Yield Bond Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Vanguard VIF International Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Vanguard VIF Mid-Cap Index Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Vanguard VIF Money Market Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Vanguard VIF Real Estate Index Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Vanguard VIF Small Company Growth Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Vanguard VIF Total Bond Market Index Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

Vanguard VIF Total Stock Market Index Portfolio, Subaccount	December 31, 2022	Year Ended December 31, 2022	Two Years Ended December 31, 2022	Five Years Ended December 31, 2022

* Date represents commencement of operations.

# Date represents liquidation of operations

MEMBERS Horizon Variable Separate Account
Statements of Assets and Liabilities
As of December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco Oppenheimer V.I.	American Funds
	Global Real Estate	Small Cap	International	IS The Bond Fund
	Fund	Equity Fund	Growth Fund	of America
	Series I,	Series I,	Non-Service Shares,	Series I,
	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in mutual funds at fair value	$1,100,588	$962,885	$338,240	$3,638,551
Total assets	1,100,588	962,885	338,240	3,638,551

Liabilities	-	-	-	-
Net assets	$1,100,588	$962,885	$338,240	$3,638,551

Net assets
Net assets: B-Shares	$968,153	$921,868	$334,717	$2,935,836
Net assets: C-Shares	132,435	41,017	3,523	702,715
Total net assets	$1,100,588	$962,885	$338,240	$3,638,551

Number of shares outstanding	84,401	63,937	201,333	386,669
Net asset value per share	$13.04	$15.06	$1.68	$9.41
Cost of mutual fund shares	$1,354,337	$1,228,442	$466,872	$4,257,493

	American Funds	American Funds	American Funds	American Funds
	IS Growth	IS American High-	IS International	IS Asset
	Fund	Income Trust Fund	Fund	Allocation Fund
	Series I,	Class I,	Series I,	Series I,
	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in mutual funds at fair value	$11,298,532	$1,799,977	$1,678,320	$16,550,690
Total assets	11,298,532	1,799,977	1,678,320	16,550,690

Liabilities	-	-	-	-
Net assets	$11,298,532	$1,799,977	$1,678,320	$16,550,690

Net assets
Net assets: B-Shares	$9,617,245	$1,659,451	$1,474,529	$12,942,141
Net assets: C-Shares	1,681,287	140,526	203,791	3,608,549
Total net assets	$11,298,532	$1,799,977	$1,678,320	$16,550,690

Number of shares outstanding	148,100	211,017	109,622	745,527
Net asset value per share	$76.29	$8.53	$15.31	$22.20
Cost of mutual fund shares	$13,987,379	$2,075,149	$2,176,424	$18,368,936

See accompanying notes to financial statements

1

MEMBERS Horizon Variable Separate Account

Statements of Assets and Liabilities (continued)

As of December 31, 2022

	BlackRock	Columbia VP	DFA VA	DFA VA
	Global Allocation	Emerging Markets	International	International
	V.I. Fund	Bond Fund	Small	Value
	Class I,	Class 1,	Portfolio,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in mutual funds at fair value	$2,561,804	$2,110,166	$564,158	$4,970,382
Total assets	2,561,804	2,110,166	564,158	4,970,382

Liabilities	-	-	-	-
Net assets	$2,561,804	$2,110,166	$564,158	$4,970,382

Net assets
Net assets: B-Shares	$1,149,147	$1,852,050	$555,057	$4,473,871
Net assets: C-Shares	1,412,657	258,116	9,101	496,511
Total net assets	$2,561,804	$2,110,166	$564,158	$4,970,382

Number of shares outstanding	173,446	280,607	52,480	406,077
Net asset value per share	$14.77	$7.52	$10.75	$12.24
Cost of mutual fund shares	$3,144,570	$2,628,229	$665,208	$4,893,572

	DFA VA	DFA VA	Templeton	Templeton
	U.S. Large	U.S. Targeted	Foreign VIP	Global Bond
	Value	Value	Fund	VIP Fund
	Portfolio,	Portfolio,	Class I,	Class 1,
	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in mutual funds at fair value	$8,850,941	$3,347,304	$274,651	$1,341,037
Total assets	8,850,941	3,347,304	274,651	1,341,037

Liabilities	-	-	-	-
Net assets	$8,850,941	$3,347,304	$274,651	$1,341,037

Net assets
Net assets: B-Shares	$7,874,059	$3,125,752	$274,651	$1,238,762
Net assets: C-Shares	976,882	221,552	-	102,275
Total net assets	$8,850,941	$3,347,304	$274,651	$1,341,037

Number of shares outstanding	290,862	162,965	22,078	101,980
Net asset value per share	$30.43	$20.54	$12.44	$13.15
Cost of mutual fund shares	$7,907,692	$3,032,134	$295,758	$1,596,389

See accompanying notes to financial statements

2

MEMBERS Horizon Variable Separate Account

Statements of Assets and Liabilities (continued)

As of December 31, 2022

	Goldman Sachs VIT		Lazard Retirement	MFS® VIT
	Core Fixed	Goldman Sachs VIT	Emerging Markets	Total Return
	Income	Government	Equity Portfolio	Bond Series Fund
	Service Shares,	Money Market,	Investor Shares,	Initial Class,
	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in mutual funds at fair value	$751,917	$2,895,108	$2,764,861	$5,635,133
Total assets	751,917	2,895,108	2,764,861	5,635,133

Liabilities	-	-	-	-
Net assets	$751,917	$2,895,108	$2,764,861	$5,635,133

Net assets
Net assets: B-Shares	$373,855	$2,895,108	$2,508,171	$4,708,409
Net assets: C-Shares	378,062	-	256,690	926,724
Total net assets	$751,917	$2,895,108	$2,764,861	$5,635,133

Number of shares outstanding	79,906	2,895,108	156,031	500,456
Net asset value per share	$9.41	$1.00	$17.72	$11.26
Cost of mutual fund shares	$857,697	$2,895,108	$3,158,786	$6,625,181

	MFS® VIT		MFS® VIT	Morgan Stanley
	Utilities Series	MFS® VIT	Blended Research®	VIF, Inc. Global
	Fund	Value	Small Cap Equity	Infrastructure
	Initial Class,	Series Fund,	Fund,	Fund Class I,
	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in mutual funds at fair value	$3,004,267	$2,462,144	$1,588,390	$2,130,395
Total assets	3,004,267	2,462,144	1,588,390	2,130,395

Liabilities	-	-	-	-
Net assets	$3,004,267	$2,462,144	$1,588,390	$2,130,395

Net assets
Net assets: B-Shares	$2,792,469	$2,363,844	$1,508,662	$1,833,549
Net assets: C-Shares	211,798	98,300	79,728	296,846
Total net assets	$3,004,267	$2,462,144	$1,588,390	$2,130,395

Number of shares outstanding	82,717	114,253	180,910	304,342
Net asset value per share	$36.32	$21.55	$8.78	$7.00
Cost of mutual fund shares	$2,773,965	$2,381,004	$1,984,298	$2,337,438

See accompanying notes to financial statements

3

MEMBERS Horizon Variable Separate Account

Statements of Assets and Liabilities (continued)

As of December 31, 2022

	Morgan Stanley	TOPS®	TOPS®	TOPS®
	VIF, Inc.	Aggressive Growth	Balanced ETF	Conservative ETF
	Growth Portfolio	ETF Portfolio	Portfolio	Portfolio
	Fund Class I,	Class 1,	Class 1,	Class 1,
	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in mutual funds at fair value	$2,532,712	$3,482,059	$7,851,954	$11,763,808
Total assets	2,532,712	3,482,059	7,851,954	11,763,808

Liabilities	-	-	-	-
Net assets	$2,532,712	$3,482,059	$7,851,954	$11,763,808

Net assets
Net assets: B-Shares	$2,158,447	$2,911,343	$6,073,613	$4,513,138
Net assets: C-Shares	374,265	570,716	1,778,341	7,250,670
Total net assets	$2,532,712	$3,482,059	$7,851,954	$11,763,808

Number of shares outstanding	282,039	210,906	605,861	979,501
Net asset value per share	$8.98	$16.51	$12.96	$12.01
Cost of mutual fund shares	$6,473,946	$3,317,365	$7,971,330	$12,037,946

	TOPS®	TOPS®	PIMCO VIT	PIMCO VIT
	Growth ETF	Moderate Growth	Commodity	All Asset
	Portfolio	ETF Portfolio	Real Return	Portfolio
	Class 1,	Class 1,	Strategy Portfolio,	Institutional Class,
	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in mutual funds at fair value	$3,571,277	$5,372,147	$1,055,292	$2,938,130
Total assets	3,571,277	5,372,147	1,055,292	2,938,130

Liabilities	-	-	-	-
Net assets	$3,571,277	$5,372,147	$1,055,292	$2,938,130

Net assets
Net assets: B-Shares	$3,391,399	$3,801,696	$803,820	$2,574,765
Net assets: C-Shares	179,878	1,570,451	251,472	363,365
Total net assets	$3,571,277	$5,372,147	$1,055,292	$2,938,130

Number of shares outstanding	218,293	408,218	153,833	335,403
Net asset value per share	$16.36	$13.16	$6.86	$8.76
Cost of mutual fund shares	$3,457,324	$5,151,684	$1,119,877	$3,532,747

See accompanying notes to financial statements

4

MEMBERS Horizon Variable Separate Account

Statements of Assets and Liabilities (continued)

As of December 31, 2022

	PIMCO VIT	Putnam VT	T. Rowe Price	Vanguard
	Real Return	High	Blue Chip	VIF
	Portfolio	Yield	Growth	Capital Growth
	Institutional Class,	Fund,	Fund,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in mutual funds at fair value	$1,749,371	$2,815,476	$14,538,038	$3,833,868
Total assets	1,749,371	2,815,476	14,538,038	3,833,868

Liabilities	-	-	-	-
Net assets	$1,749,371	$2,815,476	$14,538,038	$3,833,868

Net assets
Net assets: B-Shares	$1,244,053	$2,497,681	$10,793,633	$2,906,624
Net assets: C-Shares	505,318	317,795	3,744,405	927,244
Total net assets	$1,749,371	$2,815,476	$14,538,038	$3,833,868

Number of shares outstanding	152,119	532,226	469,878	98,786
Net asset value per share	$11.50	$5.29	$30.94	$38.81
Cost of mutual fund shares	$1,990,822	$3,255,763	$19,514,016	$3,957,076

	Vanguard	Vanguard	Vanguard	Vanguard
	VIF	VIF	VIF	VIF
	Diversified Value	Equity Index	High Yield Bond	International
	Portfolio,	Portfolio,	Portfolio,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in mutual funds at fair value	$3,685,487	$13,550,336	$2,627,442	$6,459,624
Total assets	3,685,487	13,550,336	2,627,442	6,459,624

Liabilities	-	-	-	-
Net assets	$3,685,487	$13,550,336	$2,627,442	$6,459,624

Net assets
Net assets: B-Shares	$3,137,064	$8,815,182	$2,067,256	$5,347,414
Net assets: C-Shares	548,423	4,735,154	560,186	1,112,210
Total net assets	$3,685,487	$13,550,336	$2,627,442	$6,459,624

Number of shares outstanding	263,061	267,054	378,049	286,839
Net asset value per share	$14.01	$50.74	$6.95	$22.52
Cost of mutual fund shares	$3,828,260	$11,995,949	$2,935,673	$8,018,558

See accompanying notes to financial statements

5

MEMBERS Horizon Variable Separate Account

Statements of Assets and Liabilities (continued)

As of December 31, 2022

	Vanguard	Vanguard	Vanguard	Vanguard
	VIF	VIF	VIF	VIF
	Mid-Cap Index	Money Market	Real Estate Index	Small Company
	Portfolio,	Portfolio,	Portfolio,	Growth Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount

Assets
Investments in mutual funds at fair value	$8,739,982	$11,808,766	$4,984,062	$2,850,875
Total assets	8,739,982	11,808,766	4,984,062	2,850,875

Liabilities	-	-	-	-
Net assets	$8,739,982	$11,808,766	$4,984,062	$2,850,875

Net assets
Net assets: B-Shares	$7,649,443	$10,429,067	$3,729,926	$2,332,651
Net assets: C-Shares	1,090,539	1,379,699	1,254,136	518,224
Total net assets	$8,739,982	$11,808,766	$4,984,062	$2,850,875

Number of shares outstanding	408,792	11,808,766	432,269	192,887
Net asset value per share	$21.38	$1.00	$11.53	$14.78
Cost of mutual fund shares	$9,417,963	$11,808,766	$5,566,169	$3,871,445

	Vanguard	Vanguard
	VIF	VIF
	Total Bond Market	Total Stock Market
	Index Portfolio,	Index Portfolio,
	Subaccount	Subaccount

Assets
Investments in mutual funds at fair value	$15,329,207	$15,498,391
Total assets	15,329,207	15,498,391

Liabilities	-	-
Net assets	$15,329,207	$15,498,391

Net assets
Net assets: B-Shares	$12,000,345	$11,625,303
Net assets: C-Shares	3,328,862	3,873,088
Total net assets	$15,329,207	$15,498,391

Number of shares outstanding	1,485,388	366,392
Net asset value per share	$10.32	$42.30
Cost of mutual fund shares	$17,782,538	$15,566,409

See accompanying notes to financial statements

6

MEMBERS Horizon Variable Separate Account

Statements of Operations

For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco Oppenheimer V.I.	American Funds
	Global Real Estate	Small Cap	International	IS The Bond Fund
	Fund	Equity Fund	Growth Fund	of America
	Series I,	Series I,	Non-Service Shares,	Series I,
	Subaccount	Subaccount	Subaccount	Subaccount

Investment income (loss)
Dividend income	$36,912	$-	$-	$119,413
Mortality and expense charges (note 3)	(20,256)	(14,848)	(5,150)	(56,215)
Net investment income (loss)	16,656	(14,848)	(5,150)	63,198

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(31,448)	(9,696)	(4,712)	(123,336)
Realized gain distributions	-	190,334	66,573	39,623
Net realized gain (loss) on investments	(31,448)	180,638	61,861	(83,713)

Net change in unrealized appreciation (depreciation) on investments	(407,534)	(406,700)	(179,702)	(527,421)

Net increase (decrease) in net assets resulting from operations	$(422,326)	$(240,910)	$(122,991)	$(547,936)

	American Funds	American Funds	American Funds	American Funds
	IS Growth	IS American High-	IS International	IS Asset
	Fund	Income Trust Fund	Fund	Allocation Fund
	Series I,	Class I,	Series I,	Series I,
	Subaccount	Subaccount	Subaccount	Subaccount

Investment income (loss)
Dividend income	$76,132	$149,148	$35,795	$371,767
Mortality and expense charges (note 3)	(201,381)	(29,648)	(27,291)	(266,474)
Net investment income (loss)	(125,249)	119,500	8,504	105,293

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(86,622)	(47,927)	(104,887)	(98,214)
Realized gain distributions	1,900,566	-	252,252	1,794,430
Net realized gain (loss) on investments	1,813,944	(47,927)	147,365	1,696,216

Net change in unrealized appreciation (depreciation) on investments	(6,888,826)	(298,075)	(622,522)	(4,610,752)

Net increase (decrease) in net assets resulting from operations	$(5,200,131)	$(226,502)	$(466,653)	$(2,809,243)

See accompanying notes to financial statements

7

MEMBERS Horizon Variable Separate Account

Statements of Operations (continued)

For the Year Ended December 31,

	BlackRock	Columbia VP	DFA VA	DFA VA
	Global Allocation	Emerging Markets	International	International
	V.I. Fund	Bond Fund	Small	Value
	Class I,	Class 1,	Portfolio,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount

Investment income (loss)
Dividend income	$-	$96,852	$15,125	$198,154
Mortality and expense charges (note 3)	(46,153)	(34,146)	(8,841)	(82,758)
Net investment income (loss)	(46,153)	62,706	6,284	115,396

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(70,285)	(85,167)	(11,172)	72,221
Realized gain distributions	35,557	-	10,297	55,067
Net realized gain (loss) on investments	(34,728)	(85,167)	(875)	127,288

Net change in unrealized appreciation (depreciation) on investments	(480,132)	(436,146)	(135,840)	(547,089)

Net increase (decrease) in net assets resulting from operations	$(561,013)	$(458,607)	$(130,431)	$(304,405)

	DFA VA	DFA VA	Templeton	Templeton
	U.S. Large	U.S. Targeted	Foreign VIP	Global Bond
	Value	Value	Fund	VIP Fund
	Portfolio,	Portfolio,	Class I,	Class 1,
	Subaccount	Subaccount	Subaccount	Subaccount

Investment income (loss)
Dividend income	$204,625	$44,806	$8,157	$-
Mortality and expense charges (note 3)	(148,064)	(57,006)	(3,868)	(23,671)
Net investment income (loss)	56,561	(12,200)	4,289	(23,671)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	297,754	149,986	(537)	(79,918)
Realized gain distributions	110,601	265,402	-	-
Net realized gain (loss) on investments	408,355	415,388	(537)	(79,918)

Net change in unrealized appreciation (depreciation) on investments	(1,178,441)	(650,708)	(23,112)	(16,574)

Net increase (decrease) in net assets resulting from operations	$(713,525)	$(247,520)	$(19,360)	$(120,163)

See accompanying notes to financial statements

8

MEMBERS Horizon Variable Separate Account

Statements of Operations (continued)

For the Year Ended December 31, 2022

	Goldman Sachs VIT		Lazard Retirement	MFS® VIT
	Core Fixed	Goldman Sachs VIT	Emerging Markets	Total Return
	Income	Government	Equity Portfolio	Bond Series Fund
	Service Shares,	Money Market,	Investor Shares,	Initial Class,
	Subaccount	Subaccount	Subaccount	Subaccount

Investment income (loss)
Dividend income	$12,955	$39,228	$107,850	$175,457
Mortality and expense charges (note 3)	(12,562)	(34,434)	(45,155)	(98,325)
Net investment income (loss)	393	4,794	62,695	77,132

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(13,188)	(1)	(53,108)	(182,563)
Realized gain distributions	-	-	-	73,943
Net realized gain (loss) on investments	(13,188)	(1)	(53,108)	(108,620)

Net change in unrealized appreciation (depreciation) on investments	(115,569)	-	(564,250)	(1,083,034)

Net increase (decrease) in net assets resulting from operations	$(128,364)	$4,793	$(554,663)	$(1,114,522)

	MFS® VIT		MFS® VIT	Morgan Stanley
	Utilities Series	MFS® VIT	Blended Research®	VIF, Inc. Global
	Fund	Value	Small Cap Equity	Infrastructure
	Initial Class,	Series Fund,	Fund,	Fund Class I,
	Subaccount	Subaccount	Subaccount	Subaccount

Investment income (loss)
Dividend income	$80,055	$37,470	$13,420	$71,475
Mortality and expense charges (note 3)	(50,691)	(39,985)	(26,746)	(37,327)
Net investment income (loss)	29,364	(2,515)	(13,326)	34,148

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	109,140	20,016	(48,924)	(30,039)
Realized gain distributions	126,890	159,698	399,752	139,631
Net realized gain (loss) on investments	236,030	179,714	350,828	109,592

Net change in unrealized appreciation (depreciation) on investments	(287,067)	(408,185)	(741,278)	(400,089)

Net increase (decrease) in net assets resulting from operations	$(21,673)	$(230,986)	$(403,776)	$(256,349)

See accompanying notes to financial statements

9

MEMBERS Horizon Variable Separate Account

Statements of Operations (continued)

For the Year Ended December 31, 2022

	Morgan Stanley	TOPS®	TOPS®	TOPS®
	VIF, Inc.	Aggressive Growth	Balanced ETF	Conservative ETF
	Growth Portfolio	ETF Portfolio	Portfolio	Portfolio
	Fund Class I,	Class 1,	Class 1,	Class 1,
	Subaccount	Subaccount	Subaccount	Subaccount

Investment income (loss)
Dividend income	$-	$49,683	$140,510	$245,036
Mortality and expense charges (note 3)	(45,742)	(56,954)	(134,171)	(215,916)
Net investment income (loss)	(45,742)	(7,271)	6,339	29,120

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(499,612)	22,939	91,183	67,648
Realized gain distributions	1,418,031	2,363	121,375	197,936
Net realized gain (loss) on investments	918,419	25,302	212,558	265,584

Net change in unrealized appreciation (depreciation) on investments	(3,984,835)	(747,475)	(1,408,924)	(1,758,660)

Net increase (decrease) in net assets resulting from operations	$(3,112,158)	$(729,444)	$(1,190,027)	$(1,463,956)

	TOPS®	TOPS®	PIMCO VIT	PIMCO VIT
	Growth ETF	Moderate Growth	Commodity	All Asset
	Portfolio	ETF Portfolio	Real Return	Portfolio
	Class 1,	Class 1,	Strategy Portfolio,	Institutional Class,
	Subaccount	Subaccount	Subaccount	Subaccount

Investment income (loss)
Dividend income	$58,284	$91,846	$267,164	$255,534
Mortality and expense charges (note 3)	(63,395)	(101,417)	(19,246)	(51,161)
Net investment income (loss)	(5,111)	(9,571)	247,918	204,373

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	102,201	257,520	43,711	(90,200)
Realized gain distributions	21,437	67,254	-	268,594
Net realized gain (loss) on investments	123,638	324,774	43,711	178,394

Net change in unrealized appreciation (depreciation) on investments	(907,462)	(1,387,384)	(206,950)	(873,441)

Net increase (decrease) in net assets resulting from operations	$(788,935)	$(1,072,181)	$84,679	$(490,674)

See accompanying notes to financial statements

10

MEMBERS Horizon Variable Separate Account

Statements of Operations (continued)

For the Year Ended December 31, 2022

	PIMCO VIT	Putnam VT	T. Rowe Price	Vanguard
	Real Return	High	Blue Chip	VIF
	Portfolio	Yield	Growth	Capital Growth
	Institutional Class,	Fund,	Fund,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount

Investment income (loss)
Dividend income	$138,245	$174,095	$-	$39,515
Mortality and expense charges (note 3)	(30,179)	(48,258)	(276,088)	(66,614)
Net investment income (loss)	108,066	125,837	(276,088)	(27,099)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(35,211)	(80,346)	(141,269)	5,360
Realized gain distributions	-	6,238	767,600	426,962
Net realized gain (loss) on investments	(35,211)	(74,108)	626,331	432,322

Net change in unrealized appreciation (depreciation) on investments	(351,294)	(507,545)	(9,948,163)	(1,255,859)

Net increase (decrease) in net assets resulting from operations	$(278,439)	$(455,816)	$(9,597,920)	$(850,636)

	Vanguard	Vanguard	Vanguard	Vanguard
	VIF	VIF	VIF	VIF
	Diversified Value	Equity Index	High Yield Bond	International
	Portfolio,	Portfolio,	Portfolio,	Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount

Investment income (loss)
Dividend income	$49,071	$217,612	$152,697	$85,931
Mortality and expense charges (note 3)	(62,623)	(246,890)	(45,379)	(102,603)
Net investment income (loss)	(13,552)	(29,278)	107,318	(16,672)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(4,686)	556,411	(72,027)	(150,208)
Realized gain distributions	388,219	727,640	-	1,273,888
Net realized gain (loss) on investments	383,533	1,284,051	(72,027)	1,123,680

Net change in unrealized appreciation (depreciation) on investments	(963,298)	(4,886,072)	(393,907)	(3,761,593)

Net increase (decrease) in net assets resulting from operations	$(593,317)	$(3,631,299)	$(358,616)	$(2,654,585)

See accompanying notes to financial statements

11

MEMBERS Horizon Variable Separate Account

Statements of Operations (continued)

For the Year Ended December 31, 2022

	Vanguard	Vanguard	Vanguard	Vanguard
	VIF	VIF	VIF	VIF
	Mid-Cap Index	Money Market	Real Estate Index	Small Company
	Portfolio,	Portfolio,	Portfolio,	Growth Portfolio,
	Subaccount	Subaccount	Subaccount	Subaccount

Investment income (loss)
Dividend income	$112,476	$136,318	$121,197	$8,583
Mortality and expense charges (note 3)	(148,232)	(117,890)	(94,744)	(49,422)
Net investment income (loss)	(35,756)	18,428	26,453	(40,839)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(31,707)	-	49,811	(136,954)
Realized gain distributions	1,067,006	195	273,746	920,332
Net realized gain (loss) on investments	1,035,299	195	323,557	783,378

Net change in unrealized appreciation (depreciation) on investments	(3,353,410)	-	(2,384,041)	(1,817,170)

Net increase (decrease) in net assets resulting from operations	$(2,353,867)	$18,623	$(2,034,031)	$(1,074,631)

	Vanguard	Vanguard
	VIF	VIF
	Total Bond Market	Total Stock Market
	Index Portfolio,	Index Portfolio,
	Subaccount	Subaccount

Investment income (loss)
Dividend income	$374,942	$247,042
Mortality and expense charges (note 3)	(274,803)	(278,062)
Net investment income (loss)	100,139	(31,020)

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(500,801)	174,409
Realized gain distributions	133,044	1,323,309
Net realized gain (loss) on investments	(367,757)	1,497,718

Net change in unrealized appreciation (depreciation) on investments	(2,677,544)	(5,925,888)

Net increase (decrease) in net assets resulting from operations	$(2,945,162)	$(4,459,190)

See accompanying notes to financial statements

12

MEMBERS Horizon Variable Separate Account

Statements of Changes in Net Assets

For the Years Ended December 31,

	Invesco V.I.		Invesco V.I.
	Global Real Estate Fund		Small Cap Equity Fund
	Series I, Subaccount		Series I, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$16,656	$20,433	$(14,848)	$(11,516)
Net realized gain (loss) on investments	(31,448)	11,709	180,638	78,917
Net change in unrealized appreciation (depreciation) on investments	(407,534)	291,901	(406,700)	56,371
Net increase (decrease) in net assets resulting from operations	(422,326)	324,043	(240,910)	123,772

Contract transactions
Payments received from contract owners	26,045	210,069	194,965	368,377
Transfers between subaccounts (including fixed accounts), net	82,768	2,275	53,244	(21,668)
Payment for contract benefits and terminations	(271,093)	(120,156)	(78,056)	(37,867)
Contract charges and fees	(971)	(863)	(166)	(363)
Net increase (decrease) in net assets from contract transactions	(163,251)	91,325	169,987	308,479
Total increase (decrease) in net assets	(585,577)	415,368	(70,923)	432,251

Net assets
Beginning of period	1,686,165	1,270,797	1,033,808	601,557
End of period	$1,100,588	$1,686,165	$962,885	$1,033,808

	Invesco Oppenheimer V.I.		American Funds
	International Growth Fund		IS The Bond Fund of America
	Non-Service Shares, Subaccount		Series I, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$(5,150)	$(5,739)	$63,198	$14,483
Net realized gain (loss) on investments	61,861	46,810	(83,713)	105,545
Net change in unrealized appreciation (depreciation) on investments	(179,702)	(11,772)	(527,421)	(159,594)
Net increase (decrease) in net assets resulting from operations	(122,991)	29,299	(547,936)	(39,566)

Contract transactions
Payments received from contract owners	15,755	84,077	495,117	1,237,296
Transfers between subaccounts (including fixed accounts), net	30,290	10,074	161,183	884,435
Payment for contract benefits and terminations	(12,370)	(23,331)	(431,299)	(174,767)
Contract charges and fees	(68)	(248)	(4,662)	(1,131)
Net increase (decrease) in net assets from contract transactions	33,607	70,572	220,339	1,945,833
Total increase (decrease) in net assets	(89,384)	99,871	(327,597)	1,906,267

Net assets
Beginning of period	427,624	327,753	3,966,148	2,059,881
End of period	$338,240	$427,624	$3,638,551	$3,966,148

See accompanying notes to financial statements

13

MEMBERS Horizon Variable Separate Account

Statements of Changes in Net Assets (continued)

For the Years Ended December 31,

	American Funds		American Funds
	IS Growth Fund		IS American High-Income Trust Fund
	Series I, Subaccount		Class I, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$(125,249)	$(144,692)	$119,500	$62,063
Net realized gain (loss) on investments	1,813,944	2,201,585	(47,927)	6,744
Net change in unrealized appreciation (depreciation) on investments	(6,888,826)	444,936	(298,075)	46,625
Net increase (decrease) in net assets resulting from operations	(5,200,131)	2,501,829	(226,502)	115,432

Contract transactions
Payments received from contract owners	1,718,584	4,099,399	302,983	517,815
Transfers between subaccounts (including fixed accounts), net	(74,012)	(865,263)	149,707	191,093
Payment for contract benefits and terminations	(1,354,720)	(649,151)	(549,882)	(97,615)
Contract charges and fees	(12,682)	(4,070)	(1,073)	(645)
Net increase (decrease) in net assets from contract transactions	277,170	2,580,915	(98,265)	610,648
Total increase (decrease) in net assets	(4,922,961)	5,082,744	(324,767)	726,080

Net assets
Beginning of period	16,221,493	11,138,749	2,124,744	1,398,664
End of period	$11,298,532	$16,221,493	$1,799,977	$2,124,744

	American Funds		American Funds
	IS International Fund		IS Asset Allocation Fund
	Series I, Subaccount		Series I, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$8,504	$27,349	$105,293	$56,978
Net realized gain (loss) on investments	147,365	19,881	1,696,216	698,106
Net change in unrealized appreciation (depreciation) on investments	(622,522)	(113,258)	(4,610,752)	1,210,693
Net increase (decrease) in net assets resulting from operations	(466,653)	(66,028)	(2,809,243)	1,965,777

Contract transactions
Payments received from contract owners	302,867	390,097	2,303,798	3,016,290
Transfers between subaccounts (including fixed accounts), net	325,466	42,136	752,239	1,396,895
Payment for contract benefits and terminations	(456,488)	(72,506)	(2,311,191)	(993,270)
Contract charges and fees	(452)	(320)	(5,825)	(14,424)
Net increase (decrease) in net assets from contract transactions	171,393	359,407	739,021	3,405,491
Total increase (decrease) in net assets	(295,260)	293,379	(2,070,222)	5,371,268

Net assets
Beginning of period	1,973,580	1,680,201	18,620,912	13,249,644
End of period	$1,678,320	$1,973,580	$16,550,690	$18,620,912

See accompanying notes to financial statements

14

MEMBERS Horizon Variable Separate Account

Statements of Changes in Net Assets (continued)

For the Years Ended December 31,

	BlackRock		Columbia VP
	Global Allocation V.I. Fund		Emerging Markets Bond Fund
	Class I, Subaccount		Class 1, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$(46,153)	$(15,493)	$62,706	$59,536
Net realized gain (loss) on investments	(34,728)	456,679	(85,167)	(2,034)
Net change in unrealized appreciation (depreciation) on investments	(480,132)	(348,153)	(436,146)	(145,855)
Net increase (decrease) in net assets resulting from operations	(561,013)	93,033	(458,607)	(88,353)

Contract transactions
Payments received from contract owners	213,467	1,217,589	133,536	466,300
Transfers between subaccounts (including fixed accounts), net	13,223	146,071	165,298	261,483
Payment for contract benefits and terminations	(262,043)	(189,908)	(376,023)	(208,628)
Contract charges and fees	(2,424)	(640)	(1,456)	(1,518)
Net increase (decrease) in net assets from contract transactions	(37,777)	1,173,112	(78,645)	517,637
Total increase (decrease) in net assets	(598,790)	1,266,145	(537,252)	429,284

Net assets
Beginning of period	3,160,594	1,894,449	2,647,418	2,218,134
End of period	$2,561,804	$3,160,594	$2,110,166	$2,647,418

	DFA VA		DFA VA
	International Small		International Value
	Portfolio, Subaccount		Portfolio, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$6,284	$7,536	$115,396	$149,201
Net realized gain (loss) on investments	(875)	53,440	127,288	113,150
Net change in unrealized appreciation (depreciation) on investments	(135,840)	4,850	(547,089)	622,970
Net increase (decrease) in net assets resulting from operations	(130,431)	65,826	(304,405)	885,321

Contract transactions
Payments received from contract owners	64,970	141,718	236,990	1,004,978
Transfers between subaccounts (including fixed accounts), net	15,591	(6,878)	(345,207)	(488,982)
Payment for contract benefits and terminations	(48,312)	(41,687)	(792,991)	(550,574)
Contract charges and fees	-	(658)	(3,114)	(3,467)
Net increase (decrease) in net assets from contract transactions	32,249	92,495	(904,322)	(38,045)
Total increase (decrease) in net assets	(98,182)	158,321	(1,208,727)	847,276

Net assets
Beginning of period	662,340	504,019	6,179,109	5,331,833
End of period	$564,158	$662,340	$4,970,382	$6,179,109

See accompanying notes to financial statements

15

MEMBERS Horizon Variable Separate Account

Statements of Changes in Net Assets (continued)

For the Years Ended December 31,

	DFA VA		DFA VA
	U.S. Large Value		U.S. Targeted Value
	Portfolio, Subaccount		Portfolio, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$56,561	$24,530	$(12,200)	$(9,101)
Net realized gain (loss) on investments	408,355	296,307	415,388	597,078
Net change in unrealized appreciation (depreciation) on investments	(1,178,441)	1,740,791	(650,708)	694,846
Net increase (decrease) in net assets resulting from operations	(713,525)	2,061,628	(247,520)	1,282,823

Contract transactions
Payments received from contract owners	880,321	2,133,059	134,803	664,332
Transfers between subaccounts (including fixed accounts), net	(775,119)	(447,805)	(428,444)	(879,526)
Payment for contract benefits and terminations	(1,085,292)	(988,483)	(345,580)	(319,754)
Contract charges and fees	(7,801)	(11,493)	(1,198)	(1,284)
Net increase (decrease) in net assets from contract transactions	(987,891)	685,278	(640,419)	(536,232)
Total increase (decrease) in net assets	(1,701,416)	2,746,906	(887,939)	746,591

Net assets
Beginning of period	10,552,357	7,805,451	4,235,243	3,488,652
End of period	$8,850,941	$10,552,357	$3,347,304	$4,235,243

	Templeton		Templeton
	Foreign VIP Fund		Global Bond VIP Fund
	Class I, Subaccount		Class 1, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$4,289	$1,136	$(23,671)	$(24,290)
Net realized gain (loss) on investments	(537)	1,156	(79,918)	(31,062)
Net change in unrealized appreciation (depreciation) on investments	(23,112)	(507)	(16,574)	(42,519)
Net increase (decrease) in net assets resulting from operations	(19,360)	1,785	(120,163)	(97,871)

Contract transactions
Payments received from contract owners	45,019	104,866	66,511	290,467
Transfers between subaccounts (including fixed accounts), net	8,790	5,611	(125,770)	228,862
Payment for contract benefits and terminations	(32,536)	(18,338)	(141,406)	(70,912)
Contract charges and fees	-	-	(1,222)	(285)
Net increase (decrease) in net assets from contract transactions	21,273	92,139	(201,887)	448,132
Total increase (decrease) in net assets	1,913	93,924	(322,050)	350,261

Net assets
Beginning of period	272,738	178,814	1,663,087	1,312,826
End of period	$274,651	$272,738	$1,341,037	$1,663,087

See accompanying notes to financial statements

16

MEMBERS Horizon Variable Separate Account

Statements of Changes in Net Assets (continued)

For the Years Ended December 31,

	Goldman Sachs VIT		Goldman Sachs VIT
	Core Fixed		Government
	Income Service Shares,		Money Market,
	Subaccount		Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$393	$(2,304)	$4,794	$(29,600)
Net realized gain (loss) on investments	(13,188)	4,680	(1)	-
Net change in unrealized appreciation (depreciation) on investments	(115,569)	(27,286)	-	-
Net increase (decrease) in net assets resulting from operations	(128,364)	(24,910)	4,793	(29,600)

Contract transactions
Payments received from contract owners	173,000	164,983	895,732	2,643,410
Transfers between subaccounts (including fixed accounts), net	(14,877)	99,015	397,139	(2,579,739)
Payment for contract benefits and terminations	(75,776)	(50,574)	(143,681)	(43,567)
Contract charges and fees	(108)	(199)	(746)	(754)
Net increase (decrease) in net assets from contract transactions	82,239	213,225	1,148,444	19,350
Total increase (decrease) in net assets	(46,125)	188,315	1,153,237	(10,250)

Net assets
Beginning of period	798,042	609,727	1,741,871	1,752,121
End of period	$751,917	$798,042	$2,895,108	$1,741,871

	Lazard Retirement		MFS® VIT
	Emerging Markets Equity Portfolio		Total Return Bond Series Fund
	Investor Shares, Subaccount		Initial Class, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$62,695	$21,632	$77,132	$85,007
Net realized gain (loss) on investments	(53,108)	22,932	(108,620)	17,670
Net change in unrealized appreciation (depreciation) on investments	(564,250)	77,665	(1,083,034)	(246,376)
Net increase (decrease) in net assets resulting from operations	(554,663)	122,229	(1,114,522)	(143,699)

Contract transactions
Payments received from contract owners	199,523	495,605	363,379	1,392,086
Transfers between subaccounts (including fixed accounts), net	318,735	20,013	130,607	855,033
Payment for contract benefits and terminations	(538,898)	(230,531)	(1,103,322)	(666,859)
Contract charges and fees	(1,328)	(2,323)	(6,068)	(3,833)
Net increase (decrease) in net assets from contract transactions	(21,968)	282,764	(615,404)	1,576,427
Total increase (decrease) in net assets	(576,631)	404,993	(1,729,926)	1,432,728

Net assets
Beginning of period	3,341,492	2,936,499	7,365,059	5,932,331
End of period	$2,764,861	$3,341,492	$5,635,133	$7,365,059

See accompanying notes to financial statements

17

MEMBERS Horizon Variable Separate Account

Statements of Changes in Net Assets (continued)

For the Years Ended December 31,

	MFS® VIT		MFS® VIT
	Utilities Series Fund		Value Series Fund,
	Initial Class, Subaccount		Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$29,364	$9,389	$(2,515)	$(4,049)
Net realized gain (loss) on investments	236,030	129,845	179,714	77,310
Net change in unrealized appreciation (depreciation) on investments	(287,067)	230,806	(408,185)	422,198
Net increase (decrease) in net assets resulting from operations	(21,673)	370,040	(230,986)	495,459

Contract transactions
Payments received from contract owners	284,052	445,035	363,689	639,926
Transfers between subaccounts (including fixed accounts), net	(117,881)	283,665	(49,110)	(22,512)
Payment for contract benefits and terminations	(663,423)	(207,318)	(551,151)	(129,019)
Contract charges and fees	(2,677)	(3,028)	(1,671)	(1,478)
Net increase (decrease) in net assets from contract transactions	(499,929)	518,354	(238,243)	486,917
Total increase (decrease) in net assets	(521,602)	888,394	(469,229)	982,376

Net assets
Beginning of period	3,525,869	2,637,475	2,931,373	1,948,997
End of period	$3,004,267	$3,525,869	$2,462,144	$2,931,373

	MFS® VIT		Morgan Stanley
	Blended Research® Small Cap Equity		VIF, Inc. Global Infrastructure
	Fund, Subaccount		Fund Class I, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$(13,326)	$(11,738)	$34,148	$23,628
Net realized gain (loss) on investments	350,828	40,653	109,592	91,450
Net change in unrealized appreciation (depreciation) on investments	(741,278)	389,032	(400,089)	155,311
Net increase (decrease) in net assets resulting from operations	(403,776)	417,947	(256,349)	270,389

Contract transactions
Payments received from contract owners	232,312	381,538	121,561	359,489
Transfers between subaccounts (including fixed accounts), net	149,559	(118,923)	(197,394)	431,921
Payment for contract benefits and terminations	(403,241)	(84,861)	(333,546)	(174,966)
Contract charges and fees	(329)	(594)	(1,629)	(1,394)
Net increase (decrease) in net assets from contract transactions	(21,699)	177,160	(411,008)	615,050
Total increase (decrease) in net assets	(425,475)	595,107	(667,357)	885,439

Net assets
Beginning of period	2,013,865	1,418,758	2,797,752	1,912,313
End of period	$1,588,390	$2,013,865	$2,130,395	$2,797,752

See accompanying notes to financial statements

18

MEMBERS Horizon Variable Separate Account

Statements of Changes in Net Assets (continued)

For the Years Ended December 31,

	Morgan Stanley		TOPS®
	VIF, Inc. Growth Portfolio		Aggressive Growth ETF Portfolio
	Fund Class I, Subaccount		Class 1, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$(45,742)	$(98,231)	$(7,271)	$(33,212)
Net realized gain (loss) on investments	918,419	2,138,983	25,302	68,171
Net change in unrealized appreciation (depreciation) on investments	(3,984,835)	(2,035,883)	(747,475)	538,178
Net increase (decrease) in net assets resulting from operations	(3,112,158)	4,869	(729,444)	573,137

Contract transactions
Payments received from contract owners	41,705	1,238,069	165,288	963,738
Transfers between subaccounts (including fixed accounts), net	988,173	(1,305,031)	(11,806)	(149,358)
Payment for contract benefits and terminations	(320,618)	(806,579)	(142,445)	(131,999)
Contract charges and fees	(1,859)	(7,430)	(1,684)	(934)
Net increase (decrease) in net assets from contract transactions	707,401	(880,971)	9,353	681,447
Total increase (decrease) in net assets	(2,404,757)	(876,102)	(720,091)	1,254,584

Net assets
Beginning of period	4,937,469	5,813,571	4,202,150	2,947,566
End of period	$2,532,712	$4,937,469	$3,482,059	$4,202,150

	TOPS®		TOPS®
	Balanced ETF Portfolio		Conservative ETF Portfolio
	Class 1, Subaccount		Class 1, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$6,339	$(47,734)	$29,120	$(86,181)
Net realized gain (loss) on investments	212,558	235,433	265,584	174,963
Net change in unrealized appreciation (depreciation) on investments	(1,408,924)	493,521	(1,758,660)	525,452
Net increase (decrease) in net assets resulting from operations	(1,190,027)	681,220	(1,463,956)	614,234

Contract transactions
Payments received from contract owners	617,532	2,004,263	693,733	2,715,563
Transfers between subaccounts (including fixed accounts), net	67,409	414,936	898,908	2,028,570
Payment for contract benefits and terminations	(1,498,193)	(832,499)	(3,314,423)	(1,500,822)
Contract charges and fees	(2,776)	(3,808)	(4,547)	(6,007)
Net increase (decrease) in net assets from contract transactions	(816,028)	1,582,892	(1,726,329)	3,237,304
Total increase (decrease) in net assets	(2,006,055)	2,264,112	(3,190,285)	3,851,538

Net assets
Beginning of period	9,858,009	7,593,897	14,954,093	11,102,555
End of period	$7,851,954	$9,858,009	$11,763,808	$14,954,093

See accompanying notes to financial statements

19

MEMBERS Horizon Variable Separate Account

Statements of Changes in Net Assets (continued)

For the Years Ended December 31,

	TOPS®		TOPS®
	Growth ETF Portfolio		Moderate Growth ETF Portfolio
	Class 1, Subaccount		Class 1, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$(5,111)	$(27,861)	$(9,571)	$(30,687)
Net realized gain (loss) on investments	123,638	133,103	324,774	358,891
Net change in unrealized appreciation (depreciation) on investments	(907,462)	503,161	(1,387,384)	535,278
Net increase (decrease) in net assets resulting from operations	(788,935)	608,403	(1,072,181)	863,482

Contract transactions
Payments received from contract owners	235,249	1,138,829	347,176	1,301,403
Transfers between subaccounts (including fixed accounts), net	(122,428)	(16,886)	(541,833)	(542,228)
Payment for contract benefits and terminations	(822,180)	(553,711)	(1,524,555)	(889,482)
Contract charges and fees	(15,149)	(20,330)	(4,544)	(1,172)
Net increase (decrease) in net assets from contract transactions	(724,508)	547,902	(1,723,756)	(131,479)
Total increase (decrease) in net assets	(1,513,443)	1,156,305	(2,795,937)	732,003

Net assets
Beginning of period	5,084,720	3,928,415	8,168,084	7,436,081
End of period	$3,571,277	$5,084,720	$5,372,147	$8,168,084

	PIMCO VIT		PIMCO VIT
	Commodity Real Return		All Asset Portfolio
	Strategy Portfolio, Subaccount		Institutional Class, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$247,918	$28,617	$204,373	$377,581
Net realized gain (loss) on investments	43,711	35,231	178,394	39,528
Net change in unrealized appreciation (depreciation) on investments	(206,950)	176,049	(873,441)	94,230
Net increase (decrease) in net assets resulting from operations	84,679	239,897	(490,674)	511,339

Contract transactions
Payments received from contract owners	130,321	289,775	62,610	490,025
Transfers between subaccounts (including fixed accounts), net	(85,084)	(73,064)	(10,600)	(591)
Payment for contract benefits and terminations	(141,332)	(119,851)	(615,274)	(432,870)
Contract charges and fees	(1,034)	(319)	(2,826)	(3,784)
Net increase (decrease) in net assets from contract transactions	(97,129)	96,541	(566,090)	52,780
Total increase (decrease) in net assets	(12,450)	336,438	(1,056,764)	564,119

Net assets
Beginning of period	1,067,742	731,304	3,994,894	3,430,775
End of period	$1,055,292	$1,067,742	$2,938,130	$3,994,894

See accompanying notes to financial statements

20

MEMBERS Horizon Variable Separate Account

Statements of Changes in Net Assets (continued)

For the Years Ended December 31,

	PIMCO VIT		Putnam VT
	Real Return Portfolio		High Yield
	Institutional Class, Subaccount		Fund, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$108,066	$61,959	$125,837	$102,482
Net realized gain (loss) on investments	(35,211)	14,111	(74,108)	2,097
Net change in unrealized appreciation (depreciation) on investments	(351,294)	(3,202)	(507,545)	13,109
Net increase (decrease) in net assets resulting from operations	(278,439)	72,868	(455,816)	117,688

Contract transactions
Payments received from contract owners	125,197	457,268	155,575	571,350
Transfers between subaccounts (including fixed accounts), net	(43,555)	481,823	(63,823)	315,909
Payment for contract benefits and terminations	(204,822)	(108,239)	(482,803)	(307,060)
Contract charges and fees	(2,764)	(185)	(1,981)	(1,975)
Net increase (decrease) in net assets from contract transactions	(125,944)	830,667	(393,032)	578,224
Total increase (decrease) in net assets	(404,383)	903,535	(848,848)	695,912

Net assets
Beginning of period	2,153,754	1,250,219	3,664,324	2,968,412
End of period	$1,749,371	$2,153,754	$2,815,476	$3,664,324

	T. Rowe Price		Vanguard
	Blue Chip Growth		VIF Capital Growth
	Fund, Subaccount		Portfolio, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$(276,088)	$(331,536)	$(27,099)	$(28,082)
Net realized gain (loss) on investments	626,331	3,349,689	432,322	409,425
Net change in unrealized appreciation (depreciation) on investments	(9,948,163)	(93,237)	(1,255,859)	334,344
Net increase (decrease) in net assets resulting from operations	(9,597,920)	2,924,916	(850,636)	715,687

Contract transactions
Payments received from contract owners	1,023,452	5,895,530	707,791	717,845
Transfers between subaccounts (including fixed accounts), net	726,031	(180,553)	(278,950)	(274,939)
Payment for contract benefits and terminations	(2,278,571)	(1,264,988)	(326,305)	(154,717)
Contract charges and fees	(20,171)	(7,482)	(4,551)	(2,548)
Net increase (decrease) in net assets from contract transactions	(549,259)	4,442,507	97,985	285,641
Total increase (decrease) in net assets	(10,147,179)	7,367,423	(752,651)	1,001,328

Net assets
Beginning of period	24,685,217	17,317,794	4,586,519	3,585,191
End of period	$14,538,038	$24,685,217	$3,833,868	$4,586,519

See accompanying notes to financial statements

21

MEMBERS Horizon Variable Separate Account

Statements of Changes in Net Assets (continued)

For the Years Ended December 31,

	Vanguard		Vanguard
	VIF Diversified Value		VIF Equity Index
	Portfolio, Subaccount		Portfolio, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$(13,552)	$(20,820)	$(29,278)	$(68,045)
Net realized gain (loss) on investments	383,533	165,407	1,284,051	1,113,902
Net change in unrealized appreciation (depreciation) on investments	(963,298)	767,801	(4,886,072)	2,956,540
Net increase (decrease) in net assets resulting from operations	(593,317)	912,388	(3,631,299)	4,002,397

Contract transactions
Payments received from contract owners	311,411	895,132	547,740	2,604,820
Transfers between subaccounts (including fixed accounts), net	(179,003)	(143,929)	(1,282,298)	(847,985)
Payment for contract benefits and terminations	(353,764)	(180,076)	(1,454,705)	(994,864)
Contract charges and fees	(3,340)	(3,189)	(6,828)	(5,448)
Net increase (decrease) in net assets from contract transactions	(224,696)	567,938	(2,196,091)	756,523
Total increase (decrease) in net assets	(818,013)	1,480,326	(5,827,390)	4,758,920

Net assets
Beginning of period	4,503,500	3,023,174	19,377,726	14,618,806
End of period	$3,685,487	$4,503,500	$13,550,336	$19,377,726

	Vanguard		Vanguard
	VIF High Yield Bond		VIF International
	Portfolio, Subaccount		Portfolio, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$107,318	$75,587	$(16,672)	$(107,061)
Net realized gain (loss) on investments	(72,027)	9,057	1,123,680	1,103,627
Net change in unrealized appreciation (depreciation) on investments	(393,907)	(18,500)	(3,761,593)	(1,230,730)
Net increase (decrease) in net assets resulting from operations	(358,616)	66,144	(2,654,585)	(234,164)

Contract transactions
Payments received from contract owners	288,696	498,431	428,683	1,512,942
Transfers between subaccounts (including fixed accounts), net	(203,522)	244,741	1,450,871	(830,734)
Payment for contract benefits and terminations	(375,931)	(282,060)	(935,340)	(644,425)
Contract charges and fees	(1,767)	(1,976)	(4,094)	(5,659)
Net increase (decrease) in net assets from contract transactions	(292,524)	459,136	940,120	32,124
Total increase (decrease) in net assets	(651,140)	525,280	(1,714,465)	(202,040)

Net assets
Beginning of period	3,278,582	2,753,302	8,174,089	8,376,129
End of period	$2,627,442	$3,278,582	$6,459,624	$8,174,089

See accompanying notes to financial statements

22

MEMBERS Horizon Variable Separate Account

Statements of Changes in Net Assets (continued)

For the Years Ended December 31,

	Vanguard		Vanguard
	VIF Mid-Cap Index		VIF Money Market
	Portfolio, Subaccount		Portfolio, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$(35,756)	$(52,014)	$18,428	$(113,119)
Net realized gain (loss) on investments	1,035,299	912,022	195	460
Net change in unrealized appreciation (depreciation) on investments	(3,353,410)	1,247,419	-	-
Net increase (decrease) in net assets resulting from operations	(2,353,867)	2,107,427	18,623	(112,659)

Contract transactions
Payments received from contract owners	736,150	2,024,921	290,486	1,220,617
Transfers between subaccounts (including fixed accounts), net	(32,313)	(601,946)	19,808,983	939,168
Payment for contract benefits and terminations	(1,341,281)	(752,941)	(14,298,409)	(4,448,879)
Contract charges and fees	(6,892)	(8,215)	(3,800)	(5,823)
Net increase (decrease) in net assets from contract transactions	(644,336)	661,819	5,797,260	(2,294,917)
Total increase (decrease) in net assets	(2,998,203)	2,769,246	5,815,883	(2,407,576)

Net assets
Beginning of period	11,738,185	8,968,939	5,992,883	8,400,459
End of period	$8,739,982	$11,738,185	$11,808,766	$5,992,883

	Vanguard		Vanguard
	VIF Real Estate Index		VIF Small Company
	Portfolio, Subaccount		Growth Portfolio, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$26,453	$28,050	$(40,839)	$(50,488)
Net realized gain (loss) on investments	323,557	324,668	783,378	405,864
Net change in unrealized appreciation (depreciation) on investments	(2,384,041)	1,819,305	(1,817,170)	160,051
Net increase (decrease) in net assets resulting from operations	(2,034,031)	2,172,023	(1,074,631)	515,427

Contract transactions
Payments received from contract owners	356,830	892,653	1,462	180,291
Transfers between subaccounts (including fixed accounts), net	(265,813)	(279,742)	202,694	(372,906)
Payment for contract benefits and terminations	(801,364)	(580,182)	(375,842)	(386,237)
Contract charges and fees	(3,929)	(4,548)	(3,686)	(7,771)
Net increase (decrease) in net assets from contract transactions	(714,276)	28,181	(175,372)	(586,623)
Total increase (decrease) in net assets	(2,748,307)	2,200,204	(1,250,003)	(71,196)

Net assets
Beginning of period	7,732,369	5,532,165	4,100,878	4,172,074
End of period	$4,984,062	$7,732,369	$2,850,875	$4,100,878

See accompanying notes to financial statements

23

MEMBERS Horizon Variable Separate Account

Statements of Changes in Net Assets (continued)

For the Years Ended December 31,

	Vanguard		Vanguard
	VIF Total Bond Market		VIF Total Stock Market
	Index Portfolio, Subaccount		Index Portfolio, Subaccount
	2022	2021	2022	2021

Increase (decrease) in net assets from operations
Net investment income (loss)	$100,139	$67,685	$(31,020)	$(79,834)
Net realized gain (loss) on investments	(367,757)	174,400	1,497,718	1,692,956
Net change in unrealized appreciation (depreciation) on investments	(2,677,544)	(806,875)	(5,925,888)	2,436,510
Net increase (decrease) in net assets resulting from operations	(2,945,162)	(564,790)	(4,459,190)	4,049,632

Contract transactions
Payments received from contract owners	893,629	3,746,592	1,030,077	4,084,446
Transfers between subaccounts (including fixed accounts), net	(394,033)	2,975,405	(706,624)	(1,461,629)
Payment for contract benefits and terminations	(2,750,160)	(1,972,665)	(1,923,273)	(1,476,066)
Contract charges and fees	(14,095)	(20,207)	(10,497)	(8,922)
Net increase (decrease) in net assets from contract transactions	(2,264,659)	4,729,125	(1,610,317)	1,137,829
Total increase (decrease) in net assets	(5,209,821)	4,164,335	(6,069,507)	5,187,461

Net assets
Beginning of period	20,539,028	16,374,693	21,567,898	16,380,437
End of period	$15,329,207	$20,539,028	$15,498,391	$21,567,898

See accompanying notes to financial statements

24

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(1)	Organization

The MEMBERS Horizon Variable Account (the “Account”) is a separate account of MEMBERS Life Insurance Company (the “Company”). The Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”), as amended.

The Account was established to receive and invest net premiums paid by the contract owners to the Company under two flexible premium deferred variable and index linked annuity contracts (“contracts”) issued by the Company: MEMBERS® Horizon Flexible Premium Deferred Variable and Index Linked Annuity (Series B and Series C) and MEMBERS® Horizon II Flexible Premium Deferred Variable and Index Linked Annuity (Series B). Effective May 1, 2023, the MEMBERS Horizon II Flexible Premium Deferred Variable and Index Linked Annuity is expected to be renamed TruStage Horizon II Flexible Deferred Variable and Index Linked Annuity.

The Account is divided into a number of subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each subaccount invests solely in a corresponding portfolio of one of the following funds, each an open-end management investment company registered with the SEC.

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

Invesco V.I. Global Real Estate Fund

Invesco V.I. Small Cap Equity Fund

Invesco Oppenheimer V.I. International Growth Fund

American Funds Insurance Series®

American Funds IS The Bond Fund of America

American Funds IS Growth Fund

American Funds IS American High-Income Trust Fund

American Funds IS International Fund

American Funds IS Asset Allocation Fund

BlackRock Variable Series Funds, Inc.

BlackRock Global Allocation V.I. Fund

Columbia Threadneedle

Columbia VP Emerging Markets Bond Fund

DFA Investment Dimensions Group Inc.

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value Portfolio

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund

Templeton Global Bond VIP Fund

Goldman Sachs

Goldman Sachs VIT Core Fixed Income

Goldman Sachs VIT Government Money Market (1)

Lazard Retirement Series, Inc.

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® VIT Total Return Bond Series Fund

MFS® VIT Utilities Series Fund

MFS® VIT Value Series Fund

(1) This subaccount is only available in the Series B product.

MFS® Variable Insurance Trust III

MFS® VIT Blended Research® Small Cap Equity Fund

Morgan Stanley

VIF, Inc. Global Infrastructure Fund

VIF, Inc. Growth Portfolio Fund

Northern Lights Variable Trust

TOPS® Aggressive Growth ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Conservative ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO VIT Commodity Real Return Strategy Portfolio

PIMCO VIT All Asset Portfolio

PIMCO VIT Real Return Portfolio

Putnam Variable Trust

Putnam VT High Yield Fund

T. Rowe Price Equity Series, Inc.

T. Rowe Price Blue Chip Growth Fund

Vanguard Variable Insurance Fund

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Diversified Value Portfolio

Vanguard VIF Equity Index Portfolio

Vanguard VIF High Yield Bond Portfolio

Vanguard VIF International Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Money Market Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Small Company Growth Portfolio

Vanguard VIF Total Bond Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio

25

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

The accompanying financial statements include only the contract owner assets, deposits, investment activity, and the contract transactions applicable to the variable portions of the contracts and exclude assets and activity for deposits for fixed dollar benefits, which are included in the general account of the Company. The net investment income and the realized and unrealized gains and losses from the assets for each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

(2)	Significant Accounting Policies

Basis of Presentation

The Account is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation

Investments are made in shares of a fund and are recorded at fair value, determined by the net asset value per share of the respective fund. Investment transactions in each fund are recorded on the trade date. Realized gains and losses on redemptions of the shares of the fund are determined using the average cost basis. Income from dividends and gains from realized gain distributions from each fund are recorded on the ex-dividend date and are reinvested in that fund. The difference between cost and fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

The operations of the Account are included in the consolidated federal income tax return of CUNA Mutual Holding Company (“CMHC”), the Company’s ultimate parent, and its eligible subsidiaries. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). The Account’s activities are included in the Company’s taxable income. Under current provisions of the IRC, the Company does not expect to incur federal income taxes on recorded earnings or the realized capital gains attributed to the Account to the extent these earnings are credited to the contract owner’s account. Accordingly, no provision for income tax is currently recorded. If such taxes are incurred by the Company in the future, a tax provision may be recorded.

(3)	Fees and Charges

Contract Charges

Surrender Charges: Series B and Series C versions of the contract are available. Series C has no surrender charges. Series B has a five year surrender charge period. All references to surrender charges apply to Series B version only. A surrender charge is assessed against a contract owner’s account upon surrender or partial withdrawal of purchase payments in excess of the free annual withdrawal amount. For purchase payments withdrawn or surrendered within the first and second year of the contract, the charge is 9% of the amount of the payment withdrawn or surrendered for Series B. The surrender charge decreases by 1% for each of the following three years that has elapsed since the purchase payment was recorded. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than six years prior to the withdrawal or surrender.

26

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

Subject to certain restrictions in each contract year, an amount equal to 10% of aggregate purchase payments (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the contracts.

These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

For MEMBERS® Horizon II Flexible Premium Deferred Variable and Index Linked Annuity a Return of Purchase Payment Death Benefit Endorsement is attached to the contact and provides a return of purchase payment death benefit during the accumulation period. The death benefit is equal to the greater of the contract value as of the date death benefits are payable or total purchase payments adjusted for withdrawals. The Account does not apply the surrender charge or market value adjustment in determining the death benefit payable.

Transfer Fee: No charge is generally made for transfers between subaccounts. However, the Company reserves the right to charge $25 for the 13th and each subsequent transfer during a contract year. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

Premium Taxes: If state or other premium taxes are applicable to a contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal, (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Changes in Net Assets of the applicable subaccount.

Account Charges

Mortality and Expense Risk Charge: The Company deducts a daily administrative fee from the assets of the Subaccount to compensate it for certain expenses it incurs in administration of the contracts. The charge is deducted from the assets of the Subaccount at an annual rate of 1.50% for Series B or 1.75% for Series C. These charges are deducted by redeeming an appropriate number of units for each contract and are included in contract charges and fees on the accompanying Statements of Operations of the applicable subaccount.

(4)	Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Account has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

●	Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Account has the ability to access at the measurement date.

·	Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar assets or liabilities in active markets, (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, (iii) inputs other than quoted prices that are observable for the asset or liability, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.

·	Level 3: One or more significant inputs are unobservable and reflect the Account’s estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

The hierarchy requires the use of market observable information when available for assessing fair value.

27

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(4)	Fair Value (continued)

The following table summarizes the Account’s assets that are measured at fair value as of December 31, 2022. All of the Account’s assets consist of Level 2 mutual funds that have daily quoted net asset values at which the Account could transact.

December 31, 2022 Assets, at Fair Value	Total
Invesco V.I. Global Real Estate Fund Series I, Subaccount	$1,100,588
Invesco V.I. Small Cap Equity Fund Series I, Subaccount	962,885
Invesco Oppenheimer V.I. International Growth Fund Non-Service Shares, Subaccount	338,240
American Funds IS The Bond Fund of America Series I, Subaccount	3,638,551
American Funds IS Growth Fund Series I, Subaccount	11,298,532
American Funds IS American High- Income Trust Fund Class I, Subaccount	1,799,977
American Funds IS International Fund Series I, Subaccount	1,678,320
American Funds IS Asset Allocation Fund Series I, Subaccount	16,550,690
BlackRock Global Allocation V.I. Fund Class I, Subaccount	2,561,804
Columbia VP Emerging Markets Bond Fund Class 1, Subaccount	2,110,166
DFA VA International Small Portfolio, Subaccount	564,158
DFA VA International Value Portfolio, Subaccount	4,970,382
DFA VA U.S. Large Value Portfolio, Subaccount	8,850,941
DFA VA U.S. Targeted Value Portfolio, Subaccount	3,347,304
Templeton Foreign VIP Fund Class I, Subaccount	274,651
Templeton Global Bond VIP Fund Class 1, Subaccount	1,341,037
Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount	751,917
Goldman Sachs VIT Government Money Market, Subaccount	2,895,108
Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount	2,764,861
MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount	5,635,133
MFS® VIT Utilities Series Fund Initial Class, Subaccount	3,004,267
MFS® VIT Value Series Fund, Subaccount	2,462,144
MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount	1,588,390
Morgan Stanley VIF, Inc. Global Infrastructure Fund Class I, Subaccount	2,130,395
Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount	2,532,712
TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount	3,482,059
TOPS® Balanced ETF Portfolio Class 1, Subaccount	7,851,954
TOPS® Conservative ETF Portfolio Class 1, Subaccount	11,763,808
TOPS® Growth ETF Portfolio Class 1, Subaccount	3,571,277
TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount	5,372,147
PIMCO VIT Commodity Real Return Strategy Portfolio, Subaccount	1,055,292
PIMCO VIT All Asset Portfolio Institutional Class, Subaccount	2,938,130
PIMCO VIT Real Return Portfolio Institutional Class, Subaccount	1,749,371
Putnam VT High Yield Fund, Subaccount	2,815,476
T. Rowe Price Blue Chip Growth Fund, Subaccount	14,538,038
Vanguard VIF Capital Growth Portfolio, Subaccount	3,833,868
Vanguard VIF Diversified Value Portfolio, Subaccount	3,685,487
Vanguard VIF Equity Index Portfolio, Subaccount	13,550,336
Vanguard VIF High Yield Bond Portfolio, Subaccount	2,627,442
Vanguard VIF International Portfolio, Subaccount	6,459,624
Vanguard VIF Mid-Cap Index Portfolio, Subaccount	8,739,982
Vanguard VIF Money Market Portfolio, Subaccount	11,808,766
Vanguard VIF Real Estate Index Portfolio, Subaccount	4,984,062
Vanguard VIF Small Company Growth Portfolio, Subaccount	2,850,875
Vanguard VIF Total Bond Market Index Portfolio, Subaccount	15,329,207
Vanguard VIF Total Stock Market Index Portfolio, Subaccount	15,498,391

28

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(4)	Fair Value (continued)

The following table summarizes the Account’s assets that are measured at fair value as of December 31, 2021. All of the Account’s assets consist of Level 2 mutual funds that have daily quoted net asset values at which the Account could transact.

December 31, 2021 Assets, at Fair Value	Total
Invesco V.I. Global Real Estate Fund Series I, Subaccount	$1,686,165
Invesco V.I. Small Cap Equity Fund Series I, Subaccount	1,033,808
Invesco Oppenheimer V.I. International Growth Fund Non-Service Shares, Subaccount	427,624
American Funds IS The Bond Fund of America Series I, Subaccount	3,966,148
American Funds IS Growth Fund Series I, Subaccount	16,221,493
American Funds IS American High- Income Trust Fund Class I, Subaccount	2,124,744
American Funds IS International Fund Series I, Subaccount	1,973,580
American Funds IS Asset Allocation Fund Series I, Subaccount	18,620,912
BlackRock Global Allocation V.I. Fund Class I, Subaccount	3,160,594
Columbia VP Emerging Markets Bond Fund Class 1, Subaccount	2,647,418
DFA VA International Small Portfolio, Subaccount	662,340
DFA VA International Value Portfolio, Subaccount	6,179,109
DFA VA U.S. Large Value Portfolio, Subaccount	10,552,357
DFA VA U.S. Targeted Value Portfolio, Subaccount	4,235,243
Templeton Foreign VIP Fund Class I, Subaccount	272,738
Templeton Global Bond VIP Fund Class 1, Subaccount	1,663,087
Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount	798,042
Goldman Sachs VIT Government Money Market, Subaccount	1,741,871
Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount	3,341,492
MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount	7,365,059
MFS® VIT Utilities Series Fund Initial Class, Subaccount	3,525,869
MFS® VIT Value Series Fund, Subaccount	2,931,373
MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount	2,013,865
Morgan Stanley VIF, Inc. Global Infrastructure Fund Class I, Subaccount	4,937,469
Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount	2,797,752
TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount	4,202,150
TOPS® Balanced ETF Portfolio Class 1, Subaccount	9,858,009
TOPS® Conservative ETF Portfolio Class 1, Subaccount	14,954,093
TOPS® Growth ETF Portfolio Class 1, Subaccount	5,084,720
TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount	8,168,084
PIMCO VIT Commodity Real Return Strategy Portfolio, Subaccount	1,067,742
PIMCO VIT All Asset Portfolio Institutional Class, Subaccount	3,994,894
PIMCO VIT Real Return Portfolio Institutional Class, Subaccount	2,153,754
Putnam VT High Yield Fund, Subaccount	3,664,324
T. Rowe Price Blue Chip Growth Fund, Subaccount	24,685,217
Vanguard VIF Capital Growth Portfolio, Subaccount	4,586,519
Vanguard VIF Diversified Value Portfolio, Subaccount	4,503,500
Vanguard VIF Equity Index Portfolio, Subaccount	19,377,726
Vanguard VIF High Yield Bond Portfolio, Subaccount	3,278,582
Vanguard VIF International Portfolio, Subaccount	8,174,089
Vanguard VIF Mid-Cap Index Portfolio, Subaccount	11,738,185
Vanguard VIF Money Market Portfolio, Subaccount	5,992,883
Vanguard VIF Real Estate Index Portfolio, Subaccount	7,732,369
Vanguard VIF Small Company Growth Portfolio, Subaccount	4,100,878
Vanguard VIF Total Bond Market Index Portfolio, Subaccount	20,539,028
Vanguard VIF Total Stock Market Index Portfolio, Subaccount	21,567,898

There were no Level 3 investments in the Account, therefore, Level 3 roll-forward tables have not been provided. There were no transfers between levels during the year ended December 31, 2022 and 2021.

29

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(5)	Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2022 are as follows:

Year Ended December 31, 2022	Purchases	Sales
Invesco V.I. Global Real Estate Fund Series I, Subaccount	$177,811	$324,406
Invesco V.I. Small Cap Equity Fund Series I, Subaccount	462,159	116,685
Invesco Oppenheimer V.I. International Growth Fund Non-Service Shares, Subaccount	123,630	28,601
American Funds IS The Bond Fund of America Series I, Subaccount	1,273,163	950,003
American Funds IS Growth Fund Series I, Subaccount	4,144,468	2,091,981
American Funds IS American High- Income Trust Fund Class I, Subaccount	627,079	605,844
American Funds IS International Fund Series I, Subaccount	817,380	385,232
American Funds IS Asset Allocation Fund Series I, Subaccount	5,576,039	2,937,294
BlackRock Global Allocation V.I. Fund Class I, Subaccount	320,542	368,916
Columbia VP Emerging Markets Bond Fund Class 1, Subaccount	404,840	420,779
DFA VA International Small Portfolio, Subaccount	135,628	86,798
DFA VA International Value Portfolio, Subaccount	546,141	1,280,001
DFA VA U.S. Large Value Portfolio, Subaccount	1,356,232	2,176,961
DFA VA U.S. Targeted Value Portfolio, Subaccount	470,283	857,500
Templeton Foreign VIP Fund Class I, Subaccount	103,361	77,799
Templeton Global Bond VIP Fund Class 1, Subaccount	132,239	357,797
Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount	232,550	149,917
Goldman Sachs VIT Government Money Market, Subaccount	2,118,189	964,952
Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount	600,284	559,556
MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount	1,020,182	1,484,510
MFS® VIT Utilities Series Fund Initial Class, Subaccount	689,747	1,033,422
MFS® VIT Value Series Fund, Subaccount	599,204	680,264
MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount	725,500	360,774
Morgan Stanley VIF, Inc. Global Infrastructure Fund Class I, Subaccount	409,745	646,972
Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount	2,674,776	595,086
TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount	245,864	241,420
TOPS® Balanced ETF Portfolio Class 1, Subaccount	1,480,202	2,168,516
TOPS® Conservative ETF Portfolio Class 1, Subaccount	3,441,393	4,940,666
TOPS® Growth ETF Portfolio Class 1, Subaccount	494,942	1,203,125
TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount	803,209	2,469,282
PIMCO VIT Commodity Real Return Strategy Portfolio, Subaccount	554,314	403,526
PIMCO VIT All Asset Portfolio Institutional Class, Subaccount	787,544	880,668
PIMCO VIT Real Return Portfolio Institutional Class, Subaccount	467,131	485,010
Putnam VT High Yield Fund, Subaccount	451,222	712,179
T. Rowe Price Blue Chip Growth Fund, Subaccount	3,434,197	3,491,943
Vanguard VIF Capital Growth Portfolio, Subaccount	1,199,711	701,863
Vanguard VIF Diversified Value Portfolio, Subaccount	925,878	775,907
Vanguard VIF Equity Index Portfolio, Subaccount	1,464,258	2,961,988
Vanguard VIF High Yield Bond Portfolio, Subaccount	530,125	715,331
Vanguard VIF International Portfolio, Subaccount	3,055,549	858,212
Vanguard VIF Mid-Cap Index Portfolio, Subaccount	2,020,648	1,633,734
Vanguard VIF Money Market Portfolio, Subaccount	17,729,964	11,914,082
Vanguard VIF Real Estate Index Portfolio, Subaccount	937,994	1,352,071
Vanguard VIF Small Company Growth Portfolio, Subaccount	1,312,492	608,371
Vanguard VIF Total Bond Market Index Portfolio, Subaccount	2,016,668	4,048,144
Vanguard VIF Total Stock Market Index Portfolio, Subaccount	2,756,793	3,074,821

30

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(5)	Purchases and Sales of Investments (continued)

The cost of purchases and proceeds from sales of investments in the various subaccounts for the year ended December 31, 2021 are as follows:

Year Ended December 31, 2021	Purchases	Sales
Invesco V.I. Global Real Estate Fund Series I, Subaccount	$343,061	$231,305
Invesco V.I. Small Cap Equity Fund Series I, Subaccount	483,265	132,598
Invesco Oppenheimer V.I. International Growth Fund Non-Service Shares, Subaccount	150,398	48,153
American Funds IS The Bond Fund of America, Series 1, Subaccount	2,567,166	501,042
American Funds IS Growth Fund Series I, Subaccount	6,005,105	1,877,800
American Funds IS American High-Income Trust Fund Class I, Subaccount	869,275	196,563
American Funds IS International Fund Series I, Subaccount	591,335	204,578
American Funds IS Asset Allocation Fund Series I, Subaccount	5,251,739	1,285,710
BlackRock Global Allocation V.I. Fund Class I, Subaccount	1,861,440	277,984
Columbia VP Emerging Markets Bond Fund Class 1, Subaccount	761,489	184,315
DFA VA International Small Portfolio, Subaccount	211,964	67,192
DFA VA International Value Portfolio, Subaccount	994,001	882,844
DFA VA U.S. Large Value Portfolio, Subaccount	2,306,578	1,596,769
DFA VA U.S. Targeted Value Portfolio, Subaccount	932,179	1,195,561
Templeton Foreign VIP Fund Class I, Subaccount	116,131	22,855
Templeton Global Bond VIP Fund Class 1, Subaccount	647,699	223,858
Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount	404,394	192,392
Goldman Sachs VIT Government Money Market, Subaccount	2,830,470	2,840,720
Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount	588,067	283,671
MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount	2,320,485	658,535
MFS® VIT Utilities Series Fund Initial Class, Subaccount	840,894	204,556
MFS® VIT Value Series Fund, Subaccount	708,486	171,486
MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount	445,861	280,438
Morgan Stanley VIF, Inc. Global Infrastructure Fund Class I, Subaccount	874,798	151,726
Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount	3,661,037	3,038,442
TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount	998,279	350,042
TOPS® Balanced ETF Portfolio Class 1, Subaccount	3,324,496	1,789,338
TOPS® Conservative ETF Portfolio Class 1, Subaccount	4,841,185	1,690,062
TOPS® Growth ETF Portfolio Class 1, Subaccount	1,192,966	672,924
TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount	1,739,726	1,901,892
PIMCO VIT Commodity Real Return Strategy Portfolio, Subaccount	397,074	271,915
PIMCO VIT All Asset Portfolio Institutional Class, Subaccount	946,755	516,393
PIMCO VIT Real Return Portfolio Institutional Class, Subaccount	1,121,123	228,498
Putnam VT High Yield Fund, Subaccount	937,316	256,611
T. Rowe Price Blue Chip Growth Fund, Subaccount	9,141,390	2,425,708
Vanguard VIF Capital Growth Portfolio, Subaccount	1,131,415	615,429
Vanguard VIF Diversified Value Portfolio, Subaccount	1,346,006	744,996
Vanguard VIF Equity Index Portfolio, Subaccount	3,022,642	1,717,758
Vanguard VIF High Yield Bond Portfolio, Subaccount	987,372	452,649
Vanguard VIF International Portfolio, Subaccount	1,937,682	1,435,285
Vanguard VIF Mid-Cap Index Portfolio, Subaccount	2,502,149	1,219,870
Vanguard VIF Money Market Portfolio, Subaccount	5,672,685	8,080,261
Vanguard VIF Real Estate Index Portfolio, Subaccount	1,208,587	975,122
Vanguard VIF Small Company Growth Portfolio, Subaccount	531,767	955,361
Vanguard VIF Total Bond Market Index Portfolio, Subaccount	6,689,389	1,748,508
Vanguard VIF Total Stock Market Index Portfolio, Subaccount	4,997,153	2,974,178

31

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(6)	Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2022 and 2021 were as follows:

	Invesco V.I.		Invesco V.I.		Invesco Oppenheimer V.I.
	Global Real Estate		Small Cap		International
	Fund		Equity Fund		Growth Fund
	Series I,		Series I,		Non-Service Shares,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2020	110,603	15,521	36,282	1,831	21,324	724
Units issued	22,678	4,428	24,472	-	7,520	9
Units redeemed	(13,935)	(4,132)	(6,858)	(516)	(2,720)	(365)
Units outstanding at December 31, 2021	119,346	15,817	53,896	1,315	26,124	368
Units issued	20,204	2,282	16,656	1,562	4,747	62
Units redeemed	(34,764)	(3,537)	(7,704)	(36)	(1,989)	(122)
Units outstanding at December 31, 2022	104,786	14,562	62,848	2,841	28,882	308

	American Funds		American Funds		American Funds
	IS The Bond Fund		IS Growth		IS American High-
	of America		Fund		Income Trust Fund
	Series I,		Series I,		Class I,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2020	138,833	43,228	367,065	69,498	97,453	12,638
Units issued	179,035	61,639	147,916	25,954	61,417	2,170
Units redeemed	(52,106)	(13,986)	(66,032)	(16,549)	(13,547)	(4,055)
Units outstanding at December 31, 2021	265,762	90,881	448,949	78,903	145,323	10,753
Units issued	118,512	5,635	93,959	17,897	42,462	11,134
Units redeemed	(79,925)	(22,463)	(91,580)	(16,602)	(51,918)	(10,193)
Units outstanding at December 31, 2022	304,349	74,053	451,328	80,198	135,867	11,694

	American Funds		American Funds		BlackRock
	IS International		IS Asset		Global Allocation
	Fund		Allocation Fund		V.I. Fund
	Series I,		Series I,		Class I,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2020	92,789	14,418	692,340	204,987	67,475	63,787
Units issued	33,724	2,689	243,777	89,738	32,653	64,584
Units redeemed	(11,985)	(2,198)	(96,393)	(24,262)	(9,919)	(9,702)
Units outstanding at December 31, 2021	114,528	14,909	839,724	270,463	90,209	118,669
Units issued	55,039	4,441	240,671	24,077	17,402	5,702
Units redeemed	(46,170)	(2,016)	(181,092)	(39,700)	(16,699)	(10,786)
Units outstanding at December 31, 2022	123,397	17,334	899,303	254,840	90,912	113,585

	Columbia VP		DFA VA		DFA VA
	Emerging Markets		International		International
	Bond Fund		Small		Value
	Class 1,		Portfolio,		Portfolio,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2020	166,795	25,526	35,335	738	369,597	53,660
Units issued	59,384	13,428	10,348	8	68,906	12,429
Units redeemed	(20,803)	(5,972)	(4,323)	(105)	(62,334)	(20,675)
Units outstanding at December 31, 2021	205,376	32,982	41,360	641	376,169	45,414
Units issued	47,288	4,334	7,628	383	38,782	4,175
Units redeemed	(51,461)	(8,815)	(5,611)	(302)	(94,480)	(13,445)
Units outstanding at December 31, 2022	201,203	28,501	43,377	722	320,471	36,144

32

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(6)	Changes in Units Outstanding (continued)

	DFA VA		DFA VA		Templeton
	U.S. Large		U.S. Targeted		Foreign VIP
	Value		Value		Fund
	Portfolio,		Portfolio,		Class I,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2020	501,553	72,038	238,136	27,000	15,301	577
Units issued	160,156	25,948	48,401	6,672	9,632	90
Units redeemed	(105,894)	(34,167)	(69,284)	(17,048)	(1,402)	(667)
Units outstanding at December 31, 2021	555,815	63,819	217,253	16,624	23,531	-
Units issued	84,348	14,231	15,793	1,189	5,643	-
Units redeemed	(147,448)	(15,924)	(50,300)	(4,651)	(3,202)	-
Units outstanding at December 31, 2022	492,715	62,126	182,746	13,162	25,972	-

	Templeton		Goldman Sachs VIT
	Global Bond		Core Fixed		Goldman Sachs VIT
	VIP Fund		Income		Government
	Class 1,		Service Shares,		Money Market,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2020	114,767	17,042	32,224	22,308	176,047	-
Units issued	71,882	5,619	31,244	12,552	128,061	-
Units redeemed	(26,296)	(5,317)	(19,866)	(4,405)	(124,977)	-
Units outstanding at December 31, 2021	160,353	17,344	43,602	30,455	179,131
Units issued	18,442	1,106	14,615	13,402	209,216	-
Units redeemed	(37,782)	(6,617)	(17,480)	(1,994)	(91,789)	-
Units outstanding at December 31, 2022	141,013	11,833	40,737	41,863	296,558	-

	Lazard Retirement		MFS® VIT		MFS® VIT
	Emerging Markets		Total Return		Utilities Series
	Equity Portfolio		Bond Series Fund		Fund
	Investor Shares,		Initial Class,		Initial Class,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2020	216,911	27,633	433,352	92,261	178,334	12,840
Units issued	47,812	4,007	193,324	48,121	55,654	1,493
Units redeemed	(23,086)	(6,267)	(78,430)	(20,450)	(19,296)	(1,636)
Units outstanding at December 31, 2021	241,637	25,373	548,246	119,932	214,692	12,697
Units issued	62,874	3,495	114,612	8,873	43,813	5,211
Units redeemed	(65,596)	(4,003)	(160,291)	(28,258)	(77,206)	(3,933)
Units outstanding at December 31, 2022	238,915	24,865	502,567	100,547	181,299	13,975

			MFS® VIT		Morgan Stanley
	MFS® VIT		Blended Research®		VIF, Inc. Global
	Value		Small Cap Equity		Infrastructure
	Series Fund,		Fund,		Fund Class I,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2020	131,289	8,298	87,646	8,708	141,666	16,256
Units issued	52,540	2,044	27,404	1,350	42,798	24,128
Units redeemed	(22,290)	(2,003)	(15,027)	(2,997)	(13,563)	(5,801)
Units outstanding at December 31, 2021	161,539	8,339	100,023	7,061	170,901	34,583
Units issued	38,204	1,073	29,555	1,125	22,860	2,113
Units redeemed	(52,056)	(3,172)	(29,906)	(2,832)	(45,463)	(12,320)
Units outstanding at December 31, 2022	147,687	6,240	99,672	5,354	148,298	24,376

33

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(6)	Changes in Units Outstanding (continued)

	Morgan Stanley		TOPS®		TOPS®
	VIF, Inc.		Aggressive Growth		Balanced ETF
	Growth Portfolio		ETF Portfolio		Portfolio
	Fund Class I,		Class 1,		Class 1,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2020	101,822	40,076	149,457	43,964	444,882	155,801
Units issued	25,072	21,358	57,567	1,095	244,544	46,524
Units redeemed	(29,490)	(36,673)	(13,725)	(4,478)	(131,825)	(40,016)
Units outstanding at December 31, 2021	97,404	24,761	193,299	40,581	557,601	162,309
Units issued	52,046	13,159	12,399	540	128,148	17,394
Units redeemed	(14,050)	(14,067)	(10,937)	(2,320)	(181,475)	(29,643)
Units outstanding at December 31, 2022	135,400	23,853	194,761	38,801	504,274	150,060

	TOPS®		TOPS®		TOPS®
	Conservative ETF		Growth ETF		Moderate Growth
	Portfolio		Portfolio		ETF Portfolio
	Class 1,		Class 1,		Class 1,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2020	338,380	602,735	257,808	11,901	412,876	132,283
Units issued	260,338	200,975	75,891	2,526	118,852	24,242
Units redeemed	(111,967)	(83,748)	(41,380)	(3,593)	(135,082)	(15,347)
Units outstanding at December 31, 2021	486,751	719,962	292,319	10,834	396,646	141,178
Units issued	284,553	39,075	28,585	4,697	44,270	17,308
Units redeemed	(369,904)	(104,277)	(80,813)	(2,590)	(151,026)	(36,781)
Units outstanding at December 31, 2022	401,400	654,760	240,091	12,941	289,890	121,705

	PIMCO VIT		PIMCO VIT		PIMCO VIT
	Commodity		All Asset		Real Return
	Real Return		Portfolio		Portfolio
	Strategy Portfolio,		Institutional Class,		Institutional Class,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2020	55,519	21,324	236,303	38,459	78,309	31,964
Units issued	27,999	6,292	41,375	9,133	70,913	24,751
Units redeemed	(21,505)	(4,244)	(36,319)	(9,893)	(17,295)	(6,179)
Units outstanding at December 31, 2021	62,013	23,372	241,359	37,699	131,927	50,536
Units issued	21,858	3,415	31,119	1,842	20,998	14,958
Units redeemed	(24,099)	(7,802)	(66,201)	(9,951)	(32,121)	(15,625)
Units outstanding at December 31, 2022	59,772	18,985	206,277	29,590	120,804	49,869

	Putnam VT		T. Rowe Price		Vanguard
	High		Blue Chip		VIF
	Yield		Growth		Capital Growth
	Fund,		Fund,		Portfolio,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2020	213,254	28,676	532,902	205,183	130,477	54,424
Units issued	66,998	12,983	250,244	60,227	38,335	6,590
Units redeemed	(26,885)	(6,754)	(107,971)	(32,242)	(25,119)	(7,061)
Units outstanding at December 31, 2021	253,367	34,905	675,175	233,168	143,693	53,953
Units issued	32,719	2,770	146,742	49,087	32,543	2,549
Units redeemed	(61,409)	(8,621)	(168,614)	(51,918)	(26,355)	(7,906)
Units outstanding at December 31, 2022	224,677	29,054	653,303	230,337	149,881	48,596

34

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(6)	Changes in Units Outstanding (continued)

	Vanguard		Vanguard		Vanguard
	VIF		VIF		VIF
	Diversified Value		Equity Index		High Yield Bond
	Portfolio,		Portfolio,		Portfolio,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2020	175,233	33,991	493,826	329,730	175,912	48,842
Units issued	69,222	8,859	107,064	39,434	67,361	16,664
Units redeemed	(37,802)	(6,954)	(58,126)	(49,390)	(31,078)	(15,620)
Units outstanding at December 31, 2021	206,653	35,896	542,764	319,774	212,195	49,886
Units issued	23,336	8,863	43,049	7,956	30,242	9,831
Units redeemed	(36,613)	(10,401)	(101,174)	(63,152)	(57,855)	(8,868)
Units outstanding at December 31, 2022	193,376	34,358	484,639	264,578	184,582	50,849

	Vanguard		Vanguard		Vanguard
	VIF		VIF		VIF
	International		Mid-Cap Index		Money Market
	Portfolio,		Portfolio,		Portfolio,
	Subaccount		Subaccount		Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Units outstanding at December 31, 2020	274,520	65,677	471,021	76,423	692,961	154,919
Units issued	67,910	11,649	129,822	8,693	564,736	78,752
Units redeemed	(58,284)	(19,129)	(86,817)	(14,238)	(726,164)	(151,421)
Units outstanding at December 31, 2021	284,146	58,197	514,026	70,878	531,533	82,250
Units issued	115,096	22,946	76,060	13,037	1,985,795	208,499
Units redeemed	(74,655)	(12,533)	(114,246)	(14,973)	(1,451,196)	(147,370)
Units outstanding at December 31, 2022	324,587	68,610	475,840	68,942	1,066,132	143,379

	Vanguard		Vanguard			Vanguard
	VIF		VIF			VIF
	Real Estate Index		Small Company			Total Bond Market
	Portfolio,		Growth Portfolio,			Index Portfolio,
	Subaccount		Subaccount			Subaccount
	B-Shares	C-Shares	B-Shares	C-Shares		B-Shares	C-Shares
Units outstanding at December 31, 2020	389,801	130,979	182,217	43,817		1,179,212	325,472
Units issued	90,978	30,791	19,436	1,488		588,224	179,091
Units redeemed	(86,569)	(28,645)	(40,495)	(8,933)		(218,469)	(103,419)
Units outstanding at December 31, 2021	394,210	133,125	161,158	36,372		1,548,967	401,144
Units issued	61,717	14,446	25,995	5,515		206,972	58,545
Units redeemed	(106,780)	(28,263)	(34,740)	(7,479	5)	(426,988)	(85,027)
Units outstanding at December 31, 2022	349,147	119,308	152,413	34,408		1,328,951	374,662

	Vanguard
	VIF
	Total Stock Market
	Index Portfolio,
	Subaccount
	B-Shares	C-Shares
Units outstanding at December 31, 2020	664,400	249,144
Units issued	203,021	54,800
Units redeemed	(130,713)	(68,543)
Units outstanding at December 31, 2021	736,708	235,401
Units issued	91,178	24,878
Units redeemed	(168,582)	(37,043)
Units outstanding at December 31, 2022	659,304	223,236

35

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(7)	Financial Highlights

The table below provides financial highlights for each subaccount for the year ended December 31, 2022 and for the four preceding years ended December 31. In certain instances, fewer years are presented because the subaccount was not available for the entire five-year period.

	Invesco V.I. Global Real Estate Fund Series I, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.49	$12.33	$10.09	$9.98	$11.60	$11.51	$9.64	$9.58	$10.43	$10.39
Unit value - End of period	$9.24	$9.09	$12.49	$12.33	$10.09	$9.98	$11.60	$11.51	$9.64	$9.58
Net assets at end of period (000’s)	$968	$132	$1,491	$195	$1,116	$155	$1,034	$178	$706	$152
Units outstanding at end of period (000’s)	105	15	119	16	111	16	88	15	73	16
Total return (1)	-26.05%	-26.24%	23.84%	23.53%	-13.06%	-13.28%	20.38%	20.08%	-7.56%	-7.79%
Investment income ratio (2)	2.79%	2.80%	2.85%	2.78%	5.35%	4.86%	4.75%	4.55%	9.76%	7.56%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Invesco V.I. Small Cap Equity Fund Series I, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$18.73	$18.48	$15.79	$15.62	$12.59	$12.49	$10.10	$10.04	$12.08	$12.26
Unit value - End of period	$14.67	$14.44	$18.73	$18.48	$15.79	$15.62	$12.59	$12.49	$10.10	$10.04
Net assets at end of period (000’s)	$922	$41	$1,010	$24	$573	$29	$359	$20	$125	$11
Units outstanding at end of period (000’s)	63	3	54	1	36	2	28	2	12	1
Total return (1)	-21.69%	-21.88%	18.61%	18.32%	25.41%	25.10%	24.65%	24.34%	-16.35%	-18.09%
Investment income ratio (2)	0.00%	0.00%	0.19%	0.16%	0.41%	0.44%	0.00%	0.00%	0.00%	0.00%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Invesco Oppenheimer V.I. International Growth Fund Non-Service Shares, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$16.14	$15.99	$14.87	$14.76	$12.37	$12.36	$9.81	$9.79	$12.35	$12.38
Unit value - End of period	$11.59	$11.45	$16.14	$15.99	$14.87	$14.76	$12.37	$12.36	$9.81	$9.79
Net assets at end of period (000’s)	$335	$4	$422	$6	$317	$11	$233	$20	$93	$18
Units outstanding at end of period (000’s)	29	0	26	0	21	1	19	2	9	2
Total return (1)	-28.21%	-28.39%	8.58%	8.31%	20.17%	19.42%	26.18%	26.25%	-20.60%	-20.94%
Investment income ratio (2)	0.00%	0.00%	0.00%	0.00%	0.99%	0.68%	1.10%	1.09%	3.78%	11.48%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	American Funds IS The Bond Fund of America Series I, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$11.16	$11.01	$11.34	$11.22	$10.48	$10.39	$9.69	$9.63	$9.88	$9.84
Unit value - End of period	$9.65	$9.49	$11.16	$11.01	$11.34	$11.22	$10.48	$10.39	$9.69	$9.63
Net assets at end of period (000’s)	$2,936	$703	$2,966	$1,000	$1,575	$485	$637	$274	$213	$231
Units outstanding at end of period (000’s)	304	74	266	91	139	43	61	26	22	24
Total return (1)	-13.56%	-13.78%	-1.59%	-1.91%	8.21%	7.94%	8.17%	7.90%	-1.93%	-2.13%
Investment income ratio (2)	3.40%	2.97%	1.98%	2.20%	3.43%	2.69%	3.86%	2.84%	14.10%	5.69%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

36

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(7)	Financial Highlights (continued)

	American Funds IS Growth Fund Series I, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$30.79	$30.37	$25.56	$25.27	$16.97	$16.82	$13.18	$13.09	$13.38	$13.33
Unit value - End of period	$21.31	$20.96	$30.79	$30.37	$25.56	$25.27	$16.97	$16.82	$13.18	$13.09
Net assets at end of period (000’s)	$9,617	$1,681	$13,825	$2,396	$9,382	$1,756	$5,867	$1,043	$2,602	$705
Units outstanding at end of period (000’s)	451	80	449	79	367	69	345	62	197	54
Total return (1)	-30.80%	-30.98%	20.48%	20.18%	50.59%	50.21%	28.81%	28.49%	-1.51%	-1.76%
Investment income ratio (2)	0.58%	0.59%	0.49%	0.49%	0.57%	0.58%	1.15%	1.09%	4.06%	1.60%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	American Funds IS American High-Income Trust Fund Class I, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$13.63	$13.44	$12.72	$12.58	$11.93	$11.83	$10.74	$10.67	$11.14	$11.10
Unit value - End of period	$12.21	$12.02	$13.63	$13.44	$12.72	$12.58	$11.93	$11.83	$10.74	$10.67
Net assets at end of period (000’s)	$1,659	$141	$1,980	$145	$1,240	$159	$839	$155	$429	$126
Units outstanding at end of period (000’s)	136	12	145	11	97	13	70	13	40	12
Total return (1)	-10.37%	-10.59%	7.12%	6.85%	6.59%	6.32%	11.17%	10.90%	-3.61%	-3.85%
Investment income ratio (2)	7.63%	7.57%	5.02%	4.29%	9.64%	8.63%	7.76%	6.69%	26.28%	69.93%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	American Funds IS International Fund Series I, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$15.27	$15.06	$15.70	$15.52	$13.92	$13.80	$11.49	$11.42	$13.40	$13.35
Unit value - End of period	$11.95	$11.76	$15.27	$15.06	$15.70	$15.52	$13.92	$13.80	$11.49	$11.42
Net assets at end of period (000’s)	$1,475	$204	$1,749	$225	$1,456	$224	$1,084	$186	$719	$149
Units outstanding at end of period (000’s)	123	17	115	15	93	14	78	13	63	13
Total return (1)	-21.75%	-21.95%	-2.71%	-2.95%	12.78%	12.50%	21.15%	20.85%	-14.25%	-14.46%
Investment income ratio (2)	2.00%	2.00%	3.00%	2.64%	0.98%	0.95%	1.85%	1.62%	9.72%	6.64%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	American Funds IS Asset Allocation Fund Series I, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$16.83	$16.60	$14.80	$14.64	$13.32	$13.22	$11.14	$11.07	$11.82	$11.77
Unit value - End of period	$14.39	$14.16	$16.83	$16.60	$14.80	$14.64	$13.32	$13.22	$11.14	$11.07
Net assets at end of period (000’s)	$12,942	$3,609	$14,131	$4,490	$10,249	$3,001	$7,515	$1,953	$3,776	$1,333
Units outstanding at end of period (000’s)	899	255	840	270	692	205	564	148	339	121
Total return (1)	-14.48%	-14.70%	13.68%	13.40%	11.12%	10.75%	19.64%	19.40%	-5.78%	-5.98%
Investment income ratio (2)	2.19%	2.08%	1.90%	1.94%	2.03%	2.13%	2.53%	2.29%	6.55%	8.40%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

37

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(7)	Financial Highlights (continued)

	BlackRock Global Allocation V.I. Fund Class I, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$15.25	$15.04	$14.51	$14.35	$12.15	$12.04	$10.47	$10.41	$11.47	$11.43
Unit value - End of period	$12.64	$12.44	$15.25	$15.04	$14.51	$14.35	$12.15	$12.04	$10.47	$10.41
Net assets at end of period (000’s)	$1,149	$1,413	$1,376	$1,785	$979	$915	$825	$528	$510	$203
Units outstanding at end of period (000’s)	91	114	90	119	67	64	68	44	49	20
Total return (1)	-17.11%	-17.32%	5.09%	4.82%	19.48%	19.18%	15.97%	15.68%	-8.72%	-8.95%
Investment income ratio (2)	0.00%	0.00%	1.00%	1.03%	1.32%	1.52%	1.49%	2.10%	3.91%	1.75%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Columbia VP Emerging Markets Bond Fund Class 1, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$11.13	$10.98	$11.55	$11.42	$10.93	$10.83	$9.86	$9.80	$10.77	$10.73
Unit value - End of period	$9.20	$9.06	$11.13	$10.98	$11.55	$11.42	$10.93	$10.83	$9.86	$9.80
Net assets at end of period (000’s)	$1,852	$258	$2,285	$362	$1,927	$292	$1,680	$333	$1,192	$298
Units outstanding at end of period (000’s)	201	29	205	33	167	26	154	31	121	30
Total return (1)	-17.28%	-17.49%	-3.66%	-3.90%	5.71%	5.44%	10.80%	10.53%	-8.43%	-8.67%
Investment income ratio (2)	4.35%	4.32%	3.94%	3.98%	3.56%	3.44%	5.12%	5.10%	10.48%	8.44%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	DFA VA International Small Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$15.77	$15.56	$13.98	$13.82	$12.92	$12.87	$10.62	$10.53	$13.44	$13.34
Unit value - End of period	$12.80	$12.59	$15.77	$15.56	$13.98	$13.82	$12.92	$12.87	$10.62	$10.53
Net assets at end of period (000’s)	$555	$9	$652	$10	$494	$10	$458	$5	$297	$2
Units outstanding at end of period (000’s)	43	1	41	1	35	1	35	0	28	0
Total return (1)	-18.87%	-19.07%	12.86%	12.58%	8.21%	7.40%	21.57%	22.22%	-20.96%	-21.03%
Investment income ratio (2)	2.58%	2.22%	2.76%	2.47%	2.12%	3.28%	2.86%	3.56%	5.91%	8.33%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	DFA VA International Value Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$14.68	$14.48	$12.61	$12.47	$12.98	$12.87	$11.42	$11.35	$13.98	$13.93
Unit value - End of period	$13.96	$13.74	$14.68	$14.48	$12.61	$12.47	$12.98	$12.87	$11.42	$11.35
Net assets at end of period (000’s)	$4,474	$497	$5,522	$658	$4,662	$669	$3,711	$687	$2,246	$555
Units outstanding at end of period (000’s)	320	36	376	45	370	54	285	53	197	49
Total return (1)	-4.89%	-5.13%	16.36%	16.07%	-2.84%	-3.08%	13.67%	13.39%	-18.30%	-18.51%
Investment income ratio (2)	3.66%	3.57%	4.01%	3.56%	2.81%	2.60%	4.15%	3.66%	7.65%	4.45%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

38

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(7)	Financial Highlights (continued)

	DFA VA U.S. Large Value Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$17.05	$16.82	$13.63	$13.47	$13.98	$13.85	$11.32	$11.25	$13.08	$13.03
Unit value - End of period	$15.98	$15.72	$17.05	$16.82	$13.63	$13.47	$13.98	$13.85	$11.32	$11.25
Net assets at end of period (000’s)	$7,874	$977	$9,479	$1,074	$6,835	$971	$6,208	$896	$3,476	$737
Units outstanding at end of period (000’s)	493	62	556	64	502	72	443	64	307	65
Total return (1)	-6.29%	-6.52%	25.15%	24.84%	-2.50%	-2.74%	23.47%	23.16%	-13.46%	-13.67%
Investment income ratio (2)	2.10%	2.17%	1.80%	1.57%	2.42%	2.53%	2.55%	2.19%	5.63%	3.56%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	DFA VA U.S. Targeted Value Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$18.13	$17.88	$13.17	$13.03	$12.82	$12.71	$10.65	$10.59	$12.85	$12.81
Unit value - End of period	$17.10	$16.83	$18.13	$17.88	$13.17	$13.03	$12.82	$12.71	$10.65	$10.59
Net assets at end of period (000’s)	$3,126	$222	$3,938	$297	$3,137	$352	$2,334	$338	$981	$225
Units outstanding at end of period (000’s)	183	13	217	17	238	27	181	26	92	21
Total return (1)	-5.64%	-5.87%	37.60%	37.26%	2.77%	2.51%	20.34%	20.04%	-17.11%	-17.36%
Investment income ratio (2)	1.19%	1.16%	1.34%	1.03%	2.12%	1.95%	2.02%	1.69%	3.10%	1.43%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

		Templeton Foreign VIP Fund Class I, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$11.59	$0.00	$11.27	$11.15	$11.53	$11.45	$10.38	$10.33	$12.44	$12.40
Unit value - End of period	$10.57	$0.00	$11.59	$0.00	$11.27	$11.15	$11.53	$11.45	$10.38	$10.33
Net assets at end of period (000’s)	$275	$0	$273	$0	$172	$6	$193	$6	$142	$7
Units outstanding at end of period (000’s)	26	-	24	-	15	1	17	1	14	1
Total return (1)	-8.76%	0.00%	2.88%	-100.00%	-2.33%	-2.63%	11.08%	10.81%	-16.53%	-16.72%
Investment income ratio (2)	3.16%	0.00%	1.97%	3.13%	3.82%	3.45%	1.97%	1.91%	13.82%	3.38%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Templeton Global Bond VIP Fund Class 1, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$9.37	$9.24	$9.97	$9.86	$10.62	$10.52	$10.59	$10.52	$10.52	$10.48
Unit value - End of period	$8.78	$8.64	$9.37	$9.24	$9.97	$9.86	$10.62	$10.52	$10.59	$10.52
Net assets at end of period (000’s)	$1,239	$102	$1,503	$160	$1,145	$168	$1,155	$164	$516	$112
Units outstanding at end of period (000’s)	141	12	160	17	115	17	108	16	49	11
Total return (1)	-6.26%	-6.50%	-6.04%	-6.28%	-6.04%	-6.28%	0.26%	0.01%	0.66%	0.42%
Investment income ratio (2)	0.00%	0.00%	0.00%	0.00%	8.62%	7.92%	6.62%	6.42%	0.00%	0.00%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

39

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(7)	Financial Highlights (continued)

	Goldman Sachs VIT Core Fixed Income Service Shares, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$10.84	$10.69	$11.23	$11.11	$10.42	$10.33	$9.66	$9.60	$9.86	$9.83
Unit value - End of period	$9.18	$9.03	$10.84	$10.69	$11.23	$11.11	$10.42	$10.33	$9.66	$9.60
Net assets at end of period (000’s)	$374	$378	$472	$326	$362	$248	$267	$213	$73	$189
Units outstanding at end of period (000’s)	41	42	44	30	32	22	26	21	8	20
Total return (1)	-15.31%	-15.52%	-3.52%	-3.76%	7.83%	7.56%	7.85%	7.58%	-2.05%	-2.35%
Investment income ratio (2)	1.66%	1.67%	1.26%	1.28%	2.25%	2.28%	2.92%	2.81%	3.92%	6.40%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Goldman Sachs VIT Government Money Market, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares^	B-Shares	C-Shares^	B-Shares	C-Shares^	B-Shares	C-Shares^	B-Shares (a)	C-Shares^
Unit value - Beginning of period	$9.72	$0.00	$9.95	$0.00	$10.06	$0.00	$0.00	$0.00	$0.00	$0.00
Unit value - End of period	$9.81	$0.00	$9.72	$0.00	$9.95	$0.00	$10.06	$0.00	$0.00	$0.00
Net assets at end of period (000’s)	$2,895	$0.00	$1,742	$0.00	$1,752	$0.00	$96	$0.00	$0.00	$0.00
Units outstanding at end of period (000’s)	295	-	179	-	176	-	10	-	-	-
Total return (1)	0.94%	0.00%	-2.33%	0.00%	-1.07%	0.00%	0.00%	0.00%	0.00%	0.00%
Investment income ratio (2)	1.69%	0.00%	0.01%	0.00%	0.18%	0.00%	1.77%	0.00%	0.00%	0.00%
Expense ratio (3)	1.50%	0.00%	1.50%	0.00%	1.50%	0.00%	1.50%	0.00%	1.50%	0.00%

	Lazard Retirement Emerging Markets Equity Portfolio Investor Shares, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.53	$12.35	$12.02	$11.89	$12.31	$12.20	$10.58	$10.51	$13.15	$13.10
Unit value - End of period	$10.50	$10.32	$12.53	$12.35	$12.02	$11.89	$12.31	$12.20	$10.58	$10.51
Net assets at end of period (000’s)	$2,508	$257	$3,028	$313	$2,608	$328	$2,361	$389	$1,613	$327
Units outstanding at end of period (000’s)	239	25	242	25	217	28	191	32	152	31
Total return (1)	-16.22%	-16.44%	4.22%	3.95%	-2.34%	-2.59%	16.39%	16.08%	-19.56%	-19.76%
Investment income ratio (2)	3.65%	3.53%	2.18%	2.13%	2.92%	2.69%	0.93%	0.91%	6.79%	4.04%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	MFS® VIT Total Return Bond Series Fund Initial Class, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$11.05	$10.90	$11.31	$11.18	$10.60	$10.51	$9.75	$9.69	$10.01	$9.97
Unit value - End of period	$9.37	$9.22	$11.05	$10.90	$11.31	$11.18	$10.60	$10.51	$9.75	$9.69
Net assets at end of period (000’s)	$4,708	$927	$6,058	$1,307	$4,901	$1,032	$4,022	$952	$2,691	$835
Units outstanding at end of period (000’s)	503	101	548	120	433	92	380	91	276	86
Total return (1)	-15.21%	-15.43%	-2.29%	-2.53%	6.69%	6.42%	8.73%	8.46%	-2.61%	-2.84%
Investment income ratio (2)	2.77%	2.66%	2.80%	2.75%	3.48%	3.38%	3.47%	3.44%	8.09%	6.87%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

40

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(7)	Financial Highlights (continued)

	MFS® VIT Utilities Series Fund Initial Class, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$15.52	$15.31	$13.81	$13.65	$13.19	$13.07	$10.74	$10.68	$10.79	$10.75
Unit value - End of period	$15.40	$15.16	$15.52	$15.31	$13.81	$13.65	$13.19	$13.07	$10.74	$10.68
Net assets at end of period (000’s)	$2,792	$212	$3,332	$194	$2,462	$175	$1,922	$121	$973	$81
Units outstanding at end of period (000’s)	181	14	215	13	178	13	145	9	91	8
Total return (1)	-0.74%	-0.99%	12.39%	12.11%	4.70%	4.44%	22.76%	22.45%	-0.45%	-0.69%
Investment income ratio (2)	2.39%	2.44%	1.82%	1.74%	2.67%	2.49%	4.49%	4.47%	2.76%	1.84%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	MFS® VIT Value Series Fund, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$17.27	$17.03	$13.97	$13.82	$13.68	$13.56	$10.72	$10.65	$12.10	$12.06
Unit value - End of period	$16.01	$15.75	$17.27	$17.03	$13.97	$13.82	$13.68	$13.56	$10.72	$10.65
Net assets at end of period (000’s)	$2,364	$98	$2,789	$142	$1,834	$115	$1,479	$92	$814	$39
Units outstanding at end of period (000’s)	148	6	162	8	131	8	108	7	76	4
Total return (1)	-7.31%	-7.54%	23.59%	23.28%	2.17%	1.91%	27.57%	27.25%	-11.41%	-11.66%
Investment income ratio (2)	1.41%	1.39%	1.34%	1.40%	1.59%	1.66%	2.38%	2.97%	7.14%	5.63%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	MFS® VIT Blended Research® Small Cap Equity Fund, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$18.82	$18.57	$14.74	$14.57	$14.59	$14.46	$11.72	$11.65	$12.54	$12.49
Unit value - End of period	$15.14	$14.89	$18.82	$18.57	$14.74	$14.57	$14.59	$14.46	$11.72	$11.65
Net assets at end of period (000’s)	$1,509	$80	$1,883	$131	$1,292	$127	$953	$95	$321	$43
Units outstanding at end of period (000’s)	100	5	100	7	88	9	65	7	27	4
Total return (1)	-19.59%	-19.79%	27.71%	27.39%	1.05%	0.80%	24.47%	24.16%	-6.55%	-6.76%
Investment income ratio (2)	0.76%	0.73%	0.89%	0.82%	0.88%	0.97%	0.90%	0.94%	3.77%	7.07%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Morgan Stanley VIF, Inc. Global Infrastructure Fund Class I, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$13.64	$13.47	$12.12	$12.00	$12.40	$12.31	$9.85	$9.80	$10.85	$10.82
Unit value - End of period	$12.36	$12.18	$13.64	$13.47	$12.12	$12.00	$12.40	$12.31	$9.85	$9.80
Net assets at end of period (000’s)	$1,834	$297	$2,332	$466	$1,717	$195	$1,416	$248	$917	$227
Units outstanding at end of period (000’s)	148	24	171	35	142	16	114	20	93	23
Total return (1)	-9.38%	-9.61%	12.56%	12.28%	-2.27%	-2.52%	25.93%	25.62%	-9.22%	-9.44%
Investment income ratio (2)	2.93%	3.04%	2.54%	2.51%	1.65%	1.51%	2.75%	2.73%	7.42%	5.17%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

41

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(7)	Financial Highlights (continued)

	Morgan Stanley VIF, Inc. Growth Portfolio Fund Class I, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$40.53	$39.99	$41.10	$40.65	$19.10	$19.04	$14.78	$14.70	$13.96	$13.93
Unit value - End of period	$15.94	$15.69	$40.53	$39.99	$41.10	$40.65	$19.10	$19.04	$14.78	$14.70
Net assets at end of period (000’s)	$2,158	$374	$3,947	$990	$4,184	$1,629	$1,772	$150	$190	$32
Units outstanding at end of period (000’s)	135	24	97	25	102	40	92	8	13	2
Total return (1)	-60.66%	-60.76%	-1.39%	-1.63%	115.14%	113.55%	29.20%	29.50%	5.91%	5.50%
Investment income ratio (2)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	TOPS® Aggressive Growth ETF Portfolio Class 1, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$18.01	$17.77	$15.28	$15.11	$13.69	$13.57	$11.18	$11.11	$12.56	$12.51
Unit value - End of period	$14.95	$14.71	$18.01	$17.77	$15.28	$15.11	$13.69	$13.57	$11.18	$11.11
Net assets at end of period (000’s)	$2,911	$571	$3,481	$721	$2,283	$664	$1,500	$621	$935	$493
Units outstanding at end of period (000’s)	195	39	193	41	149	44	109	46	84	44
Total return (1)	-17.00%	-17.20%	17.88%	17.59%	11.60%	11.32%	22.44%	22.14%	-10.99%	-11.18%
Investment income ratio (2)	1.35%	1.33%	0.69%	0.62%	1.40%	1.39%	1.67%	1.65%	3.05%	15.35%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	TOPS® Balanced ETF Portfolio Class 1, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$13.74	$13.55	$12.68	$12.54	$11.83	$11.73	$10.35	$10.28	$11.10	$11.06
Unit value - End of period	$12.04	$11.85	$13.74	$13.55	$12.68	$12.54	$11.83	$11.73	$10.35	$10.28
Net assets at end of period (000’s)	$6,074	$1,778	$7,659	$2,199	$5,641	$1,953	$4,646	$1,701	$3,526	$1,124
Units outstanding at end of period (000’s)	504	150	558	162	445	156	392	145	341	109
Total return (1)	-12.31%	-12.53%	8.34%	8.06%	7.16%	6.89%	14.35%	14.07%	-6.79%	-7.03%
Investment income ratio (2)	1.64%	1.60%	1.04%	1.00%	1.46%	1.51%	1.80%	1.88%	2.18%	2.48%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	TOPS® Conservative ETF Portfolio Class 1, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.49	$12.33	$11.87	$11.75	$11.22	$11.14	$10.19	$10.13	$10.60	$10.58
Unit value - End of period	$11.24	$11.07	$12.49	$12.33	$11.87	$11.75	$11.22	$11.14	$10.19	$10.13
Net assets at end of period (000’s)	$4,513	$7,251	$6,078	$8,876	$4,018	$7,084	$3,519	$5,980	$2,452	$5,030
Units outstanding at end of period (000’s)	401	655	487	720	338	603	313	536	241	496
Total return (1)	-9.96%	-10.18%	5.15%	4.89%	5.80%	5.53%	10.18%	9.91%	-3.90%	-4.22%
Investment income ratio (2)	1.84%	1.89%	0.99%	1.00%	1.80%	1.86%	2.09%	2.00%	2.73%	2.15%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

42

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(7)	Financial Highlights (continued)

	TOPS® Growth ETF Portfolio Class 1, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$16.78	$16.55	$14.57	$14.41	$13.18	$13.07	$10.97	$10.90	$12.18	$12.13
Unit value - End of period	$14.13	$13.90	$16.78	$16.55	$14.57	$14.41	$13.18	$13.07	$10.97	$10.90
Net assets at end of period (000’s)	$3,391	$180	$4,905	$179	$3,757	$171	$2,571	$186	$1,707	$167
Units outstanding at end of period (000’s)	240	13	292	11	258	12	195	14	156	15
Total return (1)	-15.82%	-16.03%	15.15%	14.87%	10.53%	10.25%	20.23%	19.93%	-9.97%	-10.16%
Investment income ratio (2)	1.39%	1.48%	0.89%	0.91%	1.54%	1.46%	1.78%	1.98%	3.10%	2.56%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	TOPS® Moderate Growth ETF Portfolio Class 1, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$15.24	$15.03	$13.68	$13.52	$12.50	$12.39	$10.67	$10.61	$11.60	$11.56
Unit value - End of period	$13.11	$12.90	$15.24	$15.03	$13.68	$13.52	$12.50	$12.39	$10.67	$10.61
Net assets at end of period (000’s)	$3,802	$1,570	$6,046	$2,123	$5,647	$1,789	$5,196	$1,728	$3,664	$1,544
Units outstanding at end of period (000’s)	290	122	397	141	413	132	415	139	343	146
Total return (1)	-13.96%	-14.17%	11.44%	11.16%	9.43%	9.15%	17.10%	16.81%	-7.99%	-8.24%
Investment income ratio (2)	1.39%	1.51%	1.18%	1.19%	1.56%	1.60%	1.86%	1.80%	2.62%	2.48%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	PIMCO VIT Commodity Real Return Strategy Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.55	$12.39	$9.54	$9.45	$9.61	$9.53	$8.68	$8.64	$10.25	$10.22
Unit value - End of period	$13.45	$13.25	$12.55	$12.39	$9.54	$9.45	$9.61	$9.53	$8.68	$8.64
Net assets at end of period (000’s)	$804	$251	$778	$290	$530	$201	$468	$162	$225	$108
Units outstanding at end of period (000’s)	60	19	62	23	56	21	49	17	26	13
Total return (1)	7.17%	6.90%	31.48%	31.16%	-0.64%	-0.89%	10.67%	10.26%	-15.32%	-15.41%
Investment income ratio (2)	21.65%	21.78%	4.59%	4.52%	6.48%	6.36%	4.69%	4.76%	4.85%	25.24%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	PIMCO VIT All Asset Portfolio Institutional Class, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$14.34	$14.15	$12.51	$12.37	$11.75	$11.65	$10.65	$10.58	$11.40	$11.36
Unit value - End of period	$12.48	$12.28	$14.34	$14.15	$12.51	$12.37	$11.75	$11.65	$10.65	$10.58
Net assets at end of period (000’s)	$2,575	$363	$3,462	$533	$2,955	$476	$2,578	$541	$1,950	$485
Units outstanding at end of period (000’s)	206	30	241	38	236	38	220	47	183	46
Total return (1)	-12.97%	-13.19%	14.68%	14.40%	6.45%	6.19%	10.36%	10.08%	-6.62%	-6.88%
Investment income ratio (2)	7.65%	7.61%	11.17%	11.30%	5.13%	5.09%	3.16%	3.10%	9.53%	6.37%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

43

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(7)	Financial Highlights (continued)

	PIMCO VIT Real Return Portfolio Institutional Class, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$11.85	$11.69	$11.37	$11.25	$10.33	$10.24	$9.65	$9.59	$10.00	$9.96
Unit value - End of period	$10.30	$10.13	$11.85	$11.69	$11.37	$11.25	$10.33	$10.24	$9.65	$9.59
Net assets at end of period (000’s)	$1,244	$505	$1,563	$591	$891	$360	$714	$275	$309	$272
Units outstanding at end of period (000’s)	121	50	132	51	78	32	69	27	32	28
Total return (1)	-13.08%	-13.30%	4.17%	3.91%	10.14%	9.86%	7.06%	6.79%	-3.53%	-3.74%
Investment income ratio (2)	7.19%	7.11%	5.24%	5.21%	1.56%	1.58%	1.88%	1.73%	3.03%	5.42%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Putnam VT High Yield Fund, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.73	$12.56	$12.29	$12.15	$11.82	$11.72	$10.48	$10.41	$11.03	$10.99
Unit value - End of period	$11.12	$10.94	$12.73	$12.56	$12.29	$12.15	$11.82	$11.72	$10.48	$10.41
Net assets at end of period (000’s)	$2,498	$318	$3,226	$438	$2,620	$348	$2,182	$408	$1,420	$348
Units outstanding at end of period (000’s)	225	29	253	35	213	29	185	35	136	33
Total return (1)	-12.69%	-12.91%	3.63%	3.37%	3.92%	3.66%	12.85%	12.57%	-5.02%	-5.27%
Investment income ratio (2)	5.49%	5.63%	4.56%	4.53%	5.73%	6.52%	5.51%	5.92%	12.24%	10.45%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	T. Rowe Price Blue Chip Growth Fund, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$27.27	$26.90	$23.54	$23.27	$17.78	$17.63	$13.91	$13.82	$13.85	$13.80
Unit value - End of period	$16.52	$16.26	$27.27	$26.90	$23.54	$23.27	$17.78	$17.63	$13.91	$13.82
Net assets at end of period (000’s)	$10,794	$3,744	$18,413	$6,272	$12,542	$4,775	$8,173	$3,488	$3,993	$1,974
Units outstanding at end of period (000’s)	653	230	675	233	533	205	459	198	287	143
Total return (1)	-39.42%	-39.57%	15.87%	15.58%	32.37%	32.04%	27.86%	27.54%	0.40%	0.14%
Investment income ratio (2)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Capital Growth Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$23.29	$22.98	$19.45	$19.24	$16.77	$16.62	$13.49	$13.41	$13.86	$13.81
Unit value - End of period	$19.39	$19.08	$23.29	$22.98	$19.45	$19.24	$16.77	$16.62	$13.49	$13.41
Net assets at end of period (000’s)	$2,907	$927	$3,347	$1,240	$2,538	$1,047	$1,565	$826	$802	$663
Units outstanding at end of period (000’s)	150	49	144	54	130	54	93	50	59	49
Total return (1)	-16.74%	-16.95%	19.73%	19.43%	16.03%	15.74%	24.28%	23.98%	-2.67%	-2.92%
Investment income ratio (2)	0.92%	0.94%	0.87%	0.94%	1.32%	1.34%	0.92%	1.07%	1.78%	1.87%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

44

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(7)	Financial Highlights (continued)

	Vanguard VIF Diversified Value Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$18.60	$18.35	$14.48	$14.31	$13.12	$13.00	$10.62	$10.55	$11.86	$11.82
Unit value - End of period	$16.22	$15.96	$18.60	$18.35	$14.48	$14.31	$13.12	$13.00	$10.62	$10.55
Net assets at end of period (000’s)	$3,137	$548	$3,845	$659	$2,537	$487	$1,971	$470	$897	$521
Units outstanding at end of period (000’s)	193	34	207	36	175	34	150	36	85	49
Total return (1)	-12.80%	-13.02%	28.52%	28.20%	10.37%	10.10%	23.53%	23.22%	-10.48%	-10.73%
Investment income ratio (2)	1.19%	1.28%	1.00%	1.02%	2.64%	2.74%	2.10%	2.85%	4.63%	4.78%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Equity Index Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$22.58	$22.27	$17.83	$17.63	$15.27	$15.14	$11.84	$11.77	$12.59	$12.54
Unit value - End of period	$18.19	$17.90	$22.58	$22.27	$17.83	$17.63	$15.27	$15.14	$11.84	$11.77
Net assets at end of period (000’s)	$8,815	$4,735	$12,256	$7,122	$8,805	$5,814	$6,764	$4,839	$3,882	$3,125
Units outstanding at end of period (000’s)	485	265	543	320	494	330	442	319	328	266
Total return (1)	-19.44%	-19.65%	26.64%	26.32%	16.77%	16.48%	28.97%	28.65%	-5.97%	-6.17%
Investment income ratio (2)	1.36%	1.47%	1.18%	1.23%	1.65%	1.67%	1.70%	1.84%	3.35%	2.72%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF High Yield Bond Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$12.54	$12.37	$12.28	$12.14	$11.81	$11.71	$10.35	$10.29	$10.81	$10.76
Unit value - End of period	$11.20	$11.02	$12.54	$12.37	$12.28	$12.14	$11.81	$11.71	$10.35	$10.29
Net assets at end of period (000’s)	$2,067	$560	$2,662	$617	$2,160	$593	$1,511	$450	$878	$468
Units outstanding at end of period (000’s)	185	51	212	50	176	49	128	39	85	45
Total return (1)	-10.71%	-10.93%	2.13%	1.88%	3.96%	3.70%	14.10%	13.81%	-4.23%	-4.40%
Investment income ratio (2)	5.28%	4.92%	3.97%	4.13%	5.12%	5.15%	4.89%	5.84%	7.91%	8.00%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF International Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$23.93	$23.61	$24.67	$24.40	$15.87	$15.74	$12.30	$12.22	$14.29	$14.23
Unit value - End of period	$16.47	$16.21	$23.93	$23.61	$24.67	$24.40	$15.87	$15.74	$12.30	$12.22
Net assets at end of period (000’s)	$5,347	$1,112	$6,800	$1,374	$6,774	$1,603	$4,686	$1,275	$2,713	$987
Units outstanding at end of period (000’s)	325	69	284	58	275	66	295	81	221	81
Total return (1)	-31.16%	-31.33%	-3.01%	-3.25%	55.44%	55.05%	29.09%	28.77%	-13.95%	-14.12%
Investment income ratio (2)	1.30%	1.27%	0.27%	0.28%	1.24%	1.29%	1.28%	1.39%	1.47%	1.38%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

45

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(7)	Financial Highlights (continued)

	Vanguard VIF Mid-Cap Index Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$20.10	$19.83	$16.41	$16.23	$14.04	$13.92	$10.94	$10.88	$12.25	$12.21
Unit value - End of period	$16.08	$15.82	$20.10	$19.83	$16.41	$16.23	$14.04	$13.92	$10.94	$10.88
Net assets at end of period (000’s)	$7,649	$1,091	$10,333	$1,405	$7,729	$1,240	$5,914	$1,208	$3,326	$956
Units outstanding at end of period (000’s)	476	69	514	71	471	76	419	86	304	88
Total return (1)	-20.03%	-20.23%	22.51%	22.20%	16.84%	16.55%	28.34%	28.02%	-10.67%	-10.93%
Investment income ratio (2)	1.16%	1.15%	1.04%	1.09%	1.46%	1.56%	1.30%	1.48%	2.24%	2.32%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Money Market Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$9.78	$9.65	$9.93	$9.82	$10.03	$9.94	$9.95	$9.89	$9.91	$9.87
Unit value - End of period	$9.78	$9.62	$9.78	$9.65	$9.93	$9.82	$10.03	$9.94	$9.95	$9.89
Net assets at end of period (000’s)	$10,429	$1,380	$5,199	$793	$6,880	$1,521	$1,774	$627	$584	$186
Units outstanding at end of period (000’s)	1,066	143	532	82	693	155	177	63	59	19
Total return (1)	0.00%	-0.25%	-1.47%	-1.72%	-0.98%	-1.23%	0.74%	0.49%	0.43%	0.19%
Investment income ratio (2)	1.78%	1.65%	0.01%	0.01%	0.29%	0.35%	2.16%	2.17%	6.48%	2.07%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Real Estate Index Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$14.71	$14.51	$10.65	$10.53	$11.28	$11.19	$8.96	$8.90	$9.61	$9.57
Unit value - End of period	$10.68	$10.51	$14.71	$14.51	$10.65	$10.53	$11.28	$11.19	$8.96	$8.90
Net assets at end of period (000’s)	$3,730	$1,254	$5,800	$1,932	$4,152	$1,380	$3,394	$1,340	$1,939	$1,201
Units outstanding at end of period (000’s)	349	119	394	133	390	131	299	119	216	135
Total return (1)	-27.39%	-27.57%	38.12%	37.78%	-5.59%	-5.83%	25.97%	25.66%	-6.79%	-6.98%
Investment income ratio (2)	2.01%	1.98%	1.96%	2.02%	2.43%	2.65%	2.36%	2.71%	5.27%	4.03%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Small Company Growth Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$20.81	$20.53	$18.50	$18.29	$15.20	$15.08	$12.08	$12.01	$13.22	$13.18
Unit value - End of period	$15.30	$15.06	$20.81	$20.53	$18.50	$18.29	$15.20	$15.08	$12.08	$12.01
Net assets at end of period (000’s)	$2,333	$518	$3,354	$747	$3,370	$802	$2,631	$659	$1,484	$500
Units outstanding at end of period (000’s)	152	34	161	36	182	44	173	44	123	42
Total return (1)	-26.46%	-26.65%	12.52%	12.24%	21.66%	21.35%	25.88%	25.57%	-8.64%	-8.91%
Investment income ratio (2)	0.27%	0.28%	0.38%	0.39%	0.64%	0.65%	0.42%	0.47%	0.75%	0.87%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

46

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(7)	Financial Highlights (continued)

	Vanguard VIF Total Bond Market Index Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$10.56	$10.42	$10.91	$10.79	$10.31	$10.22	$9.62	$9.56	$9.77	$9.74
Unit value - End of period	$9.03	$8.88	$10.56	$10.42	$10.91	$10.79	$10.31	$10.22	$9.62	$9.56
Net assets at end of period (000’s)	$12,000	$3,329	$16,360	$4,179	$12,864	$3,511	$9,924	$2,474	$5,900	$2,110
Units outstanding at end of period (000’s)	1,329	375	1,549	401	1,179	325	964	242	614	221
Total return (1)	-14.50%	-14.72%	-3.18%	-3.42%	5.80%	5.53%	7.24%	6.97%	-1.58%	-1.89%
Investment income ratio (2)	2.13%	2.09%	1.90%	1.93%	2.34%	2.29%	2.25%	2.50%	4.29%	3.51%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

	Vanguard VIF Total Stock Market Index Portfolio, Subaccount
	2022		2021		2020		2019		2018
	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares	B-Shares	C-Shares
Unit value - Beginning of period	$22.26	$21.96	$17.99	$17.79	$15.10	$14.97	$11.76	$11.69	$12.61	$12.56
Unit value - End of period	$17.63	$17.35	$22.26	$21.96	$17.99	$17.79	$15.10	$14.97	$11.76	$11.69
Net assets at end of period (000’s)	$11,625	$3,873	$16,399	$5,169	$0	$0	$8,158	$2,876	$4,015	$1,993
Units outstanding at end of period (000’s)	659	223	737	235	664	249	539	192	342	171
Total return (1)	-20.79%	-20.98%	23.77%	23.46%	19.11%	18.81%	28.42%	28.10%	-6.76%	-6.96%
Investment income ratio (2)	1.39%	1.38%	1.13%	1.21%	1.49%	1.50%	1.31%	1.47%	3.57%	2.55%
Expense ratio (3)	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%	1.50%	1.75%

47

MEMBERS Horizon Variable Separate Account

Notes to Financial Statements

(7)	Financial Highlights (continued)

^	This subaccount is not available for this product share type.

(1)	The Total Return represents the total return for the periods indicated, including changes in the value of the underlying fund and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized for periods less than one year.

(2)	The Investment Income Ratio represents dividends received by the subaccount, excluding capital gains distributions, divided by the daily average net assets for the period indicated. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(3)	The Expense Ratio represents the annualized contract expenses of the respective contract of the Account, consisting primarily of mortality and expense risk charges, as defined in the Account Charges note. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(a)	The subaccount commenced operations effective December 3, 2018. The beginning unit value is equal to the unit value at the date of first investment. There were no investments in the subaccount since the date of commencement on December 3, 2018 through December 31, 2018.

(8)	Subsequent Events

The Account evaluated subsequent events through the date the financial statements were issued. During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements.

48

PART C

OTHER INFORMATION

Item 27. Exhibits.

Exhibit Item Number	Description	Incorporated by Reference to	Filed Herewith
(a)	Resolutions of the Board of Directors of MEMBERS Life Insurance Company (“MLIC”) authorizing the establishment of the MEMBERS Horizon Variable Separate Account (the “Registrant”)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed October 5, 2015 (File No. 333-207276)
(b)	Not applicable
(c)(1)	Amended and Restated Distribution Agreement dated as of January 7, 2016 between MLIC, for itself and as depositor on behalf of the Registrant, and CUNA Brokerage Services, Inc. (“CBSI”)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement of the Registrant, filed January 29, 2016 (File No. 333-207276)
(c)(2)	Amended and Restated Expense Sharing Agreement dated January 1, 2015 between MLIC and CBSI	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of the Registrant, filed March 31, 2017 (File No. 333-207276)
(c)(3)	Amended and Restated Distribution Agreement Exhibit A dated as of September 2018, between MLIC, for itself and as depositor on behalf of the Registration, and CUNA Brokerage Services, Inc. (“CBSI”)	Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement of the Registrant, filed November 20, 2018 (File No. 333-226804)
(d)(1)	Form of MEMBERS® Horizon II Flexible Premium Deferred Variable Annuity Contract (Money Market Holding Account) (Form No. 2018-VA)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed August 13, 2018 (File No. 333-226804)
(d)(2)	Form of MEMBERS® Horizon II Flexible Premium Deferred Variable Annuity Contract (Fixed Holding Account) (Form No. 2018-VA-F)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed August 13, 2018 (File No. 333-226804)
(d)(3)	Form of MEMBERS® Horizon II Flexible Premium Deferred Variable Annuity Data Page (Money Market Holding Account) (Form No. 2018-VADP)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed August 13, 2018 (File No. 333-226804)
(d)(4)	Form of MEMBERS® Horizon II Flexible Premium Deferred Variable Annuity Data Page (Fixed Holding Account) (Form No. 2018-VADP-F)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed August 13, 2018 (File No. 333-226804)
(d)(5)	Form of Return of Purchase Payment Death Benefit Endorsement (Form No. 2018-VA-ROPEND)	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed August 13, 2018 (File No. 333-226804)
(d)(6)	Form of Roth Individual Retirement Annuity Endorsement	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed October 5, 2015 (File No. 333-207276)

Exhibit Item Number	Description	Incorporated by Reference to	Filed Herewith
(d)(7)	Form of Individual Retirement Annuity Endorsement	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed October 5, 2015 (File No. 333-207276)
(e)	Form of MEMBERS® Horizons and MEMBERS Horizon II Individual Flexible Premium Deferred Variable Annuity Application	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed August 13, 2018 (File No. 333-226804)
(f)(1)	Articles of Incorporation of MLIC	Incorporated herein by reference to the initial filing of the MLIC Registration Statement on Form S-1, filed February 6, 2013 (File No. 333-186477)
(f)(2)(i)	Bylaws of MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(g)(1)	MEMBERS Horizon Coinsurance and Modified Coinsurance Agreement dated November 1, 2015 between MLIC and CMFG Life Insurance Company (“CMFG Life”)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)
(g)(2)	MEMBERS Horizon Coinsurance and Modified Coinsurance Agreement dated January 1, 2019 between MLIC and CMFG Life	Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement, filed April 17, 2020 (File No. 333-226804)
(g)(3)	Amended and Restated Coinsurance and Modified Coinsurance Agreement dated February 4, 2021 between MLIC and CMFG Life	Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement of the Registrant, filed April 5, 2022 (File No. 333-207276)
(g)(4)	Second Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated November 23, 2021 between MLIC and CMFG Life	Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement of the Registrant, filed April 5, 2022 (File No. 333-207276)
(g)(5)	Third Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated October 10, 2022 between MLIC and CMFG Life		X
(h)(1)(i)	Fund Participation and Service Agreement between American Funds Insurance Series and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(1)(ii)	Business Agreement between American Funds Distributors, Inc., CBSI and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)

Exhibit Item Number	Description	Incorporated by Reference to	Filed Herewith
(h)(1)(iii)	American Funds Rule 22c-2 Agreement between American Funds Service Company and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(1)(iv)	Amendment No. 1 to Fund Participation and Service Agreement between American Funds Service Company and MLIC	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of the Registrant, filed March 31, 2017 (File No. 333-207276)
(h)(2)(i)	Fund Participation Agreement between BlackRock Variable Series Funds, Inc. and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(2)(ii)	Administrative Services Agreement between BlackRock Advisors, LLC and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(2)(iii)	Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc. and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(2)(iv)	First Amendment to Administrative Services Agreement dated July 1, 2020 between BlackRock Advisors, LLC and MLIC	Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement of the Registrant, filed April 14, 2021 (File No. 333-226804)
(h)(3)(i)	Fund Participation Agreement between Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisors, LLC, Columbia Management Investment Distributors, Inc. and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(3)(ii)	Fund Participation Agreement between Columbia Funds Variable Insurance Trust II, Columbia Management Investment Advisors, LLC, Columbia Management Investment Distributors, Inc. and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(3)(iii)	Fund Participation Agreement between Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisors, LLC, Columbia Management Investment Distributors, Inc. and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(3)(iv)	Revenue Sharing Agreement between Columbia Management Investment Distributors, Inc. and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)

Exhibit Item Number	Description	Incorporated by Reference to	Filed Herewith
(h)(3)(v)	First Amendment to the Fund Participation Agreement between Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisors, LLC, Columbia Management Investment Distributors, Inc. and MLIC	Incorporated herein by reference to the Pre-Effective Amendment No. 1 filing of the MEMBERS Horizon Variable Separate Account on Form N-4, filed November 20, 2018 (File No. 333-226804)
(h)(3)(vi)	First Amendment to the Fund Participation Agreement between Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc. and MLIC	Incorporated herein by reference to the Pre-Effective Amendment No. 1 filing of the MEMBERS Horizon Variable Separate Account on Form N-4, filed November 20, 2018 (File No. 333-226804)
(h)(3)(vii)	Variable Portfolio Administrative Services Agreement between Columbia Management Investment Services Corp. and CUNA Brokerage Services, Inc.	Incorporated herein by reference to the Pre-Effective Amendment 1 filing of the MLIC Registration Statement, filed April 18, 2019 (File No. 333-228962)
(h)(4)	Participation Agreement between DFA Investment Dimensions Group Inc. and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement of the Registrant, filed January 29, 2016 (File No. 333-207276)
(h)(4)(i)	Amendment 1 to Participation Agreement between DFA Investment Dimensions Group Inc. and MLIC dated January 1, 2022	Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement of the Registrant, filed April 5, 2022 (File No. 333-207276)
(h)(5)(i)	Fund Participation Agreement between The Dreyfus Corporation and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(5)(ii)	Administrative Services Agreement between The Dreyfus Corporation and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(5)(iii)	Distribution Letter Agreement between MBSC Securities Corporation (The Dreyfus Corporation) and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed April 6, 2016 (File No. 333-207276)
(h)(5)(iv)	First Amendment to Fund Participation Agreement between the Dreyfus Corporation and MLIC	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of the Registrant, filed March 31, 2017 (File No. 333-207276)
(h)(6)(i)	Participation Agreement between Franklin Templeton Variable Insurance Products Trust and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)

Exhibit Item Number	Description	Incorporated by Reference to	Filed Herewith
(h)(6)(ii)	Administrative Services Agreement between Franklin Templeton Variable Insurance Products Trust and MLIC	Incorporated herein by reference Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)
(h)(6)(iii)	Shareholder Information Agreement between Franklin Templeton Variable Insurance Products Trust and MLIC	Incorporated herein by reference Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)
(h)(6)(iv)	Amendment No. 1 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust and MLIC	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of the Registrant, filed March 31, 2017 (File No. 333-207276)
(h)(6)(v)	Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust and MLIC	Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement of the Registrant, filed April 5, 2022 (File No. 333-207276)
(h)(6)(vi)	Amendment No. 1 to Administrative Services Agreement between Franklin Templeton Variable Insurance Products Trust and MLIC		X
(h)(7)(i)	Participation Agreement between Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co. and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(7)(ii)	Amendment #1 to Participation Agreement between Goldman Sachs Variable Insurance Trust and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(7)(iii)	Service Class Services Agreement between Goldman Sachs Variable Insurance Trust and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(7)(iv)	Administrative Services Agreement between Goldman Sachs Asset Management, L.P. and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(7)(v)	Shareholder Information Agreement between Goldman Sachs & Co and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(7)(vi)	Amendment #2 to Participation Agreement between Goldman Sachs Variable Insurance Trust and MLIC	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of the Registrant, filed March 31, 2017 (File No. 333-207276)

Exhibit Item Number	Description	Incorporated by Reference to	Filed Herewith
(h)(8)(i)	Participation Agreement between AIM Variable Insurance Funds(Invesco Variable Insurance Funds), Invesco Distributors, Inc., CBSI and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(8)(ii)	Administrative Services Agreement between AIM Variable Insurance Funds(Invesco Variable Insurance Funds) and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(8)(iii)	Distribution Services Agreement between AIM Variable Insurance Funds(Invesco Variable Insurance Funds) and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(8)(iv)	Amendment No. 1 to Administrative Services Agreement between AIM Variable Insurance Funds(Invesco Variable Insurance Funds) and MLIC	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of the Registrant, filed March 31, 2017 (File No. 333-207276)
(h)(9)(i)	Fund Participation Agreement between Lazard Retirement Series, Inc., Lazard Asset Management Securities LLC and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(9)(ii)	Servicing Agreement between Lazard Retirement Series, Inc. and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(9)(iii)	Amendment 1 to Fund Participation Agreement between Lazard Retirement Series, Inc., Lazard Asset Management Securities LLC and MLIC dated January 31, 2022	Incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement of the Registrant, filed April 5, 2022 (File No. 333-207276)
(h)(10)(i)	Participation Agreement between MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(10)(ii)	Fund/Serv and Networking Supplement to Participation Agreement between MFS Variable Insurance Trust and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(10)(iii)	Fee Letter Agreement between MFS Variable Insurance Trust and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(11)(i)	Participation Agreement between Morgan Stanley and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)

Exhibit Item Number	Description	Incorporated by Reference to	Filed Herewith
(h)(11)(ii)	Servicing Agreement between Morgan Stanley and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)
(h)(11)(iii)	Letter Agreement between Morgan Stanley and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)
(h)(11)(iv)	Administrative Service Agreement between Morgan Stanley and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)
(h)(11)(v)	Amendment to Participation Agreement between Morgan Stanley and MLIC	Incorporated herein by reference to the Pre-Effective Amendment No. 1 filing of MEMERS Horizon Variable Separate Account on Form N-4, filed November 20, 2018 (File No. 333-207276)
(h)(12)(i)	Participation Agreement between Oppenheimer Variable Account Funds and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)
(h)(12)(ii)	Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)
(h)(13)	Participation Agreement between PIMCO Variable Insurance Trust, PIMCO Equity Series, VIT, PIMCO Investments LLC and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(14)(i)	Fund Participation Agreement between Northern Lights Variable Trust and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(h)(14)(ii)	Fund/Serv Agreement between Northern Lights Distributors, LLC and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed August 13, 2018 (File No. 333-226804)
(h)(14)(iii)	Distribution and Shareholder Services Agreement between Northern Lights Variable Trust and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)

Exhibit Item Number	Description	Incorporated by Reference to	Filed Herewith
(h)(15)(i)	Participation Agreement between T Rowe Price Equity Series, Inc. and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)
(h)(15)(ii)	Rule 22c-2 Agreement between T Rowe Price Equity Series, Inc. and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)
(h)(15)(iii)	12b-1 Agreement between T. Rowe Price Investment Services, Inc. and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)
(h)(16)(i)	Participation Agreement between Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(16)(ii)	Defined Contribution Clearance & Settlement Agreement between The Vanguard Group and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement of the Registrant, filed April 6, 2016 (File No. 333-207276)
(h)(16)(iii)	Amendment to Participation Agreement between Vanguard Variable Insurance Fund, the Vanguard Group, Inc., Vanguard Marketing Corporation and MLIC	Incorporated herein by reference to the Pre-Effective Amendment 1 filing of the MLIC Registration Statement, filed April 18, 2019 (File No. 333-228962)
(h)(17)(i)	Participation Agreement between Putnam Variable Trust and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)
(h)(17)(ii)	Rule 22c-2 Agreement between Putnam Variable Trust and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)
(h)(17)(iii)	Marketing and Administrative Services Agreement between Putnam Variable Trust and MLIC	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, filed January 29, 2016 (File No. 333-207276)
(h)(17)(iv)	Letter Agreement between T. Rowe Price Associates and MLIC	Incorporated herein by reference to the initial filing of the Registrant on Form N-4, filed January 29, 2016 (File No. 333-207276)
(i)	Not applicable
(j)	Not applicable
(k)	Legal Opinion		X

Exhibit Item Number	Description	Incorporated by Reference to	Filed Herewith
(l)(i)	Consent of Independent Auditor		X
(l)(ii)	Powers of Attorney		X
(l)(iii)	Consent of Independent Registered Public Accounting Firm		X
(m)	Not applicable
(n)	Not applicable
(o)	Not applicable
101.INS*	Inline XBRL Instance Document - The instance document does not appear in the interactive data file because its XBRL tags are embedded within the Inline XBRL document.		X
101.SCH*	Inline XBRL Taxonomy Extension Schema Document.		X
101.CAL*	Inline XBRL Taxonomy Extension Calculation Linkbase Document.		X
101.LAB*	Inline XBRL Taxonomy Extension Label Linkbase Document.		X
101.PRE*	Inline XBRL Taxonomy Extension Presentation Linkbase Document.		X
101.DEF*	Inline XBRL Taxonomy Extension Definition Linkbase Document		X
104*	Cover Page Interactive Data File (formatted as Inline XBRL and contained in Exhibit 101)		X

Item 28. Directors and Officers of the Depositor.

Set forth below is information regarding the directors and principal officers of MLIC. Unless otherwise noted, the business address of each person below is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

Name	Positions and Officers with Depositor
David L. Sweitzer	President and Director
Brian J. Borakove	Treasurer
Paul D. Barbato	Secretary and Director
Michael F. Anderson	Director
Abigail R. Rodriguez	Director
William A. Karls	Director

Item 29. Persons Controlled by or Under Common Control with the Depositor or the Registrant.

The Registrant is a separate account of MLIC and is, therefore, owned and controlled by MLIC. MLIC is a wholly-owned indirect subsidiary of CMFG Life Insurance Company (“CMFG Life”) and a direct wholly-owned subsidiary of CUNA Mutual Investment Corporation (“CMIC”). MLIC is a stock life insurance company organized under the laws of the State of Iowa for the purpose of writing any and all of the lines of insurance and annuity business authorized by Iowa Code Chapter 508 and any other line of insurance or annuity business authorized by the laws of the State of Iowa.

MLIC is 100% owned by CMIC, which is in turn 100% owned by CMFG Life. Various companies and other entities are controlled by CMFG Life and may be considered to be under common control with the Registrant or MLIC. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

CUNA Mutual Holding Company
Organizational Chart As Of February 28, 2023

CUNA Mutual Holding Company is a mutual insurance holding company, and as such is controlled by its policy owners. CUNA Mutual Holding Company was formed under the Plan of Reorganization of CMFG Life Insurance Company. CUNA Mutual Holding Company, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries:

TruStage Financial Group, Inc.

State of domiciled: Iowa

1.	CUNA Mutual Global Holdings, Inc. State of domicile: Iowa

2.	CMFG Ventures, LLC State of domicile: Iowa

3.	SafetyNet Insurance Agency, LLC State of domicile: Iowa

4.	CMFG Ventures Discovery Fund, LLC State of domicile: Iowa

5.	CMFG Life Insurance Company State of domicile: Iowa

CMFG Life Insurance Company, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries, all of which are included in the CMFG Life Insurance Company’s consolidated financial statements:

A.	CUNA Mutual Investment Corporation owns the following: State of domicile: Wisconsin

	1.	MEMBERS Life Insurance Company State of domicile: Iowa

	2.	CUMIS Insurance Society, Inc. owns the following: State of domicile: Iowa

		a.	CUMIS Specialty Insurance Company, Inc. State of domicile: Iowa

		b.	CUMIS Mortgage Reinsurance Company State of domicile: Wisconsin

	3.	CUNA Brokerage Services, Inc. State of domicile: Wisconsin

	4.	CUNA Mutual Insurance Agency, Inc. State of domicile: Wisconsin

	5.	CUMIS Vermont, Inc. State of domicile: Vermont

	6.	International Commons, Inc. State of domicile: Wisconsin

	7.	MEMBERS Capital Advisors, Inc. State of domicile: Iowa

		a.	MCA Fund I GP LLC State of domicile: Delaware

		b.	MCA Fund II GP LLC State of domicile: Delaware

		c.	MCA Fund III GP LLC State of domicile: Delaware

		d.	MCA Fund IV GP LLC State of domicile: Delaware

		e.	MCA Fund V GP LLC State of domicile: Delaware

		f.	MCA Fund VI GP LLC State of domicile: Delaware

	8.	CPI Qualified Plan Consultants, Inc. State of domicile: Delaware

		a.	PPP Services, LLC State of domicile: Delaware

	9.	Five County Holdings, LLC State of domicile: Illinois

B.	6834 Hollywood Boulevard, LLC State of domicile: Delaware

C.	TruStage Insurance Agency, LLC State of domicile: Iowa

D.	CUNA Mutual Management Services, LLC State of domicile: Iowa

	1.	Compliance Systems, LLC State of domicile: Michigan

	2.	CUneXus Solutions, Inc. State of domicile: Delaware

	3.	ForeverCar Holdings, LLC State of domicile: Delaware

		a.	ForeverCar LLC State of domicile: Illinois

		b.	ForeverCar Consumer Credit LLC State of domicile: Illinois

	4.	Integrated Lending Technologies, LLC State of domicile: Utah

E.	MCA Fund I Holding LLC State of domicile: Delaware

F.	AdvantEdge Digital, LLC State of domicile: Iowa

G.	MCA Fund II Holding LLC State of domicile: Delaware

H.	MCA Fund III Holding LLC State of domicile: Delaware

I.	American Memorial Life Insurance Company State of domicile: South Dakota

J.	Union Security Insurance Company State of domicile: Kansas

K.	Family Considerations, Inc. State of domicile: Georgia

L.	Mt. Rushmore Road, LLC State of domicile: Delaware

6.	CUNA Mutual Holding Company either directly or indirectly, is the controlling company of the following:
	A.	CUNA Mutual International Finance, Ltd. State of domicile: Cayman Islands

	B.	CUNA Mutual International Holdings, Ltd. State of domicile: Cayman Islands

	C.	TruStage Global Holdings, ULC State of domicile: Alberta, Canada

		1.	TruStage Life of Canada State of domicile: Toronto, Canada

			a.	Association for Personal Resource Planning of Canada State of domicile: Ontario, Canada

		2.	Family Side, Inc. State of domicile: Ontario, Canada

	D.	CUNA Caribbean Holdings St. Lucia, Ltd. State of domicile: St. Lucia

		1.	CUNA Caribbean Insurance Jamaica Limited State of domicile: Jamaica

		2.	CUNA Caribbean Insurance OECS Limited State of domicile: St. Lucia

		3.	CUNA Mutual Insurance Society Dominicana, S.A. State of domicile: Dominican Republic

		4.	CUNA Caribbean Insurance Society Limited State of domicile: Trinidad and Tobago

Item 30. Indemnification.

(a)	Indemnification of Directors and Officers. Section 490.202 of the Iowa Business Corporation (the “IBCA”), provides that a corporation’s articles of incorporation may contain a provision eliminating or limiting the personal liability of a director to the corporation or its shareholders for monetary damages for any action taken, or failure to take action, as a director, except liability for (1) the amount of a financial benefit received by a director to which the director is not entitled, (2) an intentional infliction of harm on MEMBERS Life Insurance Company (the “Registrant,” “we,” “our,” or “us”) or the shareholders, (3) a violation of Section 490.833 of the IBCA or (4) an intentional violation of criminal law.

Further, Section 490.851 of the IBCA provides that a corporation may indemnify its directors who may be party to a proceeding against liability incurred in the proceeding by reason of such person serving in the capacity of director, if such person has acted in good faith and in a manner reasonably believed by the individual to be in the best interests of the corporation, if the director was acting in an official capacity, and in all other cases that the individual’s conduct was at least not opposed to the best interests of the corporation, and in any criminal proceeding if such person had no reasonable cause to believe the individual’s conduct was unlawful or the director engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the articles of incorporation. The indemnity provisions under Section 490.851 do not apply (i) in the case of actions brought by or in the right of the corporation except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct set forth above or (ii) in connection with any proceedings with respect to conduct for which the director was adjudged liable on the basis that the director received a financial benefit to which the director was not entitled, whether or not involving action in the director’s official capacity.

In addition, Section 490.852 of the IBCA provides mandatory indemnification of reasonable expenses incurred by a director who is wholly successful in defending any action in which the director was a party because the director is or was a director of the corporation. A director who is a party to a proceeding because the person is a director may also apply for court-ordered indemnification and advance of expenses under Section 490.854 of the IBCA.

Section 490.853 of the IBCA provides that a corporation may, before final disposition of a proceeding, advance funds to pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding because such person is a director if the director delivers the following to the corporation: (1) a written affirmation that the director has met the standard of conduct described above or that the proceeding involved conduct for which liability has been eliminated under the corporation’s articles of incorporation and (2) the director’s written undertaking to repay any funds advanced if the director is not entitled to mandatory indemnification under Section 490.852 of the IBCA and it is ultimately determined that the director has not met the standard of conduct described above.

Under Section 490.856 of the IBCA, a corporation may indemnify and advance expenses to an officer of the corporation who is a party to a proceeding because such person is an officer, to the same extent as a director. In addition, if the person is an officer but not a director, further indemnification may be provided by the corporation’s articles of incorporation or bylaws, a resolution of the board of directors or by contract, except liability for (1) a proceeding by or in the right of the corporation other than for reasonable expenses incurred in connection with the proceeding and (2) conduct that constitutes receipt by the officer of a financial benefit to which the officer is not entitled, an intentional infliction of harm on the corporation or the shareholders or an intentional violation of criminal law. Such indemnification is also available to an officer who is also a director if the basis on which the officer is made a party to a proceeding is an act taken or a failure to take action solely as an officer.

Our Amended and Restated Articles of Incorporation provide that our directors will not be liable to us or our shareholders for money damages for any action taken, or any failure to take any action, as a director, except liability for (1) the amount of a financial benefit received by a director to which the director is not entitled, (2) an intentional infliction of harm on the Registrant or the shareholders, (3) a violation of Section 490.833 of the IBCA or (4) an intentional violation of criminal law.

Our Amended and Restated Articles of Incorporation also provide that we indemnify each of our directors or officers for any action taken, or any failure to take any action, as a director or officer except liability for (1) the amount of a financial benefit received by a director to which the director is not entitled, (2) an intentional infliction of harm on the Registrant or the shareholders, (3) a violation of Section 490.833 of the IBCA or (4) an intentional violation of criminal law. Additionally, the Registrant is required to exercise all of its permissive powers as often as necessary to indemnify and advance expenses to its directors and officers to the fullest extent permitted by law.

Our Bylaws also provide indemnification to our directors on the same terms as the indemnification provided in our Amended and Restated Articles of Incorporation. Our Bylaws also provide for advances of expenses to our directors and officers. The indemnification provisions of our Bylaws are not exclusive of any other right which any person seeking indemnification may have or acquire under any statute, our Amended and Restated of Incorporation or any agreement, vote of stockholders or disinterested directors or otherwise.

Section 490.857 of the IBCA provides that a corporation may purchase and maintain insurance on behalf of a person who is a director or officer of a corporation, or who, while a director or officer of a corporation, serves at the corporation’s request as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity, against liability asserted against or incurred by that person in that capacity or arising from that person’s status as a director or officer, whether or not the corporation would have the power to indemnify or advance expenses to that person against the same liability under the IBCA. As permitted by and in accordance with Section 490.857 of the IBCA, we maintain insurance coverage for our officers and directors as well as insurance coverage to reimburse us for potential costs for indemnification of directors and officers.

(b)	Indemnification of Principal Underwriters. Pursuant to the Distribution Agreement with CBSI, MLIC has agreed to indemnify CBSI and CBSI’s directors, shareholders, officers, agents and employees and hold each of them harmless from and against any losses, damages, judgments and other costs, fees and expenses, including reasonable attorneys’ fees, resulting from any breach by MLIC of the Distribution Agreement or from the gross negligence, fraud or willful misconduct of employees and permissible contractors and agents of MLIC.

(c)	Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter.

(a) CUNA Brokerage Services, Inc. (“CBSI”), an affiliate of MLIC, is the principal underwriter for the Registrant. In addition, CBSI is the principal underwriter for CMFG Variable Annuity Account and CMFG Variable Life Insurance Account. The principal business address of CBSI is 2000 Heritage Way, Waverly, Iowa 50677-9202.

(b)	Set forth below is certain information regarding the directors and principal officers of CBSI.

Name	Positions and Offices with Principal Underwriter
Michael F. Anderson*	Director
Paul D. Barbato*	Secretary
Jenny Brock*	Treasurer
Katherine Castro*	Assistant Secretary
Paul J. Chong*	Director
Robert Comfort***	President
Christopher Copeland*	Director
William A. Karls*	Director
John Landers**	Vice President and Chief Compliance Officer
David L. Sweitzer*	Director

   *The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.
**The principal business address of this person is: 2000 Heritage Way, Waverly, Iowa 50677
***The principal business address of this person is: 44 Willow Pond Court, Woolwich Township, NJ 08085

(c)	CBSI is the only principal underwriter. The services provided by CBSI are described in the Distribution Agreement and Servicing Agreement filed as exhibits to this Registration Statement.

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
CUNA Brokerage Services, Inc.	$4,000,229*	$0*	$941,284*	$3,058,945*

*Information for fiscal year ended December 31, 2022.

Item 32. Location of Accounts and Records.

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by: (i) MLIC, 2000 Heritage Way, Waverly, Iowa 50677; (ii) CMFG Life, 5910 Mineral Point Road, Madison, Wisconsin 53705; and (iii) Zinnia (f/k/a se2), 5801 SW Sixth Ave, Topeka, Kansas 66636-0001.

Item 33. Management Services

Not applicable.

Item 34. Fee Representation

MLIC represents that the fees and charges deducted under the contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MLIC under the contracts.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement hereby certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin as of 13 day of April, 2023.

MEMBERS HORIZON VARIABLE SEPARATE
ACCOUNT (Registrant)

By:	/s/David L. Sweitzer
David L. Sweitzer, President, MEMBERS Life Insurance Company

MEMBERS LIFE INSURANCE COMPANY (Depositor)

By:	/s/David L. Sweitzer
David L. Sweitzer, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and as of the dates indicated:

Signature	Title	Date

*	President and Director (Principal Executive Officer)	April 13, 2023
David L. Sweitzer

*	Treasurer (Principal Financial & Accounting Officer)	April 13, 2023
Brian J. Borakove

*	Director	April 13, 2023
Michael F. Anderson

*	Director	April 13, 2023
Abigail R. Rodriguez

*	Director	April 13, 2023
William A. Karls

*	Director and Secretary	April 13, 2023

Paul D. Barbato

*By:	/s/Britney Schnathorst
Britney Schnathorst

*Pursuant to Power of Attorney dated April 13, 2023, filed electronically with post-effective amendment number 9 of Registration Statement on Form N-4 (File No. 333-226804), filed with the Commission on April 13, 2023.